UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

One Freedom Valley Drive

Oaks PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2012

Date of reporting period: February 29, 2012

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 29, 2012.

Schedule of Investments (Unaudited)

Large Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 14.2%
American Eagle Outfitters	16,400	$239
Apollo Group, Cl A *	248,652	10,603
Autoliv (A)	16,900	1,126
Bed Bath & Beyond *	168,851	10,087
Best Buy (A)	90,900	2,245
Big Lots *	22,200	974
Career Education *	58,809	507
CBS, Cl B	523,940	15,666
Coach	269,629	20,179
Comcast, Cl A	71,600	2,104
Cooper Tire & Rubber	32,100	533
Ctrip.com International ADR * (A)	129,900	3,555
Darden Restaurants (A)	12,000	612
Dillard’s, Cl A (A)	18,700	1,143
DIRECTV, Cl A *	69,700	3,229
Discovery Communications, Cl A * (A)	69,610	3,247
DISH Network, Cl A	44,200	1,289
Foot Locker	75,400	2,200
Ford Motor (A)	164,500	2,036
Fossil *	64,869	7,913
GameStop, Cl A (A)	72,000	1,640
Gannett (A)	67,500	1,002
Gap (A)	226,400	5,289
General Motors * (A)	48,700	1,267
Goodyear Tire & Rubber *	154,800	1,991
Guess?	25,200	873
H&R Block	53,000	864
Harley-Davidson (A)	194,155	9,044
Harman International Industries	17,200	845
Hasbro	21,700	766
Home Depot	116,950	5,563
ITT Educational Services * (A)	20,500	1,407
Johnson Controls (A)	255,424	8,334
Kohl’s (A)	37,400	1,858
Limited Brands	18,400	856
Lowe’s	445,639	12,647
Macy’s	272,740	10,356
McDonald’s	84,610	8,400
MGM Resorts International *	22,500	310
News, Cl A	193,200	3,839
NIKE, Cl B	151,451	16,345
Nordstrom	165,531	8,876
Omnicom Group	11,900	588
priceline.com * (A)	17,000	10,659
PulteGroup * (A)	5,600	49
RadioShack (A)	116,600	827
Ralph Lauren, Cl A	19,470	3,382
Service International (A)	63,177	716
Staples (A)	394,200	5,779
Starbucks	49,200	2,389
Target	230,346	13,058
Time Warner (A)	5,600	208
Time Warner Cable, Cl A (A)	132,850	10,540
TRW Automotive Holdings *	19,200	878
Tupperware Brands	5,900	370
Under Armour, Cl A * (A)	41,980	3,746
Viacom, Cl B	21,300	1,014
Walt Disney	41,100	1,726

Description	Shares	Market Value ($ Thousands)

Warnaco Group *	6,400	$376
Washington Post, Cl B (A)	1,200	473
Whirlpool (A)	21,300	1,610
Wyndham Worldwide	77,400	3,405

		253,652

Consumer Staples — 8.4%
Altria Group (A)	104,600	3,149
Anheuser-Busch InBev ADR	83,374	5,607
Archer-Daniels-Midland	86,900	2,711
Avon Products	25,800	482
Beam	51,370	2,830
Bunge (A)	17,400	1,171
Clorox	15,100	1,021
Coca-Cola	34,900	2,438
Coca-Cola Enterprises	18,300	529
ConAgra Foods	70,800	1,859
Constellation Brands, Cl A *	7,800	170
Corn Products International	17,000	975
Costco Wholesale	235,496	20,267
CVS Caremark	152,900	6,896
Dr. Pepper Snapple Group (A)	28,600	1,088
Estee Lauder, Cl A	90,390	5,291
Herbalife	18,500	1,225
Kimberly-Clark	42,800	3,119
Kraft Foods, Cl A	38,700	1,473
Kroger	201,100	4,784
Lorillard	35,900	4,706
Mead Johnson Nutrition, Cl A	184,854	14,373
Nu Skin Enterprises, Cl A	20,700	1,196
PepsiCo	29,700	1,869
Philip Morris International	187,720	15,678
Procter & Gamble	173,500	11,715
Reynolds American	25,900	1,086
Safeway (A)	123,400	2,647
Smithfield Foods *	85,500	2,003
SUPERVALU (A)	60,800	397
Sysco (A)	9,200	271
Tyson Foods, Cl A	95,500	1,806
Walgreen (A)	192,500	6,383
Wal-Mart Stores	103,200	6,097
Whole Foods Market (A)	159,650	12,890

		150,202

Energy — 10.0%
Apache	23,600	2,547
Canadian Natural Resources	169,772	6,300
Chevron	233,700	25,501
ConocoPhillips (A)	292,890	22,421
Core Laboratories (A)	50,272	6,116
Devon Energy	85,320	6,255
El Paso	202,100	5,620
EOG Resources	118,400	13,481
Exxon Mobil	239,400	20,708
FMC Technologies * (A)	137,596	6,939
Forest Oil *	37,100	480
Halliburton	219,730	8,040
Helix Energy Solutions Group *	26,200	504
Hess	75,000	4,869
Kinder Morgan (A)	73,300	2,583
Marathon Oil	166,000	5,626
Marathon Petroleum	60,350	2,508
McDermott International *	10,700	139
Murphy Oil	85,600	5,473

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

National Oilwell Varco	33,970	$2,804
Noble Energy	45,350	4,429
Occidental Petroleum	30,000	3,131
Patriot Coal * (A)	72,600	525
Patterson-UTI Energy	41,300	802
Penn Virginia (A)	23,400	114
Schlumberger	144,076	11,182
SEACOR Holdings *	5,000	494
Tesoro *	81,200	2,154
Valero Energy	283,600	6,945
W&T Offshore (A)	15,033	380
WPX Energy *	2,400	44

		179,114

Financials — 13.5%
ACE	81,300	5,830
Aflac	93,300	4,408
Alexandria Real Estate Equities ‡ (A)	800	57
Allstate	74,100	2,329
American Express	37,500	1,984
American Financial Group	32,294	1,209
American Tower, Cl A ‡	133,016	8,324
Ameriprise Financial	68,600	3,825
Annaly Capital Management ‡	65,800	1,094
Apartment Investment & Management, Cl A ‡	2,000	50
Assurant	152,500	6,477
Astoria Financial (A)	6,600	58
AvalonBay Communities ‡ (A)	1,800	233
Bank of America	768,100	6,122
Bank of New York Mellon	141,800	3,135
Berkshire Hathaway, Cl B *	80,600	6,323
BlackRock, Cl A	4,400	876
Boston Properties ‡	2,900	294
Brandywine Realty Trust ‡	72,100	779
BRE Properties ‡	1,100	53
Camden Property Trust ‡	1,100	68
Capital One Financial	283,600	14,350
CBL & Associates Properties ‡ (A)	46,200	815
Charles Schwab (A)	413,085	5,734
Chubb (A)	70,800	4,812
Citigroup	359,880	11,991
CME Group, Cl A	27,500	7,961
CNA Financial	21,600	609
Comerica (A)	38,500	1,143
Commerce Bancshares	11,235	434
Digital Realty Trust ‡ (A)	2,200	160
Discover Financial Services	234,400	7,034
Douglas Emmett ‡	2,700	57
Duke Realty ‡	4,300	60
Endurance Specialty Holdings	19,600	754
Equity Residential ‡	5,800	330
Essex Property Trust ‡	500	70
Everest Re Group	12,400	1,089
Federal Realty Investment Trust ‡	800	76
Fifth Third Bancorp	356,000	4,845
Goldman Sachs Group (A)	24,200	2,786
Hartford Financial Services Group (A)	116,900	2,421
HCC Insurance Holdings	13,100	400
HCP ‡ (A)	8,000	316

Description	Shares	Market Value ($ Thousands)

Health Care REIT ‡ (A)	4,000	$218
Hospitality Properties Trust ‡	78,400	1,939
Host Hotels & Resorts ‡	14,300	226
Huntington Bancshares	688,100	4,022
IntercontinentalExchange *	68,050	9,388
Jones Lang LaSalle	4,100	334
JPMorgan Chase	645,550	25,331
Keycorp	904,400	7,326
Kimco Realty ‡	5,500	101
Legg Mason	13,300	364
Leucadia National	16,300	465
Liberty Property Trust ‡	1,700	58
Lincoln National	80,100	1,990
Loews	17,500	685
Macerich ‡	1,800	97
Mack-Cali Realty ‡	23,500	672
MetLife (A)	34,400	1,326
Montpelier Re Holdings	27,200	469
Morgan Stanley	53,700	996
PartnerRe	11,000	698
Plum Creek Timber ‡	2,300	90
PNC Financial Services Group	138,600	8,249
Popular *	209,600	398
Progressive (A)	283,600	6,075
ProLogis ‡ (A)	9,000	303
Protective Life	19,700	547
Prudential Financial	65,300	3,994
Public Storage ‡ (A)	2,700	362
Rayonier ‡ (A)	19,500	868
Regency Centers ‡	1,400	60
Regions Financial	470,000	2,707
Reinsurance Group of America, Cl A	15,900	917
Simon Property Group ‡	6,200	840
SL Green Realty ‡	1,200	91
SLM	69,800	1,100
State Street	44,100	1,862
SunTrust Banks	23,300	535
Taubman Centers ‡	900	62
Torchmark (A)	41,650	2,018
Travelers	49,200	2,852
UDR ‡	2,700	68
Unum Group	140,100	3,229
US Bancorp	198,500	5,836
Validus Holdings	21,200	646
Ventas ‡	4,915	275
Vornado Realty Trust ‡ (A)	3,600	294
Washington Federal	9,600	155
Weingarten Realty Investors ‡	2,400	60
Wells Fargo	532,200	16,653
Weyerhaeuser ‡ (A)	11,100	232

		239,858

Health Care — 11.7%
Abbott Laboratories	75,700	4,285
Aetna	152,000	7,108
Alexion Pharmaceuticals *	31,460	2,634
Allergan	188,410	16,880
Amedisys *	7,600	98
AmerisourceBergen	79,700	2,977
Amgen	227,544	15,462
Becton Dickinson	2,500	190
Boston Scientific *	172,700	1,074
Bristol-Myers Squibb	8,200	264

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Cardinal Health	51,000	$2,119
Celgene *	115,229	8,449
Chemed (A)	4,900	303
CIGNA	16,400	723
Community Health Systems *	25,600	646
Covance *	122,218	5,833
Coventry Health Care *	28,100	919
Covidien	70,350	3,676
DaVita *	91,853	7,950
Eli Lilly	78,300	3,073
Endo Pharmaceuticals Holdings *	14,300	530
Express Scripts * (A)	183,255	9,773
Forest Laboratories *	10,400	338
Gilead Sciences *	89,000	4,049
Health Net *	121,100	4,570
Hill-Rom Holdings	22,400	761
Humana	52,070	4,535
Idexx Laboratories * (A)	70,737	6,066
Intuitive Surgical *	13,416	6,864
Johnson & Johnson	204,580	13,314
LifePoint Hospitals *	5,700	222
McKesson	51,100	4,267
Medco Health Solutions *	9,000	608
Medtronic	21,900	835
Merck	360,400	13,756
Novo Nordisk ADR	59,730	8,382
Omnicare (A)	60,200	2,118
PDL BioPharma (A)	152,600	974
Perrigo (A)	47,300	4,875
Pfizer	1,105,870	23,334
UnitedHealth Group	108,100	6,027
WellPoint	108,500	7,121
Zimmer Holdings	25,200	1,531

		209,513

Industrials — 8.3%
3M	6,600	578
AGCO *	24,400	1,260
Alliant Techsystems (A)	9,356	561
Avery Dennison	2,600	79
Caterpillar	43,500	4,968
CSX	5,200	109
Danaher	147,840	7,810
Delta Air Lines *	183,600	1,801
Exelis (A)	16,200	170
Expeditors International of Washington	123,600	5,392
FedEx	13,500	1,215
Fluor	175,538	10,617
General Cable *	20,700	641
General Dynamics	27,100	1,985
General Electric	1,232,000	23,470
Granite Construction	9,900	283
Harsco	10,900	242
Honeywell International	81,480	4,854
Huntington Ingalls Industries *	5,883	211
Ingersoll-Rand	2,100	84
ITT	35,350	882
Kansas City Southern *	39,350	2,738
KBR	136,900	4,972
L-3 Communications Holdings, Cl 3	57,300	4,025
Lockheed Martin (A)	70,700	6,251

Description	Shares	Market Value ($ Thousands)

Navistar International *	8,600	$359
Norfolk Southern	22,200	1,530
Northrop Grumman (A)	114,600	6,854
Owens Corning *	12,000	380
Pall	38,810	2,463
Parker Hannifin (A)	19,800	1,778
Precision Castparts	67,624	11,322
Raytheon	70,100	3,542
Roper Industries	79,540	7,280
RR Donnelley & Sons (A)	56,200	777
Ryder System	34,100	1,815
Southwest Airlines	26,500	238
Stericycle * (A)	102,443	8,889
Textron	42,200	1,161
Timken	40,300	2,112
Tyco International	1,200	62
Union Pacific	71,210	7,851
United Continental Holdings * (A)	29,800	615
United Technologies	16,800	1,409
URS	22,269	972
Waste Management (A)	25,800	902

		147,509

Information Technology — 22.7%
Accenture, Cl A (A)	148,438	8,838
Activision Blizzard	259,900	3,106
Adobe Systems *	474,779	15,616
Altera	126,200	4,852
Amdocs *	31,500	966
Amphenol, Cl A	140,266	7,849
Ansys *	86,790	5,483
Apple *	109,267	59,271
Applied Materials	65,800	805
Autodesk *	219,259	8,299
CA	48,700	1,316
CACI International, Cl A *	6,000	355
Cisco Systems	621,700	12,359
Citrix Systems *	70,681	5,283
Cognizant Technology Solutions, Cl A *	84,433	5,991
Computer Sciences	12,700	403
Convergys *	27,300	352
Corning	118,400	1,544
Dell *	160,400	2,775
DST Systems	16,904	896
EMC * (A)	323,002	8,944
Fair Isaac	4,100	166
Fiserv *	8,200	544
Genpact *	254,709	4,080
Google, Cl A *	47,921	29,627
Harris (A)	25,400	1,108
Hewlett-Packard	156,700	3,966
Ingram Micro, Cl A *	26,300	503
Intel	974,401	26,192
International Business Machines	58,316	11,472
Intuit	222,260	12,856
Jabil Circuit	17,600	455
Lam Research *	2,200	92
Lender Processing Services	38,000	837
Lexmark International, Cl A	29,200	1,077
Mantech International, Cl A	2,800	94
Mastercard, Cl A	63,473	26,659

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Microchip Technology (A)	131,900	$4,758
Microsoft	202,700	6,434
Molex (A)	4,300	117
Motorola Solutions	28,900	1,439
National Instruments (A)	202,525	5,387
NetApp *	215,949	9,286
Oracle	350,784	10,267
Polycom *	200,300	4,136
Qualcomm	490,296	30,487
SAIC *	68,300	835
Salesforce.com * (A)	54,033	7,735
Seagate Technology	66,600	1,749
Symantec *	189,400	3,379
TE Connectivity	21,600	790
Tech Data *	17,900	957
Teradata *	102,000	6,788
VeriSign	278,600	10,294
Visa, Cl A	155,850	18,136
Vishay Intertechnology *	116,000	1,422
Western Digital *	66,900	2,626
Western Union	24,700	431
Xerox	194,800	1,603

		404,087

Materials — 2.5%
Agrium	33,600	2,861
Air Products & Chemicals	27,980	2,525
Alcoa	82,200	836
Ashland	13,900	884
CF Industries Holdings	11,700	2,176
Commercial Metals	29,600	393
Domtar	24,000	2,301
Dow Chemical	88,100	2,952
Eastman Chemical (A)	72,600	3,930
Freeport-McMoRan Copper & Gold, Cl B	101,200	4,307
Huntsman	72,600	992
International Paper	64,600	2,270
Monsanto	76,120	5,890
Newmont Mining	6,400	380
Nucor	8,100	353
Owens-Illinois *	49,500	1,183
PPG Industries (A)	5,500	502
Rock-Tenn, Cl A	12,550	885
Sealed Air	46,200	907
Steel Dynamics (A)	102,100	1,512
Syngenta ADR	103,791	6,782
Westlake Chemical (A)	700	42

		44,863

Telecommunication Services — 2.7%
AT&T (A)	546,400	16,714
Crown Castle International *	229,200	11,875
Groupon, Cl A * (A)	63,930	1,260
Telephone & Data Systems	8,152	206
Verizon Communications (A)	475,323	18,115

		48,170

Utilities — 2.0%
AES *	70,400	955
Alliant Energy	3,800	162
Ameren	127,000	4,073
American Electric Power	132,100	4,968
Atmos Energy	11,200	344

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Edison (A)	12,700	$738
Constellation Energy Group	35,400	1,283
DTE Energy	20,700	1,118
Edison International	61,300	2,567
Entergy	80,400	5,357
Exelon (A)	23,500	918
FirstEnergy	1,200	53
PG&E	27,100	1,129
Portland General Electric	36,600	902
Public Service Enterprise Group	150,900	4,645
Sempra Energy	89,500	5,302
UGI	34,000	961

		35,475

Total Common Stock (Cost $1,434,584) ($ Thousands)		1,712,443

AFFILIATED PARTNERSHIP — 8.6%
SEI Liquidity Fund, L.P.
0.160% † ** (B)	155,025,863	154,030

Total Affiliated Partnership (Cost $155,026) ($ Thousands)		154,030

CASH EQUIVALENTS — 4.6%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010% **	1,619,532	1,620
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% † **	79,408,212	79,408

Total Cash Equivalents (Cost $81,028) ($ Thousands)		81,028

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.070%, 06/28/12	$656	656
0.060%, 06/14/12	2,878	2,877
0.050%, 09/20/12	3,134	3,132

Total U.S. Treasury Obligations (Cost $6,666) ($ Thousands)		6,665

Total Investments — 109.6% (Cost $1,677,304) ($ Thousands) ††		$1,954,166

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	695	Mar-2012	$3,889
S&P Mid 400 Index E-MINI	63	Mar-2012	588

			$4,477

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

February 29, 2012

Percentages are based on a Net Assets of $1,783,747 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $1,677,304 ($ Thousands), and the unrealized appreciation and depreciation were $299,582 ($ Thousands) and $(22,720) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $150,322 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $154,030 ($ Thousands) (C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poors

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,712,443	$—	$—	$1,712,443
Affiliated Partnership	—	154,030	—	154,030
Cash Equivalents	79,408	1,620	—	81,028
U.S. Treasury Obligations	—	6,665	—	6,665

Total Investments in Securities	$1,791,851	$162,315	$—	$1,954,166

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$4,477	$—	$—	$4,477

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 16.5%
Aaron’s	2,400	$67
Abercrombie & Fitch, Cl A	2,800	128
Apollo Group, Cl A *	63,800	2,721
AutoNation *	3,100	106
AutoZone *	3,400	1,273
Bed Bath & Beyond *	50,146	2,996
Big Lots *	2,300	101
Brinker International	1,300	36
CBS, Cl B	29,900	894
Charter Communications, Cl A *	3,200	203
Chico’s FAS	4,200	63
Chipotle Mexican Grill, Cl A *	1,500	585
Coach	53,083	3,973
Comcast, Cl A	16,200	476
Ctrip.com International ADR *	33,300	911
Darden Restaurants	7,500	383
Delphi Automotive *	11,950	383
DeVry	1,100	39
DIRECTV, Cl A *	35,000	1,621
Discovery Communications, Cl A *	4,300	200
DISH Network, Cl A	13,700	400
Dollar General *	6,200	261
Dollar Tree *	6,650	589
DR Horton	1,300	19
Expedia	2,400	82
Family Dollar Stores	2,900	156
Ford Motor	23,100	286
Fossil *	2,300	280
GameStop, Cl A	9,100	207
Gap	28,700	670
Goodyear Tire & Rubber *	62,700	806
H&R Block	7,500	122
Hanesbrands *	3,500	101
Home Depot	36,800	1,751
International Game Technology	11,400	171
ITT Educational Services *	700	48
Johnson Controls	78,187	2,551
Las Vegas Sands	500	28
Lennar, Cl A	900	21
Liberty Media - Liberty Capital, Cl A	1,600	144
Limited Brands	4,000	186
LKQ *	7,700	245
Lowe’s	106,772	3,030
Macy’s	9,300	353
Mattel	800	26
McDonald’s	14,700	1,459
McGraw-Hill	20,870	971
NetFlix *	400	44
NIKE, Cl B	43,455	4,690
Nordstrom	45,518	2,441
O’Reilly Automotive *	6,200	536
Penn National Gaming *	2,400	102
PetSmart	6,400	357
Polaris Industries	3,700	244
priceline.com *	4,325	2,712
PulteGroup *	15,700	138
PVH	2,300	195
Ross Stores	13,500	720

Description	Shares	Market Value ($ Thousands)

Sears Holdings *	300	$21
Staples	151,025	2,214
Starbucks	1,700	83
Starwood Hotels & Resorts Worldwide	1,100	59
Target	44,261	2,509
Tempur-Pedic International *	4,500	355
Time Warner Cable, Cl A	8,900	706
TJX	43,800	1,604
Tractor Supply	2,500	214
TripAdvisor *	2,100	68
TRW Automotive Holdings *	700	32
Tupperware Brands	400	25
Ulta Salon Cosmetics & Fragrance *	300	25
VF	5,100	745
Viacom, Cl B	24,800	1,181
Weight Watchers International	1,100	86
Wendy’s	13,900	71
Whirlpool	1,900	144
Wyndham Worldwide	22,700	999
Wynn Resorts	100	12
Yum! Brands	10,800	715

		56,169

Consumer Staples — 8.9%
Altria Group	29,500	888
Bunge	8,200	552
Campbell Soup	35,525	1,184
Church & Dwight	5,900	282
Clorox	5,000	338
Coca-Cola	19,575	1,368
Coca-Cola Enterprises	7,800	225
Colgate-Palmolive	24,075	2,243
ConAgra Foods	26,300	690
Costco Wholesale	26,791	2,306
CVS Caremark	32,000	1,443
Dean Foods *	5,000	61
Dr. Pepper Snapple Group	9,700	369
Energizer Holdings *	1,300	99
Estee Lauder, Cl A	1,000	59
Flowers Foods	4,900	94
Green Mountain Coffee Roasters *	1,000	65
Herbalife	14,900	986
Hershey	9,900	601
HJ Heinz	2,300	121
Hormel Foods	4,300	122
JM Smucker	2,800	211
Kellogg	2,700	141
Kimberly-Clark	2,300	168
Kraft Foods, Cl A	25,400	967
Kroger	38,100	906
Lorillard	13,900	1,822
Mead Johnson Nutrition, Cl A	6,800	529
Molson Coors Brewing, Cl B	1,200	53
Monster Beverage *	18,600	1,064
PepsiCo	800	50
Philip Morris International	31,800	2,656
Post Holdings *	1,700	53
Procter & Gamble	4,500	304
Ralcorp Holdings *	3,400	254
Safeway	16,600	356

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Sara Lee	2,500	$51
SUPERVALU	16,800	110
Sysco	6,900	203
Tyson Foods, Cl A	13,600	257
Unilever	18,150	604
Walgreen	39,500	1,310
Wal-Mart Stores	22,375	1,322
Whole Foods Market	34,199	2,761

		30,248

Energy — 9.5%
Alpha Natural Resources *	1,300	24
Apache	9,525	1,028
Atwood Oceanics *	700	33
Baker Hughes	31,065	1,562
Cabot Oil & Gas	13,900	485
Cameron International *	700	39
Chevron	25,800	2,815
ConocoPhillips	17,900	1,370
Continental Resources *	800	73
Core Laboratories	2,200	268
Denbury Resources *	5,500	109
Dresser-Rand Group *	800	42
El Paso	67,700	1,883
Energen	2,300	123
EOG Resources	30,350	3,456
EQT	8,700	461
Exxon Mobil	73,850	6,388
FMC Technologies *	900	46
Forest Oil *	50,700	656
Halliburton	6,100	223
Helmerich & Payne	1,600	98
Hess	4,700	305
HollyFrontier	10,400	339
Kinder Morgan	18,900	666
Marathon Oil	26,500	898
Marathon Petroleum	23,450	974
Murphy Oil	30,375	1,942
National Oilwell Varco	6,000	495
Noble Energy	300	29
Oceaneering International	300	16
Oil States International *	1,400	114
Patterson-UTI Energy	8,500	165
QEP Resources	1,100	38
Range Resources	8,600	548
SandRidge Energy *	17,400	151
Schlumberger	16,275	1,263
SM Energy	1,100	87
Southern Union	9,200	404
Southwestern Energy *	2,700	89
Tesoro *	26,900	714
Valero Energy	42,200	1,033
Weatherford International *	57,625	921
Williams	2,800	84
WPX Energy *	966	17

		32,474

Financials — 8.6%
ACE	11,400	818
Aflac	27,050	1,278
Alleghany *	200	65
American Express	31,175	1,649
American Financial Group	10,000	375
American Tower, Cl A ‡	38,566	2,413

Description	Shares	Market Value ($ Thousands)

Ameriprise Financial	5,300	$296
Aon	10,400	487
Arch Capital Group *	600	22
Assurant	9,800	416
AvalonBay Communities ‡	900	117
Camden Property Trust ‡	400	25
Capitol Federal Financial	8,600	101
CBOE Holdings	1,500	41
CBRE Group, Cl A *	58,725	1,076
Chubb	7,200	489
Citigroup	18,000	600
CME Group, Cl A	7,000	2,026
Digital Realty Trust ‡	6,000	435
Discover Financial Services	28,100	843
E*Trade Financial *	2,400	23
Essex Property Trust ‡	1,900	266
Federal Realty Investment Trust ‡	300	29
Fidelity National Financial, Cl A	90,475	1,562
Fifth Third Bancorp	36,200	493
Genworth Financial, Cl A *	2,800	25
Huntington Bancshares	41,000	240
IntercontinentalExchange *	17,400	2,401
JPMorgan Chase	34,500	1,354
Keycorp	72,100	584
Lazard, Cl A	37,519	1,143
Leucadia National	1,700	48
Marsh & McLennan	3,300	103
MBIA *	2,000	22
Moody’s	8,400	324
Morgan Stanley	1,800	33
NYSE Euronext	1,000	30
People’s United Financial	4,000	50
Piedmont Office Realty Trust, Cl A ‡	9,800	173
PNC Financial Services Group	13,800	821
Progressive	81,800	1,752
Public Storage ‡	1,000	134
Rayonier ‡	4,000	178
Regions Financial	98,100	565
RenaissanceRe Holdings	100	7
Simon Property Group ‡	200	27
US Bancorp	11,400	335
Wells Fargo	42,300	1,324
Weyerhaeuser ‡	63,675	1,330
WR Berkley	5,800	207

		29,155

Health Care — 11.5%
Abbott Laboratories	400	23
Aetna	30,100	1,407
Alexion Pharmaceuticals *	700	59
Allergan	37,600	3,368
AMERIGROUP *	800	54
AmerisourceBergen	23,800	889
Amgen	37,579	2,553
Baxter International	16,600	965
Biogen Idec *	14,800	1,724
BioMarin Pharmaceutical *	600	21
Bristol-Myers Squibb	12,200	392
C.R. Bard	1,600	150
Cardinal Health	26,000	1,080
Celgene *	38,592	2,830
Cerner *	7,500	554

2	SEI Institutional Investments Trust /Quarterly Reporting/ February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Charles River Laboratories International *	300	$10
CIGNA	3,200	141
Cooper	300	24
Covidien	9,800	512
Dentsply International	600	23
Eli Lilly	30,600	1,201
Forest Laboratories *	37,525	1,220
Gen-Probe *	200	14
Gilead Sciences *	28,300	1,288
HCA Holdings	1,000	27
Health Net *	18,100	683
Henry Schein *	3,000	222
Humana	7,400	645
Idexx Laboratories *	700	60
Intuitive Surgical *	1,400	716
Johnson & Johnson	20,650	1,344
McKesson	7,000	585
Medtronic	400	15
Merck	14,400	550
Mylan Laboratories *	4,600	108
Myriad Genetics *	27,625	669
Novo Nordisk ADR	15,200	2,133
Omnicare	4,400	155
Perrigo	14,200	1,463
Pfizer	153,450	3,238
Quest Diagnostics	600	35
Regeneron Pharmaceuticals *	700	73
St. Jude Medical	32,500	1,369
Techne	200	14
Teleflex	15,275	905
Thermo Fisher Scientific	2,500	142
Thoratec *	3,100	107
UnitedHealth Group	22,400	1,249
Universal Health Services, Cl B	1,800	80
Vertex Pharmaceuticals *	2,800	109
Watson Pharmaceuticals *	6,700	391
WellPoint	25,600	1,680
Zimmer Holdings	1,300	79

		39,348

Industrials — 6.8%
BE Aerospace *	500	23
Boeing	9,825	736
Carlisle	800	39
Caterpillar	14,700	1,679
Cintas	5,800	224
Con-way	2,100	62
Copa Holdings, Cl A	1,600	115
Copart *	9,300	463
CSX	2,600	55
Cummins	3,300	398
Danaher	4,400	232
Deere	3,400	282
Delta Air Lines *	52,500	515
Emerson Electric	18,375	924
Expeditors International of Washington	31,600	1,379
Fastenal	8,800	464
Fluor	7,200	435
Fortune Brands Home & Security *	100	2
Gardner Denver	4,300	295

Description	Shares	Market Value ($ Thousands)

GATX	400	$17
General Cable *	700	22
General Dynamics	3,200	234
General Electric	137,400	2,618
Goodrich	700	88
GrafTech International *	3,400	43
Hertz Global Holdings *	3,100	44
Illinois Tool Works	16,475	918
Ingersoll-Rand	36,610	1,460
Iron Mountain	8,800	273
ITT	27,180	678
Joy Global	1,100	96
Kansas City Southern *	700	49
KBR	19,900	723
Kirby *	4,100	281
L-3 Communications Holdings, Cl 3	3,500	246
Landstar System	2,400	130
Lockheed Martin	22,800	2,016
Navistar International *	700	29
Nielsen Holdings *	3,400	100
Norfolk Southern	1,600	110
Northrop Grumman	31,075	1,859
Pentair	500	19
Precision Castparts	1,000	167
Raytheon	11,200	566
Ryder System	400	21
Timken	5,200	272
Towers Watson, Cl A	700	45
Trinity Industries	1,800	63
Union Pacific	6,600	728
URS	1,600	70
Verisk Analytics, Cl A *	600	26
Wabtec	200	15
Waste Connections	800	26
WW Grainger	800	166
Xylem	31,025	806

		23,346

Information Technology — 23.9%
Accenture, Cl A	9,400	560
Activision Blizzard	89,600	1,071
Adobe Systems *	175,693	5,778
Alliance Data Systems *	1,200	145
Altera	800	31
Amdocs *	27,800	853
Apple *	18,000	9,764
Autodesk *	73,347	2,776
Automatic Data Processing	40,900	2,222
Avago Technologies	5,900	222
Avnet *	8,900	318
Broadridge Financial Solutions	3,400	83
CA	31,100	841
Cadence Design Systems *	2,500	29
Cisco Systems	115,775	2,302
Dell *	18,100	313
Electronic Arts *	20,200	330
EMC *	98,083	2,716
Equinix *	800	112
F5 Networks *	200	25
Fidelity National Information Services	1,700	54
Genpact *	8,500	136

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Google, Cl A *	6,575	$4,065
Hitachi ADR	18,994	1,107
IAC	5,000	228
Intel	210,711	5,664
International Business Machines	24,700	4,859
Intuit	43,300	2,504
Kla-Tencor	1,000	48
LSI *	160,360	1,379
Mastercard, Cl A	11,425	4,798
Micros Systems *	3,300	171
Microsoft	121,625	3,860
Motorola Solutions	300	15
NeuStar, Cl A *	800	28
Nuance Communications *	8,500	220
Oracle	71,732	2,100
Polycom *	54,300	1,121
Qualcomm	102,523	6,375
Red Hat *	700	35
SAIC *	4,000	49
Symantec *	47,400	846
Tech Data *	5,600	299
Tellabs	4,600	18
Teradata *	30,200	2,010
Texas Instruments	300	10
TIBCO Software *	2,300	67
Total System Services	55,200	1,208
VeriSign	71,200	2,631
Visa, Cl A	42,350	4,928
VMware, Cl A *	1,000	99
Xilinx	6,000	222

		81,645

Materials — 5.0%
Agrium	7,400	630
Airgas	4,800	395
Aptargroup	2,800	148
Ashland	4,500	286
Ball	400	16
BHP Billiton ADR	8,002	615
Carpenter Technology	3,000	154
Celanese, Cl A	2,600	124
CF Industries Holdings	300	56
Cliffs Natural Resources	600	38
CRH ADR	46,525	995
Crown Holdings *	3,100	114
Domtar	3,100	297
E.I. Du Pont de Nemours	23,100	1,175
Eastman Chemical	12,600	682
Ecolab	10,000	600
Ferro *	72,775	404
Freeport-McMoRan Copper & Gold, Cl B	9,600	408
Huntsman	27,000	369
Monsanto	500	39
Newmont Mining	32,625	1,938
Owens-Illinois *	45,550	1,089
PPG Industries	4,800	438
Praxair	7,600	828
Rockwood Holdings *	2,000	106
Royal Gold	3,300	229
Sealed Air	45,118	886
Sigma-Aldrich	5,100	366
Syngenta ADR	26,600	1,738

Description	Shares	Market Value ($ Thousands)

Valspar	6,300	$292
Vulcan Materials	10,750	479
WR Grace *	17,120	975

		16,909

Telecommunication Services — 2.4%
AT&T	23,145	708
Crown Castle International *	58,600	3,036
Level 3 Communications *	3,200	78
MetroPCS Communications *	27,200	280
tw telecom, Cl A *	2,700	58
Verizon Communications	100,936	3,847

		8,007

Utilities — 3.3%
AGL Resources	7,200	287
Ameren	2,100	67
American Electric Power	700	26
Calpine *	9,600	147
Centerpoint Energy	15,800	308
Consolidated Edison	3,400	198
Constellation Energy Group	14,600	529
Dominion Resources	24,200	1,221
DTE Energy	1,700	92
Duke Energy	1,100	23
Edison International	18,100	758
Entergy	9,500	633
Exelon	6,900	269
FirstEnergy	5,269	233
ITC Holdings	1,700	128
NextEra Energy	37,350	2,223
NiSource	14,600	350
NRG Energy *	19,500	334
NV Energy	26,000	408
ONEOK	2,400	198
PPL	30,400	868
Progress Energy	2,900	154
Public Service Enterprise Group	44,800	1,379
Questar	3,300	64
Sempra Energy	6,200	367
Southern	700	31
Vectren	1,900	56
Xcel Energy	2,100	56

		11,407

Total Common Stock (Cost $291,278) ($ Thousands)		328,708

EXCHANGE TRADED FUND — 0.6%
SPDR Gold Trust	11,175	1,836

Total Exchange Traded Fund (Cost $1,662) ($ Thousands)		1,836

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% † * *	10,005,704	10,006

Total Cash Equivalent (Cost $10,006) ($ Thousands)		10,006

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.070%, 11/15/12	$39	$39
0.050%, 09/20/12	140	139
0.015%, 06/28/12	187	187
0.013%, 06/21/12	270	270

Total U.S. Treasury Obligations (Cost $636) ($ Thousands)		635

Total Investments — 100.1% (Cost $303,582) ($ Thousands) † †		$341,185

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	60	Mar-2012	$195

			$195

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $340,987 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $303,582 ($ Thousands), and the unrealized appreciation and depreciation were $43,311 ($ Thousands) and $(5,708) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard and Poors

SPDR — Standard and Poors Depository Receipt

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$328,708	$—	$—	$328,708
Exchange Traded Fund	1,836	—	—	1,836
Cash Equivalent	10,006	—	—	10,006
U.S. Treasury Obligations	—	635	—	635

Total Investments in Securities	$340,550	$635	$—	$341,185

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract*	$195	$—	$—	$195

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust /Quarterly Reporting/ February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.8%

Consumer Discretionary — 9.2%
Aaron’s	96,052	$2,684
Abercrombie & Fitch, Cl A	45,900	2,102
Advance Auto Parts	14,421	1,231
Amazon.com *	56,947	10,233
American Eagle Outfitters	130,940	1,904
ANN * (A)	103,200	2,465
Apollo Group, Cl A *	27,000	1,151
Arctic Cat *	4,000	147
Ascena Retail Group * (A)	41,900	1,617
AutoNation * (A)	35,400	1,206
AutoZone *	45,182	16,920
Bally Technologies * (A)	60,610	2,603
Bed Bath & Beyond *	223,214	13,335
Best Buy	10,400	257
Big Lots *	16,700	732
Biglari Holdings *	500	205
Blyth	4,900	313
Bob Evans Farms	6,800	250
BorgWarner * (A)	11,000	911
Brown Shoe (A)	129,690	1,398
Cablevision Systems, Cl A	30,200	430
Capella Education *	3,800	148
CBS, Cl B	157,100	4,697
Chipotle Mexican Grill, Cl A * (A)	5,400	2,107
Coach	154,000	11,525
Comcast, Cl A (A)	1,742,718	50,416
Darden Restaurants	28,800	1,468
Deckers Outdoor *	10,200	763
DeVry	71,500	2,540
DIRECTV, Cl A *	826,092	38,265
Discovery Communications, Cl A *	11,600	541
Dollar Tree *	38,100	3,372
DR Horton	59,800	858
Expedia (A)	379,259	12,914
Express *	23,500	559
Family Dollar Stores	23,100	1,247
Ford Motor (A)	383,684	4,750
GameStop, Cl A (A)	82,700	1,884
General Motors * (A)	398,746	10,375
Genuine Parts	103,000	6,456
Goodyear Tire & Rubber *	186,300	2,396
H&R Block	175,600	2,862
Harley-Davidson	7,900	368
Home Depot	292,808	13,929
HSN	17,400	646
Iconix Brand Group * (A)	109,930	1,996
International Game Technology	91,600	1,376
Interval Leisure Group *	13,700	185
J.C. Penney (A)	23,000	911
Jarden	52,094	1,837
Johnson Controls	9,236	302
Kohl’s (A)	125,642	6,242
Lear	203,325	9,192
Lennar, Cl A	10,300	241
Limited Brands	106,000	4,932
Lowe’s	672,977	19,099
Macy’s	795,164	30,193
Matthews International, Cl A (A)	62,720	1,946
McDonald’s	251,032	24,922

Description	Shares	Market Value ($ Thousands)

McGraw-Hill	363,960	$16,939
Modine Manufacturing *	228,040	2,071
NetFlix * (A)	11,600	1,284
Newell Rubbermaid	273,825	5,011
News, Cl A	339,200	6,740
NIKE, Cl B	34,200	3,691
Nordstrom	10,000	536
Omnicom Group (A)	373,221	18,452
O’Reilly Automotive *	20,100	1,739
Panera Bread, Cl A *	12,900	1,994
Polaris Industries	39,800	2,629
priceline.com * (A)	5,300	3,323
PulteGroup * (A)	217,400	1,917
Ralph Lauren, Cl A	3,000	521
Ross Stores	566,550	30,214
Sears Holdings * (A)	9,600	669
Starbucks	137,041	6,655
Starwood Hotels & Resorts Worldwide	5,400	291
Target	486,123	27,558
Tempur-Pedic International * (A)	18,500	1,462
Tenneco *	47,150	1,815
Texas Roadhouse, Cl A	100,870	1,688
Thor Industries	22,900	746
Tiffany	10,500	683
Time Warner (A)	600,225	22,334
Time Warner Cable, Cl A	14,760	1,171
TJX	342,900	12,553
TripAdvisor * (A)	19,600	632
True Religion Apparel *	31,800	839
VF	30,600	4,469
Viacom, Cl B	754,576	35,933
Walt Disney	610,855	25,650
Washington Post, Cl B (A)	1,600	630
Whirlpool	92,000	6,952
Wyndham Worldwide	5,400	238
Wynn Resorts	18,800	2,229
Yum! Brands	149,100	9,876

		602,688

Consumer Staples — 8.9%
Altria Group (A)	555,973	16,735
Archer-Daniels-Midland	407,218	12,705
Avon Products	263,400	4,923
Brown-Forman, Cl B	9,900	808
Bunge (A)	112,300	7,560
Central Garden and Pet, Cl A *	285,360	2,731
Church & Dwight	39,091	1,866
Clorox	37,939	2,565
Coca-Cola	342,587	23,933
Coca-Cola Enterprises	1,160,902	33,550
Colgate-Palmolive	40,400	3,765
ConAgra Foods	1,117,987	29,347
Constellation Brands, Cl A *	347,984	7,600
Corn Products International	39,723	2,278
Costco Wholesale	53,200	4,578
CVS Caremark	896,728	40,443
Dean Foods *	75,900	931
Dr. Pepper Snapple Group	30,600	1,164
Energizer Holdings *	203,480	15,556
Estee Lauder, Cl A	69,500	4,069
General Mills	8,300	318
Hershey (A)	64,100	3,891

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

HJ Heinz	6,700	$353
Hormel Foods	125,400	3,570
JM Smucker	24,400	1,838
Kellogg	37,500	1,963
Kimberly-Clark	68,372	4,983
Kraft Foods, Cl A	711,488	27,086
Kroger	463,100	11,017
Lorillard	38,067	4,990
McCormick (A)	15,600	787
Mead Johnson Nutrition, Cl A	26,400	2,053
Molson Coors Brewing, Cl B	440,690	19,364
Monster Beverage *	141,204	8,076
PepsiCo (A)	452,917	28,507
Philip Morris International	620,709	51,841
Post Holdings *	1	—
Procter & Gamble	410,729	27,732
Ralcorp Holdings *	169,080	12,613
Reynolds American	108,700	4,558
Safeway (A)	119,823	2,570
Sara Lee	154,400	3,127
Smithfield Foods *	509,717	11,943
SUPERVALU (A)	161,000	1,051
Sysco (A)	384,000	11,297
Tyson Foods, Cl A	1,227,302	23,208
Walgreen	129,700	4,301
Wal-Mart Stores	1,496,877	88,436
Whole Foods Market	21,600	1,744

		580,324

Energy — 11.1%
Alpha Natural Resources *	29,200	542
Anadarko Petroleum	297,853	25,055
Apache	92,800	10,016
Baker Hughes	150,619	7,573
Cabot Oil & Gas	119,200	4,158
Chesapeake Energy (A)	41,900	1,048
Chevron	1,335,702	145,752
Cimarex Energy (A)	29,060	2,344
ConocoPhillips (A)	892,406	68,314
Consol Energy	10,500	376
Denbury Resources * (A)	50,000	996
Devon Energy	352,050	25,809
El Paso	88,000	2,447
Energen (A)	39,800	2,119
Energy XXI Bermuda *	13,900	520
EOG Resources	17,900	2,038
EQT	60,000	3,181
Exxon Mobil	1,847,219	159,784
FMC Technologies * (A)	6,600	333
Gulfmark Offshore, Cl A *	44,100	2,216
Halliburton	887,659	32,479
Helmerich & Payne (A)	122,700	7,521
Hess	390,538	25,354
Key Energy Services * (A)	142,910	2,438
Marathon Oil	614,153	20,814
Marathon Petroleum	90,077	3,743
Murphy Oil	36,900	2,359
Nabors Industries *	49,800	1,085
National Oilwell Varco	237,452	19,597
Newfield Exploration *	41,000	1,476
Noble	3,000	121
Occidental Petroleum	448,605	46,821
Oil States International *	13,820	1,122

Description	Shares	Market Value ($ Thousands)

Pioneer Natural Resources	22,900	$2,511
QEP Resources	43,700	1,492
Range Resources	24,800	1,579
Rowan * (A)	15,000	553
RPC (A)	48,400	775
Schlumberger	808,136	62,719
Southwestern Energy *	7,600	251
Spectra Energy	33,600	1,054
Tesoro *	285,062	7,563
Valero Energy	738,029	18,074
Williams	46,800	1,398
WPX Energy *	9,966	181

		727,701

Financials — 11.3%
ACE	313,865	22,507
Aflac	11,000	520
Allstate	15,615	491
American Express	1,054,692	55,783
American Financial Group	15,300	573
American International Group *	481,447	14,068
American Tower, Cl A ‡	149,915	9,382
Ameriprise Financial	305,936	17,059
Aon	99,100	4,639
Arch Capital Group *	72,600	2,690
Assurant	89,521	3,802
Assured Guaranty (A)	260,937	4,384
AvalonBay Communities ‡ (A)	3,800	493
Bank of America	445,073	3,547
Bank of New York Mellon	578,238	12,785
BB&T (A)	12,700	371
Berkshire Hathaway, Cl B *	108,774	8,533
BlackRock, Cl A	61,613	12,261
Camden Property Trust ‡	19,200	1,190
Capital One Financial	296,572	15,006
CBRE Group, Cl A *	275,800	5,056
Charles Schwab	22,100	307
Chubb	64,440	4,379
Citigroup	1,142,596	38,071
CME Group, Cl A	21,098	6,108
Comerica (A)	9,100	270
CommonWealth ‡	53,700	999
Discover Financial Services	843,684	25,319
Duke Realty ‡ (A)	131,500	1,825
Dynex Capital ‡	10,700	102
E*Trade Financial *	94,000	905
East West Bancorp	84,400	1,867
Equity Residential ‡	20,800	1,183
Essex Property Trust ‡ (A)	9,100	1,274
Extra Space Storage ‡	98,400	2,595
Federated Investors, Cl B (A)	11,800	242
Fidelity National Financial, Cl A	20,300	350
Fifth Third Bancorp	500,600	6,813
First Horizon National (A)	100,500	945
Fulton Financial	30,200	296
Genworth Financial, Cl A *	82,700	752
Goldman Sachs Group (A)	180,722	20,808
Government Properties Income Trust ‡	8,100	189
Hartford Financial Services Group (A)	14,800	307
HCC Insurance Holdings	57,000	1,741
Hospitality Properties Trust ‡	76,500	1,892

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Huntington Bancshares	320,300	$1,872
Inland Real Estate ‡ (A)	53,400	463
Interactive Brokers Group, Cl A	25,300	401
Invesco	826,418	20,470
Janus Capital Group	161,400	1,424
Jones Lang LaSalle	22,200	1,807
JPMorgan Chase	2,179,423	85,521
Keycorp	866,962	7,022
Kilroy Realty ‡ (A)	70,980	3,112
LaSalle Hotel Properties ‡	102,660	2,739
Legg Mason	9,500	260
Leucadia National	131,000	3,732
Lincoln National	9,500	236
Loews	65,500	2,564
M&T Bank	3,000	245
Macerich ‡	62,730	3,387
Marsh & McLennan	375,297	11,709
MetLife (A)	87,093	3,357
Moody’s (A)	175,167	6,763
Morgan Stanley	674,400	12,504
NASDAQ OMX Group * (A)	133,726	3,522
Nelnet, Cl A	22,100	584
NYSE Euronext	19,100	569
PacWest Bancorp (A)	142,610	3,105
Pebblebrook Hotel Trust ‡	11,400	244
PennyMac Mortgage Investment Trust ‡	24,000	432
People’s United Financial (A)	109,500	1,379
PNC Financial Services Group	334,660	19,919
Principal Financial Group	9,700	268
ProAssurance	7,900	693
Progressive (A)	859,012	18,400
ProLogis ‡	6,815	229
Prudential Financial	206,846	12,651
PS Business Parks ‡	5,500	343
Public Storage ‡	104,528	14,014
Rayonier ‡ (A)	381,354	16,978
Regions Financial	741,793	4,273
Reinsurance Group of America, Cl A	6,176	356
Signature Bank NY *	52,000	3,087
Simon Property Group ‡	27,541	3,731
SLM	206,100	3,248
State Street	478,573	20,210
SunTrust Banks	12,000	275
Symetra Financial	64,600	642
T. Rowe Price Group	54,900	3,381
Torchmark	10,500	509
Travelers	129,850	7,527
US Bancorp	168,366	4,950
Validus Holdings	67,300	2,052
Wells Fargo	2,943,808	92,112
Weyerhaeuser ‡ (A)	149,214	3,117
Winthrop Realty Trust ‡	21,500	245
Wintrust Financial (A)	95,960	3,235
WR Berkley	25,949	928
XL Group, Cl A	263,400	5,479
Zions Bancorporation (A)	31,700	602

		737,556

Health Care — 10.3%
Abbott Laboratories	291,416	16,497
Aetna	426,060	19,922

Description	Shares	Market Value ($ Thousands)

Agilent Technologies	414,949	$18,100
Alexion Pharmaceuticals *	100,348	8,402
Allergan	29,300	2,625
AMERIGROUP * (A)	19,000	1,291
AmerisourceBergen	468,751	17,508
Amgen	937,087	63,675
Baxter International	360,520	20,957
Becton Dickinson	12,100	922
Biogen Idec *	205,906	23,982
Bristol-Myers Squibb	545,185	17,539
C.R. Bard	29,300	2,743
Cardinal Health	487,646	20,262
CareFusion *	277,400	7,160
Celgene *	161,100	11,813
Cerner *	48,000	3,544
CIGNA	31,400	1,385
Coventry Health Care *	29,200	954
Covidien	782,523	40,887
DaVita *	2,400	208
Dentsply International (A)	20,000	774
Edwards Lifesciences *	1,300	95
Eli Lilly	558,058	21,898
Express Scripts * (A)	339,625	18,112
Gilead Sciences *	610,729	27,788
Haemonetics *	47,540	3,187
Henry Schein *	27,000	1,998
Hill-Rom Holdings	55,900	1,899
Humana	57,000	4,965
Intuitive Surgical *	20,100	10,283
Johnson & Johnson	720,684	46,902
Laboratory Corp of America Holdings *	17,400	1,564
McKesson	233,215	19,476
Medco Health Solutions *	448	30
Medicis Pharmaceutical, Cl A	65,600	2,292
Medtronic	133,360	5,084
Merck	1,174,862	44,844
Mettler Toledo International *	1,200	217
Mylan Laboratories *	30,100	706
Myriad Genetics *	7,100	172
Par Pharmaceutical *	22,500	835
PerkinElmer	490,105	13,233
Perrigo (A)	9,400	969
Pfizer	2,753,326	58,095
Quest Diagnostics	64,560	3,748
St. Jude Medical	72,300	3,045
Stryker	20,600	1,105
SXC Health Solutions *	52,448	3,713
Thermo Fisher Scientific	130,000	7,360
United Therapeutics *	7,600	363
UnitedHealth Group	645,975	36,013
VCA Antech * (A)	89,500	1,968
Vertex Pharmaceuticals *	22,900	891
Waters *	10,900	977
Watson Pharmaceuticals *	134,000	7,815
WellPoint	301,717	19,802
Zimmer Holdings	16,600	1,008

		673,602

Industrials — 7.9%
3M	42,166	3,694
Acuity Brands	18,700	1,163
AGCO *	102,974	5,317

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Alaska Air Group *	5,100	$350
Alliant Techsystems (A)	15,300	918
American Reprographics *	226,500	1,196
Ametek	30,500	1,452
Applied Industrial Technologies	15,000	603
Babcock & Wilcox *	7,100	183
BE Aerospace *	62,140	2,849
Boeing	247,173	18,526
C.H. Robinson Worldwide	17,661	1,169
Caterpillar	145,333	16,598
Chicago Bridge & Iron	134,456	6,255
Cintas	37,900	1,461
CNH Global * (A)	40,311	1,730
Cooper Industries, Cl A	236,404	14,472
Copart *	8,300	413
Corrections Corp of America *	113,080	2,834
Crane	3,000	146
CSX	497,100	10,444
Cummins	101,240	12,207
Danaher	40,900	2,161
Deere	176,900	14,670
Delta Air Lines *	651,337	6,389
Dover (A)	192,575	12,329
Emerson Electric	315,820	15,889
EnerSys *	12,000	403
Equifax	44,800	1,883
Exelis (A)	81,900	861
Fastenal (A)	42,600	2,244
FedEx (A)	128,310	11,547
Fluor	6,400	387
Gardner Denver	75,893	5,212
General Dynamics	29,000	2,124
General Electric	3,396,132	64,696
Goodrich	6,700	844
Harsco	110,490	2,456
Honeywell International	1,124,472	66,985
HUB Group, Cl A *	40,500	1,443
Illinois Tool Works (A)	900	50
Iron Mountain (A)	150,300	4,667
ITT	602,170	15,024
Joy Global	6,100	530
L-3 Communications Holdings, Cl 3	80,300	5,641
Lennox International	6,100	239
Lockheed Martin (A)	43,300	3,828
Masco (A)	22,500	267
MasTec * (A)	68,900	1,212
Middleby *	18,200	1,779
MSC Industrial Direct, Cl A	17,600	1,398
Norfolk Southern	119,600	8,241
Northrop Grumman (A)	47,400	2,835
Oshkosh Truck *	5,500	128
Owens Corning *	41,500	1,313
Parker Hannifin	275,895	24,778
Precision Castparts	5,300	887
Quanta Services *	159,360	3,331
Raytheon	63,450	3,205
Regal-Beloit	37,230	2,513
Republic Services, Cl A	106,357	3,173
Robbins & Myers	3,600	176
Rockwell Automation	31,500	2,519
Roper Industries	24,800	2,270
Ryder System	4,400	234

Description	Shares	Market Value ($ Thousands)

SPX	19,700	$1,441
Stericycle * (A)	25,100	2,178
Team *	64,160	1,963
Timken	41,000	2,148
Toro	9,200	623
Trimas *	121,740	2,950
Tyco International	89,500	4,638
Union Pacific	268,620	29,615
United Continental Holdings * (A)	281,941	5,822
United Parcel Service, Cl B (A)	287,442	22,101
United Technologies	357,285	29,965
Valmont Industries	1,900	211
WW Grainger (A)	23,908	4,966

		515,362

Information Technology — 18.7%
Accenture, Cl A (A)	411,208	24,483
Activision Blizzard	602,293	7,198
Adobe Systems *	5,700	188
Advanced Micro Devices * (A)	551,984	4,057
Altera	48,200	1,853
Apple *	497,489	269,858
Applied Materials	1,349,047	16,512
Autodesk *	100,248	3,794
Automatic Data Processing	109,900	5,970
Baidu ADR *	192,583	26,326
CA	111,700	3,019
Cisco Systems	4,267,758	84,843
Citrix Systems *	26,200	1,958
Cognizant Technology Solutions, Cl A *	120,159	8,525
Compuware *	229,700	2,070
Comverse Technology *	169	1
Dell *	102,700	1,777
eBay *	59,000	2,109
Echo Global Logistics * (A)	109,859	2,043
Electronic Arts *	242,700	3,963
EMC * (A)	1,056,450	29,253
F5 Networks *	10,600	1,325
Factset Research Systems	2,000	175
Fidelity National Information Services	19,900	631
First Solar * (A)	7,400	239
Fiserv *	11,800	782
FLIR Systems (A)	107,400	2,811
Fortinet *	4,700	127
Google, Cl A *	89,842	55,545
Hewlett-Packard	246,631	6,242
IAC	29,110	1,327
Ingram Micro, Cl A *	13,900	266
Intel	2,946,857	79,212
International Business Machines (A)	697,757	137,270
Intuit	116,000	6,710
j2 Global Communications (A)	64,470	1,906
Jabil Circuit	509,030	13,148
JDS Uniphase *	68,500	893
Kla-Tencor	68,564	3,318
Lexmark International, Cl A	133,600	4,927
LSI *	31,200	268
Mastercard, Cl A	65,245	27,403
Microchip Technology (A)	46,100	1,663

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Micron Technology *	36,000	$308
Microsoft	3,245,052	102,998
Motorola Solutions	158,700	7,903
NCR *	117,300	2,548
Netscout Systems *	83,200	1,766
Nvidia *	49,700	753
ON Semiconductor *	302,060	2,740
Oracle	2,889,231	84,568
Paychex (A)	74,700	2,338
Polycom *	96,260	1,988
Qualcomm	1,133,174	70,461
Quest Software *	139,820	2,799
Red Hat *	44,910	2,221
SAIC *	143,700	1,756
Salesforce.com *	600	86
SanDisk * (A)	104,300	5,159
SS&C Technologies Holdings * (A)	153,726	3,185
Symantec *	56,400	1,006
TE Connectivity	34,098	1,246
Tech Data *	9,100	487
Teradata *	50,500	3,361
Teradyne *	7,600	125
Texas Instruments	800,058	26,682
Total System Services	29,600	648
VeriSign	2,700	100
Visa, Cl A	347,483	40,437
Western Digital *	52,600	2,064
Western Union	209,949	3,668
Xerox	239,700	1,973
Xilinx (A)	133,780	4,940
Yahoo! *	63,700	945

		1,227,247

Materials — 3.1%
A. Schulman	4,600	119
Airgas	19,000	1,564
Allegheny Technologies	287,065	12,594
Ball	74,135	2,971
Carpenter Technology	35,600	1,826
CF Industries Holdings	41,600	7,738
Cliffs Natural Resources	23,000	1,460
Coeur d’Alene Mines *	66,000	1,877
Commercial Metals	160,311	2,131
Compass Minerals International (A)	21,000	1,513
Cytec Industries	39,100	2,325
Dow Chemical	56,700	1,900
E.I. Du Pont de Nemours	424,591	21,590
Eastman Chemical	201,747	10,921
Ecolab (A)	29,800	1,788
Freeport-McMoRan Copper & Gold, Cl B	717,901	30,554
International Flavors & Fragrances	8,800	502
International Paper	116,793	4,105
Kronos Worldwide (A)	230,199	5,380
LyondellBasell Industries, Cl A	19,359	836
Monsanto	274,531	21,243
Mosaic (A)	225,710	13,035
Newmont Mining	146,788	8,719
Nucor	11,300	492
Owens-Illinois *	111,500	2,665

Description	Shares	Market Value ($ Thousands)

PPG Industries (A)	55,000	$5,019
Praxair	191,417	20,864
Reliance Steel & Aluminum	2,700	145
Rock-Tenn, Cl A	31,260	2,204
Rockwood Holdings *	41,680	2,219
Schweitzer-Mauduit International (A)	26,180	1,834
Sigma-Aldrich	35,300	2,534
Silver Wheaton	48,345	1,855
Steel Dynamics (A)	312,100	4,622
Titanium Metals (A)	30,100	441
US Silica Holdings *	131,500	2,225
Valspar	6,000	278
Westlake Chemical	14,503	873

		204,961

Telecommunication Services — 1.3%
AT&T (A)	1,147,062	35,089
CenturyLink (A)	129,120	5,197
MetroPCS Communications *	120,318	1,239
Verizon Communications (A)	1,232,845	46,984
Windstream	4,513	54

		88,563

Utilities — 2.0%
AES *	1,767,025	23,961
AGL Resources (A)	132,059	5,265
Ameren	45,000	1,443
American Electric Power	323,598	12,171
American Water Works	85,500	2,931
California Water Service Group	94,500	1,815
Centerpoint Energy	64,900	1,265
CMS Energy (A)	653,971	14,002
Consolidated Edison (A)	18,200	1,057
Constellation Energy Group	49,900	1,809
Dominion Resources	234,500	11,835
DTE Energy	80,889	4,367
Duke Energy (A)	44,458	930
Entergy	29,200	1,946
Exelon (A)	49,982	1,953
FirstEnergy	118,956	5,269
New Jersey Resources (A)	47,660	2,225
NextEra Energy	60,800	3,618
NiSource (A)	80,200	1,925
Northeast Utilities	55,100	1,978
NRG Energy *	245,600	4,200
NV Energy	119,859	1,879
ONEOK	59,800	4,942
Pepco Holdings (A)	25,100	488
Pinnacle West Capital	2,600	122
PPL	79,600	2,273
Progress Energy	27,361	1,452
Public Service Enterprise Group	219,900	6,769
Sempra Energy	4,600	272
Southern	87,600	3,871
Wisconsin Energy	19,600	668
Xcel Energy	25,700	681

		129,382

Total Common Stock (Cost $4,772,221) ($ Thousands)		5,487,386

AFFILIATED PARTNERSHIPS — 16.7%
SEI LIBOR Plus Portfolio †	91,525,204	650,744

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2012

Description	Shares/Face Amuont ($ Thousands)	Market Value ($ Thousands)
SEI Liquidity Fund, L.P.
0.160% † ** (B)	451,308,615	$443,589

Total Affiliated Partnerships (Cost $1,265,142) ($ Thousands)		1,094,333

CASH EQUIVALENT — 8.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% † **	566,812,942	566,813

Total Cash Equivalent (Cost $566,813) ($ Thousands)		566,813

U.S. TREASURY OBLIGATIONS (C) (D) — 1.3%
U.S. Treasury Bills
0.050%, 09/20/12	$64,949	64,909
0.040%, 06/28/12	2,731	2,730
0.020%, 05/03/12	2,138	2,137
0.013%, 06/21/12	15,122	15,118

Total U.S. Treasury Obligations (Cost $84,921) ($ Thousands)		84,894

Total Investments — 110.5% (Cost $6,689,097) ($ Thousands) ††		$7,233,426

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	1,471	Mar-2012	$2,764
S&P Composite Index	2,651	Mar-2012	78,180

			$80,944

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,545,123 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $6,689,097 ($ Thousands), and the unrealized appreciation and depreciation were $760,312 ($ Thousands) and $(215,983) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $437,799 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $443,589 ($ Thousands)

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,487,386	$—	$—	$5,487,386
Affiliated Partnerships	650,744	443,589	—	1,094,333
Cash Equivalent	566,813	—	—	566,813
U.S. Treasury
Obligations	—	84,894	—	84,894

Total Investments in Securities	$6,704,943	$528,483	$—	$7,233,426

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$80,944	$—	$—	$80,944

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust/ Quarterly Reporting/ February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 11.5%
Aaron’s	5,200	$145
Abercrombie & Fitch, Cl A	6,302	289
Advance Auto Parts	6,408	547
Amazon.com *	28,389	5,101
AMC Networks, Cl A *	3,285	149
American Eagle Outfitters	14,071	205
Apollo Group, Cl A *	9,564	408
Autoliv (A)	6,418	427
AutoNation *	2,832	96
AutoZone *	2,107	789
Bally Technologies * (A)	2,100	90
Bed Bath & Beyond *	18,615	1,112
Best Buy (A)	21,847	540
Big Lots *	5,500	241
BorgWarner * (A)	8,282	686
Brinker International	4,983	137
Cablevision Systems, Cl A	13,142	187
Career Education *	3,259	28
Carmax * (A)	19,160	588
Carnival	34,700	1,051
CBS, Cl B	53,469	1,599
Charter Communications, Cl A *	4,900	311
Chico’s FAS	15,400	231
Chipotle Mexican Grill, Cl A * (A)	2,519	983
Choice Hotels International (A)	1,484	56
Clear Channel Outdoor Holdings, Cl A *	700	9
Coach	22,167	1,659
Comcast, Cl A	215,125	6,320
Darden Restaurants (A)	9,222	470
Deckers Outdoor *	2,600	194
DeVry	4,900	174
Dick’s Sporting Goods	7,658	343
Dillard’s, Cl A (A)	1,700	104
DIRECTV, Cl A *	55,739	2,582
Discovery Communications, Cl A * (A)	21,600	1,008
DISH Network, Cl A	14,162	413
Dollar General *	6,800	286
Dollar Tree *	10,029	888
DR Horton	20,168	289
DreamWorks Animation SKG, Cl A * (A)	3,434	59
DSW, Cl A	2,000	113
Dunkin’ Brands Group * (A)	3,100	90
Education Management *	1,500	27
Expedia (A)	5,867	200
Family Dollar Stores	8,562	462
Federal Mogul, Cl A *	1,500	26
Foot Locker	9,569	279
Ford Motor	292,184	3,617
Fossil *	4,600	561
GameStop, Cl A (A)	8,700	198
Gannett	17,059	253
Gap	27,821	650
Garmin (A)	9,600	453
General Motors * (A)	60,900	1,585

Description	Shares	Market Value ($ Thousands)

Gentex	8,832	$209
Genuine Parts	12,971	813
Goodyear Tire & Rubber *	14,752	190
Guess?	5,100	177
H&R Block	21,825	356
Hanesbrands *	6,543	188
Harley-Davidson	18,103	843
Harman International Industries	6,668	328
Hasbro	7,667	271
Home Depot	124,715	5,933
Hyatt Hotels, Cl A *	2,100	87
International Game Technology	19,843	298
Interpublic Group	35,675	418
ITT Educational Services * (A)	1,921	132
J.C. Penney (A)	14,051	557
Jarden	6,600	233
John Wiley & Sons, Cl A	3,242	147
Johnson Controls	54,045	1,763
Kohl’s	20,719	1,029
Lamar Advertising, Cl A * (A)	4,840	158
Las Vegas Sands	31,393	1,746
Lear	7,600	344
Leggett & Platt	8,719	197
Lennar, Cl A (A)	12,330	288
Liberty Global, Cl A * (A)	22,571	1,133
Liberty Interactive, Cl A *	49,447	928
Liberty Media - Liberty Capital, Cl A	8,420	757
Limited Brands	20,557	957
LKQ *	10,400	331
Lowe’s	102,610	2,912
Macy’s	34,430	1,307
Madison Square Garden, Cl A *	2,860	91
Marriott International, Cl A (A)	21,587	762
Marriott Vacations Worldwide * (A)	1,668	42
Mattel (A)	25,342	822
McDonald’s	80,680	8,010
McGraw-Hill	21,539	1,003
MGM Resorts International *	24,039	331
Mohawk Industries *	4,266	271
Morningstar (A)	2,100	126
NetFlix * (A)	4,400	487
Newell Rubbermaid	20,865	382
News, Cl A	167,685	3,332
NIKE, Cl B	27,517	2,970
Nordstrom	11,712	628
NVR * (A)	324	224
Omnicom Group	22,844	1,130
Orchard Supply Hardware Stores, Cl A *	114	3
O’Reilly Automotive *	9,440	817
Panera Bread, Cl A *	2,062	319
Penn National Gaming *	4,889	208
PetSmart	7,973	444
Polaris Industries	4,700	310
priceline.com * (A)	3,900	2,445
PulteGroup *	26,345	232
PVH	4,100	349
RadioShack (A)	5,571	39
Ralph Lauren, Cl A	4,780	830

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Regal Entertainment Group, Cl A (A)	4,188	$58
Ross Stores	17,353	925
Royal Caribbean Cruises	10,900	310
Sally Beauty Holdings *	7,800	186
Scripps Networks Interactive, Cl A	5,372	243
Sears Holdings * (A)	2,528	176
Service International (A)	17,994	204
Signet Jewelers	7,800	366
Sirius XM Radio * (A)	330,700	747
Staples	58,564	859
Starbucks	58,106	2,822
Starwood Hotels & Resorts Worldwide	16,084	867
Target	54,285	3,078
Tempur-Pedic International * (A)	6,100	482
Tesla Motors * (A)	2,700	90
Thomson Reuters (A)	31,000	898
Thor Industries	1,900	62
Tiffany	9,525	619
Time Warner	78,779	2,931
Time Warner Cable, Cl A	25,384	2,014
TJX	61,308	2,244
Toll Brothers * (A)	9,151	215
Tractor Supply	6,200	530
TripAdvisor * (A)	5,867	189
TRW Automotive Holdings *	6,493	297
Tupperware Brands	3,900	245
Ulta Salon Cosmetics & Fragrance *	4,052	337
Under Armour, Cl A * (A)	2,700	241
Urban Outfitters *	6,520	185
VF	7,117	1,039
Viacom, Cl B	43,769	2,084
Virgin Media (A)	22,320	563
Visteon *	4,300	231
Walt Disney	138,272	5,806
Washington Post, Cl B (A)	257	101
Weight Watchers International (A)	1,662	129
Wendy’s	26,800	136
Whirlpool (A)	4,987	377
Williams-Sonoma	7,562	292
WMS Industries *	2,600	57
Wyndham Worldwide	13,168	579
Wynn Resorts	4,996	592
Yum! Brands	36,848	2,441

		127,792

Consumer Staples — 9.7%
Altria Group (A)	163,640	4,926
Archer-Daniels-Midland	53,979	1,684
Avon Products	36,106	675
Beam	10,720	590
Brown-Forman, Cl B	7,318	597
Bunge (A)	12,300	828
Campbell Soup (A)	12,078	402
Church & Dwight	11,207	535
Clorox	9,703	656

Description	Shares	Market Value ($ Thousands)

Coca-Cola	153,420	$10,718
Coca-Cola Enterprises	23,715	685
Colgate-Palmolive	38,375	3,576
ConAgra Foods	33,586	882
Constellation Brands, Cl A *	13,631	298
Corn Products International	5,500	315
Costco Wholesale	33,881	2,916
CVS Caremark	106,052	4,783
Dean Foods *	14,187	174
Dr. Pepper Snapple Group (A)	16,000	609
Energizer Holdings *	4,541	347
Estee Lauder, Cl A	16,708	978
Flowers Foods (A)	7,050	135
General Mills	50,692	1,942
Green Mountain Coffee Roasters * (A)	8,700	565
Herbalife	8,900	589
Hershey (A)	12,598	765
HJ Heinz	25,837	1,362
Hormel Foods	10,878	310
JM Smucker	9,611	724
Kellogg	20,103	1,052
Kimberly-Clark	31,118	2,268
Kraft Foods, Cl A	126,406	4,812
Kroger	46,373	1,103
Lorillard	10,950	1,435
McCormick	11,293	570
Mead Johnson Nutrition, Cl A	15,486	1,204
Molson Coors Brewing, Cl B	11,562	508
Monster Beverage *	11,800	675
PepsiCo	122,952	7,739
Philip Morris International	138,168	11,540
Post Holdings *	1,950	61
Procter & Gamble	216,574	14,623
Ralcorp Holdings *	3,900	291
Reynolds American	27,220	1,141
Safeway (A)	29,720	638
Sara Lee	47,951	971
Smithfield Foods *	10,775	253
SUPERVALU (A)	13,089	85
Sysco (A)	46,848	1,378
Tyson Foods, Cl A	21,165	400
Walgreen	72,325	2,398
Wal-Mart Stores	137,979	8,152
Whole Foods Market	11,752	949

		107,812

Energy — 11.3%
Alpha Natural Resources *	15,465	287
Anadarko Petroleum	38,440	3,234
Apache	30,159	3,255
Arch Coal	12,212	166
Atwood Oceanics * (A)	3,100	147
Baker Hughes	34,640	1,742
Cabot Oil & Gas	17,800	621
Cameron International *	19,944	1,111
CARBO Ceramics (A)	1,100	101
Chesapeake Energy (A)	53,266	1,332
Chevron	155,902	17,012
Cimarex Energy (A)	7,500	605
Cobalt International Energy *	9,300	280

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Concho Resources *	7,500	$801
ConocoPhillips	103,376	7,913
Consol Energy	16,544	593
Continental Resources * (A)	2,900	263
Core Laboratories (A)	3,500	426
Denbury Resources * (A)	33,824	673
Devon Energy	33,513	2,457
Diamond Offshore Drilling (A)	6,209	425
Dresser-Rand Group *	5,434	285
El Paso	61,403	1,708
Energen	4,737	252
EOG Resources	21,245	2,419
EQT	11,466	608
EXCO Resources (A)	6,800	48
Exxon Mobil	381,338	32,986
FMC Technologies * (A)	19,620	989
Forest Oil *	6,514	84
Halliburton	72,097	2,638
Helmerich & Payne (A)	6,250	383
Hess	24,412	1,585
HollyFrontier	14,726	481
Kinder Morgan (A)	11,400	402
Marathon Oil	56,676	1,921
Marathon Petroleum	28,888	1,200
McDermott International *	19,600	256
Murphy Oil	15,854	1,014
Nabors Industries *	25,700	560
National Oilwell Varco	33,380	2,755
Newfield Exploration *	10,199	367
Noble Energy	14,162	1,383
Occidental Petroleum	62,454	6,518
Oceaneering International	7,700	418
Oil States International *	3,200	260
Patterson-UTI Energy	8,832	172
Peabody Energy	22,374	780
Pioneer Natural Resources (A)	9,544	1,046
Plains Exploration & Production *	9,791	431
QEP Resources	15,746	538
Quicksilver Resources * (A)	5,102	28
Range Resources	13,339	849
Rowan *	9,986	368
RPC (A)	3,700	59
SandRidge Energy * (A)	27,400	238
Schlumberger	105,563	8,193
SEACOR Holdings *	1,700	168
SM Energy	4,600	362
Southern Union (A)	8,868	390
Southwestern Energy *	27,576	912
Spectra Energy	51,909	1,629
Sunoco	7,356	284
Superior Energy Services * (A)	11,900	349
Teekay	2,100	60
Tesoro *	9,846	261
Tidewater (A)	3,470	207
Ultra Petroleum *	11,000	275
Unit *	2,227	106
Valero Energy	46,236	1,132
Whiting Petroleum *	10,100	592
Williams	47,246	1,412

Description	Shares	Market Value ($ Thousands)

WPX Energy *	13,348	$242

		126,047

Financials — 14.4%
ACE	26,800	1,922
Affiliated Managers Group *	4,220	449
Aflac	37,256	1,760
Alexandria Real Estate Equities ‡ (A)	4,400	315
Alleghany * (A)	446	145
Allied World Assurance Holdings	2,100	139
Allstate	42,225	1,327
American Capital *	30,100	268
American Capital Agency ‡ (A)	17,659	542
American Express	81,034	4,286
American Financial Group	5,814	218
American International Group *	36,223	1,058
American National Insurance	222	16
American Tower, Cl A ‡	29,822	1,866
Ameriprise Financial	18,500	1,031
Annaly Capital Management ‡	76,611	1,273
Aon	26,644	1,247
Apartment Investment & Management, Cl A ‡	9,299	231
Arch Capital Group *	10,100	374
Ares Capital	20,379	340
Arthur J Gallagher (A)	7,304	249
Aspen Insurance Holdings	3,700	98
Associated Banc	10,584	140
Assurant	6,993	297
Assured Guaranty	14,000	235
AvalonBay Communities ‡ (A)	7,641	991
Axis Capital Holdings	9,300	287
Bank of America	790,563	6,301
Bank of Hawaii (A)	3,582	165
Bank of New York Mellon	98,609	2,180
BankUnited	3,500	81
BB&T (A)	55,706	1,629
Berkshire Hathaway, Cl B *	136,000	10,669
BlackRock, Cl A	6,885	1,370
BOK Financial (A)	2,275	122
Boston Properties ‡	11,784	1,197
Brandywine Realty Trust ‡	6,600	71
BRE Properties ‡	5,620	272
Brown & Brown	7,524	178
Camden Property Trust ‡	5,047	313
Capital One Financial	38,725	1,960
CapitalSource	19,982	135
Capitol Federal Financial	8,324	97
CBOE Holdings (A)	4,700	129
CBRE Group, Cl A *	19,517	358
Charles Schwab (A)	79,885	1,109
Chimera Investment ‡	72,500	223
Chubb	21,118	1,435
Cincinnati Financial (A)	10,486	369
CIT Group *	16,900	688
Citigroup	226,304	7,540
City National (A)	2,738	129
CME Group, Cl A	5,374	1,556
CNA Financial	1,700	48

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Comerica (A)	15,153	$450
Commerce Bancshares	5,541	214
CommonWealth ‡	6,325	118
Corporate Office Properties Trust ‡ (A)	4,700	115
Cullen/Frost Bankers (A)	3,868	218
DDR ‡ (A)	17,600	249
Digital Realty Trust ‡ (A)	7,200	522
Discover Financial Services	44,089	1,323
Douglas Emmett ‡	9,300	196
Duke Realty ‡	14,709	204
E*Trade Financial *	19,900	192
East West Bancorp	8,700	192
Eaton Vance (A)	8,610	248
Endurance Specialty Holdings	3,300	127
Equity Residential ‡	23,687	1,347
Erie Indemnity, Cl A	2,119	161
Essex Property Trust ‡	2,069	290
Everest Re Group	3,000	264
Federal Realty Investment Trust ‡	5,396	514
Federated Investors, Cl B (A)	4,158	85
Fidelity National Financial, Cl A	15,404	266
Fifth Third Bancorp	74,982	1,021
First Citizens BancShares, Cl A	300	53
First Horizon National	21,256	200
First Niagara Financial Group	26,500	253
First Republic Bank *	7,200	216
Forest City Enterprises, Cl A *	8,842	129
Franklin Resources	11,703	1,380
Fulton Financial	15,295	150
General Growth Properties ‡	41,153	669
Genworth Financial, Cl A *	36,192	329
Goldman Sachs Group (A)	40,475	4,660
Green Dot, Cl A * (A)	1,800	57
Greenhill (A)	1,200	53
Hanover Insurance Group	2,193	90
Hartford Financial Services Group (A)	31,110	644
HCC Insurance Holdings	6,741	206
HCP ‡	32,674	1,291
Health Care REIT ‡ (A)	15,683	854
Hospitality Properties Trust ‡	7,466	185
Host Hotels & Resorts ‡	49,540	782
Howard Hughes *	1,873	104
Hudson City Bancorp	39,028	267
Huntington Bancshares	61,734	361
Interactive Brokers Group, Cl A	2,200	35
IntercontinentalExchange *	6,200	855
Invesco	33,100	820
Janus Capital Group	16,465	145
Jefferies Group	8,314	139
Jones Lang LaSalle	3,500	285
JPMorgan Chase	308,534	12,107
Kemper	2,460	70
Keycorp	80,095	649
Kimco Realty ‡ (A)	34,344	631
Lazard, Cl A	8,400	256
Legg Mason	8,581	235
Leucadia National	13,020	371
Liberty Property Trust ‡	6,906	234

Description	Shares	Market Value ($ Thousands)

Lincoln National (A)	22,288	$554
Loews	25,936	1,015
LPL Investment Holdings *	2,400	82
M&T Bank (A)	10,334	843
Macerich ‡	11,311	611
Mack-Cali Realty ‡	6,398	183
Markel *	650	265
Marsh & McLennan	44,065	1,375
MBIA * (A)	13,559	146
Mercury General	1,196	51
MetLife (A)	64,909	2,502
Moody’s (A)	16,827	650
Morgan Stanley	116,278	2,156
MSCI, Cl A *	10,900	386
NASDAQ OMX Group *	8,300	219
New York Community Bancorp (A)	37,872	493
Northern Trust	18,005	800
NYSE Euronext	19,400	577
Old Republic International	19,690	214
PartnerRe	4,600	292
People’s United Financial	26,334	331
Piedmont Office Realty Trust, Cl A ‡ (A)	12,800	225
Plum Creek Timber ‡ (A)	13,821	541
PNC Financial Services Group	41,522	2,471
Popular *	48,330	92
Principal Financial Group	23,508	650
Progressive	45,080	966
ProLogis ‡	37,118	1,249
Protective Life	6,609	184
Prudential Financial	38,463	2,352
Public Storage ‡	11,268	1,511
Raymond James Financial (A)	8,121	287
Rayonier ‡	8,604	383
Realty Income ‡ (A)	11,700	432
Regency Centers ‡ (A)	6,608	283
Regions Financial	107,187	617
Reinsurance Group of America, Cl A	4,599	265
RenaissanceRe Holdings	3,500	252
Rouse Properties ‡ *	1,543	23
SEI † (B)	8,542	169
Senior Housing Properties Trust ‡	11,600	248
Simon Property Group ‡	23,081	3,127
SL Green Realty ‡	6,268	477
SLM	44,214	697
St. Joe * (A)	3,961	64
StanCorp Financial Group (A)	3,742	149
State Street	40,294	1,702
SunTrust Banks	44,046	1,011
Synovus Financial (A)	38,472	82
T. Rowe Price Group (A)	20,980	1,292
Taubman Centers ‡	3,500	242
TCF Financial (A)	11,001	119
TD Ameritrade Holding	20,645	385
TFS Financial * (A)	3,700	35
Torchmark	7,525	364
Transatlantic Holdings	3,555	215
Travelers	30,475	1,767

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

UDR ‡	16,493	$413
Unum Group	20,605	475
US Bancorp	150,797	4,433
Validus Holdings	5,826	178
Valley National Bancorp (A)	16,111	202
Ventas ‡ (A)	20,492	1,146
Vornado Realty Trust ‡	14,936	1,221
Waddell & Reed Financial, Cl A	7,600	240
Washington Federal	8,863	144
Weingarten Realty Investors ‡	7,167	178
Wells Fargo	381,966	11,952
Weyerhaeuser ‡	38,892	812
White Mountains Insurance Group	547	271
WR Berkley	7,014	251
XL Group, Cl A	20,900	435
Zions Bancorporation (A)	13,602	258

		160,791

Health Care — 11.0%
Abbott Laboratories	121,076	6,854
Aetna	30,534	1,428
Agilent Technologies	26,564	1,159
Alere *	5,300	135
Alexion Pharmaceuticals *	13,700	1,147
Allergan	23,696	2,123
Allscripts Healthcare Solutions *	13,000	251
AMERIGROUP * (A)	3,300	224
AmerisourceBergen	18,724	699
Amgen	60,958	4,142
Amylin Pharmaceuticals *	13,900	237
Baxter International	45,075	2,620
Becton Dickinson	17,544	1,337
Biogen Idec *	19,100	2,225
BioMarin Pharmaceutical * (A)	10,300	368
Bio-Rad Laboratories, Cl A *	1,200	122
Boston Scientific *	126,839	789
Bristol-Myers Squibb	130,659	4,203
Brookdale Senior Living, Cl A *	6,100	114
Bruker *	4,100	66
C.R. Bard	7,185	673
Cardinal Health	28,329	1,177
CareFusion *	17,064	440
Catalyst Health Solutions *	2,300	143
Celgene *	33,980	2,492
Cerner *	10,448	772
Charles River Laboratories International * (A)	2,843	100
CIGNA	23,255	1,026
Community Health Systems *	9,062	229
Cooper	3,404	271
Covance *	4,536	216
Coventry Health Care *	10,662	348
Covidien	39,300	2,053
DaVita *	7,008	606
Dendreon * (A)	7,800	88
Dentsply International (A)	12,298	476
Edwards Lifesciences *	8,214	601
Eli Lilly	80,361	3,153
Endo Pharmaceuticals Holdings *	8,097	300

Description	Shares	Market Value ($ Thousands)

Express Scripts * (A)	36,544	$1,949
Forest Laboratories *	19,573	636
Gen-Probe *	3,027	207
Gilead Sciences *	61,917	2,817
HCA Holdings	6,900	184
Health Management Associates, Cl A *	13,922	103
Health Net *	8,102	306
Henry Schein *	7,884	584
Hill-Rom Holdings	4,724	160
Hologic *	18,800	390
Hospira *	12,781	455
Human Genome Sciences * (A)	10,200	80
Humana	13,575	1,182
Idexx Laboratories *	4,152	356
Illumina * (A)	11,205	574
Intuitive Surgical *	3,200	1,637
Johnson & Johnson	212,609	13,837
Laboratory Corp of America Holdings *	8,311	747
Life Technologies *	12,770	604
LifePoint Hospitals *	2,376	93
Lincare Holdings (A)	7,040	189
McKesson	20,166	1,684
Medco Health Solutions *	31,720	2,144
Mednax *	2,900	216
Medtronic	84,085	3,205
Merck	239,943	9,159
Mettler Toledo International *	2,136	385
Mylan Laboratories *	31,219	732
Myriad Genetics *	4,500	109
Omnicare (A)	8,131	286
Patterson	7,383	236
PerkinElmer	9,834	266
Perrigo (A)	5,800	598
Pfizer	613,080	12,936
QIAGEN * (A)	17,200	263
Quest Diagnostics	13,044	757
Regeneron Pharmaceuticals *	5,600	587
ResMed * (A)	11,435	335
Sirona Dental Systems *	3,100	155
St. Jude Medical	26,646	1,122
Stryker	25,204	1,352
SXC Health Solutions *	3,800	269
Techne	2,541	182
Teleflex	3,040	180
Tenet Healthcare *	26,294	148
Thermo Fisher Scientific	30,625	1,734
Thoratec * (A)	4,200	145
United Therapeutics *	3,800	181
UnitedHealth Group	84,720	4,723
Universal Health Services, Cl B	6,176	275
Varian Medical Systems * (A)	9,830	641
VCA Antech *	6,939	153
Vertex Pharmaceuticals *	16,000	623
Warner Chilcott, Cl A *	11,400	191
Waters *	6,872	616
Watson Pharmaceuticals *	10,618	619
WellPoint	27,731	1,820
Zimmer Holdings	14,725	895

		122,419

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Industrials — 10.8%
3M	55,533	$4,865
AECOM Technology *	8,100	189
AGCO *	8,300	428
Air Lease, Cl A *	3,700	91
Alexander & Baldwin	3,882	180
Alliant Techsystems (A)	2,736	164
Ametek	13,520	644
Armstrong World Industries *(A)	700	36
Avery Dennison	6,310	192
Babcock & Wilcox *	6,750	174
BE Aerospace *	8,266	379
Boeing	58,091	4,354
C.H. Robinson Worldwide	12,586	833
Carlisle	4,566	223
Caterpillar	50,288	5,743
Chicago Bridge & Iron	6,800	316
Cintas (A)	8,157	315
CNH Global *	1,100	47
Con-way	4,423	131
Cooper Industries, Cl A	13,600	833
Copa Holdings, Cl A	2,200	157
Copart *	3,209	160
Corrections Corp of America *	7,800	195
Covanta Holding	6,200	101
Crane	4,200	204
CSX	87,496	1,838
Cummins	15,712	1,894
Danaher	43,402	2,293
Deere	33,019	2,738
Delta Air Lines *	70,200	689
Donaldson	6,572	483
Dover	15,257	977
Dun & Bradstreet	3,656	302
Eaton	27,452	1,433
Emerson Electric	59,120	2,974
Equifax	9,456	397
Exelis (A)	10,502	110
Expeditors International of Washington	15,548	678
Fastenal (A)	23,924	1,260
FedEx	24,944	2,245
Flowserve	4,900	581
Fluor	14,408	871
Fortune Brands Home & Security *	9,120	177
Gardner Denver	4,100	282
GATX (A)	3,600	157
General Cable * (A)	2,500	77
General Dynamics	26,472	1,939
General Electric	822,423	15,667
Goodrich	10,092	1,271
Graco	4,524	232
GrafTech International *	6,500	83
Harsco	7,570	168
Hertz Global Holdings *	17,300	248
Honeywell International	61,690	3,675
Hubbell, Cl B	3,892	293
Huntington Ingalls Industries * (A)	4,096	147

Description	Shares	Market Value ($ Thousands)

IDEX	4,993	$209
IHS, Cl A *	3,200	303
Illinois Tool Works (A)	35,480	1,976
Ingersoll-Rand	22,600	901
Iron Mountain	12,963	402
ITT	5,251	131
Jacobs Engineering Group * (A)	8,402	388
JB Hunt Transport Services (A)	7,172	367
Joy Global	7,433	646
Kansas City Southern *	7,700	536
KAR Auction Services *	2,100	34
KBR	12,680	461
Kennametal (A)	5,100	235
Kirby *	3,600	247
L-3 Communications Holdings, Cl 3	7,077	497
Landstar System	3,965	214
Lennox International (A)	4,200	164
Lincoln Electric Holdings	5,500	254
Lockheed Martin (A)	21,129	1,868
Manitowoc	12,100	190
Manpower	6,584	284
Masco	26,009	309
MSC Industrial Direct, Cl A	2,620	208
Navistar International *	6,100	255
Nielsen Holdings *	6,000	177
Nordson	5,200	286
Norfolk Southern	25,633	1,766
Northrop Grumman (A)	21,078	1,261
Oshkosh Truck *	8,159	190
Owens Corning *	9,100	288
Paccar	29,470	1,356
Pall	9,845	625
Parker Hannifin	12,304	1,105
Pentair (A)	7,461	287
Pitney Bowes (A)	11,185	203
Polypore International * (A)	2,200	90
Precision Castparts	10,746	1,799
Quanta Services *	15,500	324
Raytheon	28,568	1,443
Regal-Beloit	2,300	155
Republic Services, Cl A	26,642	795
Robert Half International (A)	10,176	289
Rockwell Automation	11,804	944
Rockwell Collins (A)	11,679	693
Roper Industries	7,400	677
RR Donnelley & Sons (A)	15,677	217
Ryder System	3,206	171
Shaw Group *	5,000	145
Snap-on	5,591	342
Southwest Airlines	55,520	498
Spirit Aerosystems Holdings, Cl A *	9,100	218
SPX	3,911	286
Stanley Black & Decker	13,693	1,051
Stericycle *	6,226	540
Terex *	6,948	176
Textron	19,722	542
Thomas & Betts *	3,167	229
Timken	7,569	397
Toro	1,560	106

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Towers Watson, Cl A	3,700	$236
TransDigm Group *	3,300	392
Trinity Industries	6,500	226
Tyco International	37,300	1,933
Union Pacific	37,816	4,169
United Continental Holdings * (A)	24,100	498
United Parcel Service, Cl B (A)	57,441	4,417
United Technologies	71,690	6,013
URS	7,600	332
UTi Worldwide	5,100	82
Valmont Industries	1,800	200
Verisk Analytics, Cl A *	7,600	331
WABCO Holdings *	4,924	293
Wabtec	3,400	254
Waste Connections	6,850	223
Waste Management (A)	38,194	1,336
WESCO International *	3,300	208
WW Grainger	4,681	972
Xylem	13,202	343

		120,341

Information Technology — 19.0%
Accenture, Cl A	50,800	3,025
Acme Packet * (A)	3,000	92
Activision Blizzard	27,856	333
Adobe Systems *	40,702	1,339
Advanced Micro Devices * (A)	49,834	366
Akamai Technologies *	16,118	580
Alliance Data Systems * (A)	3,612	438
Altera	24,573	945
Amdocs *	15,300	469
Amphenol, Cl A	11,892	665
Analog Devices	24,512	961
Ansys *	8,000	505
AOL * (A)	5,034	90
Apple *	71,589	38,833
Applied Materials	106,255	1,301
Ariba *	7,200	227
Arrow Electronics *	8,289	333
Atmel *	36,900	373
Autodesk *	17,037	645
Automatic Data Processing	39,592	2,151
Avago Technologies	14,600	549
Avnet *	10,910	390
AVX	1,424	19
BMC Software *	15,189	569
Broadcom, Cl A	40,568	1,507
Broadridge Financial Solutions	7,573	184
Brocade Communications Systems *	28,000	162
CA	31,738	858
Cadence Design Systems *	18,963	223
Ciena * (A)	4,114	61
Cisco Systems	427,727	8,503
Citrix Systems *	15,287	1,143
Cognizant Technology Solutions, Cl A *	24,288	1,723
Computer Sciences	10,364	329
Compuware *	17,151	154
Comverse Technology *	15	—

Description	Shares	Market Value ($ Thousands)

CoreLogic *	4,584	$71
Corning	125,458	1,636
Cree * (A)	8,922	270
Cypress Semiconductor	10,200	176
Dell *	129,743	2,245
Diebold	4,929	193
Dolby Laboratories, Cl A *	3,743	143
DST Systems	1,695	90
eBay *	90,711	3,242
EchoStar, Cl A *	2,132	64
Electronic Arts *	22,965	375
EMC * (A)	158,197	4,380
Equinix * (A)	3,400	477
F5 Networks *	5,938	742
Factset Research Systems (A)	2,900	253
Fairchild Semiconductor International, Cl A *	7,600	111
Fidelity National Information Services	19,490	618
First Solar * (A)	3,600	116
Fiserv *	11,969	794
FLIR Systems	11,500	301
Fortinet *	10,300	279
Freescale Semiconductor Holdings I * (A)	3,500	56
Fusion-io * (A)	2,300	63
Gartner *	6,300	254
Genpact *	9,000	144
Global Payments	5,134	265
Google, Cl A *	19,544	12,083
Harris (A)	9,289	405
Hewlett-Packard	155,470	3,935
IAC	5,332	243
Informatica *	8,400	413
Ingram Micro, Cl A *	10,823	207
Intel	411,758	11,068
International Business Machines	93,898	18,472
International Rectifier *	3,355	75
Intersil, Cl A	5,361	61
Intuit	24,286	1,405
IPG Photonics *	1,400	74
Itron *	1,900	84
Jabil Circuit	14,874	384
JDS Uniphase *	16,240	212
Juniper Networks *	38,925	886
Kla-Tencor	11,709	567
Lam Research *	8,591	358
Lender Processing Services	3,614	80
Lexmark International, Cl A	4,286	158
Linear Technology	16,957	568
LinkedIn, Cl A *	1,100	96
LSI *	51,148	440
Marvell Technology Group *	35,600	534
Mastercard, Cl A	8,500	3,570
Maxim Integrated Products	21,200	591
MEMC Electronic Materials *	10,338	41
Microchip Technology (A)	16,122	581
Micron Technology *	73,916	632
Micros Systems *	5,400	280
Microsoft	575,300	18,260

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Molex (A)	9,570	$259
Monster Worldwide *	5,218	36
Motorola Mobility Holdings *	21,466	852
Motorola Solutions	21,833	1,087
National Instruments	6,904	184
NCR *	10,189	221
NetApp *	28,455	1,224
NeuStar, Cl A *	4,577	160
Novellus Systems * (A)	4,977	231
Nuance Communications * (A)	16,200	420
Nvidia *	49,956	757
ON Semiconductor *	35,900	326
Oracle	296,920	8,691
Paychex (A)	26,607	833
PMC - Sierra *	10,900	75
Polycom *	16,700	345
QLogic *	8,380	144
Qualcomm	129,959	8,081
Rackspace Hosting * (A)	7,000	366
Red Hat *	14,327	709
Riverbed Technology *	11,800	336
Rovi *	7,400	263
SAIC *	23,100	282
Salesforce.com *	10,438	1,494
SanDisk *	17,569	869
Silicon Laboratories *	2,200	99
Skyworks Solutions *	17,000	458
Solera Holdings	4,500	216
SunPower, Cl A * (A)	6,368	48
Symantec *	61,448	1,096
Synopsys *	9,482	289
Tech Data *	2,250	120
Tellabs	17,289	69
Teradata *	13,989	931
Teradyne * (A)	13,263	218
Texas Instruments	91,408	3,048
TIBCO Software *	11,500	333
Total System Services	10,891	238
Trimble Navigation *	8,714	438
VeriFone Holdings *	6,600	316
VeriSign	11,285	417
Visa, Cl A	41,100	4,783
Vishay Intertechnology *	7,150	88
VistaPrint * (A)	2,700	110
VMware, Cl A *	6,200	613
WebMD Health, Cl A *	3,510	87
Western Digital *	17,130	672
Western Union	51,628	902
Xerox	115,096	947
Xilinx (A)	19,357	715
Yahoo! *	104,081	1,543
Zebra Technologies, Cl A *	3,625	139

		211,344

Materials — 4.0%
Air Products & Chemicals	16,994	1,533
Airgas	6,715	553
AK Steel Holding (A)	5,300	42
Albemarle	6,144	409
Alcoa (A)	77,102	784
Allegheny Technologies	6,997	307

Description	Shares	Market Value ($ Thousands)

Allied Nevada Gold * (A)	6,700	$231
Aptargroup	4,400	232
Ashland	5,676	361
Ball	12,550	503
Bemis (A)	6,774	213
Cabot	3,873	157
Carpenter Technology	2,700	139
Celanese, Cl A	13,083	622
CF Industries Holdings	5,366	998
Cliffs Natural Resources	12,000	762
Commercial Metals	9,800	130
Compass Minerals International (A)	2,000	144
Crown Holdings *	13,451	497
Cytec Industries	4,281	254
Domtar	2,500	240
Dow Chemical	92,470	3,099
E.I. Du Pont de Nemours	70,892	3,605
Eastman Chemical	10,084	546
Ecolab (A)	24,008	1,440
FMC	6,060	600
Freeport-McMoRan Copper & Gold, Cl B	74,324	3,163
Greif, Cl A	2,500	128
Huntsman	12,129	166
International Flavors & Fragrances	5,791	330
International Paper	35,455	1,246
Intrepid Potash * (A)	3,900	99
LyondellBasell Industries, Cl A	25,400	1,097
Martin Marietta Materials	4,163	358
MeadWestvaco	11,058	335
Molycorp * (A)	2,800	69
Monsanto	41,450	3,207
Mosaic	22,178	1,281
Newmont Mining	38,433	2,283
Nucor	25,590	1,114
Owens-Illinois *	12,391	296
Packaging Corp of America	7,299	216
PPG Industries	12,823	1,170
Praxair	23,925	2,608
Reliance Steel & Aluminum	5,500	295
Rock-Tenn, Cl A	5,000	352
Rockwood Holdings *	5,700	303
Royal Gold	5,200	361
RPM International	9,869	235
Schnitzer Steel Industries, Cl A (A)	1,000	45
Scotts Miracle-Gro, Cl A (A)	3,806	178
Sealed Air	13,268	261
Sherwin-Williams	7,637	788
Sigma-Aldrich	8,548	614
Silgan Holdings	2,500	106
Solutia	9,700	273
Sonoco Products	6,446	212
Southern Copper	11,368	366
Steel Dynamics	16,600	246
Titanium Metals	7,458	109
United States Steel (A)	10,283	280
Valspar	8,664	402
Vulcan Materials (A)	9,157	408

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Walter Industries	4,000	$259
Westlake Chemical (A)	1,900	114
WR Grace *	5,400	308

		44,082

Telecommunication Services — 2.6%
AT&T (A)	459,433	14,054
CenturyLink (A)	48,654	1,958
Clearwire, Cl A * (A)	8,300	19
Crown Castle International *	23,496	1,217
Frontier Communications (A)	89,295	410
Groupon, Cl A * (A)	2,500	49
Level 3 Communications * (A)	9,846	239
MetroPCS Communications *	18,500	191
NII Holdings *	13,620	244
SBA Communications, Cl A *	7,400	347
Sprint Nextel *	221,844	548
Telephone & Data Systems	5,980	151
tw telecom, Cl A *	9,000	195
US Cellular *	831	36
Verizon Communications (A)	220,076	8,387
Windstream	42,247	510

		28,555

Utilities — 3.4%
AES *	54,824	743
AGL Resources	10,247	408
Alliant Energy	7,876	336
Ameren	17,290	555
American Electric Power	38,550	1,450
American Water Works	15,500	531
Aqua America (A)	9,177	204
Atmos Energy	5,591	172
Calpine *	33,200	508
Centerpoint Energy	29,615	577
CMS Energy (A)	17,842	382
Consolidated Edison (A)	23,516	1,366
Constellation Energy Group	15,858	575
Dominion Resources	45,512	2,297
DTE Energy	14,064	759
Duke Energy (A)	105,319	2,203
Edison International	26,479	1,109
Entergy	14,498	966
Exelon (A)	52,529	2,052
FirstEnergy	33,527	1,485
GenOn Energy *	49,375	122
Great Plains Energy	10,471	207
Hawaiian Electric Industries (A)	6,746	169
Integrys Energy Group	6,102	318
ITC Holdings	3,200	242
MDU Resources Group	17,621	382
National Fuel Gas	5,389	271
NextEra Energy	33,473	1,992
NiSource (A)	23,921	574
Northeast Utilities	13,307	478
NRG Energy *	17,300	296
NSTAR	7,928	372
NV Energy	15,400	242
OGE Energy	6,968	366
ONEOK	7,729	639
Pepco Holdings (A)	17,444	339
PG&E	32,018	1,335

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Pinnacle West Capital	7,792	$366
PPL	46,526	1,328
Progress Energy	23,761	1,261
Public Service Enterprise Group	40,852	1,257
Questar	11,146	214
SCANA (A)	8,220	370
Sempra Energy	19,423	1,151
Southern	66,803	2,952
TECO Energy	16,900	303
UGI	6,650	188
Vectren	6,091	178
Westar Energy	8,100	223
Wisconsin Energy	16,698	569
Xcel Energy	39,381	1,043

		38,425

Total Common Stock (Cost $860,067) ($ Thousands)		1,087,608

	Number Of Rights
RIGHTS — 0.0%
Rouse Properties, Expires
04/09/12	1,543	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 9.7%
SEI Liquidity Fund, L.P.
0.160% † ** (C)	108,748,335	107,743

Total Affiliated Partnership (Cost $108,748) ($ Thousands)		107,743

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% † **	20,645,029	20,645

Total Cash Equivalent (Cost $20,645) ($ Thousands)		20,645

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.050%, 05/17/12	$700	700
0.024%, 06/14/12	1,003	1,003
0.020%, 03/29/12	110	110

Total U.S. Treasury Obligations (Cost $1,813) ($ Thousands)		1,813

Total Investments — 109.4% (Cost $991,273) ($ Thousands) ††		$1,217,809

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 29, 2012

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	342	Mar-2012	$1,210
S&P Mid 400 Index E-MINI	26	Mar-2012	176

			$1,386

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,113,509 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $991,273 ($ Thousands), and the unrealized appreciation and depreciation were $246,709 ($ Thousands) and $(20,173) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $105,358 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $107,743 ($ Thousands)

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poors

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,087,608	$—	$—	$1,087,608
Rights	—	—	—	—
Affiliated Partnership	107,743	—	—	107,743
Cash Equivalent	20,645	—	—	20,645
U.S. Treasury Obligations	—	1,813	—	1,813

Total Investments in Securities	$1,215,996	$1,813	$—	$1,217,809

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,386	$—	$—	$1,386

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 13.1%
Aeropostale * (A)	20,200	$363
AFC Enterprises *	29,959	479
American Eagle Outfitters	46,613	678
American Greetings, Cl A (A)	18,600	279
American Public Education * (A)	45,445	1,780
Ameristar Casinos	11,400	226
ANN * (A)	55,160	1,318
Arbitron	11,000	368
Asbury Automotive Group *	13,800	358
Bally Technologies *	22,700	975
Beazer Homes USA *	33,200	103
Belo, Cl A	80,211	575
Big Lots *	13,500	592
Biglari Holdings *	1,220	501
BJ’s Restaurants * (A)	38,811	1,927
Bob Evans Farms	26,400	972
Body Central *	7,200	200
Boyd Gaming * (A)	16,000	128
Bravo Brio Restaurant Group *	23,662	456
Bridgepoint Education * (A)	11,900	290
Brinker International (A)	14,300	395
Brown Shoe (A)	19,000	205
Cabela’s *	13,150	466
Callaway Golf (A)	98,180	643
Capella Education * (A)	14,426	560
Career Education *	32,300	279
Casual Male Retail Group *	120,100	378
Cato, Cl A	33,000	895
CEC Entertainment	4,600	176
Cheesecake Factory *	3,800	113
Chico’s FAS	44,680	671
Childrens Place Retail Stores * (A)	16,550	840
Christopher & Banks	25,600	55
Coinstar *	14,700	856
Coldwater Creek * (A)	46,900	44
Cooper Tire & Rubber	87,616	1,454
Core-Mark Holding	14,708	590
Corinthian Colleges *	53,900	242
Cracker Barrel Old Country Store (A)	1,800	100
Crocs *	38,200	751
CSS Industries	10,800	212
Dana Holdings	17,900	286
Denny’s *	59,300	246
Destination Maternity	8,800	158
Dick’s Sporting Goods (A)	28,995	1,298
Dillard’s, Cl A (A)	1,500	92
DreamWorks Animation SKG, Cl A * (A)	43,600	753
Ethan Allen Interiors (A)	53,268	1,345
EW Scripps, Cl A * (A)	21,800	208
Express *	14,500	345
Federal Mogul, Cl A *	13,400	231
Finish Line, Cl A	30,200	694
Foot Locker	7,400	216
Francesca’s Holdings * (A)	68,648	1,575
Fred’s, Cl A (A)	35,200	487
Gentex (A)	16,300	386
Group 1 Automotive	1,000	51

Description	Shares	Market Value ($ Thousands)

hhgregg * (A)	57,562	$658
Hibbett Sports * (A)	22,630	1,108
Hillenbrand	12,700	292
HomeAway * (A)	27,500	728
HOT Topic	74,100	661
International Speedway, Cl A	18,210	458
ITT Educational Services * (A)	4,900	336
Jack in the Box *	33,200	792
Jakks Pacific (A)	12,700	197
Jones Group	72,800	717
Journal Communications, Cl A * (A)	71,000	337
Kirkland’s * (A)	21,100	336
La-Z-Boy, Cl Z * (A)	39,300	562
Libbey * (A)	104,300	1,309
Life Time Fitness * (A)	51,019	2,524
Lincoln Educational Services (A)	30,500	258
Live Nation * (A)	69,687	649
Liz Claiborne *	114,300	1,118
LKQ *	18,140	578
Lumber Liquidators Holdings * (A)	38,600	845
Matthews International, Cl A (A)	45,289	1,405
McClatchy, Cl A * (A)	25,600	65
MDC Partners, Cl A	96,700	1,249
Men’s Wearhouse	39,473	1,529
Meredith (A)	42,555	1,400
Meritage Homes * (A)	4,584	119
Modine Manufacturing *	12,600	114
Monro Muffler Brake (A)	1,550	71
Morgans Hotel Group *	147,979	759
National CineMedia	168,200	2,676
Nutrisystem	15,700	177
Orient-Express Hotels, Cl A *	98,982	979
Oxford Industries (A)	20,100	1,013
Pacific Sunwear of California *	81,500	171
Pandora Media *	32,290	422
Panera Bread, Cl A *	4,090	632
Papa John’s International *	5,400	201
Peet’s Coffee & Tea * (A)	800	51
Penn National Gaming *	1,200	51
Penske Auto Group (A)	20,600	496
PEP Boys-Manny Moe & Jack	17,383	261
Perry Ellis International *	10,400	181
PetMed Express (A)	32,900	401
PF Chang’s China Bistro (A)	12,400	475
Pier 1 Imports *	95,316	1,637
Pinnacle Entertainment *	129,454	1,425
PulteGroup *	7,900	70
Quiksilver *	254,493	1,191
RadioShack (A)	67,500	479
ReachLocal *	31,800	248
Red Robin Gourmet Burgers *	21,204	730
Regis (A)	126,156	2,184
Rent-A-Center, Cl A	43,500	1,541
Ruby Tuesday *	31,400	244
Saks * (A)	141,038	1,643
Scholastic	28,600	874
School Specialty * (A)	59,021	189
Scientific Games, Cl A *	126,025	1,325
Select Comfort *	37,690	1,115
Service International	27,900	316
Shoe Carnival *	5,800	152

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Shuffle Master *	43,625	$637
Shutterfly * (A)	56,051	1,533
Sinclair Broadcast Group, Cl A	43,300	495
Six Flags Entertainment	5,500	249
Skechers U.S.A., Cl A * (A)	55,900	714
Skullcandy * (A)	80,061	1,130
SodaStream International * (A)	22,166	903
Sotheby’s	19,500	767
Stage Stores	20,600	308
Starwood Hotels & Resorts Worldwide	8,000	431
Steiner Leisure *	12,994	650
Steven Madden * (A)	16,050	693
Stewart Enterprises, Cl A (A)	64,000	398
Strayer Education (A)	1,800	185
Sturm Ruger	18,700	782
Superior Industries International	20,500	371
Teavana Holdings * (A)	26,520	622
Tempur-Pedic International *	8,430	666
Tenneco *	51,152	1,969
Tesla Motors * (A)	38,767	1,295
Tractor Supply	6,590	563
True Religion Apparel *	47,629	1,256
Ulta Salon Cosmetics & Fragrance *	6,820	568
Unifi *	9,700	80
Universal Electronics *	13,200	258
Universal Technical Institute	8,800	114
Vail Resorts (A)	14,400	606
Vera Bradley * (A)	43,325	1,590
Warnaco Group * (A)	28,596	1,679
Wet Seal, Cl A *	169,100	592
Whistler Blackcomb Holdings	12,600	137
WMS Industries * (A)	58,668	1,292
Zumiez * (A)	92,393	2,903

		102,024

Consumer Staples — 2.4%
Andersons	5,200	224
B&G Foods, Cl A (A)	18,200	424
Cal-Maine Foods (A)	18,034	694
Casey’s General Stores (A)	25,303	1,296
Central Garden and Pet *	34,504	313
Central Garden and Pet, Cl A *	38,948	373
Chefs’ Warehouse * (A)	22,310	469
Chiquita Brands International *	112,400	1,078
Coca-Cola Bottling	6,800	438
Corn Products International	24,479	1,404
Cosan Industria e Comercio (Brazil)	7,700	139
Darling International *	30,600	489
Dean Foods *	19,300	237
Diamond Foods (A)	7,613	182
Dole Food * (A)	113,085	1,083
Elizabeth Arden *	5,400	201
Fresh Del Monte Produce	48,100	1,080
Fresh Market * (A)	17,700	797
Imperial Sugar	1,800	10
Ingles Markets, Cl A	11,100	198
J&J Snack Foods	10,405	522
Lancaster Colony (A)	21,346	1,391
Medifast * (A)	13,100	213

Description	Shares	Market Value ($ Thousands)

Nash Finch	17,400	$466
Nu Skin Enterprises, Cl A	2,900	167
Omega Protein *	17,600	145
Pantry *	51,373	639
Prestige Brands Holdings * (A)	38,523	636
Rite Aid *	169,200	261
Sanderson Farms (A)	10,801	532
Spartan Stores (A)	56,297	1,004
Spectrum Brands Holdings *	14,200	403
Universal (A)	10,200	469
USANA Health Sciences * (A)	3,600	133
WD-40	2,000	86
Weis Markets	5,700	244
Winn-Dixie Stores *	19,600	186

		18,626

Energy — 7.5%
Alberta Oilsands *	536,100	87
ATP Oil & Gas * (A)	24,000	192
Berry Petroleum, Cl A (A)	47,288	2,552
Bill Barrett * (A)	11,160	326
Bonanza Creek Energy *	8,800	164
BPZ Resources * (A)	43,100	138
C&J Energy Services * (A)	7,800	158
Cal Dive International *	44,500	129
Callon Petroleum *	41,600	294
CARBO Ceramics (A)	4,100	376
Carrizo Oil & Gas * (A)	60,126	1,694
Clayton Williams Energy * (A)	2,500	221
Cloud Peak Energy * (A)	71,000	1,258
Comstock Resources * (A)	215,713	3,458
Contango Oil & Gas *	2,500	159
CVR Energy *	19,600	533
Delek US Holdings	21,200	280
Dresser-Rand Group *	29,302	1,539
Dril-Quip * (A)	24,030	1,682
Energy Partners *	56,800	968
Energy XXI Bermuda * (A)	21,771	815
Forest Oil *	58,400	755
GeoMet *	99,350	68
Global Geophysical Services *	38,361	413
Goodrich Petroleum * (A)	204,741	3,262
Green Plains Renewable Energy * (A)	16,900	192
Gulf Island Fabrication	11,400	334
Gulfmark Offshore, Cl A *	16,400	824
Harvest Natural Resources * (A)	4,200	28
Helix Energy Solutions Group * (A)	46,400	893
Karoon Gas Australia *	26,167	171
Key Energy Services *	139,675	2,383
Kinder Morgan Escrow *	58,213	—
Laredo Petroleum Holdings *	11,500	292
Lone Pine Resources *	120,846	898
Lufkin Industries (A)	7,042	561
Magnum Hunter Resources * (A)	186,310	1,289
Matador Resources *	37,000	439
Matrix Service *	67,500	894
Newpark Resources * (A)	59,915	471
Northern Oil & Gas * (A)	10,900	258
Oasis Petroleum * (A)	58,355	1,871
Oceaneering International	12,990	705
Oil States International *	6,940	564

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Oilsands Quest * (A) (B) (C)	906,800	$162
Parker Drilling *	173,600	1,099
Patriot Coal * (A)	47,200	341
Penn Virginia (A)	33,100	162
Petroleum Development *	22,300	726
Petroquest Energy * (A)	47,200	288
Pioneer Drilling *	49,738	495
Porto Energy *	334,600	63
Quicksilver Resources * (A)	261,992	1,451
Resolute Energy * (A)	24,330	271
REX American Resources *	1,500	46
Rosetta Resources * (A)	23,892	1,219
Scorpio Tankers * (A)	347,295	2,212
SEACOR Holdings *	12,900	1,276
SemGroup, Cl A *	2,100	60
SM Energy	7,630	601
StealthGas *	42,700	205
Stone Energy *	14,000	447
Superior Energy Services * (A)	63,384	1,860
Swift Energy * (A)	46,648	1,401
Synergy Resources *	36,900	127
Targa Resources (A)	25,475	1,132
Tesco (A)	69,095	1,058
Tesoro *	15,500	411
Tetra Technologies *	39,200	356
Tidewater (A)	16,800	1,000
Triangle Petroleum * (A)	16,100	115
Unit *	2,400	114
USEC * (A)	36,800	49
Vaalco Energy *	124,700	984
W&T Offshore (A)	32,900	831
Warren Resources *	31,600	123
Western Refining (A)	31,200	566
Willbros Group *	14,700	62
World Fuel Services (A)	50,048	2,085

		57,986

Financials — 20.1%
1st Source	6,200	152
Acadia Realty Trust ‡	3,700	78
Advance America Cash Advance Centers	61,800	641
Affiliated Managers Group *	14,780	1,572
Agree Realty ‡ (A)	23,900	574
Alexander’s ‡	200	76
Alliance Financial	3,900	115
Allied World Assurance Holdings	5,900	389
Alterra Capital Holdings (A)	84,825	1,948
American Campus Communities ‡	8,500	350
American Equity Investment Life Holding (A)	75,300	911
Amtrust Financial Services (A)	14,900	402
Anworth Mortgage Asset ‡	104,000	676
Apartment Investment & Management, Cl A ‡	43,431	1,079
Apollo Investments *	14,400	101
Ares Capital	1,950	32
Argo Group International Holdings	9,600	287
Ashford Hospitality Trust ‡ (A)	21,500	181
Aspen Insurance Holdings	10,800	287
Associated Banc	28,900	383
Associated Estates Realty ‡	14,400	215

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities ‡	9,812	$1,272
Banco Latinoamericano de Comercio Exterior, Cl E	29,500	576
Bancorpsouth (A)	27,067	320
Bank of Hawaii (A)	5,400	248
Bank of the Ozarks (A)	23,640	694
BBCN Bancorp *	6,700	69
Berkshire Hills Bancorp	22,835	502
BGC Partners, Cl A (A)	70,100	493
BioMed Realty Trust ‡	49,680	915
Boston Private Financial Holdings (A)	197,542	1,883
Boston Properties ‡	9,078	922
Brandywine Realty Trust ‡	80,470	870
Brasil Brokers Participacoes	34,200	148
BRE Properties ‡	17,650	855
Camden National	4,600	163
Campus Crest Communities ‡ (A)	103,300	1,094
CapitalSource	85,403	576
CapLease ‡	78,800	318
Capstead Mortgage ‡ (A)	37,300	496
Cardinal Financial	38,537	414
Cash America International	8,565	397
Cash Store Financial Services (A)	11,668	70
Cathay General Bancorp	11,200	183
CBL & Associates Properties ‡	74,606	1,315
Chatham Lodging Trust ‡	15,800	191
Chemical Financial	3,000	66
Chesapeake Lodging Trust ‡	22,680	400
Citizens Republic Bancorp *	18,250	250
City Holding (A)	4,900	168
City National	2,500	117
CNO Financial Group * (A)	237,400	1,762
CoBiz Financial	61,570	359
Cohen & Steers (A)	22,200	731
Colonial Properties Trust ‡	31,800	653
Columbia Banking System (A)	18,300	387
CommonWealth ‡	49,595	922
Community Bank System (A)	11,300	309
Community Trust Bancorp	8,400	259
Corestite Realty ‡	12,360	264
Corporate Office Properties Trust ‡	28,200	691
CreXus Investment ‡ (A)	126,300	1,408
CubeSmart ‡	7,500	85
CVB Financial (A)	71,666	772
CYS Investments ‡	54,400	738
Delphi Financial Group, Cl A	6,200	276
DFC Global *	52,417	939
DiamondRock Hospitality ‡	4,992	50
Dime Community Bancshares	24,300	338
Douglas Emmett ‡	25,900	546
Dynex Capital ‡	28,900	275
Eagle Bancorp * (A)	33,893	526
EastGroup Properties ‡	6,400	308
Eaton Vance (A)	22,091	636
Education Realty Trust ‡	118,638	1,220
Employers Holdings	68,042	1,176
Encore Bancshares * (A)	38,300	555
Encore Capital Group *	43,053	959
Endurance Specialty Holdings	48,516	1,866
Entertainment Properties Trust ‡ (A)	4,000	182

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Equity Lifestyle Properties ‡	2,400	$160
Equity One ‡	42,990	818
Equity Residential ‡	32,537	1,851
Excel Trust ‡ (A)	45,388	544
Extra Space Storage ‡	27,200	717
FBL Financial Group, Cl A (A)	13,900	472
FBR Capital Markets * (A)	230,800	582
Federal Realty Investment Trust ‡	3,255	310
Federated Investors, Cl B (A)	27,705	568
Fifth Street Finance (A)	14,500	144
Financial Engines * (A)	90,266	2,081
First Commonwealth Financial	88,800	532
First Financial Bancorp	23,511	385
First Financial Holdings	8,100	79
First Horizon National (A)	91,013	855
First Industrial Realty Trust ‡ *	5,700	67
First Merchants	16,500	183
First Midwest Bancorp	139,843	1,617
First Potomac Realty Trust ‡	21,691	287
FirstMerit (A)	44,842	720
Flushing Financial	41,200	534
FNB (Pennsylvania) (A)	13,400	158
Forest City Enterprises, Cl A *	39,025	571
Fulton Financial	25,900	254
Gain Capital Holdings	20,200	106
General Growth Properties ‡	71,826	1,169
Getty Realty ‡	10,500	178
GFI Group	39,000	150
Gladstone Commercial ‡	8,400	150
Global Indemnity, Cl A *	37,600	719
Government Properties Income Trust ‡	31,700	740
Great American Group *	115,882	6
Greenhill	8,700	382
Hamni Financial *	40,400	350
Hancock Holding (A)	48,185	1,636
Hanover Insurance Group	14,355	586
Hatteras Financial ‡ (A)	36,000	1,025
HCP ‡	35,548	1,404
Health Care REIT ‡ (A)	21,200	1,154
Healthcare Realty Trust ‡ (A)	5,700	118
Highwoods Properties ‡ (A)	45,280	1,449
Home Bancshares	31,700	799
Home Loan Servicing Solutions *	26,600	363
Home Properties ‡	10,700	617
HomeStreet *	10,100	533
Horace Mann Educators	98,654	1,710
Hospitality Properties Trust ‡	8,200	203
Host Hotels & Resorts ‡	67,859	1,071
Hudson Valley Holding	7,426	121
Iberiabank	23,922	1,269
Infinity Property & Casualty	34,010	1,865
Inland Real Estate ‡ (A)	34,700	301
International Bancshares (A)	42,000	797
Invesco Mortgage Capital ‡	4,400	75
Investment Technology Group *	33,500	385
Investors Real Estate Trust ‡ (A)	6,900	53
iStar Financial ‡ * (A)	8,400	59
Jones Lang LaSalle (A)	24,871	2,025
Kemper	12,000	343
Kennedy-Wilson Holdings (A)	92,100	1,245
Kite Realty Group Trust ‡	56,200	276

Description	Shares	Market Value ($ Thousands)

Knight Capital Group, Cl A *	53,200	$705
LaSalle Hotel Properties ‡	23,970	639
Lexington Realty Trust ‡ (A)	81,600	706
LPL Investment Holdings * (A)	30,622	1,044
LTC Properties ‡	17,600	543
Macerich ‡	12,636	682
Mack-Cali Realty ‡	54,188	1,550
Maiden Holdings	166,500	1,440
MainSource Financial Group	17,300	175
MarketAxess Holdings	30,426	1,008
MB Financial	8,700	173
MCG Capital (A)	116,400	559
Meadowbrook Insurance Group (A)	190,818	1,817
Medallion Financial	23,200	254
Medical Properties Trust ‡	13,500	131
Mercury General	1,300	56
MFA Mortgage Investments ‡	152,850	1,116
MGIC Investment * (A)	252,875	1,141
Mid-America Apartment Communities ‡	36,081	2,250
Montpelier Re Holdings	17,700	305
MSCI, Cl A *	25,729	910
National Financial Partners * (A)	32,780	500
National Health Investors ‡ (A)	2,500	118
National Penn Bancshares (A)	91,758	803
National Retail Properties ‡ (A)	30,900	823
NBT Bancorp	4,800	105
Nelnet, Cl A	73,400	1,939
Netspend Holdings * (A)	50,060	431
Northwest Bancshares (A)	10,700	135
OceanFirst Financial	10,300	141
Ocwen Financial *	76,400	1,231
Old National Bancorp	106,913	1,291
Omega Healthcare Investors ‡	7,800	159
OmniAmerican Bancorp *	20,122	360
One Liberty Properties ‡	13,400	234
Oriental Financial Group	26,400	310
PacWest Bancorp (A)	51,886	1,130
Park National (A)	3,100	213
Parkway Properties ‡ (A)	16,400	164
PennantPark Investment	78,159	863
Pennsylvania Real Estate Investment Trust ‡	18,600	250
PennyMac Mortgage Investment Trust ‡	24,200	436
PHH * (A)	9,100	124
PICO Holdings *	23,958	530
Platinum Underwriters Holdings	48,334	1,719
Popular *	49,200	93
Post Properties ‡	4,300	188
Potlatch ‡ (A)	20,500	632
Presidential Life	11,000	119
Primerica *	4,400	110
PrivateBancorp, Cl A	25,400	368
ProAssurance	24,016	2,108
ProLogis ‡	52,667	1,773
Prosperity Bancshares (A)	20,400	892
Provident Financial Services	20,700	284
PS Business Parks ‡	5,600	350
Public Storage ‡	9,821	1,317
Radian Group (A)	69,900	265
RAIT Financial Trust ‡ (A)	6,566	35

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Ramco-Gershenson Properties ‡ (A)	42,000	$465
Redwood Trust ‡ (A)	7,500	87
Regency Centers ‡ (A)	18,765	803
Reinsurance Group of America, Cl A	13,516	780
Republic Bancorp, Cl A	11,400	297
Retail Opportunity Investments ‡	6,500	76
Rouse Properties ‡ *	1	—
Sabra Health Care REIT ‡	9,666	138
Safeguard Scientifics *	43,503	736
Safety Insurance Group	4,000	171
Sandy Spring Bancorp	29,424	531
Saul Centers ‡	900	34
SCBT Financial	10,000	310
Selective Insurance Group	9,900	170
Signature Bank NY *	28,119	1,669
Simmons First National, Cl A	21,900	576
Simon Property Group ‡	15,241	2,065
SL Green Realty ‡	15,545	1,182
Solar Capital	5,400	124
Southside Bancshares	9,100	194
Sovran Self Storage ‡	4,000	190
Starwood Property Trust ‡	24,600	486
Stifel Financial * (A)	31,600	1,186
Summit Hotel Properties ‡ (A)	14,100	130
Sun Communities ‡	1,000	41
Sunstone Hotel Investors ‡ *	60,300	541
Susquehanna Bancshares (A)	95,655	887
SVB Financial Group * (A)	11,955	709
SWS Group	27,800	155
Symetra Financial	11,900	118
Synovus Financial (A)	136,955	290
Tanger Factory Outlet Centers ‡	7,600	222
TCF Financial (A)	36,368	392
THL Credit	35,900	458
TICC Capital	9,300	91
Titanium Asset * (B) (C) (D)	122,200	87
Titanium Asset Management *	10,500	3
Tompkins Financial (A)	4,200	173
Tower Group (A)	19,800	456
Two Harbors Investment ‡	45,700	470
UMB Financial (A)	4,000	167
Umpqua Holdings	19,500	240
Union First Market Bankshares	15,200	211
United Financial Bancorp	18,600	295
Universal Health Realty Income Trust ‡	1,300	49
Uranium Participation *	22,000	135
Urstadt Biddle Properties, Cl A ‡	16,500	314
Validus Holdings	36,900	1,125
Value Creation * (B) (C) (D)	119,600	91
Ventas ‡ (A)	23,990	1,341
ViewPoint Financial Group	53,100	796
Virginia Commerce Bancorp * (A)	46,100	387
Vornado Realty Trust ‡	10,700	874
Walter Investment Management	7,400	151
Washington Federal	13,400	217
Washington Real Estate
Investment Trust ‡ (A)	7,900	234
Webster Financial	56,420	1,234
Western Alliance Bancorp *	231,705	1,886

Description	Shares	Market Value ($ Thousands)

Winthrop Realty Trust ‡	45,400	$517
WisdomTree Investments *	187,725	1,329
World Acceptance * (A)	4,100	260
WSFS Financial	17,599	677
Zions Bancorporation (A)	66,739	1,268

		156,585

Health Care — 11.5%
ABIOMED * (A)	52,025	1,086
Acadia Healthcare * (A)	51,200	716
Accuray * (A)	39,500	268
Achillion Pharmaceuticals * (A)	78,924	829
Acorda Therapeutics *	14,000	366
Aegerion Pharmaceuticals *	24,200	405
Affymetrix *	87,700	366
Akorn * (A)	46,004	576
Alere * (A)	34,000	865
Align Technology * (A)	34,256	877
Alkermes *	2,100	37
Allos Therapeutics *	81,300	121
Almost Family * (A)	16,300	373
Amarin ADR *	45,280	351
AMERIGROUP * (A)	11,820	803
Amsurg, Cl A *	34,008	889
Amylin Pharmaceuticals * (A)	21,783	372
Arena Pharmaceuticals * (A)	74,682	133
Ariad Pharmaceuticals * (A)	120,196	1,724
Arqule *	33,837	240
Arthrocare *	12,300	321
athenahealth * (A)	24,987	1,766
AVEO Pharmaceuticals * (A)	37,860	494
BioMarin Pharmaceutical * (A)	14,235	509
BioScrip *	14,800	94
Bruker *	47,100	755
Cambrex *	47,400	316
Catalyst Health Solutions *	12,780	793
Centene *	19,170	935
Cepheid *	15,830	639
Charles River Laboratories International *	6,400	225
Chemed	10,100	624
Community Health Systems *	7,900	199
Computer Programs & Systems	2,500	152
Conmed	46,978	1,402
Cross Country Healthcare *	21,200	120
CryoLife *	30,700	167
Cubist Pharmaceuticals * (A)	45,300	1,942
Cyberonics *	15,227	567
Depomed * (A)	15,900	100
DexCom *	34,554	373
DynaVox, Cl A *	77,244	245
Emergent Biosolutions *	62,902	960
Emeritus * (A)	47,000	868
Endologix *	37,482	496
Ensign Group	15,600	427
Enzon Pharmaceuticals * (A)	28,400	201
eResearch Technology *	90,500	577
Five Star Quality Care *	28,700	101
Fluidigm * (A)	35,164	507
Gen-Probe *	10,856	741
Gentiva Health Services *	12,700	100
Greatbatch *	56,906	1,408

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Haemonetics *	10,408	$698
Halozyme Therapeutics *	43,400	500
Health Net *	24,000	906
Healthsouth *	63,014	1,283
Healthways *	34,600	275
HeartWare International * (A)	7,727	566
Hill-Rom Holdings	21,000	713
Hi-Tech Pharmacal *	31,365	1,252
HMS Holdings *	50,532	1,628
ICON ADR *	18,585	394
ICU Medical *	21,306	978
Idenix Pharmaceuticals * (A)	15,100	178
Impax Laboratories *	21,800	509
Imris *	116,320	330
Incyte * (A)	35,890	609
Insulet * (A)	71,125	1,403
Invacare	7,700	127
IPC The Hospitalist *	24,525	892
Ironwood Pharmaceuticals, Cl A *	21,060	282
ISTA Pharmaceuticals *	88,000	729
Jazz Pharmaceuticals *	3,100	163
Kensey Nash	7,300	165
Keryx Biopharmaceuticals * (A)	110,725	368
Kindred Healthcare * (A)	14,800	152
LHC Group *	15,200	259
LifePoint Hospitals *	17,200	670
Magellan Health Services *	26,580	1,256
MAP Pharmaceuticals * (A)	47,680	765
Masimo *	67,587	1,473
Medical Action Industries *	104,700	568
Medicines *	30,200	647
Medicis Pharmaceutical, Cl A	15,100	528
Mednax *	30,163	2,244
MELA Sciences * (A)	45,900	212
Merit Medical Systems *	11,000	138
Metropolitan Health Networks *	36,400	304
Momenta Pharmaceuticals * (A)	16,400	240
MWI Veterinary Supply *	5,080	440
Myriad Genetics *	64,276	1,555
Natus Medical *	44,500	466
Nektar Therapeutics * (A)	56,700	407
Neurocrine Biosciences * (A)	35,200	277
NxStage Medical * (A)	29,160	583
Omnicare (A)	26,546	934
Omnicell *	101,130	1,509
Onyx Pharmaceuticals *	14,800	567
Optimer Pharmaceuticals * (A)	15,960	204
OraSure Technologies *	91,910	922
Orexigen Therapeutics *	52,000	204
Orthofix International *	7,800	306
Owens & Minor (A)	2,200	66
Par Pharmaceutical *	24,100	894
PDL BioPharma (A)	202,700	1,293
PerkinElmer	29,573	798
Pharmacyclics *	10,870	274
PharMerica * (A)	4,963	61
Providence Service *	51,100	769
PSS World Medical * (A)	70,416	1,706
Questcor Pharmaceuticals * (A)	29,700	1,155
Quidel * (A)	45,920	651
Rigel Pharmaceuticals * (A)	14,300	143
Sagent Pharmaceuticals * (A)	28,700	623

Description	Shares	Market Value ($ Thousands)

Salix Pharmaceuticals *	25,405	$1,253
Sangamo Biosciences * (A)	58,623	309
Savient Pharmaceuticals * (A)	2,300	5
Seattle Genetics * (A)	18,599	343
Sirona Dental Systems *	12,700	634
Skilled Healthcare Group, Cl A * (A)	68,400	447
Spectranetics *	36,895	286
Spectrum Pharmaceuticals * (A)	41,188	584
STERIS	40,157	1,260
Sun Healthcare Group *	26,700	119
SXC Health Solutions *	10,950	775
Symmetry Medical *	62,100	450
Syneron Medical *	84,494	943
Targacept *	8,400	57
Techne	11,056	791
Teleflex	18,903	1,120
Thoratec *	13,370	461
Threshold Pharmaceuticals *	38,234	199
Tornier *	34,558	812
Trius Therapeutics *	47,470	240
Unilife * (A)	144,100	535
Viropharma * (A)	26,200	840
Volcano *	30,468	854
WellCare Health Plans *	35,612	2,417
Zoll Medical *	26,705	1,953

		89,419

Industrials — 18.1%
AAR	9,300	205
ABM Industries	21,900	497
Acacia Research - Acacia Technologies *	54,221	2,141
ACCO Brands *	14,700	174
Actuant, Cl A	58,115	1,637
Acuity Brands	23,600	1,468
Advisory Board *	8,793	712
Aegean Marine Petroleum Network	96,200	677
AerCap Holdings *	67,290	880
Aerovironment *	6,800	194
Air Transport Services Group *	144,400	784
Aircastle	60,300	821
Alamo Group	11,300	304
Alaska Air Group *	18,200	1,248
Albany International, Cl A	23,700	567
Allegiant Travel, Cl A * (A)	14,000	700
Alliant Techsystems (A)	8,400	504
Altra Holdings *	8,800	171
Amerco	1,200	125
American Reprographics *	2,475	13
Ametek	12,700	604
Ampco-Pittsburgh	9,900	210
Applied Industrial Technologies	15,900	639
Arkansas Best	8,700	155
Armstrong World Industries * (A)	16,000	819
Astec Industries *	15,700	596
Atlas Air Worldwide Holdings *	22,800	972
Avis Budget Group * (A)	58,400	753
BE Aerospace *	33,189	1,521
Belden	47,368	1,870
Brady, Cl A	37,697	1,204

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Briggs & Stratton (A)	7,300	$124
Brink’s	31,900	806
CAI International *	4,800	97
Carlisle	19,500	951
Cascade	12,700	676
Celadon Group	87,877	1,297
Ceradyne	25,800	798
Chart Industries *	7,231	494
Clean Harbors * (A)	19,985	1,342
Columbus McKinnon *	43,200	719
Comfort Systems USA	55,586	636
Consolidated Graphics *	1,900	89
Copa Holdings, Cl A	17,946	1,284
Corrections Corp of America *	19,700	494
CoStar Group * (A)	39,268	2,355
Courier (A)	14,941	161
CRA International *	12,145	289
Cubic	25,009	1,196
Curtiss-Wright	16,700	621
Deluxe	20,000	493
Dycom Industries *	32,230	686
Dynamic Materials	42,393	946
EMCOR Group	95,565	2,657
Encore Wire (A)	4,400	128
EnerSys *	23,754	798
Ennis	7,900	133
EnPro Industries * (A)	3,000	113
ESCO Technologies	17,001	608
Exponent *	3,500	169
Flow International *	72,600	290
FreightCar America	2,000	55
FTI Consulting * (A)	47,600	1,907
G&K Services, Cl A	60,935	2,031
Gardner Denver	18,171	1,248
Genco Shipping & Trading * (A)	28,200	193
GenCorp * (A)	44,900	269
General Cable *	25,419	787
Genesee & Wyoming, Cl A * (A)	20,253	1,203
Geo Group * (A)	113,500	1,999
GeoEye *	2,600	53
Gibraltar Industries *	48,600	672
Global Power Equipment Group * (A)	16,000	388
Graco	11,300	578
GrafTech International *	22,100	281
Granite Construction	26,300	752
Great Lakes Dredge & Dock (A)	21,600	153
Greenbrier *	29,275	740
H&E Equipment Services *	7,500	130
Harsco	12,700	282
Hawaiian Holdings * (A)	204,513	1,086
Heico, Cl A	29,492	1,176
HEICO (A)	22,110	1,209
Heidrick & Struggles International	4,300	87
Hexcel *	49,370	1,248
HNI (A)	7,900	200
Huntington Ingalls Industries * (A)	10,100	362
ICF International *	34,600	897
IDEX	35,073	1,466
IHS, Cl A *	6,057	573
Innerworkings * (A)	59,406	677
Insperity	13,600	410

Description	Shares	Market Value ($ Thousands)

Interface, Cl A	110,810	$1,358
John Bean Technologies	27,935	482
Kadant *	44,273	967
Kaydon	66,903	2,517
Kelly Services, Cl A	6,600	99
Keyw Holding * (A)	39,700	282
Kforce *	27,400	386
Kirby * (A)	13,050	895
Kratos Defense & Security Solutions *	23,900	152
Landstar System	24,012	1,298
Layne Christensen *	9,800	237
LB Foster, Cl A	7,800	230
Lincoln Electric Holdings	14,180	655
LS Starrett, Cl A	700	9
Marten Transport	35,100	733
Meritor *	24,100	179
Metalico *	45,100	226
Michael Baker *	6,700	162
Middleby *	17,650	1,725
Miller Industries	11,200	177
Mistras Group *	28,700	643
Mobile Mini *	52,324	1,130
Moog, Cl A *	15,430	678
Mueller Industries	18,600	856
MYR Group * (A)	5,300	106
NACCO Industries, Cl A	6,600	645
National Presto Industries (A)	800	69
Navigant Consulting *	123,890	1,674
Navistar International *	15,475	647
Northwest Pipe *	13,615	333
Old Dominion Freight Line *	34,920	1,519
Orbital Sciences *	23,300	327
Orion Marine Group *	190,284	1,389
Oshkosh Truck *	3,800	89
Pacer International *	80,800	446
Polypore International * (A)	49,871	2,051
Proto Labs *	6,500	200
Quad, Cl A (A)	16,700	250
Quanex Building Products	65,170	1,109
RailAmerica *	2,600	54
Rand Logistics *	23,500	203
Raven Industries	600	38
RBC Bearings *	12,915	588
Resources Connection	46,748	611
Robbins & Myers	25,449	1,242
RPX *	33,015	556
Rush Enterprises, Cl A *	69,411	1,653
Ryder System	21,200	1,128
Sauer-Danfoss *	10,200	552
SeaCube Container Leasing	11,100	181
Simpson Manufacturing	59,455	1,773
Skywest	16,164	185
Spirit Aerosystems Holdings, Cl A *	37,400	896
Spirit Airlines * (A)	63,900	1,248
Standard Parking *	50,098	904
Standex International	5,200	199
Steelcase, Cl A (A)	34,100	299
Sun Hydraulics	15,600	513
Swift Transportation, Cl A *	50,600	593
SYKES Enterprises *	67,400	929
TAL International Group (A)	23,025	830

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Team *	1,500	$46
Teledyne Technologies *	25,995	1,549
Terex * (A)	29,355	745
Tetra Tech * (A)	107,733	2,646
Textainer Group Holdings (A)	4,500	149
Thermon Group Holdings * (A)	20,640	416
Titan International (A)	26,100	643
Titan Machinery * (A)	33,475	877
TMS International, Cl A *	77,800	926
Towers Watson, Cl A	25,131	1,607
TransDigm Group *	10,752	1,277
Trex * (A)	26,900	724
Trinity Industries	13,800	480
Triumph Group	10,954	699
TrueBlue *	84,130	1,393
Tutor Perini *	94,700	1,495
Unifirst	1,000	60
United Rentals * (A)	46,417	1,934
United Stationers	5,100	148
US Airways Group * (A)	57,700	427
US Ecology	47,861	903
USA Truck *	21,700	178
Valmont Industries	6,110	679
Viad	7,600	148
Vitran, Cl A *	65,370	516
Wabash National * (A)	280,272	2,960
WABCO Holdings *	12,740	758
Wabtec	25,969	1,941
Watsco	10,600	757
Watts Water Technologies, Cl A (A)	23,428	926
Werner Enterprises (A)	5,900	143
WESCO International *	27,062	1,702
Woodward	17,000	744
YRC Worldwide *	1	—
Zipcar * (A)	7,954	103

		140,531

Information Technology — 18.4%
ACI Worldwide *	9,493	359
Acme Packet * (A)	53,100	1,619
Acxiom *	7,900	111
ADTRAN (A)	28,703	1,012
Advent Software * (A)	25,271	650
Aeroflex Holding * (A)	37,500	411
Amkor Technology * (A)	65,000	415
Amtech Systems *	17,600	154
Anadigics *	45,100	116
Ancestry.com * (A)	41,760	951
Arris Group *	30,200	344
Arrow Electronics *	23,700	951
Aruba Networks * (A)	92,150	1,990
AsiaInfo-Linkage * (A)	28,666	366
Aspen Technology *	44,100	907
Atmel * (A)	86,613	876
AVX	15,800	209
Bazaarvoice *	42,249	701
Benchmark Electronics *	39,797	653
Black Box	8,700	234
Booz Allen Hamilton Holding, Cl A (A)	23,760	437
Brightpoint *	16,600	146
BroadSoft * (A)	79,836	2,904

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems *	98,581	$570
Brooks Automation	10,600	127
CACI International, Cl A * (A)	33,575	1,986
Cadence Design Systems *	73,920	870
Cardtronics *	21,744	578
Cavium * (A)	78,140	2,792
CDC Software ADR *	85,100	791
Ceva * (A)	21,401	528
Ciber *	271,700	1,190
Coherent *	20,794	1,154
CommVault Systems *	8,467	437
Computer Task Group *	29,200	430
Compuware *	27,300	246
Comtech Telecommunications (A)	34,297	1,107
Comverse Technology *	19,200	123
Concur Technologies * (A)	13,700	808
Constant Contact * (A)	38,677	1,170
Convergys * (A)	27,200	350
CoreLogic *	20,700	318
Cornerstone OnDemand *	73,333	1,521
Cree * (A)	20,061	608
CSG Systems International *	13,800	221
CTS	27,100	270
Cymer * (A)	16,300	749
Daktronics	17,100	154
DDi	27,500	299
DealerTrack Holdings *	64,120	1,786
Dice Holdings *	51,923	461
Diebold	60,317	2,360
Digi International *	63,800	717
Digital River *	72,806	1,285
Diodes *	43,465	1,080
DTS *	29,855	838
Earthlink	210,210	1,570
Electronics for Imaging *	8,400	134
Emulex *	114,318	1,196
Entegris * (A)	110,790	1,002
Envestnet *	49,868	621
Euronet Worldwide *	59,564	1,149
ExlService Holdings *	28,296	787
Extreme Networks *	25,100	93
Fabrinet *	6,800	121
Fairchild Semiconductor International, Cl A *	38,759	565
FARO Technologies *	8,525	473
FEI *	8,988	400
Finisar * (A)	12,861	261
Forrester Research	6,100	197
Fortinet *	43,810	1,185
Fusion-io * (A)	16,530	451
Gartner *	32,477	1,307
Glu Mobile * (A)	20,200	76
GT Advanced Technologies * (A)	44,000	377
Hackett Group *	142,400	686
Hittite Microwave *	20,030	1,145
Imation *	18,700	117
Immersion *	52,889	343
Informatica *	2,160	106
Inphi * (A)	130,550	1,875
Insight Enterprises *	24,700	516
Integrated Device Technology * (A)	83,933	580

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Interactive Intelligence Group *	18,792	$526
Intermec *	112,616	842
Internap Network Services *	70,604	528
International Rectifier *	53,083	1,192
Intersil, Cl A	89,100	1,009
IPG Photonics *	23,425	1,233
Ixia *	29,400	406
j2 Global Communications (A)	16,585	491
Jack Henry & Associates	47,479	1,602
JDA Software Group *	5,100	128
Kemet *	34,400	310
Kenexa *	23,640	657
KIT Digital * (A)	16,700	169
Kulicke & Soffa Industries * (A)	49,900	562
Lattice Semiconductor *	14,300	94
Lender Processing Services	73,775	1,626
Lexmark International, Cl A	33,100	1,221
Logitech International * (A)	10,100	86
LogMeIn * (A)	17,300	638
LTX-Credence *	61,000	412
Magnachip Semiconductor *	17,900	207
Manhattan Associates *	30,700	1,423
Mantech International, Cl A (A)	17,500	587
MAXIMUS	14,400	601
Maxwell Technologies * (A)	21,203	386
Measurement Specialties *	38,402	1,249
Mellanox Technologies * (A)	59,260	2,262
MEMC Electronic Materials *	23,800	94
Micrel (A)	4,900	52
Micros Systems *	13,530	703
Microsemi *	6,600	138
MicroStrategy, Cl A *	11,950	1,620
Mindspeed Technologies * (A)	83,002	540
Mitek Systems * (A)	62,790	653
Mitel Networks *	41,400	161
MKS Instruments	9,800	293
Monolithic Power Systems *	32,277	600
Monotype Imaging Holdings *	4,300	60
Move *	19,850	174
MTS Systems	1,600	79
Multi-Fineline Electronix *	8,850	233
Netgear *	20,120	756
Netscout Systems *	5,700	121
NetSuite * (A)	13,600	649
Newport *	24,700	413
NIC (A)	34,000	411
Nuance Communications *	21,800	565
OCZ Technology Group * (A)	70,115	602
ON Semiconductor *	76,635	695
OpenTable * (A)	8,800	427
Oplink Communications *	22,100	363
Opnet Technologies (A)	20,660	590
Opnext *	116,300	117
Orbotech *	5,500	60
OSI Systems *	2,200	130
Parametric Technology *	126,802	3,386
Park Electrochemical	16,500	470
Parkervision * (A)	129,571	107
Photronics * (A)	61,700	432
Plantronics (A)	22,200	828
PMC - Sierra *	19,500	134
Power-One * (A)	72,300	314

Description	Shares	Market Value ($ Thousands)

Progress Software *	55,655	$1,291
PROS Holdings *	38,277	671
Pulse Electronics (A)	23,000	71
QLIK Technologies * (A)	74,568	2,257
QLogic *	47,600	818
Quantum * (A)	462,405	1,216
Quest Software *	10,800	216
Rackspace Hosting * (A)	13,100	684
Radisys *	5,100	38
RealD *	23,800	281
RealNetworks	17,250	175
RealPage * (A)	69,808	1,384
Riverbed Technology *	22,400	638
Rogers *	10,378	385
Rosetta Stone * (A)	93,415	843
Rudolph Technologies *	61,260	605
Saba Software *	43,800	513
Seachange International *	19,300	132
Semtech *	20,670	593
ServiceSource International * (A)	145,474	2,444
Silicon Laboratories * (A)	11,870	532
SolarWinds * (A)	38,953	1,451
Solera Holdings	19,340	928
Sonus Networks *	268,944	785
Sourcefire * (A)	39,733	1,789
SS&C Technologies Holdings *	50,501	1,046
STR Holdings * (A)	9,000	64
Sycamore Networks *	108,465	2,003
Synaptics * (A)	1,700	63
Synchronoss Technologies *	12,010	402
SYNNEX * (A)	7,200	297
Synopsys *	26,588	810
Take-Two Interactive Software * (A)	35,500	548
Taleo, Cl A *	10,272	471
Tech Data *	26,500	1,417
TeleCommunication Systems, Cl A *	38,700	104
TeleNav * (A)	23,900	161
TeleTech Holdings *	13,600	208
Tellabs	23,800	94
Teradyne *	96,730	1,588
Tessco Technologies	1,400	26
Tessera Technologies	4,000	67
THQ * (A)	111,300	60
TIBCO Software *	40,430	1,171
TiVo *	34,058	383
TNS *	38,794	711
Travelzoo * (A)	5,100	130
Trimble Navigation *	15,703	790
Tyler Technologies * (A)	25,940	980
Ultra Clean Holdings *	52,260	427
Ultratech *	37,000	1,007
Unisys * (A)	10,000	187
United Online (A)	42,500	215
Veeco Instruments * (A)	2,900	78
VeriFone Holdings *	8,160	391
Vishay Intertechnology * (A)	84,433	1,035
VistaPrint * (A)	63,242	2,573
Vocus *	41,081	556
Websense * (A)	40,600	731
Wright Express *	3,601	223

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

XO Group * (A)	15,800	$143
Xyratex	86,566	1,482
Zebra Technologies, Cl A *	19,327	743

		143,315

Materials — 4.6%
A. Schulman	4,700	121
Allied Nevada Gold *	3,900	134
Aptargroup	2,300	121
Boise (A)	70,800	583
Buckeye Technologies (A)	24,000	820
Carpenter Technology	2,400	123
Coeur d’Alene Mines *	7,600	216
Commercial Metals	2,200	29
Compass Minerals International	6,495	468
Cytec Industries	12,406	738
Eagle Materials	9,400	295
EcoSynthetix *	21,800	110
Ferro *	67,792	376
Georgia Gulf * (A)	10,600	342
Glatfelter	24,200	378
Globe Specialty Metals (A)	127,730	1,816
Greif, Cl A	16,956	868
GSE Holding *	56,600	688
H.B. Fuller (A)	51,100	1,540
Haynes International	20,026	1,268
Headwaters * (A)	72,300	220
Hecla Mining (A)	1,500	8
Horsehead Holding * (A)	206,415	2,353
Huntsman	46,444	634
Innophos Holdings	23,673	1,193
Innospec *	41,100	1,273
Kaiser Aluminum (A)	10,583	512
KapStone Paper & Packaging *	8,600	173
Koppers Holdings	2,000	75
Kraton Performance Polymers *	20,023	556
LSB Industries *	22,368	900
McEwen Mining * (A)	30,500	160
Minerals Technologies	25,460	1,644
Neenah Paper	18,700	521
New Gold *	10,300	121
NewMarket	3,400	620
Noranda Aluminum Holding	47,200	566
Olympic Steel	3,700	87
OM Group *	28,479	783
Owens-Illinois *	27,524	658
Packaging Corp of America	30,991	918
PolyOne	122,685	1,648
Quaker Chemical	4,100	169
Rock-Tenn, Cl A	3,800	268
Romarco Minerals *	108,000	118
RTI International Metals * (A)	70,411	1,587
Sandstorm Gold *	39,600	66
Schnitzer Steel Industries, Cl A (A)	15,500	700
Schweitzer-Mauduit International	15,700	1,100
Sensient Technologies	49,695	1,838
Silgan Holdings	16,365	696
Solutia	30,710	863
Stepan	3,000	262
TPC Group *	5,300	184
Tredegar	16,800	390
Universal Stainless & Alloy *	3,800	127

Description	Shares	Market Value ($ Thousands)

Wausau Paper	7,600	$71
Worthington Industries (A)	18,400	310

		35,406

Telecommunication Services — 0.7%
Atlantic Telegraph-Network	12,100	464
Boingo Wireless *	84,700	810
Cincinnati Bell * (A)	29,100	109
Fairpoint Communications * (A)	44,600	168
IDT, Cl B	15,800	143
Leap Wireless International * (A)	10,800	113
Neutral Tandem *	128,900	1,439
Premiere Global Services *	25,000	216
SBA Communications, Cl A *	14,836	696
tw telecom, Cl A *	21,735	469
USA Mobility	38,800	532

		5,159

Utilities — 1.9%
Allete	12,355	514
Avista	15,200	376
Cadiz * (A)	45,900	488
CH Energy Group	900	60
Chesapeake Utilities	9,506	390
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	4,100	104
Cleco	54,886	2,112
Dynegy, Cl A * (A)	73,800	96
El Paso Electric	8,900	291
Empire District Electric (A)	26,300	525
Genie Energy, Cl B	1,800	17
Great Plains Energy	91,546	1,811
IDACORP	13,177	533
Laclede Group (A)	9,600	395
MGE Energy	4,100	180
Northwest Natural Gas (A)	10,663	488
NorthWestern	4,500	156
Piedmont Natural Gas (A)	2,200	71
PNM Resources	6,500	117
Portland General Electric	116,652	2,874
Southwest Gas	12,911	551
UIL Holdings (A)	13,200	465
Unisource Energy	20,000	736
Westar Energy	20,614	567
WGL Holdings	18,249	745

		14,662

Total Common Stock (Cost $707,894) ($ Thousands)		763,713

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Growth Index Fund (A)	48,693	4,558
iShares Russell 2000 Index Fund (A)	17,341	1,404
iShares Russell 2000 Value Index Fund	44,700	3,177

Total Exchange Traded Funds (Cost $8,880) ($ Thousands)		9,139

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Callaway Golf (E)	2,100	$212

Energy — 0.0%
GeoMet	12,631	111

Financials — 0.0%
Grubb & Ellis *	7,900	—

Total Preferred Stock (Cost $1,077) ($ Thousands)		323

CONVERTIBLE BONDS — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/14 (B) (C) (F)	$2,856	36
Grubb & Ellis 7.950%, 05/01/15 (E)	103	13
Rentech 4.000%, 04/15/13	230	227

Total Convertible Bonds (Cost $694) ($ Thousands)		276

	Number of Warrants

WARRANTS — 0.0%
Kulim, Expires 10/14/13	16,709	—
Magnum Hunter Resource, Expires 08/29/14 *	17,967	—
Rentech, Expires 04/25/12 * (B) (C) (D)	16,100	—
Sandstorm Gold, Expires 2014 *	97,433	101

Total Warrants (Cost $—) ($ Thousands)		101

	Number of Rights

RIGHTS — 0.0%
Rouse Properties, Expires 04/09/12	1	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 26.7%
SEI Liquidity Fund, L.P.
0.160% † ** (G)	213,329,166	207,193

Total Affiliated Partnership (Cost $213,329) ($ Thousands)		207,193

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% † **	24,502,612	24,503

Total Cash Equivalent (Cost $24,503) ($ Thousands)		24,503

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (H) (I) — 0.5%
U.S. Treasury Bills
0.080%, 09/20/12	$598	$598
0.058%, 06/28/12	3,287	3,286

Total U.S. Treasury Obligations
(Cost $3,884) ($ Thousands)		3,884

Total Investments — 129.9%
(Cost $960,261) ($ Thousands) ††		$1,009,132

Percentages are based on a Net Assets of $776,877 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $960,261 ($ Thousands), and the unrealized appreciation and depreciation were $102,266 ($ Thousands) and $(53,395) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $203,378 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of February 29, 2012 was $376 ($ Thousands) and represented 0.05% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2012 was $376 ($ Thousands) and represented 0.05% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of February 29, 2012 was $178 ($ Thousands) and represented 0.02% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Security in default on interest payments.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $207,193 ($ Thousands)

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$763,532	$3	$178	$763,713
Exchange Traded Funds	9,139	—	—	9,139
Preferred Stock	—	323	—	323
Convertible Bonds	—	240	36	276
Warrants	—	101	—	101
Rights	—	—	—	—
Affiliated Partnership	—	207,193	—	207,193
Cash Equivalent	24,503	—	—	24,503
U.S. Treasury Obligations	—	3,884	—	3,884

Total Investments in Securities	$797,174	$211,744	$214	$1,009,132

11	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

February 29, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2011	$261	$114
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	152
Change in unrealized appreciation/(depreciation)	(83)	(78)
Net purchases/sales	—	(152)
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 29, 2012	$178	$36

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$165	$(15)

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — At February 29, 2012, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 29, 2012 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech	16,100	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	122,200	8/6/07	8/6/07	729	87	0.01%
Value Creation	119,600	2/29/08	2/29/08	1,225	91	0.01%

				$1,954	$178	0.02%

12	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.4%

Consumer Discretionary — 13.6%
AFC Enterprises *	141,116	$2,256
AMC Networks, Cl A *	52,170	2,368
American Eagle Outfitters	252,225	3,667
American Greetings, Cl A (A)	33,400	501
American Public Education * (A)	94,016	3,682
ANN * (A)	74,891	1,789
Asbury Automotive Group *	26,684	692
Autoliv (A)	36,100	2,404
Belo, Cl A	167,585	1,202
Big 5 Sporting Goods (A)	11,600	90
Big Lots *	50,600	2,219
BJ’s Restaurants * (A)	33,550	1,666
Bob Evans Farms	41,100	1,512
Body Central *	6,000	167
Brinker International (A)	56,300	1,553
Brown Shoe (A)	15,800	170
Brunswick (A)	123,560	2,954
Buffalo Wild Wings * (A)	87,140	7,537
Cabela’s *	23,175	822
Callaway Golf (A)	181,310	1,188
Carter’s * (A)	56,048	2,722
Casual Male Retail Group *	100,200	316
Cato, Cl A	75,300	2,041
CEC Entertainment	59,360	2,265
Cheesecake Factory * (A)	70,680	2,095
Chico’s FAS	72,255	1,085
Childrens Place Retail Stores * (A)	72,251	3,667
Collective Brands * (A)	103,539	1,866
Cooper Tire & Rubber (A)	210,357	3,492
Core-Mark Holding	21,539	863
Cracker Barrel Old Country Store (A)	6,800	379
Crocs *	59,750	1,174
Dana Holdings (A)	314,465	5,032
Deckers Outdoor *	46,120	3,448
Destination Maternity	43,400	780
Dick’s Sporting Goods (A)	143,360	6,417
Dillard’s, Cl A (A)	29,800	1,822
DR Horton	402,700	5,775
DSW, Cl A	148,670	8,385
Ethan Allen Interiors (A)	53,606	1,353
Express *	148,578	3,536
Francesca’s Holdings * (A)	79,570	1,826
GameStop, Cl A (A)	38,200	870
Gannett (A)	186,016	2,761
Gaylord Entertainment * (A)	49,960	1,487
Gentex (A)	12,850	304
GNC Holdings, Cl A	103,942	3,365
H&R Block	51,400	838
Hanesbrands *	112,730	3,239
Harley-Davidson (A)	41,459	1,931
Hasbro	68,331	2,413
hhgregg * (A)	72,837	833
Hibbett Sports * (A)	96,829	4,740
HOT Topic	78,100	697
International Game Technology	61,337	921
International Speedway, Cl A	31,360	789
Interpublic Group	172,054	2,016
Jones Group	107,500	1,059
Lamar Advertising, Cl A * (A)	125,250	4,096

Description	Shares	Market Value ($ Thousands)
Leapfrog Enterprises, Cl A *	78,530	$552
Lennar, Cl A (A)	80,190	1,875
Libbey *	87,300	1,095
Life Time Fitness * (A)	79,994	3,957
Lincoln Educational Services (A)	41,174	348
LKQ *	50,564	1,611
Maidenform Brands *	121,474	2,551
Matthews International, Cl A (A)	31,195	968
MDC Partners, Cl A	80,700	1,043
Men’s Wearhouse	81,369	3,151
Meredith (A)	40,520	1,333
Meritage Homes *	64,128	1,660
Monro Muffler (A)	25,312	1,161
National CineMedia	386,294	6,146
Newell Rubbermaid	173,605	3,177
Nutrisystem	13,100	148
O’Reilly Automotive *	24,000	2,076
Orient-Express Hotels, Cl A *	166,597	1,648
Pandora Media *	90,000	1,175
Panera Bread, Cl A *	11,400	1,762
Penn National Gaming *	47,987	2,042
Penske Auto Group (A)	17,200	414
PEP Boys-Manny Moe & Jack	35,363	532
PetMed Express (A)	55,900	681
Pier 1 Imports * (A)	360,405	6,188
Pinnacle Entertainment * (A)	106,430	1,172
Polaris Industries (A)	50,544	3,339
PulteGroup *	286,500	2,527
RadioShack (A)	65,700	466
Regis (A)	136,820	2,368
Rent-A-Center, Cl A (A)	100,320	3,553
Royal Caribbean Cruises	64,755	1,845
Ruby Tuesday * (A)	204,087	1,588
Rue21 * (A)	99,495	2,655
Ryland Group (A)	154,721	2,805
Sally Beauty Holdings *	185,550	4,416
Scholastic	45,700	1,397
School Specialty * (A)	85,497	274
Scientific Games, Cl A *	120,779	1,269
Scripps Networks Interactive, Cl A	43,431	1,963
Select Comfort *	105,040	3,108
Shoe Carnival *	28,500	746
Shuffle Master *	76,775	1,121
Shutterfly * (A)	184,740	5,054
Sinclair Broadcast Group, Cl A	93,100	1,063
Skechers U.S.A., Cl A * (A)	69,700	890
Skullcandy * (A)	104,295	1,473
Sotheby’s	42,200	1,660
Stage Stores	71,200	1,065
Starwood Hotels & Resorts Worldwide	21,850	1,178
Steiner Leisure *	15,800	791
Steven Madden * (A)	77,172	3,332
Tempur-Pedic International * (A)	174,299	13,770
Tenneco *	97,735	3,763
Tesla Motors * (A)	66,575	2,224
Tractor Supply (A)	18,370	1,570
TripAdvisor *	53,900	1,737
True Religion Apparel *	27,000	712
TRW Automotive Holdings *	49,200	2,250
Ulta Salon Cosmetics & Fragrance *	19,030	1,584
Under Armour, Cl A * (A)	13,376	1,194

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
Urban Outfitters *	130,473	$3,704
Vera Bradley * (A)	94,700	3,475
Warnaco Group * (A)	34,820	2,044
Whirlpool (A)	37,300	2,819
Whistler Blackcomb Holdings	45,700	497
WMS Industries * (A)	220,903	4,867
Wolverine World Wide	91,031	3,472
Wyndham Worldwide	116,223	5,113
Zumiez * (A)	57,640	1,811

		288,155

Consumer Staples — 2.6%
Casey’s General Stores (A)	122,662	6,284
Central Garden and Pet *	72,089	653
Central Garden and Pet, Cl A *	64,660	619
Chefs’ Warehouse * (A)	62,180	1,306
Chiquita Brands International *	73,900	709
Constellation Brands, Cl A *	102,882	2,247
Corn Products International	51,144	2,933
Cosan Industria e Comercio (Brazil)	39,800	716
Darling International *	37,000	592
Dole Food * (A)	164,529	1,576
Elizabeth Arden * (A)	66,790	2,481
Fresh Del Monte Produce	57,800	1,298
Green Mountain Coffee Roasters * (A)	60,000	3,898
Hain Celestial Group *	59,771	2,441
Herbalife	65,700	4,350
J&J Snack Foods	18,700	938
JM Smucker	22,855	1,721
Kroger	97,564	2,321
Molson Coors Brewing, Cl B	54,988	2,416
Omega Protein *	176,700	1,459
Pantry *	97,514	1,212
Prestige Brands Holdings * (A)	67,921	1,121
Safeway (A)	108,400	2,325
Sanderson Farms (A)	26,232	1,291
Smithfield Foods *	65,800	1,542
Snyders-Lance (A)	62,796	1,410
Spartan Stores (A)	85,498	1,525
Spectrum Brands Holdings *	10,300	293
SUPERVALU (A)	94,000	614
Sysco (A)	67,481	1,985
TreeHouse Foods *	37,472	2,158
USANA Health Sciences * (A)	31,200	1,157
Weis Markets	17,700	759

		58,350

Energy — 6.5%
Alberta Oilsands *	1,600,500	260
Atwood Oceanics * (A)	76,390	3,633
Berry Petroleum, Cl A (A)	172,901	9,330
Bill Barrett * (A)	22,670	663
Bonanza Creek Energy *	89,400	1,663
BPZ Resources * (A)	206,400	662
C&J Energy Services * (A)	44,500	904
CARBO Ceramics (A)	24,414	2,238
Carrizo Oil & Gas * (A)	174,555	4,917
Comstock Resources * (A)	294,884	4,727
Core Laboratories (A)	17,485	2,127
Dresser-Rand Group *	108,058	5,675
Dril-Quip * (A)	71,690	5,018
Energen	40,800	2,172
Energy Partners *	32,000	545
EQT	27,181	1,441

Description	Shares	Market Value ($ Thousands)
GeoMet * (A)	96,300	$65
Goodrich Petroleum * (A)	353,000	5,623
Gulfmark Offshore, Cl A *	67,761	3,404
Gulfport Energy *	69,468	2,335
Hornbeck Offshore Services * (A)	17,690	721
ION Geophysical * (A)	234,770	1,681
Karoon Gas Australia *	131,406	858
Key Energy Services * (A)	299,948	5,117
Kinder Morgan Escrow *	58,118	—
Kodiak Oil & Gas * (A)	191,408	1,855
Lufkin Industries	17,400	1,386
Magnum Hunter Resources * (A)	128,605	890
Matador Resources *	103,140	1,223
Matrix Service *	29,000	384
Murphy Oil	27,559	1,762
Nabors Industries *	77,897	1,697
Newfield Exploration *	42,710	1,538
Newpark Resources * (A)	79,755	628
Northern Oil And Gas * (A)	22,135	525
Oasis Petroleum * (A)	50,160	1,609
Oceaneering International	36,210	1,965
Oil States International *	19,360	1,572
Oilsands Quest * (A) (B) (C)	2,380,424	426
Parker Drilling *	105,200	666
Pioneer Natural Resources (A)	26,160	2,868
Porto Energy *	1,155,000	217
Quicksilver Resources * (A)	461,497	2,557
Range Resources	29,749	1,894
Resolute Energy * (A)	67,800	757
Rex Energy *	130,400	1,500
Rosetta Resources * (A)	68,277	3,485
Scorpio Tankers * (A)	409,797	2,610
SM Energy	21,240	1,672
StealthGas *	35,800	172
Superior Energy Services * (A)	151,839	4,455
Swift Energy * (A)	103,788	3,117
Synergy Resources *	210,000	722
Targa Resources (A)	58,951	2,619
Tesco (A)	109,749	1,681
Tesoro * (A)	80,900	2,146
Tidewater (A)	52,910	3,148
Triangle Petroleum * (A)	79,600	571
Ultra Petroleum * (A)	48,306	1,206
USEC * (A)	61,099	82
W&T Offshore (A)	84,200	2,126
Warren Resources *	157,800	615
Western Refining (A)	113,200	2,055
Whiting Petroleum * (A)	121,720	7,138
World Fuel Services (A)	99,293	4,137

		137,455

Financials — 19.4%
1st Source	800	20
Advance America Cash
Advance Centers	100,700	1,044
Affiliated Managers Group *	18,620	1,981
Allied World Assurance Holdings	19,500	1,286
Allstate	93,374	2,935
Alterra Capital Holdings (A)	90,780	2,084
American Campus Communities ‡	4,900	202

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
American Equity Investment Life Holding (A)	37,900	$459
American Financial Group	165,147	6,185
Ameriprise Financial	80,171	4,470
Anworth Mortgage Asset ‡	98,900	643
Apartment Investment & Management, Cl A ‡	118,608	2,946
Arch Capital Group *	123,108	4,561
Ares Capital	8,677	145
Aspen Insurance Holdings	42,000	1,114
Associated Banc	349,600	4,629
AvalonBay Communities ‡ (A)	27,013	3,503
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,565
Bancorpsouth (A)	314,082	3,719
Bank of the Ozarks (A)	33,590	986
BankUnited (A)	102,770	2,367
Berkshire Hills Bancorp	46,370	1,020
BGC Partners, Cl A (A)	123,000	865
BioMed Realty Trust ‡ (A)	82,615	1,522
Boston Private Financial Holdings (A)	234,703	2,237
Boston Properties ‡	24,900	2,529
Brandywine Realty Trust ‡	242,955	2,626
Brasil Brokers Participacoes	174,200	755
BRE Properties ‡ (A)	64,038	3,101
Campus Crest Communities ‡ (A)	86,500	916
CapLease ‡	210,800	850
Capstead Mortgage ‡ (A)	37,000	492
Cardinal Financial	80,516	866
Cash Store Financial Services (A)	16,753	100
CBL & Associates Properties ‡ (A)	219,483	3,870
Chatham Lodging Trust ‡	13,800	166
Chesapeake Lodging Trust ‡	46,205	815
Chimera Investment ‡ (A)	245,200	753
CNA Financial	54,600	1,540
CNO Financial Group * (A)	323,532	2,401
CoBiz Financial	125,040	729
Colonial Properties Trust ‡	79,600	1,633
Comerica (A)	95,561	2,837
Commerce Bancshares	1	—
CommonWealth ‡	147,125	2,737
Community Trust Bancorp	15,687	484
Corestite Realty ‡	116,950	2,497
Corporate Office Properties Trust ‡ (A)	75,500	1,851
Credit Acceptance *	13,551	1,303
CreXus Investment ‡	118,000	1,316
CubeSmart ‡	236,775	2,671
CVB Financial (A)	148,360	1,598
CYS Investments ‡	25,500	346
DDR ‡ (A)	170,135	2,404
DFC Global *	43,600	781
DiamondRock Hospitality ‡ (A)	322,129	3,208
Digital Realty Trust ‡ (A)	35,955	2,607
Dime Community Bancshares	50,900	708
Eagle Bancorp * (A)	68,959	1,070
East West Bancorp (A)	169,520	3,750
Eaton Vance (A)	74,902	2,158
Education Realty Trust ‡	232,427	2,389
Employers Holdings	142,161	2,458
Encore Bancshares *	32,000	464

Description	Shares	Market Value ($ Thousands)
Encore Capital Group *	61,215	$1,364
Endurance Specialty Holdings	99,613	3,831
Epoch Holding	85,770	2,140
Equity One ‡	89,819	1,708
Equity Residential ‡	89,000	5,063
Everest Re Group	22,700	1,994
Excel Trust ‡ (A)	92,176	1,105
Extra Space Storage ‡	63,900	1,685
FBR Capital Markets * (A)	188,900	476
Federal Realty Investment Trust ‡	24,050	2,293
Federated Investors, Cl B (A)	95,417	1,955
Fifth Street Finance (A)	72,000	713
Fifth Third Bancorp	234,312	3,189
Financial Engines * (A)	136,836	3,154
First Financial Bancorp (A)	163,257	2,672
First Horizon National (A)	550,599	5,176
First Midwest Bancorp (A)	253,263	2,928
First Niagara Financial Group	367,660	3,515
First Potomac Realty Trust ‡	39,839	527
FirstMerit (A)	93,648	1,503
Flushing Financial	128,100	1,659
Forest City Enterprises, Cl A * (A)	79,280	1,159
Gain Capital Holdings	115,500	605
General Growth Properties ‡	196,420	3,196
GFI Group	157,800	606
Glacier Bancorp (A)	128,581	1,774
Gladstone Commercial ‡	53,000	947
Global Indemnity, Cl A *	31,300	599
Gluskin Sheff + Associates	94,184	1,419
Government Properties Income
Trust ‡	18,100	422
Great American Group *	115,000	6
Hamni Financial *	33,800	293
Hancock Holding (A)	99,628	3,382
Hanover Insurance Group	87,271	3,562
HCP ‡	97,350	3,845
Health Care REIT ‡ (A)	101,221	5,510
Highwoods Properties ‡ (A)	95,577	3,058
Home Bancshares	26,500	668
Home Loan Servicing
Solutions *	22,300	304
HomeStreet *	8,500	448
Horace Mann Educators	157,655	2,732
Hospitality Properties Trust ‡ (A)	109,600	2,710
Host Hotels & Resorts ‡ (A)	331,628	5,233
Hudson City Bancorp	173,707	1,190
Hudson Valley Holding	36,180	590
Huntington Bancshares	866,089	5,062
Iberiabank (A)	57,153	3,031
Infinity Property & Casualty	35,957	1,971
Inland Real Estate ‡ (A)	119,546	1,036
International Bancshares (A)	47,046	893
Investment Technology Group *	167,305	1,924
Janus Capital Group (A)	174,097	1,536
Jones Lang LaSalle (A)	31,819	2,590
Kemper	51,000	1,460
Kennedy-Wilson Holdings (A)	76,900	1,040
Keycorp	255,123	2,066
Knight Capital Group, Cl A *	226,034	2,995
LaSalle Hotel Properties ‡	39,745	1,060
Lexington Realty Trust ‡ (A)	460,013	3,979
Liberty Property Trust ‡	75,434	2,559
LPL Investment Holdings * (A)	87,363	2,979

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
Macerich ‡	34,648	$1,871
Mack-Cali Realty ‡	88,150	2,521
Maiden Holdings	112,800	976
Manning & Napier, Cl A *	61,900	784
MarketAxess Holdings	85,996	2,848
MB Financial	36,270	722
Meadowbrook Insurance Group	235,375	2,241
Medical Properties Trust ‡	275,480	2,678
MFA Mortgage Investments ‡	491,634	3,589
MGIC Investment * (A)	445,425	2,009
Mid-America Apartment
Communities ‡	52,758	3,291
Montpelier Re Holdings	75,900	1,309
Moody’s (A)	112,450	4,342
MSCI, Cl A *	130,950	4,633
National Financial Partners * (A)	66,570	1,016
National Penn Bancshares (A)	420,569	3,680
National Retail Properties ‡ (A)	46,910	1,250
Nelnet, Cl A	98,400	2,600
Netspend Holdings * (A)	158,362	1,363
NorthStar Realty Finance ‡	430,410	2,298
Ocwen Financial *	63,900	1,029
Old National Bancorp	131,625	1,590
OmniAmerican Bancorp *	16,700	299
Oriental Financial Group	50,000	588
PacWest Bancorp (A)	107,744	2,346
PartnerRe	45,711	2,900
Pebblebrook Hotel Trust ‡	66,350	1,422
Pennsylvania Real Estate
Investment Trust ‡	44,700	600
Platinum Underwriters Holdings	77,236	2,747
PrivateBancorp, Cl A	21,100	306
ProAssurance	66,767	5,859
ProLogis ‡	144,059	4,849
Prosperity Bancshares (A)	30,465	1,332
Public Storage ‡	26,828	3,597
Radian Group (A)	34,500	131
RAIT Financial Trust ‡ (A)	22,999	122
Regency Centers ‡ (A)	51,250	2,193
Regions Financial	213,300	1,229
Reinsurance Group of America, Cl A (A)	88,046	5,078
Republic Bancorp, Cl A (A)	37,026	965
Safeguard Scientifics *	88,350	1,494
Sandy Spring Bancorp	59,762	1,079
SCBT Financial	8,600	266
Signature Bank NY * (A)	42,759	2,538
Simmons First National, Cl A	18,300	481
Simon Property Group ‡	41,679	5,647
SL Green Realty ‡	41,400	3,148
Southside Bancshares (A)	36,120	770
StanCorp Financial Group (A)	36,700	1,459
Starwood Property Trust ‡	17,100	338
Stifel Financial *	48,210	1,809
Strategic Hotels & Resorts ‡ *	227,680	1,418
Summit Hotel Properties ‡	70,000	645
Sunstone Hotel Investors ‡ * (A)	289,862	2,603
Susquehanna Bancshares (A)	414,507	3,842
SVB Financial Group * (A)	38,646	2,291
Synovus Financial (A)	2,287,424	4,849
TCF Financial (A)	189,856	2,047
THL Credit	29,500	376
Titanium Asset * (B) (C) (D)	105,000	75

Description	Shares	Market Value ($ Thousands)
Titanium Asset Management *	42,000	$14
Tower Group (A)	45,400	1,046
Two Harbors Investment ‡	38,200	393
UDR ‡	109,185	2,732
United Financial Bancorp	15,000	238
Unum Group	223,884	5,161
Uranium Participation *	105,000	643
Validus Holdings	123,950	3,779
Value Creation * (B) (C) (D)	85,600	65
Ventas ‡ (A)	65,700	3,674
ViewPoint Financial Group	44,300	664
Vornado Realty Trust ‡	29,300	2,395
Waddell & Reed Financial, Cl A	68,171	2,152
Webster Financial	66,245	1,449
WesBanco	53,800	1,049
Western Alliance Bancorp *	708,793	5,770
Willis Group Holdings	60,163	2,159
Winthrop Realty Trust ‡	91,000	1,037
Wintrust Financial (A)	107,536	3,625
WisdomTree Investments *	330,700	2,341
WR Berkley	69,650	2,490
WSFS Financial	15,000	577
Zions Bancorporation (A)	559,883	10,638

		421,825

Health Care — 11.0%
Abiomed * (A)	64,875	1,355
Accuray * (A)	33,100	224
Achillion Pharmaceuticals * (A)	91,620	962
Akorn * (A)	127,984	1,604
Alere * (A)	28,500	725
Algeta *	30,175	831
Align Technology * (A)	60,324	1,545
Amarin ADR *	124,380	964
AMERIGROUP * (A)	32,950	2,238
AmerisourceBergen	38,299	1,431
Amsurg, Cl A *	86,264	2,254
Ardea Biosciences * (A)	65,027	1,386
Arena Pharmaceuticals * (A)	355,045	632
Ariad Pharmaceuticals * (A)	302,700	4,341
Arqule *	94,307	669
athenahealth * (A)	45,819	3,238
AVEO Pharmaceuticals * (A)	57,030	744
BioMarin Pharmaceutical * (A)	35,059	1,253
CareFusion *	106,591	2,751
Catalyst Health Solutions *	75,280	4,669
Centene *	53,430	2,607
Cepheid *	44,110	1,782
Conmed	38,385	1,145
Cooper (A)	139,476	11,086
Coventry Health Care *	33,800	1,105
Cross Country Healthcare *	16,600	94
Cubist Pharmaceuticals * (A)	23,612	1,012
Cyberonics *	122,050	4,544
Emergent Biosolutions *	110,815	1,692
Endo Pharmaceuticals
Holdings * (A)	37,600	1,394
Endologix * (A)	160,836	2,128
Ensign Group (A)	54,500	1,494
eResearch Technology *	75,700	483
Exelixis * (A)	211,280	1,200
Gen-Probe * (A)	121,725	8,311
Greatbatch *	74,255	1,838
Health Management Associates,
Cl A *	227,538	1,679

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
Health Net *	101,249	$3,821
Healthsouth *	371,292	7,560
HeartWare International * (A)	56,789	4,160
HMS Holdings *	73,540	2,369
Hologic * (A)	98,650	2,045
Humana	24,900	2,169
ICU Medical *	18,300	840
Idexx Laboratories * (A)	17,776	1,524
Immunogen * (A)	217,993	3,002
Impax Laboratories *	54,916	1,282
Incyte * (A)	220,593	3,741
Insulet * (A)	161,225	3,179
Invacare (A)	41,197	680
IPC The Hospitalist *	43,200	1,571
Ironwood Pharmaceuticals, Cl A * (A)	188,700	2,527
Jazz Pharmaceuticals * (A)	80,700	4,234
Kensey Nash	4,800	108
Kindred Healthcare *	28,800	296
LHC Group *	38,100	648
LifePoint Hospitals *	86,104	3,356
Magellan Health Services *	79,703	3,767
MAP Pharmaceuticals *	53,320	856
Masimo * (A)	167,445	3,650
Medical Action Industries *	87,700	475
Medicines *	39,900	855
Medicis Pharmaceutical, Cl A	73,690	2,575
Mednax *	60,000	4,463
Merit Medical Systems *	54,000	676
Metropolitan Health Networks *	162,000	1,354
Mettler Toledo International *	7,832	1,412
MWI Veterinary Supply *	26,250	2,272
Myriad Genetics *	68,050	1,647
Natus Medical *	37,300	391
NPS Pharmaceuticals *	157,880	1,077
NxStage Medical * (A)	81,270	1,625
Omnicare (A)	83,458	2,936
Onyx Pharmaceuticals *	47,370	1,815
Optimer Pharmaceuticals * (A)	44,480	569
OraSure Technologies *	103,275	1,036
Par Pharmaceutical *	58,300	2,163
Parexel International *	95,658	2,342
Patterson	53,661	1,713
PDL BioPharma (A)	117,800	751
PerkinElmer	56,541	1,526
Pharmacyclics *	102,063	2,571
PharMerica * (A)	11,900	146
Providence Service *	42,800	644
PSS World Medical * (A)	140,511	3,405
Quest Diagnostics	36,824	2,138
Questcor Pharmaceuticals * (A)	154,550	6,012
Rigel Pharmaceuticals * (A)	71,500	715
Salix Pharmaceuticals * (A)	109,920	5,421
Sciclone Pharmaceuticals * (A)	183,521	861
Seattle Genetics * (A)	152,424	2,814
Sirona Dental Systems *	32,059	1,600
Skilled Healthcare Group, Cl A *	98,400	643
STERIS (A)	115,877	3,636
SXC Health Solutions *	97,410	6,897
Symmetry Medical *	45,800	332
Techne (A)	32,417	2,321
Teleflex	54,370	3,223
Varian Medical Systems * (A)	54,313	3,544
Volcano * (A)	202,446	5,675
WellCare Health Plans *	119,045	8,078

Description	Shares	Market Value ($ Thousands)
Zoll Medical *	91,739	$6,711

		235,855

Industrials — 16.5%
AAR (A)	47,800	1,054
ABM Industries	18,300	415
Acacia Research — Acacia Technologies *	54,625	2,158
Actuant, Cl A	164,779	4,642
Advisory Board * (A)	52,920	4,283
Aegean Marine Petroleum Network (A)	80,600	567
AerCap Holdings *	118,543	1,551
AGCO *	127,800	6,598
Air Transport Services Group *	75,100	408
Aircastle	119,900	1,632
Alaska Air Group *	4,300	295
Albany International, Cl A	37,800	904
Allegiant Travel, Cl A * (A)	18,475	923
Altra Holdings *	41,600	811
Amerco	15,600	1,624
American Reprographics *	4,425	23
Ametek	35,400	1,685
Applied Industrial Technologies	15,400	619
BE Aerospace *	236,069	10,821
Belden	78,453	3,097
Brady, Cl A	77,857	2,487
Brink’s	26,700	674
CAI International *	31,000	625
Carlisle	16,800	820
Celadon Group	96,118	1,419
Ceradyne	18,035	557
Chart Industries *	5,990	410
Cintas (A)	68,512	2,642
Clean Harbors *	17,303	1,162
Colfax *	65,950	2,244
Columbus McKinnon *	28,900	481
Consolidated Graphics *	62,001	2,895
Copa Holdings, Cl A	31,623	2,263
Corrections Corp of America *	91,965	2,305
CoStar Group * (A)	104,295	6,256
Courier (A)	31,216	336
Crane	93,188	4,526
Cubic	23,371	1,117
Curtiss-Wright	81,846	3,041
Deluxe	199,775	4,928
DigitalGlobe *	155,050	2,385
Dover	37,287	2,387
Dycom Industries *	201,681	4,292
Dynamic Materials	74,644	1,665
EMCOR Group	177,818	4,943
ESCO Technologies	34,521	1,235
Esterline Technologies *	45,180	2,934
Flow International *	59,400	238
Flowserve (A)	20,723	2,457
Fluor	42,185	2,551
FTI Consulting * (A)	10,500	421
G&K Services, Cl A	103,562	3,452
Gardner Denver	100,425	6,897
General Cable * (A)	45,568	1,411
Genesee & Wyoming, Cl A * (A)	68,661	4,080
Geo Group *	95,000	1,673
Global Power Equipment Group * (A)	13,200	320
GrafTech International *	113,801	1,446

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
Great Lakes Dredge & Dock	48,300	$343
Greenbrier *	51,575	1,304
H&E Equipment Services * (A)	39,000	674
Hawaiian Holdings * (A)	141,189	750
Heico, Cl A	111,417	4,443
Hexcel *	158,520	4,006
ICF International *	17,100	443
IDEX (A)	85,575	3,577
Innerworkings * (A)	104,660	1,193
Interface, Cl A	256,425	3,141
Iron Mountain (A)	88,013	2,733
John Bean Technologies	81,465	1,407
Joy Global	15,223	1,324
Kadant *	80,422	1,756
Kansas City Southern *	48,850	3,399
Kaydon (A)	101,892	3,833
KBR	116,800	4,242
Kennametal (A)	101,350	4,669
Keyw Holding * (A)	109,740	779
Kirby * (A)	73,705	5,058
Kratos Defense & Security Solutions *	107,226	683
L-3 Communications Holdings, Cl 3	37,800	2,655
Landstar System	112,979	6,108
Lincoln Electric Holdings	39,510	1,825
Localiza Rent a Car	126,310	2,347
Lydall *	48,100	438
Meritor * (A)	228,434	1,693
Michael Baker *	31,100	750
Middleby *	30,307	2,962
Mobile Mini * (A)	92,255	1,993
Moog, Cl A *	80,605	3,539
MSC Industrial Direct, Cl A	44,079	3,500
Navigant Consulting *	55,900	755
Navistar International *	25,600	1,070
NN *	85,100	761
Nordson	96,134	5,284
Northwest Pipe *	27,650	677
Old Dominion Freight Line * (A)	216,582	9,423
Orion Marine Group *	183,623	1,341
Oshkosh Truck *	51,500	1,200
Owens Corning *	158,032	5,002
Polypore International * (A)	134,110	5,515
Quanex Building Products (A)	62,745	1,067
Rand Logistics *	21,800	188
RBC Bearings * (A)	35,933	1,635
Republic Services, Cl A	114,019	3,401
Resources Connection	190,486	2,490
Ritchie Bros Auctioneers (A)	117,299	2,865
Robbins & Myers	104,971	5,124
Roper Industries (A)	79,383	7,265
RPX *	92,006	1,550
Rush Enterprises, Cl B *	66,699	1,347
Ryder System	17,100	910
Sauer-Danfoss *	18,500	1,002
SeaCube Container Leasing	56,100	916
Sensata Technologies Holding *	142,977	4,632
Simpson Manufacturing	45,292	1,351
Skywest	49,700	567
Spirit Aerosystems Holdings, Cl A *	216,094	5,178
Spirit Airlines *	219,340	4,284
Standard Parking *	79,174	1,429
Standex International	18,800	718

Description	Shares	Market Value ($ Thousands)
Stanley Black & Decker	30,793	$2,365
Swift Transporation, Cl A * (A)	42,400	497
SYKES Enterprises *	143,367	1,976
TAL International Group (A)	81,705	2,945
Team *	2,600	80
Teledyne Technologies *	61,712	3,678
Terex * (A)	61,332	1,557
Tetra Tech *	161,046	3,955
Textainer Group Holdings (A)	22,900	761
Thermon Group Holdings *	57,538	1,159
Timken	12,784	670
Titan Machinery * (A)	58,975	1,544
TMS International, Cl A *	69,100	822
Towers Watson, Cl A	59,013	3,773
TransDigm Group *	45,564	5,413
Trex * (A)	83,943	2,260
Trinity Industries	11,500	400
Triumph Group	22,877	1,460
TrueBlue *	144,160	2,387
Tutor Perini *	94,300	1,488
United Rentals * (A)	197,077	8,214
United Stationers (A)	25,500	741
URS	64,100	2,798
US Airways Group * (A)	327,810	2,429
USA Truck *	18,200	149
Valmont Industries (A)	17,022	1,891
Vitran, Cl A *	115,360	910
Wabash National * (A)	417,167	4,405
WABCO Holdings *	33,858	2,014
Wabtec	33,637	2,514
Watts Water Technologies, Cl A (A)	48,929	1,935
WESCO International *	83,003	5,220
Westport Innovations * (A)	25,183	1,019
Xylem	107,800	2,801

		362,829

Information Technology — 18.2%
Acme Packet * (A)	215,800	6,578
Adobe Systems *	86,504	2,845
ADTRAN (A)	128,323	4,523
Aeroflex Holding * (A)	31,300	343
Akamai Technologies *	132,500	4,770
Amdocs *	29,700	911
Analog Devices	52,444	2,056
Ancestry.com * (A)	66,878	1,523
Ansys *	71,350	4,508
Arris Group *	208,426	2,374
Aruba Networks * (A)	200,200	4,322
Aspen Technology *	115,090	2,366
Atmel *	334,317	3,380
Avnet *	34,300	1,226
Bazaarvoice *	56,781	943
Benchmark Electronics *	209,361	3,438
Black Box (A)	24,000	646
Blackbaud	64,732	2,042
Booz Allen Hamilton Holding, Cl A	48,250	888
Bottomline Technologies *	45,070	1,267
Broadridge Financial Solutions	104,868	2,553
BroadSoft * (A)	195,878	7,124
Brocade Communications Systems *	412,579	2,385
CACI International, Cl A * (A)	36,407	2,153
Cadence Design Systems * (A)	717,870	8,449

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
Cardtronics *	164,250	$4,367
Cavium * (A)	63,075	2,254
CDC Software ADR * (A)	72,400	673
Ceva * (A)	61,065	1,505
Ciber *	227,200	995
Ciena * (A)	94,590	1,411
Coherent * (A)	80,455	4,464
Computer Sciences	33,500	1,064
Computer Task Group *	24,500	360
Comtech Telecommunications (A)	50,543	1,631
Comverse Technology *	96,700	621
Concur Technologies * (A)	78,540	4,630
Constant Contact * (A)	68,129	2,060
Convergys * (A)	118,100	1,521
CTS	66,600	663
Cymer * (A)	11,400	524
Cypress Semiconductor	153,710	2,651
DealerTrack Holdings *	149,030	4,151
Diebold	45,154	1,767
Digi International *	53,200	598
Digital River *	129,290	2,282
Diodes *	8,000	199
DTS * (A)	107,758	3,026
Earthlink	293,690	2,194
Emulex *	266,902	2,792
Entegris *	172,210	1,557
Euronet Worldwide *	187,094	3,609
Extreme Networks *	79,800	295
F5 Networks *	35,618	4,451
Fabrinet *	136,925	2,447
Factset Research Systems (A)	12,393	1,083
Fairchild Semiconductor
International, Cl A *	366,410	5,346
FARO Technologies *	15,025	833
Fidelity National Information
Services	90,069	2,858
Finisar * (A)	147,760	2,998
Fortinet *	159,952	4,327
Gartner *	70,430	2,836
Global Payments	81,007	4,182
GT Advanced Technologies * (A)	154,200	1,320
Guidewire Software *	8,264	187
Hackett Group *	119,300	575
Harris (A)	61,400	2,679
Hittite Microwave * (A)	21,810	1,247
IAC (A)	83,310	3,799
Imation *	41,300	258
Imperva *	14,200	526
Informatica *	6,030	296
Ingram Micro, Cl A *	190,404	3,642
Inphi * (A)	144,775	2,079
Insight Enterprises *	72,500	1,515
Integrated Device Technology * (A)	479,566	3,314
Intermec *	177,610	1,328
International Rectifier * (A)	135,531	3,043
Intersil, Cl A	138,020	1,562
IPG Photonics * (A)	120,450	6,339
Ixia * (A)	143,350	1,981
j2 Global Communications (A)	33,685	996
Jabil Circuit	224,790	5,806
Jack Henry & Associates	84,307	2,845
JDA Software Group *	26,300	659

Description	Shares	Market Value ($ Thousands)
Jive Software *	64,300	$1,402
KIT Digital * (A)	80,331	812
Kla-Tencor	20,700	1,002
Lattice Semiconductor *	219,754	1,448
Lender Processing Services	107,950	2,379
Lexmark International, Cl A	49,300	1,818
Liquidity Services *	25,830	1,117
LivePerson * (A)	149,774	2,259
LSI *	115,300	992
Magnachip Semiconductor *	49,900	578
Measurement Specialties *	81,348	2,645
Mellanox Technologies * (A)	84,711	3,233
Micros Systems *	37,720	1,959
Microsemi *	36,000	753
MicroStrategy, Cl A * (A)	20,980	2,845
Mitek Systems * (A)	110,712	1,151
Mitel Networks *	187,530	731
Molex (A)	68,660	1,861
Monolithic Power Systems *	65,573	1,219
Netgear *	65,090	2,445
Netscout Systems *	100,100	2,125
NXP Semiconductor * (A)	176,200	4,370
ON Semiconductor *	271,283	2,461
OpenTable * (A)	64,211	3,114
OSI Systems *	12,500	738
Parametric Technology * (A)	333,550	8,906
Park Electrochemical	24,500	698
Parkervision * (A)	458,785	380
Pegasystems (A)	39,641	1,113
Plantronics	10,900	407
Plexus *	71,840	2,493
PMC — Sierra *	90,000	618
Power Integrations (A)	114,400	4,267
Progress Software *	24,475	568
Pulse Electronics (A)	43,000	132
QLIK Technologies * (A)	182,780	5,533
Quest Software *	112,665	2,256
RealD * (A)	230,143	2,716
RealPage * (A)	181,453	3,598
Riverbed Technology *	245,950	7,002
Rosetta Stone * (A)	126,820	1,145
Saba Software *	35,400	415
SAIC *	116,700	1,426
Sapient (A)	405,606	5,066
Seachange International *	98,700	675
Seagate Technology	92,200	2,421
Semtech *	57,610	1,654
ServiceSource International * (A)	205,339	3,450
Silicon Laboratories * (A)	24,100	1,080
Skyworks Solutions *	115,920	3,126
SolarWinds * (A)	162,500	6,055
Solera Holdings	100,552	4,827
SS&C Technologies Holdings *	171,676	3,557
Sycamore Networks *	172,750	3,191
Symantec *	149,547	2,668
Synchronoss Technologies *	33,460	1,120
Synopsys *	171,723	5,232
Syntel	45,720	2,341
Taleo, Cl A *	28,640	1,312
Tech Data *	23,700	1,268
Teradyne * (A)	347,070	5,699
TIBCO Software *	34,360	995
TNS * (A)	81,053	1,486
Trimble Navigation * (A)	55,107	2,771

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
TTM Technologies * (A)	192,657	$2,256
Ultra Clean Holdings *	106,181	867
United Online (A)	147,700	747
Universal Display * (A)	36,110	1,492
VeriFone Holdings * (A)	186,410	8,927
Vishay Intertechnology *	326,111	3,998
VistaPrint * (A)	170,518	6,937
Volterra Semiconductor *	72,000	2,213
Western Digital *	56,100	2,202
Wright Express *	39,890	2,468
XO Group * (A)	86,909	786
Xyratex	79,740	1,365
Zebra Technologies, Cl A *	40,363	1,552

		389,768

Materials — 4.6%
Alcoa	117,139	1,191
Allegheny Technologies	63,833	2,800
Allied Nevada Gold *	20,600	709
Aptargroup	11,500	607
Ashland (A)	19,600	1,246
Boise (A)	135,600	1,116
Buckeye Technologies (A)	58,800	2,008
Carpenter Technology (A)	50,460	2,589
Compass Minerals International	31,052	2,237
Cytec Industries	25,920	1,541
Detour Gold *	71,550	1,972
Domtar	18,100	1,735
Eastman Chemical	50,700	2,745
EcoSynthetix *	112,000	565
Ferro *	115,684	642
Globe Specialty Metals	201,954	2,872
Greif, Cl A	77,616	3,975
GSE Holding *	47,400	576
Haynes International	24,370	1,542
Horsehead Holding * (A)	282,776	3,224
Huntsman	223,774	3,057
Innophos Holdings	76,172	3,838
Kraton Performance Polymers * (A)	140,950	3,917
LSB Industries *	31,832	1,280
Methanex	137,480	4,309
Minerals Technologies	20,835	1,345
New Gold * (A)	51,800	606
NewMarket	9,100	1,660
Noranda Aluminum Holding	191,810	2,302
Nucor	52,062	2,266
OM Group *	41,533	1,141
Owens-Illinois *	145,138	3,469
Packaging Corp of America	135,378	4,012
PolyOne	461,064	6,192
Reliance Steel & Aluminum	20,893	1,122
Rockwood Holdings *	38,630	2,057
Romarco Minerals *	473,500	519
RTI International Metals * (A)	218,661	4,929
Sandstorm Resources *	348,400	577
Schweitzer-Mauduit International	13,100	918
Sensient Technologies	38,785	1,435
Silgan Holdings	33,240	1,413
Solutia	85,600	2,406
Steel Dynamics	265,950	3,939
Stillwater Mining *	278,450	3,954
UFP Technologies *	60,200	1,058

Description	Shares	Market Value ($ Thousands)
Universal Stainless & Alloy *	17,500	$586

		100,199

Telecommunication Services — 0.8%
AboveNet * (A)	62,900	4,375
Fairpoint Communications * (A)	36,200	136
Leap Wireless International * (A)	55,300	577
MetroPCS Communications *	195,800	2,017
Neutral Tandem *	88,300	985
SBA Communications, Cl A *	102,465	4,809
tw telecom, Cl A *	44,140	954
USA Mobility	76,117	1,044

		14,897

Utilities — 3.2%
AGL Resources	66,829	2,665
Allete	25,090	1,043
Ameren	42,000	1,347
Atmos Energy	15,000	461
Avista	54,700	1,351
Cadiz * (A)	38,300	407
Chesapeake Utilities	19,311	793
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	24,600	625
Cleco	114,110	4,391
CMS Energy (A)	75,800	1,623
Edison International	39,135	1,639
El Paso Electric	68,974	2,258
Empire District Electric (A)	22,000	439
Great Plains Energy (A)	343,430	6,793
IDACORP	93,293	3,776
Northeast Utilities	123,134	4,420
Northwest Natural Gas (A)	21,660	991
NRG Energy *	102,198	1,748
NV Energy	251,724	3,947
Pinnacle West Capital	32,800	1,543
PNM Resources	150,336	2,703
Portland General Electric	285,913	7,045
SCANA (A)	56,037	2,522
Southwest Gas	26,215	1,118
TECO Energy (A)	116,316	2,088
UGI	185,097	5,229
UIL Holdings (A)	11,000	388
Unisource Energy	14,100	519
Vectren	81,933	2,394
Westar Energy	54,414	1,497
WGL Holdings	26,100	1,066
Xcel Energy	89,831	2,379

		71,208

Total Common Stock (Cost $1,852,308) ($ Thousands)		2,080,541

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 Growth Index Fund (A)	59,745	5,593
iShares Russell 2000 Index Fund (A)	36,231	2,934
iShares Russell 2000 Value Index Fund	34,900	2,480

Total Exchange Traded Funds (Cost $10,788) ($ Thousands)		11,007

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)
CONVERTIBLE BONDS —0.1%

Energy — 0.1%
Rentech
4.000%, 04/15/13	$990	$979

Financials — 0.0%
Grubb & Ellis
7.950%, 05/01/15 (E)	288	37

Total Convertible Bonds (Cost $909) ($ Thousands)		1,016

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Callaway Golf	2,500	253
Callaway Golf (E)	6,300	636

		889

Energy — 0.0%
GeoMet	12,438	109

Financials — 0.0%
Grubb & Ellis *	8,000	—

Total Preferred Stock (Cost $1,802) ($ Thousands)		998

	Number Of Warrants

WARRANTS — 0.0%
Kulim, Expires 10/14/13 *	51,500	—
Magnum Hunter Resource,
Expires 08/29/14 *	18,718	—
Rentech, Expires 04/25/12 * (B) (C) (D)	13,800	—
Sandstorm Resources,
Expires 04/23/14 *	158,125	164

Total Warrants (Cost $—) ($ Thousands)		164

	Number Of Rights

RIGHTS — 0.0%
Rouse Properties, Expires
04/09/12 *	2	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 25.0%
SEI Liquidity Fund, L.P.
0.160% †** (F)	548,293,149	539,781

Total Affiliated Partnership (Cost $548,293) ($ Thousands)		539,781

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% †**	74,043,430	74,043

Total Cash Equivalent (Cost $74,043) ($ Thousands)		74,043

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (G) (H) — 0.4%
U.S. Treasury Bills
0.070%, 11/15/12	$230	$230
0.066%, 08/23/12	420	420
0.055%, 06/28/12	6,128	6,126
0.050%, 09/20/12	1,488	1,487

Total U.S. Treasury Obligations (Cost $8,264) ($ Thousands)		8,263

Total Investments —125.8% (Cost $2,496,407) ($ Thousands) ††		$2,715,813

The open futures contracts held by the Fund at February 29, 2012, is as follows:
Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	264	Mar-2012	$204
S&P Mid 400 Index E-MINI	245	Mar-2012	694

			$898

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $2,159,407 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $524,790 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of February 29, 2012 was $566 ($ Thousands) and represented 0.03% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2012 was $566 ($ Thousands) and represented 0.03% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of February 29, 2012 was $140 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $539,781 ($ Thousands).

(G)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $2,496,407 ($ Thousands), and the unrealized appreciation and depreciation were $326,224 ($ Thousands) and $(106,818) ($ Thousands), respectively.

ADR  — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P  — Standard & Poor’s

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2012

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,080,387	$14	$140	$2,080,541
Exchange Traded Funds	11,007	—	—	11,007
Convertible Bonds	—	1,016	—	1,016
Preferred Stock	—	998	—	998
Warrants	—	164	—	164
Rights	—	—	—	—
Affiliated Partnership	—	539,781	—	539,781
Cash Equivalent	74,043	—	—	74,043
U.S. Treasury Obligations	—	8,263	—	8,263

Total Investments in Securities	$2,165,437	$550,236	$140	$2,715,813

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$898	$—	$—	$898

Total Other Financial Instruments	$898	$—	$—	$898

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$203
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(63)
Purchases	—
Sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	—

Ending balance as of February 29, 2012	$140

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(46)

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of February 29, 2012, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 29, 2012, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech	13,800	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset	105,000	8/6/07	8/6/07	625	75	0.01
Value Creation	85,600	2/29/08	2/29/08	871	65	0.00

				$1,469	$140	0.01%

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 8.6%
Aaron’s	26,691	$746
Advance Auto Parts	28,475	2,431
AutoZone *	8,401	3,146
Best Buy	37,000	914
Big Lots *	14,200	622
Bridgepoint Education *	28,600	697
Choice Hotels International	28,200	1,059
Cinemark Holdings	28,600	598
Cogeco Cable	13,400	663
DIRECTV, Cl A *	47,800	2,214
Discovery Communications, Cl A *	19,300	900
DISH Network, Cl A	22,700	662
Dollar Tree *	12,054	1,067
Expedia	61,719	2,102
Family Dollar Stores	9,500	513
GameStop, Cl A	80,000	1,822
Gap	29,400	687
H&R Block	123,600	2,015
Hillenbrand	29,500	677
Kohl’s	22,500	1,118
Panera Bread, Cl A *	7,800	1,206
PetMed Express	46,500	566
priceline.com *	4,634	2,906
Regal Entertainment Group, Cl A	33,400	462
Scripps Networks Interactive, Cl A	7,200	325
Shaw Communications, Cl B	58,900	1,207
Target	43,500	2,466
TJX	38,800	1,420
Washington Post, Cl B	2,700	1,064

		36,275

Consumer Staples — 20.8%
Altria Group	110,616	3,330
Archer-Daniels-Midland	32,400	1,011
Brown-Forman, Cl B	10,339	844
Bunge	6,094	410
Campbell Soup	68,051	2,267
Church & Dwight	62,320	2,975
Clorox	64,150	4,338
Coca-Cola Enterprises	136,204	3,937
ConAgra Foods	74,300	1,950
Costco Wholesale	23,492	2,022
CVS Caremark	47,600	2,147
Dr. Pepper Snapple Group	33,800	1,286
Flowers Foods	80,639	1,543
Fresh Del Monte Produce	20,800	467
General Mills	7,700	295
Hershey	73,812	4,480
Hormel Foods	185,347	5,277
Kellogg	22,800	1,194
Kimberly-Clark	26,100	1,902
Kraft Foods, Cl A	27,700	1,055
Kroger	167,887	3,994
Lorillard	47,163	6,182
McCormick	20,020	1,010
Mead Johnson Nutrition, Cl A	7,406	576
Metro, Cl A	31,700	1,650
Monster Beverage *	87,762	5,019

Description	Shares	Market Value ($ Thousands)

Nash Finch	16,500	$442
Philip Morris International	43,084	3,598
Post Holdings *	12,850	400
Ralcorp Holdings *	37,300	2,783
Reynolds American	107,276	4,498
Ruddick	26,800	1,098
Safeway	90,056	1,932
Sysco	27,347	804
TreeHouse Foods *	15,200	876
Tyson Foods, Cl A	180,960	3,422
Universal	11,800	542
Walgreen	71,400	2,367
Wal-Mart Stores	54,000	3,190
Weis Markets	7,300	313

		87,426

Energy — 2.7%
Chevron	29,800	3,252
ConocoPhillips	11,700	896
Diamond Offshore Drilling	8,300	568
EQT	6,200	329
Exxon Mobil	47,700	4,126
FMC Technologies *	12,300	620
Imperial Oil	19,000	907
Sunoco	13,600	525

		11,223

Financials — 10.9%
Allied World Assurance Holdings	31,856	2,102
American Campus Communities ‡	28,400	1,169
American Capital Agency ‡	43,074	1,323
Arch Capital Group *	93,554	3,466
Associated Banc	91,100	1,206
Assurant	9,000	382
BOK Financial	15,498	832
Brown & Brown	40,900	966
Capitol Federal Financial	17,883	209
CBOE Holdings	57,110	1,575
Chubb	23,100	1,570
Commerce Bancshares	67,529	2,607
Endurance Specialty Holdings	33,520	1,289
Equity Lifestyle Properties ‡	17,800	1,184
Everest Re Group	26,125	2,295
Federated Investors, Cl B	25,000	512
First Citizens BancShares, Cl A	1,295	228
First Niagara Financial Group	49,500	473
Genworth MI Canada	22,800	501
Hanover Insurance Group	19,500	796
HCC Insurance Holdings	27,700	846
Health Care REIT ‡	20,400	1,110
Hudson City Bancorp	165,900	1,137
Maiden Holdings	59,335	513
Main Street Capital	30,300	709
MFA Mortgage Investments ‡	77,200	563
National Bank of Canada	15,400	1,205
PartnerRe	42,300	2,684
PennyMac Mortgage Investment Trust ‡	39,600	713
Prosperity Bancshares	6,100	267
Realty Income ‡	32,500	1,199
RenaissanceRe Holdings	16,400	1,180
Signature Bank NY *	19,100	1,134
Tanger Factory Outlet Centers ‡	40,800	1,195

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

TFS Financial *	128,600	$1,203
Tower Group	18,700	431
Transatlantic Holdings	5,000	303
Travelers	20,400	1,183
Validus Holdings	61,900	1,887
Washington Real Estate
Investment Trust ‡	14,400	426
WR Berkley	31,100	1,112

		45,685

Health Care — 19.8%
Abbott Laboratories	95,073	5,382
Aetna	40,000	1,870
Alexion Pharmaceuticals *	50,835	4,257
AmerisourceBergen	135,445	5,059
Amgen	96,532	6,559
AstraZeneca ADR	45,000	2,020
Baxter International	15,200	884
Becton Dickinson	42,588	3,246
Biogen Idec *	4,837	563
C.R. Bard	4,353	408
Cardinal Health	97,377	4,046
Cooper	5,200	413
Coventry Health Care *	20,700	677
Eli Lilly	139,323	5,467
Endo Pharmaceuticals Holdings *	47,400	1,757
Gilead Sciences *	50,800	2,311
Greatbatch *	29,100	720
Health Net *	15,100	570
Henry Schein *	11,823	875
Humana	6,900	601
Johnson & Johnson	59,878	3,897
LifePoint Hospitals *	15,900	620
Lincare Holdings	31,900	857
Magellan Health Services *	16,000	756
McKesson	76,985	6,429
Medtronic	23,300	888
Merck	117,200	4,474
Myriad Genetics *	28,403	687
Orthofix International *	17,400	682
Par Pharmaceutical *	14,600	542
Patterson	38,800	1,238
PDL BioPharma	112,300	717
Pfizer	137,500	2,901
SXC Health Solutions *	37,131	2,629
Techne	26,085	1,867
United Therapeutics *	24,400	1,165
UnitedHealth Group	16,800	937
Watson Pharmaceuticals *	25,665	1,497
WellPoint	27,000	1,772
Zimmer Holdings	17,200	1,045

		83,285

Industrials — 6.2%
Alliant Techsystems	19,500	1,170
C.H. Robinson Worldwide	18,700	1,237
Cintas	29,600	1,141
CLARCOR	8,100	409
CSX	33,400	702
FTI Consulting *	13,700	549
General Dynamics	27,900	2,043
Hubbell, Cl B	4,300	323
ITT	45,621	1,138

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings, Cl 3	39,000	$2,740
Landstar System	24,000	1,297
Lockheed Martin	39,080	3,455
Northrop Grumman	25,900	1,549
Progressive Waste Solutions	51,800	1,061
Raytheon	49,600	2,506
Rollins	52,700	1,068
Stericycle *	15,919	1,381
Union Pacific	3,100	342
Verisk Analytics, Cl A *	20,601	896
Waste Connections	8,960	292
Watsco	12,900	921

		26,220

Information Technology — 8.5%
Activision Blizzard	172,000	2,055
Amdocs *	64,389	1,975
AVX	50,100	663
CACI International, Cl A *	12,100	716
CGI Group, Cl A *	27,100	581
Cisco Systems	37,500	746
Computer Sciences	8,500	270
CSG Systems International *	36,600	586
Dell *	109,300	1,891
DST Systems	7,400	392
FLIR Systems	26,900	704
Global Payments	10,500	542
Harris	33,900	1,479
Hewlett-Packard	34,500	873
IAC	74,592	3,401
Ingram Micro, Cl A *	63,300	1,211
Intel	113,100	3,040
International Business Machines	11,664	2,295
Mantech International, Cl A	9,900	332
Microsoft	88,200	2,800
Motorola Mobility Holdings *	65,762	2,611
Qualcomm	5,100	317
SAIC *	266,392	3,255
TE Connectivity	18,900	691
Tech Data *	17,738	949
Total System Services	55,900	1,223
Zebra Technologies, Cl A *	4,900	188

		35,786

Materials — 2.9%
Aptargroup	22,900	1,209
Ball	29,000	1,162
Barrick Gold	35,900	1,725
Compass Minerals International	16,500	1,189
Greif, Cl A	11,500	589
Newmont Mining	40,753	2,421
Packaging Corp of America	20,300	602
PPG Industries	7,700	702
Royal Gold	17,364	1,206
Sealed Air	16,900	332
Silgan Holdings	27,500	1,169

		12,306

Telecommunication Services — 4.0%
AT&T	152,200	4,656
BCE	29,100	1,198
NTT DoCoMo ADR	91,700	1,567

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 29, 2012

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Rogers Communications, Cl B	44,000	$1,694
SBA Communications, Cl A *	12,200	573
SK Telecom ADR	58,600	847
Telephone & Data Systems	20,218	511
TELUS, Cl A	21,600	1,264
Verizon Communications	113,247	4,316

		16,626

Utilities — 13.7%
AGL Resources	7,400	295
Alliant Energy	41,500	1,769
Ameren	43,700	1,401
American Electric Power	51,205	1,926
American Water Works	75,633	2,593
Atmos Energy	62,600	1,924
Avista	19,300	477
Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,100	1,209
CMS Energy	16,682	357
Consolidated Edison	54,196	3,149
DTE Energy	70,296	3,795
Duke Energy	98,400	2,059
Edison International	28,000	1,172
El Paso Electric	14,300	468
Entergy	21,700	1,446
Great Plains Energy	70,100	1,387
Hawaiian Electric Industries	141,693	3,549
IDACORP	23,400	947
Integrys Energy Group	19,390	1,009
ITC Holdings	19,852	1,498
NSTAR	29,569	1,387
NV Energy	9,688	152
Pepco Holdings	32,100	624
PG&E	88,700	3,697
Piedmont Natural Gas	18,200	590
Pinnacle West Capital	58,702	2,761
Portland General Electric	38,400	946
Public Service Enterprise Group	64,500	1,985
SCANA	18,458	831
Sempra Energy	21,000	1,244
Southern	72,808	3,217
TECO Energy	17,200	309
UGI	87,586	2,474
Vectren	40,359	1,179
Westar Energy	21,747	599
WGL Holdings	26,000	1,062
Wisconsin Energy	58,764	2,003

		57,490

Total Common Stock (Cost $370,436) ($ Thousands)		412,322

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% †**	5,947,913	5,948

Total Cash Equivalent (Cost $5,948) ($ Thousands)		5,948

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.054%, 06/28/12	$663	663
0.045%, 09/20/12	8	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.040%, 06/21/12	$9	$9

Total U.S. Treasury Obligations (Cost $680) ($ Thousands)		680

Total Investments — 99.7% (Cost $377,064) ($ Thousands) ††		$418,950

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	42	Mar-2012	$250

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $420,151 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2012.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
††	At February 29, 2012, the tax basis cost of the Fund’s investments was $377,064 ($ Thousands), and the unrealized appreciation and depreciation were $44,734 ($ Thousands) and $(2,848) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$412,322	$—	$—	$412,322
Cash Equivalent	5,948	—	—	5,948
U.S. Treasury Obligations	—	680	—	680

Total Investments in Securities	$418,270	$680	$—	$418,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$250	$—	$—	$250

Total Other Financial Instruments	$250	$—	$—	$250

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Australia — 3.5%
AGL Energy	3,288	$50
Alumina	293,802	435
Amcor	22,240	171
AMP	3,081	13
Asciano Group	1,801	10
Atlas Iron	387,526	1,336
Australia & New Zealand Banking Group	78,495	1,862
Bendigo Bank	1,729	14
BGP Holdings *	39,545	—
BHP Billiton	29,964	1,169
Boral	8,313	39
Brambles	14,915	117
Caltex Australia	27,962	416
Campbell Brothers	300	19
CFS Retail Property Trust ‡	14,132	27
Coca-Cola Amatil	1,195	15
Cochlear	213	14
Commonwealth Bank of Australia	7,984	426
Crown	8,553	78
CSL	28,398	1,006
Dexus Property Group ‡	85,629	83
Echo Entertainment Group	5,431	25
Goodman Group ‡	25,234	19
GPT Group ‡	19,194	65
Iluka Resources	28,457	513
Incitec Pivot	13,315	47
Leighton Holdings	331	9
Lend Lease Group	19,745	160
Lynas *	11,102	14
Metcash	16,655	76
National Australia Bank	10,850	278
Newcrest Mining	66,461	2,405
Northern Star Resources *	39,685	38
Orica	2,022	59
Ramsay Health Care	4,978	99
Rio Tinto	9,411	686
Santos	41,683	649
Sims Group	1,208	20
Sonic Healthcare	10,162	132
Suncorp Group	2,311	21
TABCORP Holdings	12,876	38
Tatts Group	3,712	9
Telstra	64,967	232
Transurban Group	33,784	204
Washington H Soul Pattinson	2,929	43
Wesfarmers	4,548	143
Westfield Retail Trust ‡	12,241	33
Westpac Banking	2,609	59
Woolworths	2,000	55
WorleyParsons	2,280	72

		13,503

Austria — 0.0%
OMV	326	12
Verbund, Cl A	797	23
Voestalpine	338	12

		47

Description	Shares	Market Value ($ Thousands)

Belgium — 1.5%
Ageas	3,930	$9
Belgacom (A)	53,489	1,710
Colruyt (A)	20,350	801
Delhaize Group	2,180	120
Groupe Bruxelles Lambert	1,515	114
InBev	38,575	2,602
KBC Groep	809	19
Mobistar	854	41
Solvay	1,921	237
UCB	4,520	183

		5,836

Brazil — 0.9%
Brasil Telcom ADR	18,664	373
BRF - Brasil Foods	59,640	1,242
Centrais Eletricas Brasileiras ADR	57,500	622
Petroleo Brasileiro ADR	39,994	1,193

		3,430

Cambodia — 0.0%
NagaCorp	72,000	29

Canada — 5.1%
Barrick Gold	44,583	2,128
Bombardier, Cl B	5,216	25
Brookfield Asset Management, Cl A	5,099	159
Cameco (A)	43,941	1,079
Cenovus Energy	14,854	580
Cogeco	400	20
Cott *	2,100	14
Domtar	5,393	517
Enghouse Systems	2,000	30
Goldcorp	19,600	954
Kinross Gold	118,316	1,311
Magna International, Cl A	18,100	863
New Gold *	73,600	864
Nexen	71,576	1,459
Niko Resources	8,481	403
Onex	4,400	162
Peyto Exploration & Development (A)	35,000	657
Potash Saskatchewan	46,695	2,182
Precision Drilling *	29,500	359
Rogers Communications, Cl B	2,200	85
Royal Bank of Canada	2,700	153
Silver Wheaton	22,700	873
Suncor Energy	63,089	2,276
Talisman Energy	38,925	535
Toronto-Dominion Bank (A)	14,971	1,228
Transcontinental, Cl A	2,300	30
Vermilion Energy (A)	15,700	775

		19,721

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	13,700	811

China — 1.2%
China Petroleum & Chemical	380,000	436
China Shenhua Energy	240,000	1,109

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

China Telecom	196,000	$120
Dongfeng Motor Group	356,200	699
Huaneng Power International	1,648,000	1,056
Industrial & Commercial Bank of China	1,492,000	1,095
PetroChina	14,000	21

		4,536

Denmark — 1.2%
AP Moller - Maersk, Cl B	75	607
Coloplast, Cl B	291	48
Jyske Bank *	21,785	785
Novo-Nordisk, Cl B	14,810	2,085
Novozymes, Cl B	1,823	54
TrygVesta	17,762	956
William Demant Holding *	326	31

		4,566

Finland — 0.7%
Fortum	2,903	72
Kone, Cl B	492	29
Nokia	149,100	786
Nokia ADR * (A)	139,818	740
Nokian Renkaat	2,644	118
Oriola-KD	4,614	12
Orion, Cl B	1,992	43
Pohjola Bank, Cl A	3,125	36
Sampo, Cl A	3,675	104
Stora Enso, Cl R	129,793	978
UPM-Kymmene	1,066	15

		2,933

France — 8.6%
Accor	242	9
Aeroports de Paris	947	75
Air Liquide	6,609	862
Alcatel-Lucent * (A)	687,328	1,730
Alstom	10,700	463
Areva	14,785	386
Arkema	12,485	1,149
AtoS	359	20
AXA	90,672	1,468
BNP Paribas	45,048	2,207
Bureau Veritas	748	62
Capital Gemini	155	7
Carrefour	31,506	793
Christian Dior	297	46
Cie Generale de Geophysique-Veritas *	568	18
Cie Generale d’Optique Essilor International	17,815	1,424
CNP Assurances	2,053	30
Compagnie de St.-Gobain	2,452	117
Compagnie Generale des Etablissements Michelin, Cl B	16,213	1,123
Danone	2,296	156
Dassault Systemes	484	40
Edenred	6,969	187
Electricite de France	22,034	552
Eutelsat Communications	23,405	876
France Telecom	998	15
Gecina ‡	549	53
Groupe Eurotunnel	1,105	10

Description	Shares	Market Value ($ Thousands)

ICADE ‡	528	$44
Iliad	764	102
Legrand	45,135	1,645
L’Oreal	208	24
LVMH Moet Hennessy Louis Vuitton	12,616	2,132
Neopost	33	2
Nexity	2,925	83
Peugeot	10,724	216
PPR	463	79
Safran	42,790	1,440
Sanofi-Aventis	58,554	4,348
Schneider Electric	40,856	2,788
SCOR	3,063	81
SES Global	4,318	105
Societe Generale	11,800	383
Sodexo	19,864	1,535
Technip	14,248	1,561
Tessi	124	13
Thales	16,447	596
Total	29,873	1,678
Unibail-Rodamco ‡	408	79
Vinci	2,790	146
Vivendi	29,285	631
Wendel	345	29

		33,618

Germany — 7.7%
Adidas	714	56
Allianz	5,758	701
BASF	3,972	350
Bayer	26,760	1,987
Bayerische Motoren Werke	4,999	465
Beiersdorf	706	44
Brenntag	10,305	1,206
DaimlerChrysler	20,123	1,222
Deutsche Bank	10,201	478
Deutsche Boerse	21,286	1,417
Deutsche Lufthansa	27,076	377
Deutsche Post	105,992	1,870
Deutsche Telekom	67,832	795
E.ON	400	9
Fraport Frankfurt Airport Services Worldwide	884	55
Fresenius	1,766	183
Fresenius Medical Care	21,114	1,485
GEA Group	39,703	1,347
Hannover Rueckversicherung	308	17
HeidelbergCement	146	8
Henkel	224	12
Infineon Technologies	44,444	451
K+S	323	16
Kabel Deutschland Holding *	23,417	1,412
Lanxess	62	5
Linde	19,862	3,316
MAN	378	44
Merck KGaA	2,445	254
Muenchener Rueckversicherungs	12,116	1,774
Norddeutsche Affinerie	170	10
SAP	35,961	2,436
SAP ADR	13,500	913
Siemens	36,246	3,630

2	SEI Institutional Investment Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Suedzucker	12,837	$373
Symrise	37,366	1,095
ThyssenKrupp	2,635	72
United Internet	2,155	42
Volkswagen	430	73

		30,000

Greece — 0.1%
OPAP	53,396	479

Guernsey — 0.0%
Resolution	35,919	154

Hong Kong — 2.5%
ASM Pacific Technology	1,400	20
Chaoda Modern Agriculture (A)	1,048,000	149
Cheung Kong Infrastructure Holdings	18,000	106
China Mobile	175,000	1,870
China Mobile ADR	16,400	869
CLP Holdings	79,400	701
CSI Properties	1,810,000	58
First Pacific	208,900	235
Galaxy Entertainment Group * (A)	41,000	101
Hang Lung Group	1,000	7
Hang Seng Bank	1,600	22
Hong Kong & China Gas	31,000	79
Hongkong Land Holdings	45,000	249
Hutchison Telecommunications Hong Kong Holdings	130,000	55
Hutchison Whampoa	48,600	483
Hysan Development	900	4
Jardine Strategic Holdings	47,788	1,461
Lai Sun Development *	930,000	16
New World Development	58,000	80
Power Assets Holdings	22,000	165
Sino-Forest, Cl A * (A)	21,000	2
SJM Holdings	61,000	128
Sun Hung Kai Properties	75,000	1,155
TAI Cheung Holdings	107,000	72
Yue Yuen Industrial Holdings	455,000	1,566

		9,653

Indonesia — 0.1%
Telekomunikasi Indonesia ADR	12,568	388

Ireland — 1.0%
CRH	7,880	169
Elan *	17,607	221
Experian	94,462	1,427
James Hardie Industries	3,279	26
Kerry Group, Cl A	1,532	65
Ryanair Holdings ADR *	33,400	1,119
Smurfit Kappa Group *	78,047	799

		3,826

Israel — 0.3%
Check Point Software Technologies *	20,439	1,189
Israel Chemicals	1,054	11

Description	Shares	Market Value ($ Thousands)

NICE Systems *	404	$14

		1,214

Italy — 1.2%
A2A	8,041	8
Banca Intesa	174,821	342
De’Longhi	1,582	19
Enel	167,457	675
ENI	419	10
Exor	2,607	66
Fiat	18,691	108
Fiat Industrial	3,584	38
Mediobanca	683	4
Pirelli	2,794	29
Saipem	2,385	121
Snam Rete Gas	202,353	984
Telecom Italia	2,158,567	2,052
Terna Rete Elettrica Nazionale	20,760	78
UniCredit	3,252	17

		4,551

Japan — 17.6%
Aeon	46,800	597
Aeon Credit Service	1,100	16
Aeon Mall	400	9
Air Water	1,000	13
Aisin Seiki	1,900	67
Ajinomoto	3,000	36
Alfresa Holdings	1,100	49
Alinco	1,900	14
Alps Logistics	1,200	12
Amada	1,000	7
Aoyama Trading	1,500	28
Arc Land Sakamoto	2,200	37
Asahi Breweries	500	11
Asahi Glass	2,000	18
Asahi Kogyosha	5,000	21
Asics	4,300	51
ASKA Pharmaceutical	2,000	13
Astellas Pharma	900	37
AT-Group	1,000	13
Autobacs Seven	900	43
Belluna	3,200	25
Bridgestone	37,500	906
Brother Industries	22,900	297
Bunka Shutter	4,000	14
Calsonic Kansei	47,000	272
Canon	300	14
Central Automotive Products	2,000	11
Central Glass	5,000	23
Central Japan Railway	80	659
Century Tokyo Leasing	6,500	129
Chiba Bank	5,000	32
Chiyoda	6,000	77
Chuetsu Pulp & Paper	7,000	15
Chugoku Bank	5,000	67
Coca-Cola West	44,500	760
Corona	1,000	15
Credit Saison	1,600	32
Dai Nippon Printing	199,000	2,058
Daicel	37,000	242
Daido Steel	4,000	26
Daihatsu Diesel Manufacturing	1,000	5

3	SEI Institutional Investment Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Daihatsu Motor	4,000	$77
Dai-ichi Life Insurance	38	50
Daiichi Sankyo	20,600	380
Daiichikosho	1,700	35
Daikin Industries	300	9
Dainippon Screen Manufacturing	2,000	17
Dainippon Sumitomo Pharma	13,500	141
Daito Trust Construction	8,500	752
Daiwa House Industry	31,000	402
Dena	2,400	79
EDION	19,900	145
Eighteenth Bank	9,000	28
Eisai	3,400	138
FANUC	10,700	1,947
Fast Retailing	100	21
Fuji Kiko *	5,000	19
FUJIFILM Holdings	68,300	1,736
Fujitsu	29,000	158
Fukuoka Financial Group	10,000	44
Gree	3,600	113
Gulliver International	250	10
Gunma Bank	2,000	11
Hachijuni Bank	68,000	401
Hamamatsu Photonics	2,500	89
Happinet	1,600	14
Higashi Nihon House	2,000	6
Hino Motors	71,000	507
Hiroshima Bank	8,000	37
Hitachi	150,100	877
Hitachi High-Technologies	400	9
Hitachi Metals	2,000	25
Hokuhoku Financial Group	4,000	8
Honda Motor	95,900	3,667
IBJ Leasing	2,200	51
Idemitsu Kosan	700	72
IHI	88,000	224
Iida Home Max	8,800	79
Inabata	1,700	11
Information Services International-Dentsu	2,600	21
Inpex	38	271
Isetan Mitsukoshi Holdings	2,400	27
IT Holdings	11,400	129
Itfor	4,400	17
Itochu	1,600	18
Itochu Techno-Solutions	1,100	49
Iyo Bank	10,000	91
J Front Retailing	6,000	30
J Trust	2,300	34
Japan Prime Realty Investment, Cl A ‡	5	13
Japan Steel Works	33,000	245
Japan Tobacco	16	85
JFE Shoji Holdings	6,000	30
JGC	76,000	2,209
Joyo Bank	4,000	18
JS Group	9,500	199
JTEKT	500	6
Jupiter Telecommunications	1,522	1,489
Justsystems *	5,200	13
JVC Kenwood Holdings *	18,800	88
JX Holdings	2,100	13

Description	Shares	Market Value ($ Thousands)

Kajima	20,000	$62
Kamei	4,000	52
Kamigumi	5,000	43
Kansai Paint	76,600	727
Kawasaki Heavy Industries	12,000	38
KDDI	404	2,575
Keikyu	9,000	81
Keio	6,000	43
Keisei Electric Railway	4,000	30
Kikkoman	1,000	11
Kinki Sharyo	2,000	7
Kintetsu (A)	23,000	88
Komatsu	11,500	344
Konaka	2,200	18
Konami	3,000	83
Konica Minolta Holdings	5,000	42
K’s Holdings	8,700	291
Kuraray	1,700	25
Kurita Water Industries	300	8
Kyokuto Kaihatsu Kogyo	3,100	29
Kyowa Hakko Kirin	4,000	43
Lawson	400	24
Mabuchi Motor	38,900	1,817
Makita	3,900	163
Marubeni	59,000	423
Marui Group	4,300	35
Maxvalu Tokai	800	11
Mazda Motor (A)	9,000	15
Medipal Holdings	4,300	52
Megane TOP	1,350	14
Melco Holdings	1,200	31
Mikuni Coca-Cola Bottling	1,200	10
Millea Holdings	100	3
Miraca Holdings	500	19
Mirait Holdings	3,300	25
Mitani	1,100	15
Mitsubishi	42,000	1,033
Mitsubishi Chemical Holdings	27,200	157
Mitsubishi Electric	500	5
Mitsubishi Gas Chemical	6,000	38
Mitsubishi Heavy Industries	29,000	137
Mitsubishi Materials	3,000	10
Mitsubishi Motors *	23,000	28
Mitsubishi UFJ Financial Group	3,800	20
Mitsubishi UFJ Lease & Finance	400	17
Mitsui	1,800	31
Mitsui Chemicals	4,000	14
Mitsui High-Tec	3,400	18
Mitsui Sumitomo Insurance Group Holdings	60,700	1,307
Mitsui Trust Holdings	266,310	928
Murakami	1,000	14
Murata Manufacturing	2,100	126
Nabtesco	1,900	44
Namco Bandai Holdings	11,900	167
NEC	15,000	29
NEC Fielding	2,000	26
NEC Networks & System Integration	4,200	60
NET One Systems	17	42
NGK Insulators	1,000	14
Nichiha	2,500	29

4	SEI Institutional Investment Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Nichii Gakkan	2,400	$28
Nintendo	9,300	1,379
Nippo	10,000	108
Nippon Building Fund, Cl A ‡	5	48
Nippon Express	4,000	16
Nippon Meat Packers	3,000	39
Nippon Paper Group	400	9
Nippon Sheet Glass	28,000	47
Nippon Steel	3,000	9
Nippon Telegraph & Telephone	39,400	1,867
Nippon Telegraph & Telephone ADR	47,477	1,118
Nishi-Nippon City Bank	2,000	6
Nishio Rent All	1,600	19
Nissan Motor	26,700	274
Nissei Plastic Industrial	1,900	9
Nissin Food Products	700	26
Nitori	100	9
Nitto Denko	3,000	124
NOK	500	10
Nomura Real Estate Holdings	6,700	117
Nomura Research Institute	4,900	117
NTT Data	13	44
NTT DoCoMo	494	847
Obayashi	2,000	9
Odakyu Electric Railway, Cl B	2,000	19
OJI Paper	6,000	30
Olympus	600	10
Ono Pharmaceutical	3,500	192
ORIX	150	14
Otsuka Holdings	6,600	186
PanaHome	6,000	40
Panasonic	40,800	383
PIA *	900	10
Press Kogyo	8,000	46
Rakuten	109	109
Relo Holdings	900	25
Resona Holdings	12,400	59
Ricoh Leasing	1,000	24
Riken	6,000	25
Rinnai	1,000	73
Rohm	25,000	1,263
Rokko Butter	4,000	22
Sankyo	20,900	1,009
Sankyo Frontier	2,000	15
Sanrio	600	25
Santen Pharmaceutical	2,900	115
Sanyo Housing Nagoya	18	17
Sapporo Hokuyo Holdings	99,300	343
Sasebo Heavy Industries	11,000	21
Secom	14,400	686
Sega Sammy Holdings	21,700	413
Seino Holdings	11,000	78
Sekisui Chemical	134,000	1,156
Sekisui House	61,000	580
Sekisui Jushi	1,000	10
Seven & I Holdings (A)	111,400	3,091
Sharp	1,000	7
Shimadzu	6,000	52
Shimamura	200	22
Shimano	200	12
Shin-Etsu Chemical	15,000	807

Description	Shares	Market Value ($ Thousands)

Ship Healthcare Holdings	1,900	$37
Shiseido	73,900	1,288
Shizuoka Bank	5,000	51
SMC	12,500	2,140
SNT	2,000	11
Softbank	3,400	102
Sojitz	117,800	220
Sony Financial Holdings	116,500	2,140
Square Enix Holdings	1,700	33
Sumitomo	1,600	24
Sumitomo Chemical	2,000	9
Sumitomo Densetsu	4,300	31
Sumitomo Metal Industries	5,000	10
Sumitomo Mitsui Financial Group	39,400	1,342
Sumitomo Precision Products	5,000	31
Sumitomo Rubber Industries	3,900	49
Suruga Bank	2,000	18
Suzuken	4,500	133
Suzuki Motor	400	9
Systena	16	12
T&D Holdings	250	3
Taisei	3,000	8
Taisho Pharmaceutical Holdings	100	8
Takagi Securities	10,000	12
Takamatsu Construction Group	1,600	26
Takashimaya	5,000	39
Takeda Pharmaceutical	700	32
TBK	3,000	20
THK	400	9
Tobu Railway	10,000	52
Toho	3,200	57
Tokai	1,100	22
Tokyo Derica	1,300	10
Tokyo Electron	14,100	786
Tokyo Energy & Systems	3,000	19
Tokyu	10,000	48
Tokyu Construction	4,690	13
TonenGeneral Sekiyu	12,000	112
Toppan Printing	1,000	8
Topre	3,100	32
Toray Industries	8,000	57
Toshiba TEC	26,000	97
Tosoh	10,000	29
TOTO	3,000	23
Toyo Seikan Kaisha	1,900	28
Toyo Suisan Kaisha	3,000	77
Toyota Motor	78,000	3,233
Toyota Motor ADR	6,681	553
Toyota Tsusho	12,900	260
Transcosmos	1,700	22
Trend Micro	400	12
TS Tech	2,900	56
Ube Industries	24,000	70
Unicharm	600	31
Unipres	2,300	64
USS	80	8
VT Holdings	1,300	8
Wacoal Holdings	45,723	573
Yamada Denki	130	8
Yamaguchi Financial Group	5,000	46
Yamato Holdings	10,300	163
Yamato International	1,900	9

5	SEI Institutional Investment Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Yamazaki Baking	5,000	$68
Yaskawa Electric	84,000	810
Yokogawa Electric	3,400	32
Yorozu	900	20
Yurtec	2,000	12
Zeon	13,000	123

		68,612

Jersey — 0.0%
Randgold Resources	304	35

Malaysia — 0.2%
Axiata Group	375,600	648
Telekom Malaysia	10,000	18

		666

Mexico — 0.0%
America Movil, Ser L	61,300	74
Grupo Simec ADR *	4,218	34

		108

Netherlands — 5.1%
Aegon *	65,011	342
Akzo Nobel	57,103	3,252
ASML Holding	2,450	113
Delta Lloyd	616	11
European Aeronautic Defense and Space	24,850	906
Gemalto	19,186	1,101
Heineken	2,688	143
Heineken Holding	2,755	123
Imtech	26,275	884
ING Groep *	145,278	1,294
Koninklijke Ahold	82,745	1,149
Koninklijke DSM	267	15
Koninklijke Vopak	1,317	74
QIAGEN *	1,097	17
Reed Elsevier	207,124	2,567
Royal Dutch Shell, Cl A	42,079	1,542
Royal Dutch Shell, Cl A (GBP)	11,934	436
Royal Dutch Shell, Cl B	33,212	1,236
Royal KPN	4,306	47
SBM Offshore	5,886	107
TNT (A)	200,989	1,195
TNT Express	46,571	582
Unilever	41,768	1,393
Wolters Kluwer	67,786	1,267

		19,796

New Zealand — 0.2%
Chorus *	38,975	107
Contact Energy *	2,163	9
Fletcher Building	28,918	160
Telecom of New Zealand	258,382	466

		742

Norway — 0.9%
Aker Kvaerner	406	7
DnB	174,481	2,252
Gjensidige Forsikring	7,367	89
Marine Harvest	778,238	420
Norsk Hydro	621	4
Orkla	1,057	9

Description	Shares	Market Value ($ Thousands)

Seadrill	4,140	$172
Statoil	18,400	530
Telenor	2,112	39

		3,522

Poland — 0.1%
KGHM Polska Miedz	6,682	320

Portugal — 0.1%
Cimpor Cimentos de Portugal	7,601	52
Energias de Portugal	36,284	106
Galp Energia SGPS, Cl B	1,084	19
Jeronimo Martins	5,435	101

		278

Russia — 0.5%
Gazprom OAO ADR	45,085	595
NovaTek OAO GDR	2,300	334
Sberbank of Russia ADR	84,131	1,152

		2,081

Singapore — 1.5%
City Developments	3,000	27
DBS Group Holdings	70,000	797
Fraser and Neave	10,000	54
Golden Agri-Resources	74,000	43
GP Batteries International	5,000	4
Jardine Cycle & Carriage	6,000	230
Keppel	26,180	232
Oversea-Chinese Banking	22,000	158
Popular Holdings	64,000	9
QAF	39,000	21
SembCorp Industries	72,000	305
SembCorp Marine	293,000	1,257
Singapore Airlines	125,000	1,105
Singapore Press Holdings	13,200	40
Singapore Telecommunications	50,000	127
Transpac Industrial Holdings	9,000	14
United Overseas Bank	60,000	869
UOL Group	12,000	45
Wheelock Properties Singapore	35,370	46
Wilmar International	17,000	70
Yangzijiang Shipbuilding Holdings	373,000	407

		5,860

South Africa — 0.8%
AngloGold Ashanti	13,700	599
AngloGold Ashanti ADR	21,547	915
Gold Fields	72,903	1,162
Impala Platinum Holdings	13,600	305

		2,981

South Korea — 3.1%
Hyundai Heavy Industries	4,364	1,324
Hyundai Mobis	7,976	2,032
Hyundai Motor	2,299	444
Kia Motors	6,101	386
Korea Electric Power ADR	60,484	674
KT ADR	20,900	307
KT&G	31,590	2,067
Samsung Electronics	2,439	2,629
Shinhan Financial Group	17,840	691

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

SK Holdings	332	$50
SK Telecom ADR	115,330	1,667

		12,271

Spain — 1.6%
Abertis Infraestructuras	6,098	105
Acciona	1,135	90
Acerinox (A)	708	10
ACS Actividades Construcciones y Servicios	306	9
Amadeus IT Holding, Cl A	752	15
Banco Bilbao Vizcaya Argentaria	4,101	37
Banco de Sabadell (A)	34,518	112
Banco Popular Espanol (A)	85,145	351
Banco Santander Central Hispano	89,158	743
Bankia *	4,200	17
Bankinter (A)	8,826	55
CaixaBank	16,663	79
EDP Renovaveis *	8,846	46
Enagas	70,529	1,452
Endesa	1,001	20
Ferrovial	7,962	101
Fomento de Construcciones y Contratas	2,110	54
Gas Natural	14,122	240
Grifols	5,106	107
Iberdrola	8,379	50
Inditex	1,065	99
Indra Sistemas (A)	71,777	916
Mapfre	27,493	95
Red Electrica	3,906	198
Repsol	8,868	232
Tecnicas Reunidas	24,100	975
Telefonica	1,662	28
Zardoya Otis	1,872	25

		6,261

Sweden — 1.5%
Alfa Laval	1,504	31
Atlas Copco, Cl A	9,197	241
Atlas Copco, Cl B	9,478	221
Elekta, Cl B	23,635	1,114
Getinge, Cl B	3,413	98
Hennes & Mauritz, Cl B	2,492	90
Hexagon, Cl B	617	13
Industrivarden, Cl C	12,671	192
Investor, Cl B	760	17
Kinnevik Investment, Cl B	1,599	37
Lundin Petroleum *	2,943	69
Millicom International Cellular	1,088	123
Nordea Bank	59,195	574
Skandinaviska Enskilda Banken, Cl A	157,613	1,187
SKF, Cl B	510	13
Swedbank, Cl A	17,380	299
Swedish Match	6,395	246
Tele2, Cl B	2,429	50
Telefonaktiebolaget LM Ericsson, Cl B	87,215	881
Telefonaktiebolaget LM Ericsson ADR	39,829	398

Description	Shares	Market Value ($ Thousands)

Volvo, Cl B	3,278	$48

		5,942

Switzerland — 8.9%
ABB	4,767	98
Aryzta	2,142	107
Baloise Holding	1,480	117
Barry Callebaut	9	9
Compagnie Financiere Richemont	10,216	630
Credit Suisse Group	25,318	683
Geberit	458	99
Georg Fischer	565	269
Givaudan	3,004	2,849
Glencore International	3,964	27
Holcim	255	17
Informa	142,289	985
Julius Baer Group	29,706	1,169
Julius Baer Holding	835	11
Kuehne + Nagel International	623	82
Lindt & Spruengli	37	248
Lonza Group	785	41
Nestle	76,767	4,712
Novartis	80,390	4,399
OC Oerlikon *	10,191	77
Pargesa Holding	430	32
Partners Group Holding	186	35
Roche Holding	34,018	5,947
Schindler Holding	313	39
SGS	938	1,765
Sika	472	1,032
STMicroelectronics	2,390	18
Straumann Holding	45	7
Sulzer	11,316	1,632
Swatch Group	558	45
Swatch Group, Cl B	714	325
Swiss Life Holding	1,374	159
Swiss Re	365	22
Swisscom	541	216
Syngenta	937	307
Synthes (B)	2,430	423
Transocean	189	10
UBS	161,518	2,267
Xstrata	66,810	1,281
Zurich Financial Services	8,980	2,271

		34,462

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing ADR	4,990	73
United Microelectronics ADR	154,441	420

		493

Thailand — 0.3%
Kasikornbank	251,200	1,216
Total Access Communication	49,700	114

		1,330

United Kingdom — 17.9%
Admiral Group	380	7
Aggreko	3,002	106
Amec	88,898	1,571
Amlin	180,489	1,013
Antofagasta	412	9

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

ARM Holdings	48,200	$439
Associated British Foods	4,780	91
AstraZeneca	53,712	2,409
Aviva	251,187	1,478
Babcock International Group	12,929	156
BAE Systems	218,600	1,092
Balfour Beatty	252,602	1,121
Barclays	320,107	1,253
Berendsen PLC	10,445	84
BG Group	115,629	2,803
BHP Billiton	29,481	960
Bodycote	7,026	47
BP	311,002	2,446
BP PLC ADR	9,717	458
British American Tobacco	53,969	2,739
British Land ‡	24,539	184
British Polythene Industries	2,667	16
British Sky Broadcasting Group	31,541	338
BT Group, Cl A	165,150	567
Bunzl	83,519	1,283
Burberry Group	9,674	218
Cairn Energy	64,500	355
Capita Group	126,812	1,554
Centrica	284,462	1,381
Compass Group	5,549	56
Diageo	60,364	1,450
Eurasian Natural Resources	95,204	1,065
Fresnillo	1,418	43
Gem Diamonds *	6,001	24
GKN	9,213	32
GlaxoSmithKline	108,117	2,395
Group 4 Securicor	23,614	109
Hammerson ‡	6,372	40
Hogg Robinson Group	12,217	12
Home Retail Group	745,766	1,215
HSBC Holdings	372,980	3,333
ICAP	85,600	526
Imperial Tobacco Group	24,386	970
International Power	3,235	18
Intertek Group	2,427	90
Johnson Matthey	251	9
Kazakhmys	424	7
Kingfisher	292,062	1,326
Land Securities Group ‡	23,801	257
Legal & General Group	107,642	208
Lloyds Banking Group *	630,325	352
London Stock Exchange Group	5,641	81
Marks & Spencer Group	1,554	9
Meggitt	6,496	40
Michael Page International	121,314	879
Micro Focus International	9,880	71
National Grid	5,413	56
Next	3,219	143
NWF Group	4,113	8
Old Mutual	7,287	18
Pearson	10,671	205
Petrofac	78,232	1,988
Polyus Gold International GDR *	112,264	375
Premier Oil *	149,850	1,055
Prudential	124,736	1,420
QinetiQ	7,800	19
Reckitt Benckiser Group	327	18

Description	Shares	Market Value ($ Thousands)

Reed Elsevier	112,050	$985
Rexam	233,753	1,550
Rio Tinto	52,636	3,014
Rio Tinto ADR	13,700	780
Rolls-Royce Holdings	128,703	1,673
Royal Bank of Scotland Group *	409,570	183
SABMiller	3,557	145
Sage Group	248,960	1,235
Savills	2,868	17
Schroders	5,441	135
Severn Trent	7,150	180
Shire	21,502	755
Smith & Nephew	1,507	15
SSE	12,684	261
Standard Chartered	1,716	44
Standard Life	2,791	10
Subsea 7	43,055	1,040
Tate & Lyle	1,900	21
Tesco	690,233	3,486
TUI Travel	4,547	14
Tullow Oil	45,216	1,065
Unilever	2,305	75
United Utilities Group	111,873	1,093
Vodafone Group	1,624,437	4,395
Weir Group	1,283	43
Willis Group Holdings	27,000	969
WM Morrison Supermarkets	36,292	168
Wolseley	2,302	90
WPP	1,805	23

		69,564

United States — 0.7%
Advance America Cash Advance Centers	1,382	14
Apple *	911	494
Axis Capital Holdings	18,290	564
Buckeye Technologies	340	12
Central Garden and Pet, Cl A *	4,058	39
CNO Financial Group *	12,209	91
Janus Capital Group	10,491	92
Marcus	1,817	22
Newmont Mining	14,800	879
Nutraceutical International *	1,630	21
Philip Morris International	3,074	257
Prestige Brands Holdings *	3,155	52
Providence Service *	2,107	32

		2,569

Total Common Stock (Cost $371,051) ($ Thousands)		377,188

PREFERRED STOCK — 0.1%

Canada — 0.0%
Lassonde Industries, Cl Common Subscription Recei	200	13

Germany — 0.1%
Bayerische Motoren Werke	686	41
Draegerwerk	177	20
Henkel	207	14
Porsche Automobil Holding	173	11
ProSiebenSat.1 Media	778	20

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen	$1,769	$332

		438

Total Preferred Stock (Cost $385) ($ Thousands)		451

AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, L.P. 0.160% †** (C)	15,821,288	15,052

Total Affiliated Partnership (Cost $15,821) ($ Thousands)		15,052

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% †**	4,193,307	4,193

Total Cash Equivalent (Cost $4,193) ($ Thousands)		4,193

U.S. TREASURY OBLIGATIONS (D) (E) — 0.4%
U.S. Treasury Bills 0.040%, 08/23/12	$1,273	1,272
0.011%, 06/28/12	266	266

Total U.S. Treasury Obligations (Cost $1,539) ($ Thousands)		1,538

Total Investments — 102.4% (Cost $392,989) ($ Thousands) ††		$398,422

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	25	Mar-2012	$34
FTSE 100 Index	8	Mar-2012	19
Hang Seng Index	1	Mar-2012	2
SPI 200 Index	2	Mar-2012	2
Topix Index	8	Mar-2012	91

			$148

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
4/25/12	EUR	3,224	USD	4,265	$(48)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
BNY Mellon	(4,313)	4,265	$(48)

For the period ended February 29, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $389,182 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $14,723 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $15,052 ($ Thousands).

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $392,989 ($ Thousands), and the unrealized appreciation and depreciation were $30,760 ($ Thousands) and $(25,327) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

Ser — Series

SPI — Share Price Index

USD — U.S. Dollar

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,037	$—	$151	$377,188
Preferred Stock	451	—	—	451
Affiliated Partnership	—	15,052	—	15,052
Cash Equivalent	4,193	—	—	4,193
U.S. Treasury Obligations	—	1,538	—	1,538

Total Investments in Securities	$381,681	$16,590	$151	$398,422

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$148	$—	$—	$148
Forwards Contracts *	—	(48)	—	(48)

Total Other Financial Instruments	$148	$(48)	$—	$100

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Net transfer into Level 3	151
Net transfer out of Level 3	—

Ending balance as of February 29, 2012	$151

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

International Equity Fund

February 29, 2012

For the period ended February 29, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 29, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.5%

Australia — 3.7%
Aditya Birla Minerals	166,691	$144
Amcor	133,635	1,025
Ansell	39,399	631
Australia & New Zealand
Banking Group	479,916	11,382
Australia & New Zealand
Banking Group ADR	925,600	21,640
Beach Energy	1,020,311	1,725
Bendigo Bank	470,798	3,932
BGP Holdings *	239,898	—
BHP Billiton	746,503	29,117
BHP Billiton ADR	286,100	21,978
Caltex Australia	597,526	8,883
Challenger	483,738	2,164
Iluka Resources	1,299,228	23,443
National Australia Bank	213,483	5,460
Orica	15,618	459
Rio Tinto	198,506	14,466
Santos	1,106,651	17,242
Sigma Pharmaceuticals	489,088	322
Suncorp Group	115,358	1,020
TABCORP Holdings	246,649	728
Telstra	1,079,300	3,848
Telstra ADR	734,600	13,003

		182,612

Austria — 1.0%
Conwert Immobilien Invest	813,051	9,204
Erste Group Bank (A)	434,973	10,959
Schoeller-Bleckmann Oilfield
Equipment	326,370	29,601
Voestalpine	21,741	774

		50,538

Belgium — 0.3%
Delhaize Group ADR	265,800	14,627
D’ieteren	17,247	836

		15,463

Brazil — 5.4%
Amil Participacoes	2,021,400	23,194
Banco Bradesco ADR	1,853,200	33,617
Banco do Brasil	332,100	5,387
BM&F Bovespa	1,175,440	7,955
BR Malls Participacoes	996,407	12,930
Brasil Telcom ADR	64,300	1,286
BRF - Brasil Foods	142,400	2,964
Cia de Saneamento Basico do Estado de Sao Paulo ADR	713,655	53,610
Cia Paranaense de Energia ADR	1,286,700	32,013
Cia Vale do Rio Doce ADR, Cl B	360,200	9,056
Cosan Industria e Comercio (Brazil)	43,700	787
Embraer ADR	295,900	8,895
Fleury	85,800	1,209
Natura Cosmeticos	488,900	11,390
Petroleo Brasileiro ADR	877,242	26,177
Telegraph Norte Leste Participacoes ADR	1,429,700	15,355
Tim Participacoes ADR	342,060	10,279

Description	Shares	Market Value ($ Thousands)

Totvs	725,265	$13,484

		269,588

Canada — 5.8%
Agrium	328,400	27,988
Alimentation Couche Tard, Cl B	73,530	2,276
Brookfield Asset Management, Cl A	32,733	1,023
Canadian National Railway	189,600	14,676
Canadian Natural Resources	359,642	13,412
Canyon Services Group	1,102,783	16,358
Cascades	32,900	138
Celestica *	139,300	1,314
Cenovus Energy	246,317	9,618
Centerra Gold	120,000	2,424
CGI Group, Cl A *	141,000	3,032
Domtar	59,590	5,713
Dorel Industries, Cl B	21,800	596
Empire, Cl A	32,200	1,863
Enbridge (A)	177,560	6,879
Endeavour Silver *	80,300	839
Goldcorp	90,960	4,412
Magna International, Cl A	396,400	18,917
Manitoba Telecom Services	13,200	443
Manulife Financial	684,200	8,559
MI Developments	53,277	1,994
Nexen	474,543	9,679
Nordion	47	—
Onex	54,200	2,000
Pan American Silver	63,600	1,598
Potash Corp of Saskatchewan	372,540	17,342
Potash Saskatchewan	50,100	2,341
Quebecor, Cl B	24,700	907
Rogers Communications, Cl B (A)	267,100	10,233
Saputo (A)	96,500	4,021
Suncor Energy	104,200	3,768
Teck Cominco, Cl B	34,400	1,384
TMX Group	6,100	268
Toronto-Dominion Bank (A)	264,600	21,584
Trican Well Service	699,676	12,879
Valeant Pharmaceuticals International *	264,439	14,087
West Fraser Timber	17,200	837
Yamana Gold	2,396,861	41,723

		287,125

Chile — 0.3%
CFR Pharmaceuticals	55,584,517	13,428
Enersis ADR	131,127	2,650

		16,078

China — 4.7%
Anhui Conch Cement (A)	4,516,000	15,721
Baidu ADR *	25,120	3,434
China Life Insurance	2,643,774	8,249
China Merchants Bank	10,324,727	23,696
China National Building Material	1,956,000	2,830
China Oilfield Services	9,577,400	16,844
China Petroleum & Chemical	24,236,600	27,781
China Shipping Container Lines * (A)	37,008,900	12,693

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

China Telecom	9,084,000	$5,552
Dongfeng Motor Group (A)	1,748,000	3,430
Industrial & Commercial Bank of China	29,042,800	21,308
Lenovo Group	3,756,000	3,327
Mindray Medical International ADR	451,200	13,811
Noah Holdings ADR *	19,200	154
PetroChina	8,168,000	12,364
Shanghai Friendship Group	241,620	354
Sinopharm Group (A)	2,702,586	7,353
Tencent Holdings	381,286	9,931
Weichai Power (A)	3,878,000	21,401
Yanzhou Coal Mining ADR	346,100	8,535
Zhaojin Mining Industry	6,814,000	14,057

		232,825

Colombia — 0.3%
BanColombia ADR, Cl R	256,600	16,397

Czech Republic — 0.2%
Komercni Banka	52,200	10,251

Denmark — 0.6%
AP Moller - Maersk, Cl B	322	2,607
FLSmidth	43,500	3,475
Novo-Nordisk, Cl B	178,119	25,078

		31,160

Finland — 0.2%
Stora Enso, Cl R	838,126	6,318
UPM-Kymmene	122,991	1,703

		8,021

France — 3.5%
Air Liquide	126,325	16,481
Alstom	65,850	2,849
Arkema	110,054	10,126
BNP Paribas	177,629	8,705
Capital Gemini	266,500	11,789
Faurecia *	13,857	389
France Telecom ADR	1,460,000	22,367
LVMH Moet Hennessy Louis Vuitton	128,626	21,732
Peugeot	282,990	5,695
Publicis Groupe	251,641	13,823
Safran	67,896	2,285
Sanofi-Aventis	275,800	20,480
Societe Generale	232,161	7,531
Teleperformance	19,385	521
Thales	19,600	710
Total	253,162	14,220
Valeo	9,711	525
Vallourec	87,100	6,158
Vivendi	348,570	7,517
Wendel	9,263	784

		174,687

Germany — 5.4%
Aareal Bank *	15,893	345
Adidas	261,908	20,664
Allianz	128,400	15,635

Description	Shares	Market Value ($ Thousands)

BASF	195,413	$17,227
Bayer	79,617	5,911
Bayerische Motoren Werke	129,996	12,073
Celesio	53,600	997
Commerzbank (A)	457,668	1,155
Deutsche Lufthansa	697,183	9,718
Deutsche Post	317,497	5,600
Dialog Semiconductor *	645,561	13,916
Duerr	5,452	336
Fresenius Medical Care	283,068	19,910
GEA Group	385,750	13,086
Hannover Rueckversicherung	8,441	471
Henkel	257,015	14,084
Infineon Technologies	784,154	7,963
Kabel Deutschland Holding *	226,007	13,626
Lanxess	43,340	3,252
Muenchener Rueckversicherungs	102,248	14,970
Norddeutsche Affinerie (A)	72,090	4,311
SAP	677,392	45,896
Siemens	197,651	19,793
Suedzucker	207,321	6,031

		266,970

Hong Kong — 4.0%
AIA Group	1,647,200	6,244
Cathay Pacific Airways	9,363,400	18,592
Chaoda Modern Agriculture	52,790	7
China Mobile	1,783,000	19,047
China Unicom	640,000	1,155
CLP Holdings	1,187,500	10,488
CNOOC	8,108,597	18,610
First Pacific	14,920,027	16,756
Hang Seng Bank	545,100	7,633
Hengdeli Holdings	29,606,000	12,788
Hong Kong Exchanges and Clearing	831,600	15,505
Hongkong Land Holdings	90,000	498
Jardine Matheson Holdings	258,275	13,172
Jardine Strategic Holdings	11,000	336
L’Occitane International	5,697,720	13,474
Luk Fook Holdings International (A)	3,629,000	13,850
Melco Crown Entertainment ADR *	152,290	1,923
New World Development	512,000	705
Orient Overseas International	3,088,000	21,242
Power Assets Holdings	519,500	3,892
RCG Holdings *	137,229	16
SJM Holdings	1,285,000	2,691
Yue Yuen Industrial Holdings	397,500	1,368

		199,992

India — 0.7%
Allahabad Bank	623,168	2,483
Andhra Bank	228,593	611
ICICI Bank ADR	259,500	9,420
IDBI Bank	539,862	1,191
Indian Bank	128,394	632
Indian Overseas Bank	440,079	916
ITC	854,820	3,622
JBF Industries	55,021	125
Oriental Bank of Commerce	218,137	1,252

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Petronet LNG	892,520	$3,070
Tata Motors ADR	453,500	12,380
Vijaya Bank	961,014	1,199
Zuari Industries	6,801	67

		36,968

Indonesia — 1.2%
Altisource Portfolio Solutions *	20,433	1,317
Bank Mandiri	1,394,000	997
Bank Negara Indonesia Persero	2,007,000	840
Bank Rakyat Indonesia Persero	20,555,248	15,724
Charoen Pokphand Indonesia	48,696,500	14,441
HM Sampoerna	17,500	103
Indofood Sukses Makmur	22,367,283	12,647
Kalbe Farma	32,571,619	12,638

		58,707

Ireland — 0.9%
Covidien	281,900	14,729
Experian	899,996	13,593
ICON ADR *	678,267	14,366

		42,688

Israel — 1.3%
Bank Hapoalim	1,007,994	3,270
Ceragon Networks *	345,741	3,165
Check Point Software Technologies *	523,116	30,425
Israel Discount Bank, Cl A *	822,716	1,035
Teva Pharmaceutical Industries ADR	617,950	27,690

		65,585

Italy — 0.4%
Enel	637,034	2,567
Exor	130,179	3,286
Lottomatica *	85,954	1,465
Tod’s	127,859	13,212

		20,530

Japan — 12.3%
Aeon (A)	326,600	4,164
Aisin Seiki	61,100	2,161
Alfresa Holdings	41,000	1,811
Alpen	11,000	200
Alpine Electronics	80,100	1,081
Asahi Glass ADR	842,100	7,520
Autobacs Seven	13,500	647
Brother Industries	20,500	266
Calsonic Kansei	624,000	3,616
Canon	279,516	12,708
Central Glass	71,000	323
Central Japan Railway	381	3,140
Daicel	586,000	3,837
Daihatsu Motor	351,000	6,756
Dai-ichi Life Insurance	5,130	6,769
Daiichikosho	23,200	470
Daikyo	1,116,000	2,881
Dainippon Screen Manufacturing	771,000	6,525
Dainippon Sumitomo Pharma	470,900	4,904
Daito Trust Construction	115,800	10,244
Daiwa House Industry	1,057,000	13,699
Dena	409,700	13,388

Description	Shares	Market Value ($ Thousands)

Denso	561,200	$18,630
Ebara	78,000	283
EDION (A)	243,300	1,770
FamilyMart	50,100	1,962
FANUC	86,350	15,715
Fuji Heavy Industries ADR	1,467,000	22,137
Fuji Media Holdings	919	1,410
Fujitsu	1,230,000	6,702
Geo	200	229
Gulliver International (A)	6,900	270
Heiwa	40,100	781
Hino Motors	336,000	2,399
HIS	30,500	802
Hitachi	8,622,900	50,391
Honda Motor ADR	545,700	20,802
Idemitsu Kosan	22,600	2,340
IHI	1,337,000	3,403
IT Holdings	106,600	1,212
Itochu Techno-Solutions	13,700	613
Japan Securities Finance	2,606,801	15,717
JGC	101,000	2,936
Kaken Pharmaceutical	67,000	852
KDDI	5,019	31,997
Komatsu	1,130,426	33,826
Konica Minolta Holdings	138,500	1,174
K’s Holdings	194,000	6,498
KYB (A)	247,000	1,358
Maeda Road Construction	71,000	840
Medipal Holdings	324,400	3,916
Melco Holdings	14,100	358
Miraca Holdings	99,000	3,798
Mitsubishi Estate	222,000	4,032
Mitsubishi UFJ Financial Group	3,587,708	18,617
Mitsui ADR	62,200	21,397
Mizuho Financial Group	13,223,000	22,218
Nagase	53,000	619
Namco Bandai Holdings	185,500	2,601
NEC Networks & System Integration	39,800	564
NET One Systems	680	1,685
Nichii Gakkan	280,900	3,290
Nippo	166,000	1,799
Nippon Flour Mills	78,000	359
Nippon Light Metal	1,264,000	1,936
Nippon Steel	4,685,000	13,545
Nippon Telegraph & Telephone	158,100	7,491
Nissan Motor	478,300	4,917
Nitto Denko ADR	468,030	19,348
Nomura Real Estate Holdings	31,600	550
Nomura Research Institute	30,200	721
NTT Data	357	1,208
Osaka Securities Exchange (A)	2,524	14,344
Otsuka	10,000	744
Otsuka Holdings	10,200	288
Pioneer	777,300	3,985
Saizeriya (A)	58,000	904
Sanrio (A)	75,500	3,102
Sapporo Hokuyo Holdings	224,800	777
Secom	403,900	19,237
Seino Holdings	165,000	1,168
Sekisui Chemical	84,000	724
Ship Healthcare Holdings	33,900	657

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

SKY Perfect JSAT Holdings	3,769	$1,767
Softbank	382,983	11,455
Sojitz	1,141,600	2,130
Suzuken	34,700	1,027
Suzuki Motor	18,100	431
Sysmex	404,316	14,606
Toagosei	341,000	1,521
Toho Holdings	134,600	2,075
Toshiba TEC	168,000	625
Toyo Seikan Kaisha	77,000	1,133
Toyota Motor	498,047	20,644
Toyota Tsusho	19,300	389
TS Tech	18,700	359
Unipres	45,800	1,270
United Arrows	19,300	386
Watabe Wedding	7,955	73
Xebio	17,600	419
Yamada Denki	12,800	833
Yamato Holdings	112,900	1,788
Zeon	937,000	8,845

		606,834

Malaysia — 0.1%
Affin Holdings	236,400	243
DiGi.Com	790,000	1,060
Hong Leong Financial Group	94,700	382
RHB Capital	712,600	1,891
Telekom Malaysia	2,081,500	3,606

		7,182

Mexico — 0.7%
Alfa, Cl A	150,804	2,027
Fomento Economico Mexicano	89,100	658
Fomento Economico Mexicano ADR	55,830	4,109
Genomma Lab Internacional, Cl B *	5,810,862	11,085
Grupo Elektra	8,136	709
Grupo Lamosa *	17,900	20
Wal-Mart de Mexico	4,403,900	13,762

		32,370

Netherlands — 4.7%
ASML Holding	301,100	13,896
Chicago Bridge & Iron	313,421	14,580
Core Laboratories	277,200	33,724
European Aeronautic Defense and Space	377,321	13,762
Heineken	180,700	9,580
ING Groep *	299,660	2,669
Lyondellbasell Industries *	307,046	13,258
Nutreco	4,429	334
NXP Semiconductor *	559,977	13,887
Reed Elsevier	1,742,300	21,589
Royal Dutch Shell, Cl A (GBP)	120,089	4,386
Royal Dutch Shell, Cl A	1,159,561	42,494
Royal Dutch Shell ADR, Cl A	368,700	26,948
Royal KPN	681,628	7,418
Unilever	207,810	6,930
Yandex, Cl A * (A)	236,700	5,042

		230,497

New Zealand — 0.1%
Chorus *	229,090	630

Description	Shares	Market Value ($ Thousands)

Telecom of New Zealand	1,145,450	$2,067

		2,697

Norway — 2.3%
DnB	1,813,308	23,410
Norsk Hydro	2,580,500	15,601
Seadrill	590,809	24,630
Statoil	344,817	9,927
Statoil ADR	1,432,000	40,783

		114,351

Pakistan — 0.0%
Pakistan Telecommunication	597,411	76

Peru — 0.3%
Cementos Pacasmayo SAA ADR*	1,104,747	12,903
Credicorp	25,590	3,145

		16,048

Philippines — 0.0%
Metropolitan Bank & Trust	283,390	537

Poland — 0.3%
KGHM Polska Miedz	191,110	9,156
Polski Koncern Naftowy Orlen	252,592	2,918
Tauron Polska Energia	413,417	686

		12,760

Portugal — 0.3%
Jeronimo Martins	728,944	13,515

Qatar — 0.3%
Industries Qatar QSC	331,940	12,856

Russia — 0.8%
Gazprom OAO ADR	547,890	7,232
Globaltrans Investment GDR	16,499	288
Lukoil ADR	174,344	11,114
Mail.ru Group GDR *	385,127	15,232
NovaTek OAO GDR	25,710	3,731

		37,597

Singapore — 0.9%
DBS Group Holdings	1,102,000	12,549
Ho Bee Investment	10,486,849	11,269
United Overseas Bank ADR	719,200	20,692
UOB-Kay Hian Holdings	55,000	73
Yangzijiang Shipbuilding Holdings	1,817,000	1,982

		46,565

South Africa — 0.8%
Exxaro Resources	173,560	4,915
Mpact *	122,944	248
MTN Group	132,707	2,410
Sasol ADR	573,300	30,597
Telkom	253,773	880

		39,050

South Korea — 3.7%
Daum Communications	129,416	13,037

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Hana Financial Group	272,820	$9,621
Hanjin Shipping	455,210	7,019
Hyundai Hysco	54,990	1,875
Hyundai Motor	134,699	26,007
Kia Motors	263,040	16,624
KISCO Holdings	616	22
Korea Zinc	6,874	2,695
KT	15,560	453
LG Hausys	1,304	92
NCSoft	8,050	1,993
POSCO	37,295	13,868
POSCO ADR	199,700	18,472
Samsung Electronics	22,226	23,960
SK C&C	5,226	586
SK Holdings	51,809	7,850
SK Telecom	10,484	1,363
SK Telecom ADR	1,546,211	22,343
Woori Finance Holdings	347,520	3,805
Woori Finance Holdings ADR	290,600	9,532

		181,217

Spain — 0.3%
Banco Pastor	160	1
Banco Santander Central
Hispano	99,094	825
Mapfre	4,528,187	15,634

		16,460

Sweden — 1.7%
Billerud	58,221	538
Getinge, Cl B	713,898	20,530
Hennes & Mauritz, Cl B	444,305	16,068
Industrivarden, Cl C	66,203	1,004
Kinnevik Investment, Cl B	303,451	6,959
Sandvik	240,120	3,692
Svenska Cellulosa ADR	571,900	10,191
Svenska Handelsbanken, Cl A	204,400	6,907
Swedbank, Cl A	78,830	1,357
Telefonaktiebolaget LM Ericsson
ADR	1,545,000	15,419

		82,665

Switzerland — 4.0%
Clariant	123,438	1,733
Credit Suisse Group	859,231	23,187
Credit Suisse Group ADR	451,200	12,101
Forbo Holding	2,368	1,580
Georg Fischer	1,098	524
Julius Baer Group	218,591	8,602
Meyer Burger Technology * (A)	49,995	888
Nestle	374,237	22,973
Novartis	280,912	15,370
Novartis ADR	224,100	12,216
OC Oerlikon *	297,982	2,266
Partners Group Holding	7,625	1,426
Roche Holding	155,372	27,164
Schindler Holding	16,619	2,057
STMicroelectronics	635,624	4,762
Swatch Group, Cl B	24,026	10,940
Swiss Life Holding	11,788	1,365
Syngenta	13,500	4,421
Transocean	238,900	12,743
UBS	87,363	1,227

Description	Shares	Market Value ($ Thousands)

Zurich Financial Services ADR	1,226,000	$31,018

		198,563

Taiwan — 1.1%
Advanced Semiconductor
Engineering ADR	3,941,176	19,233
Chinatrust Financial Holding	67,364	46
Far Eastern Textile	14,495	19
Far EasTone
Telecommunications	264,000	554
Fubon Financial Holding	8,617,612	10,143
High Tech Computer	189,823	4,268
Hiwin Technologies	160,680	1,798
Hwa Fong Rubber *	616,000	162
Long Bon International	488,000	230
Taishin Financial Holding	2,193,211	895
Taiwan Semiconductor Manufacturing ADR	654,500	9,503
United Microelectronics	4,159,000	2,193
United Microelectronics ADR	1,211,600	3,296

		52,340

Thailand — 1.4%
Advanced Info Service	2,063,800	10,911
Bangkok Bank	1,564,600	9,357
Charoen Pokphand Foods	15,663,600	18,761
CP ALL	6,507,263	14,244
Kasikornbank	183,000	886
Krung Thai Bank	6,538,300	3,759
Siam Commercial Bank	752,700	3,233
Total Access Communication	3,868,600	8,852

		70,003

Turkey — 0.9%
Akbank	3,242,563	13,038
Arcelik	516,167	2,377
KOC Holding ADR	497,000	10,263
Turk Ekonomi Bankasi *	480,817	463
Turkiye Garanti Bankasi	3,696,198	14,057
Turkiye Halk Bankasi	467,490	3,226
Turkiye Sinai Kalkinma Bankasi	600,403	750
Turkiye Vakiflar Bankasi Tao,
Cl D	1,578,333	2,802

		46,976

United Kingdom — 13.1%
Aberdeen Asset Management	640,560	2,463
Anglo American	91,240	3,862
ARM Holdings	864,992	7,869
ARM Holdings ADR	1,271,300	34,554
AstraZeneca	417,952	18,744
AstraZeneca ADR	597,600	26,826
BAE Systems	779,191	3,892
BAE Systems ADR	999,000	19,930
Barclays	107,925	422
Barclays ADR	519,800	8,093
BG Group	1,107,269	26,841
BHP Billiton	131,996	4,296
BP	848,613	6,675
BP PLC ADR	197,128	9,297
British American Tobacco	611,956	31,057
British Land ‡	208,020	1,563
Cape	75,514	527
Carnival	390,650	11,532

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Catlin Group	87,949	$585
Centrica	826,925	4,016
Debenhams	294,774	347
Diageo	1,131,338	27,172
Diageo ADR	216,600	20,698
Drax Group	152,300	1,263
Eurasian Natural Resources	139,893	1,565
HSBC Holdings	1,411,876	12,547
Imagination Technologies
Group *	1,347,234	13,246
Imperial Tobacco Group	1,036,845	41,259
Intermediate Capital Group	2,977,520	12,876
Investec	239,276	1,570
Kazakhmys	285,514	5,058
Kingfisher	3,132,784	14,222
Marks & Spencer Group ADR	910,700	10,478
Pearson	681,434	13,052
Reckitt Benckiser Group	392,515	21,820
Rio Tinto	210,974	12,079
Rio Tinto ADR	742,800	42,288
Rolls-Royce Holdings	732,540	9,526
SABMiller	255,288	10,389
Sage Group ADR	540,400	10,703
Shire	1,001,158	35,153
Standard Chartered	877,041	22,662
Tate & Lyle	57,079	636
Tesco	2,965,562	14,975
Unilever ADR	1,075,700	34,928
Vodafone Group	5,971,540	16,155
Weir Group	391,040	13,155
WH Smith	40,700	346
William Hill	559,001	2,005
Wolseley	59,300	2,307
Xyratex	114,283	1,957

		649,481

United States — 2.5%
Apple *	3,049	1,654
Arctic Cat *	6,228	229
Axis Capital Holdings	619,200	19,103
Boise	405,023	3,333
Briggs & Stratton	34,072	577
CACI International, Cl A *	7,654	453
Calamos Asset Management,
Cl A	36,343	446
Cambrex *	100,750	671
Career Education *	47,363	408
Carnival	383,400	11,613
Cash America International	13,535	628
CBOE Holdings	73,475	2,026
Centene *	27,993	1,366
Central Garden and Pet *	45,888	416
Chemed	9,161	567
Discover Financial Services	22,677	680
Everest Re Group	182,800	16,059
Golden Star Resources *	377,686	740
Hi-Tech Pharmacal *	31,764	1,268
Interactive Brokers Group, Cl A	31,951	507
Jakks Pacific	20,501	318
Janus Capital Group	114,103	1,006
Momenta Pharmaceuticals *	55,719	817
PHH *	66,186	901
Radian Group	134,107	508

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

RenaissanceRe Holdings	114,400	$8,232
Schlumberger	248,650	19,298
Smithfield Foods *	26,234	614
Spectrum Pharmaceuticals *	165,652	2,350
Tyson Foods, Cl A	283,536	5,362
Universal	35,262	1,620
Virgin Media	531,407	13,392
WellCare Health Plans *	4,513	306
World Acceptance *	33,970	2,158
Yum! Brands	88,200	5,843

		125,469

Total Common Stock (Cost $4,298,348) ($ Thousands)		4,582,294

PREFERRED STOCK — 1.2%

Brazil — 0.5%
Cia de Bebidas das Americas ADR	308,542	12,345
Itau Unibanco Holding ADR	659,100	13,874

		26,219

Germany — 0.7%
Hugo Boss	145,683	15,228
Volkswagen	85,190	15,994

		31,222

Total Preferred Stock (Cost $44,242) ($ Thousands)		57,441

EXCHANGE TRADED FUND — 0.5%

United States — 0.5%
iShares MSCI Emerging Markets Index Fund	504,600	22,359

Total Exchange Traded Fund (Cost $21,672) ($ Thousands)		22,359

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
China Trust, Expires 04/05/12 *	3,366	1

Total Rights (Cost $—) ($ Thousands)		1

AFFILIATED PARTNERSHIP — 7.3%
SEI Liquidity Fund, L.P. 0.160% †** (B)	366,476,364	363,429

Total Affiliated Partnership (Cost $366,476) ($ Thousands)		363,429

CASH EQUIVALENT — 3.9% SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% †**	194,999,285	194,999

Total Cash Equivalent (Cost $194,999) ($ Thousands)		194,999

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.060%, 06/14/12	$2,382	2,381
0.046%, 09/20/12	7,028	7,024

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.040%, 08/23/12	$1,351	$1,350
0.017%, 06/28/12	6,469	6,467

Total U.S. Treasury Obligations
(Cost $17,226) ($ Thousands)		17,222

Total Investments — 105.7%
(Cost $4,942,963) ($ Thousands) ††		$5,237,745

The open futures contracts held by the Fund at February 29, 2012, is as follows:
Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	1,768	Mar-2012	$2,612
FTSE 100 Index	518	Mar-2012	1,460
Hang Seng Index	60	Mar-2012	122
S&P/TSX 60 Index	168	Mar-2012	700
SPI 200 Index	142	Mar-2012	394
Topix Index	376	Mar-2012	4,019

			$9,307

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Maturity Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
5/9/12	EUR 38,970	USD 53,504	$1,367
5/9/12	USD 8,982	EUR 6,629	(114)

			$1,253

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
SSB (State Street)	(61,120)	62,373	$1,253

For the period ended February 29, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,953,931 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $352,850 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $363,429 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $4,942,963 ($ Thousands), and the unrealized appreciation and depreciation were $505,644 ($ Thousands) and $(210,862) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,582,287	$—	$7	$4,582,294
Preferred Stock	57,441	—	—	57,441
Exchange Traded Fund	22,359	—	—	22,359
Rights	1	—	—	1
Affiliated Partnership	—	363,429	—	363,429
Cash Equivalent	194,999	—	—	194,999
U.S. Treasury Obligations	—	17,222	—	17,222

Total Investments in Securities	$4,857,087	$380,651	$7	$5,237,745

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$9,307	$—	$—	$9,307
Forwards Contracts *	—	1,253	—	1,253

Total Other Financial Instruments	$9,307	$1,253	$—	$10,560

*	Futures and forwards contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Net transfer into Level 3	7
Net transfer out of Level 3	—

Ending balance as of February 29, 2012	$7

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

For the period ended February 29, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 29, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.0%

Australia — 4.5%
Australia & New Zealand Banking Group	432	$10
BGP Holdings *	4,500	—
BHP Billiton	14,165	553
BHP Billiton ADR	4,300	330
Caltex Australia	7,465	111
Commonwealth Bank of Australia	3,647	195
Iluka Resources	3,510	63
National Australia Bank	6,629	170
Rio Tinto	3,295	240
Santos	15,426	240
Suncorp Group	5,590	49
Telstra	20,700	74
WDS	17,485	13
Westpac Banking	134	3
Woodside Petroleum	6,600	266

		2,317

Austria — 1.6%
Conwert Immobilien Invest	12,203	138
Erste Group Bank	6,259	158
Schoeller-Bleckmann Oilfield
Equipment	5,091	462
Strabag	1,589	48
Voestalpine	1,070	38

		844

Belgium — 0.2%
KBC Groep	2,998	71
Recticel	5,843	39

		110

Brazil — 2.4%
Amil Participacoes	30,700	352
Banco Bradesco ADR	12,100	219
BM&F Bovespa	27,499	186
BRF - Brasil Foods	2,700	56
Cia de Saneamento Basico do
Estado de Sao Paulo	1,400	53
Embraer ADR	4,952	149
Natura Cosmeticos	6,765	158
Tim Participacoes ADR	1,521	46

		1,219

Canada — 5.2%
Barrick Gold	500	24
Brookfield Real Estate Services	2,000	28
Canadian National Railway	3,204	248
Canadian Natural Resources	9,873	368
Canadian Oil Sands	4,506	108
Cenovus Energy	4,974	194
Cogeco	400	20
Enbridge	6,220	241
Goldcorp	2,040	99
Imperial Oil	4,400	211
Magellan Aerospace *	1,300	4
Magna International, Cl A	3,000	144
Nexen	9,406	193
Nordion	3	—
Onex	100	4
Petrominerales	1,006	19

Description	Shares	Market Value ($ Thousands)

Potash Corp of Saskatchewan	7,238	$337
Rogers Communications, Cl B	3,800	146
Royal Bank of Canada	3,200	181
Teck Cominco, Cl B	2,200	88

		2,657

China — 5.6%
Agricultural Bank of China	10,000	5
Anhui Conch Cement	66,000	230
Baidu ADR *	510	70
Bank of China	412,000	179
China Life Insurance	43,367	135
China Merchants Bank	166,975	383
China National Building Material	48,000	69
China Oilfield Services	147,800	260
China Shipping Container Lines *	568,000	195
China Telecom	62,000	38
Dongyue Group	57,000	59
Industrial & Commercial Bank of China	550,758	404
Lenovo Group	72,000	64
Mindray Medical International ADR	6,800	208
Sinopharm Group	44,825	122
Tencent Holdings	6,264	163
Weichai Power	59,000	326

		2,910

Colombia — 0.9%
BanColombia ADR, Cl R	3,900	249
Ecopetrol ADR	3,788	221

		470

Cyprus — 0.1%
Bank of Cyprus	49,690	39

Czech Republic — 0.3%
Komercni Banka	800	157

Denmark — 1.3%
AP Moller - Maersk, Cl B	29	235
Novo-Nordisk, Cl B	2,927	412

		647

Finland — 0.1%
Norvestia, Cl B	38	—
Tieto	1,555	29

		29

France — 2.8%
Air Liquide	2,058	268
AXA	9,963	161
BNP Paribas	2,561	126
Danone	980	67
Les Nouveaux Constructeurs Investissement	2,195	20
LVMH Moet Hennessy Louis
Vuitton	2,093	354
Natixis	175	1
Publicis Groupe	4,610	253
Societe Generale	3,201	104
Vallourec	1,500	106

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Vivendi	503	$11

		1,471

Germany — 5.6%
Adidas	4,395	347
Allianz	2,179	265
Aurelius	449	21
BASF	5,917	522
Bayer	2,006	149
Bayerische Motoren Werke	1,778	165
Continental	800	73
Fresenius Medical Care	5,122	360
Infineon Technologies	2,341	24
Leifheit	196	6
SAP	9,405	637
Siemens	2,715	272
Suedzucker	1,130	33
Volkswagen	157	27

		2,901

Greece — 0.0%
OPAP	901	8

Hong Kong — 4.0%
AIA Group	31,600	120
Alco Holdings	38,415	13
Allan International Holdings	11,683	3
China Mobile	24,500	262
CLP Holdings	2,500	22
CNOOC	125,412	288
CSI Properties	1,960,000	63
First Pacific	56,000	63
Hong Kong Exchanges and Clearing	14,921	278
Hong Kong Ferry Holdings	10,000	8
Jardine Matheson Holdings	910	46
Jardine Strategic Holdings	1,842	56
Melco Crown Entertainment ADR *	2,920	37
Orient Overseas International	46,500	320
Pacific Textile Holdings	75,000	49
Power Assets Holdings	6,500	49
SJM Holdings	39,000	82
Sun Hung Kai Properties	3,000	46
TAI Cheung Holdings	208,000	141
Wing On International	30,111	64
Yue Yuen Industrial Holdings	11,500	40

		2,050

India — 0.4%
ICICI Bank ADR	3,900	141
Infosys ADR	190	11
Tata Steel GDR	5,680	55

		207

Indonesia — 0.2%
Asahimas Flat Glass	3,000	2
Bank Rakyat Indonesia Persero	72,000	55
Indosat	83,000	50

		107

Ireland — 0.9%
Covidien	4,436	232

Description	Shares	Market Value ($ Thousands)

ICON ADR *	10,233	$216

		448

Israel — 1.3%
Ceragon Networks *	9,659	88
Check Point Software Technologies *	4,891	285
Teva Pharmaceutical Industries ADR	6,475	290

		663

Italy — 0.5%
Danieli & C Officine Meccaniche	620	17
Enel	33,760	136
Exor	2,305	58
Impregilo	7,555	26

		237

Japan — 11.9%
Arc Land Sakamoto	4,500	77
Asahi Kogyosha	7,000	30
AT-Group	3,000	38
Belluna	5,450	43
Best Denki	14,000	38
Bridgestone	3,800	92
Canon	4,667	212
Chuo Spring	3,000	12
Daihatsu Motor	3,500	67
Dai-ichi Life Insurance	95	125
Daito Trust Construction	700	62
Daiwa House Industry	4,000	52
Denso	8,500	282
Faith	198	24
FamilyMart	1,000	39
FANUC	1,699	309
Fields	10	15
First Juken	300	3
Fuji Kiko *	2,000	8
Fujitec	4,000	25
Fujitsu	18,000	98
Futaba Industrial	11,000	66
Gamecard-Joyco Holdings	1,000	18
Happinet	4,200	38
HIS	5,200	137
Hitachi	71,000	415
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	15
Hokuriku Gas	5,000	14
Honda Motor ADR	8,400	320
ID Home	600	16
IT Holdings	200	2
Japan Tobacco	6	32
JGC	2,000	58
Kamei	4,000	52
KDDI	30	191
Keiyo Gas	1,000	4
Kikuchi	600	13
Komatsu	14,570	436
KRS	900	10
Maruzen - General Commercial Kitchen Appliances & Equipment	2,000	13
MCJ	4,000	7

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Mitani	4,800	$64
Mitsubishi Estate	4,000	73
Mitsubishi UFJ Financial Group	106,453	552
Murakami	1,000	13
Nagawa	300	4
Nakano	2,500	6
Nichireki	4,000	23
NIFTY	20	23
Nippon Steel	69,000	199
Nippon Telegraph & Telephone	5,400	256
Nisshin Fudosan	4,800	32
Nissin Sugar Holdings *	2,300	48
Nittan Valve	1,300	5
Otsuka Holdings	4,300	121
Pacific Industrial	4,000	22
Rokko Butter	3,000	17
San-Ai Oil	3,000	14
Sankyo Frontier	2,000	15
Sanoh Industrial	800	6
Sanrio	1,100	45
Secom	6,100	291
Seino Holdings	20,000	142
Senshu Electric	1,600	20
Shidax	2,600	12
Shoei Foods	100	1
Soken Chemical & Engineering	700	7
Starts	1,500	8
Sumitomo Mitsui Financial Group	400	14
Takagi Securities	5,000	6
Takano	800	5
TBK	2,000	13
Tokai	4,200	85
Tokyu Construction	44,750	121
Toyota Motor	8,124	337
Toyota Tsusho	200	4
West Japan Railway	297	12
Yachiyo Industry	600	4
Yamato International	600	3
Yellow Hat	1,000	15

		6,151

Malaysia — 0.1%
DRB-Hicom	18,300	15
Hong Leong Financial Group	7,200	29

		44

Mexico — 1.6%
Alfa, Cl A	2,300	31
Fomento Economico Mexicano ADR	1,070	79
Gruma, Ser B, Cl B *	81,000	198
Grupo Elektra	129	11
Grupo KUO De	9,900	19
Grupo Simec, Ser B, Cl B *	5,900	16
Industrias, Ser B *	54,100	217
Wal-Mart de Mexico	78,005	244

		815

Netherlands — 2.3%
Core Laboratories	4,540	552
European Aeronautic Defense & Space	7,098	259
ING Groep *	5,928	53

Description	Shares	Market Value ($ Thousands)

Royal KPN	10,335	$112
Unilever	3,980	133
Yandex, Cl A *	3,414	73

		1,182

New Zealand — 0.2%
Chorus *	7,146	20
Telecom of New Zealand	35,732	64

		84

Norway — 1.1%
DnB	26,850	347
Norsk Hydro	39,558	239

		586

Peru — 0.1%
Credicorp	490	60

Poland — 0.7%
Getin Holding *	3,605	3
KGHM Polska Miedz	3,304	158
Polski Koncern Naftowy Orlen	9,007	104
Tauron Polska Energia	54,387	90

		355

Russia — 0.4%
NovaTek OAO GDR	490	71
Sberbank of Russia ADR	6,700	92
Surgutneftegaz ADR	3,407	36

		199

Singapore — 1.3%
Bukit Sembawang Estates	11,000	40
DBS Group Holdings	19,000	216
Golden Agri-Resources	8,000	5
GP Batteries International	17,000	15
Ho Bee Investment	7,000	8
Keppel	7,000	62
Oversea-Chinese Banking	2,000	14
Popular Holdings	41,000	6
QAF	39,000	21
United Industrial	89,000	198
United Overseas Bank	7,000	101

		686

South Africa — 0.3%
Exxaro Resources	3,330	94
MTN Group	4,320	79

		173

South Korea — 3.3%
Dae Han Flour Mills	108	16
Hana Financial Group	370	13
Hanjin Shipping	6,616	102
Hyundai Hysco	1,030	35
Hyundai Motor	981	189
Ilshin Spinning	222	17
Kia Motors	2,825	179
Korea Zinc	131	51
KyungDong City Gas	297	15
NCSoft	155	38
Nexen	1,031	55
Nong Shim Holdings	604	29
POSCO	526	196

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

Samsung Electronics	419	$452
SK Holdings	926	140
Taekwang Industrial	123	144
YESCO	1,030	25

		1,696

Spain — 0.5%
Banco Pastor	23	—
Mapfre	68,665	237

		237

Sweden — 2.1%
Billerud	1,324	12
Getinge, Cl B	10,791	310
Hennes & Mauritz, Cl B	7,233	262
Sandvik	4,600	71
Svenska Cellulosa, Cl B	243	4
Svenska Handelsbanken, Cl A	3,700	125
Swedbank, Cl A	4,960	85
Telefonaktiebolaget LM Ericsson ADR	23,700	237

		1,106

Switzerland — 5.3%
Clariant	2,237	32
Credit Suisse Group	8,458	228
Credit Suisse Group ADR	6,900	185
Julius Baer Group	3,760	148
Nestle	7,550	464
Novartis	6,893	377
Novartis ADR	3,400	185
Roche Holding	2,802	490
Schindler Holding	479	59
Swatch Group, Cl B	490	223
Swiss Re	1,350	81
Syngenta	230	75
Transocean	3,600	192

		2,739

Taiwan — 2.1%
Advanced Semiconductor Engineering ADR	59,787	292
Asia Polymer	37,500	49
Asustek Computer	1,647	15
Catcher Technology	10,000	73
CMC Magnetics *	78,000	15
Elitegroup Computer Systems	52,000	14
Formosa Chemicals & Fibre	5,000	16
Formosa Petrochemical	7,000	23
High Tech Computer	3,023	68
Hiwin Technologies	3,090	35
HON HAI Precision Industry	7,392	26
Nan Ya Plastics	6,000	15
Pegatron	3,633	5
Quanta Computer	8,000	20
Taiwan Semiconductor Manufacturing	19,000	52
Taiwan Semiconductor Manufacturing ADR	15,183	220
United Microelectronics ADR	41,062	112
Yageo	72,000	24

Description	Shares	Market Value ($ Thousands)

Zenitron	23,000	$16

		1,090

Thailand — 0.7%
Bangchak Petroleum	7,700	6
Charoen Pokphand Foods	44,800	54
LPN Development	122,700	60
Siam Commercial Bank	14,300	61
Total Access Communication	73,200	167

		348

Turkey — 0.9%
Akbank	49,934	201
Turkiye Garanti Bankasi	58,507	222
Turkiye Halk Bankasi	8,920	62

		485

United Kingdom — 15.9%
Anglo American	1,900	80
ARM Holdings	14,679	134
ARM Holdings ADR	19,600	533
AstraZeneca	6,499	291
BAE Systems	3,357	17
Barclays	19,305	76
BG Group	22,666	549
BHP Billiton	3,945	128
BP	21,255	167
BP PLC ADR	4,764	225
British American Tobacco	9,928	504
Carnival	6,531	193
Dart Group	7,297	8
Diageo	18,075	434
Eurasian Natural Resources	8,315	93
GKN	15,500	54
HSBC Holdings	37,396	333
Imperial Tobacco Group	7,847	312
Johnson Service Group	14,781	7
Kazakhmys	1,580	28
Kingfisher	60,467	274
Meggitt	12,990	80
Pearson	13,889	266
QinetiQ	2,709	7
Reckitt Benckiser Group	6,602	367
Rio Tinto	5,620	322
Rio Tinto ADR	6,200	353
Rolls-Royce Holdings	13,360	174
Royal Bank of Scotland Group *	208,913	93
SABMiller	4,460	181
Shire	15,629	549
Standard Chartered	14,808	383
Subsea 7	7,300	176
Tesco	53,103	268
Unilever ADR	7,900	256
Vodafone Group	101,940	276

		8,191

United States — 2.3%
Adams Resources & Energy	276	11
Apple *	449	243
Calamos Asset Management, Cl A	3,425	42
Carnival	5,900	179
Chevron	549	60
Everest Re Group	2,800	246
Exxon Mobil	173	15

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 29, 2012

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Golden Star Resources *	1,195	$2
Multimedia Games Holding *	3,771	39
Philip Morris International	2,680	224
Providence Service *	1,585	24
Yum! Brands	1,300	86

		1,171

Total Common Stock (Cost $45,400) ($ Thousands)		46,889

PREFERRED STOCK — 1.7%

Brazil — 1.0%
Cia de Bebidas das Americas ADR	2,386	95
Cia Energetica do Ceara	8,900	195
Itau Unibanco Holding ADR	10,000	211

		501

Canada — 0.0%
Primero Mining, Cl Common
Subscription Recei *	11,900	34

Germany — 0.7%
Hugo Boss	420	44
RWE	88	4
Volkswagen	1,648	309
WMF Wuerttembergische Metallwarenfabrik	186	7

		364

Total Preferred Stock (Cost $727) ($ Thousands)		899

EXCHANGE TRADED FUND — 0.7%

United States — 0.7%
iShares MSCI Emerging Markets
Index Fund	7,700	341

Total Exchange Traded Fund (Cost $357) ($ Thousands)		341

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.090% †**	2,003,111	2,003

Total Cash Equivalent (Cost $2,003) ($ Thousands)		2,003

U.S. TREASURY OBLIGATIONS (A) (B) — 0.4%
U.S. Treasury Bills
0.072%, 08/23/12	$15	15
0.061%, 06/28/12	208	208
Total U.S. Treasury Obligations (Cost $223) ($ Thousands)		223

Total Investments — 97.7%
(Cost $48,710) ($ Thousands) ††		$50,355

The open futures contracts held by the Fund at February 29, 2012, is as follows:
Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	15	Mar-2012	$41
FTSE 100 Index	4	Mar-2012	23
Hang Seng Index	1	Mar-2012	2
S&P/TSX 60 Index	2	Mar-2012	17
SPI 200 Index	2	Mar-2012	4
Topix Index	3	Mar-2012	38

			$125

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
5/9/12	EUR	575	USD	789	$20

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
SSB (State Street)	(769)	789	$20

For the period ended February 29, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $51,535 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $48,710 ($ Thousands), and the unrealized appreciation and depreciation were $4,332 ($ Thousands) and $(2,687) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,889	$—	$—	$46,889
Preferred Stock	899	—	—	899
Exchange Traded Fund	341	—	—	341
Cash Equivalent	2,003	—	—	2,003
U.S. Treasury Obligations	—	223	—	223

Total Investments in Securities	$50,132	$223	$—	$50,355

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 29, 2012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$125	$—	$—	$125
Forwards Contracts *	—	20	—	20

Total Other Financial Instruments	$125	$20	$—	$145

*	Futures and forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 32.5%
Advanstar Communications 1st Lien
2.830%, 06/02/14	$521	$402
Advantage Sales & Marketing
5.250%, 12/17/17	992	987
Advantage Sales & Marketing 2nd Lien
9.250%, 06/18/18	550	543
Affinion Group Holdings
5.000%, 10/08/16	491	460
Alliant Insurance Service
3.579%, 08/21/14	667	659
Allison Transmission
2.750%, 08/07/14	146	144
American Rock Salt Term Loan B
5.500%, 04/19/17	499	463
Ameristar Casinos Term Loan B
4.000%, 04/14/18	670	671
Aramark Facility
2.454%, 01/26/14	27	27
Aramark US
2.454%, 01/26/14	341	338
Asurion LLC 1st Lien
5.500%, 06/10/18	472	471
Asurion LLC 2nd Lien
9.000%, 05/20/19	1,000	1,016
Atlantic Broadband Finance LLC
Tranche B
4.000%, 02/24/16	438	436
Avaya Term Loan B-1
3.241%, 10/26/14	164	161
Avaya Term Loan B-3
4.991%, 10/26/17	826	801
Biomet Dollar
3.574%, 03/25/15	274	271
3.244%, 03/25/15	154	152
Black Press US Partnership
Tranche B-1
2.489%, 08/02/13	419	387
Black Press US Partnership
Tranche B-2
2.489%, 08/02/13	254	235
Bragg Communications Term
Loan B
0.000%, 02/27/18 (A)	1,000	997
Burlington Coat Factory Term
Loan B
6.250%, 02/10/17	517	517
Calpine
4.500%, 04/01/18	298	295
Cannery Casino
4.520%, 05/17/13	107	103
Cannery Casino 1st Lien
4.520%, 05/17/13	130	125
CDW
3.751%, 10/12/14	256	255
Cedar Fair
4.000%, 12/15/16	540	540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cengage Learning Holdco
2.490%, 06/28/14	$979	$909
Ceridian
3.244%, 11/08/14	494	467
Charter Communications Term
Loan C
3.830%, 09/06/16	520	516
Charter Term Loan B-1
2.244%, 03/15/14	2	2
Citco
5.500%, 05/24/18	1,095	1,059
City Center Holdings LLC
7.500%, 01/31/15	120	120
Claire’s Stores
3.301%, 05/29/14	123	117
2.994%, 05/29/14	433	411
CommScope
5.000%, 01/14/18	298	298
Community Health Systems Term
Loan B
3.989%, 01/25/17	657	649
3.770%, 01/25/17	228	225
ConvaTec Dollar
5.750%, 12/30/16	1,291	1,287
Cristal Inorganic Chemicals US
6.329%, 11/15/14	500	499
DAE Aviation Holdings Tranche B-1
5.560%, 07/31/14	522	513
DAE Aviation Holdings Tranche B-2
5.560%, 09/27/14	499	490
Del Monte Foods
4.500%, 03/08/18	597	585
Delphi Tranche B
3.500%, 03/31/17	471	470
Dex Media West LLC
7.250%, 10/24/14	1,363	778
Dole Food Company Tranche B-2
6.000%, 07/08/18	28	28
5.000%, 07/08/18	111	110
Dunkin Brands
4.000%, 11/23/17	491	490
Emergency Medical Services
5.250%, 04/27/18	434	432
Emergency Medical Services
Initial Term Loan
5.250%, 04/27/18	169	168
Endo Pharmaceuticals Term Loan B
4.000%, 06/08/18	626	627
EquiPower Resource Holdings
Term Loan B
5.750%, 01/26/18	332	312
Federal Mogul
2.198%, 12/29/14	379	362
2.188%, 12/29/14	72	69
Federal Mogul Term Loan C
2.198%, 12/28/15	26	25
2.188%, 12/28/15	204	195

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
4.245%, 03/24/18	$636	$571
First Data Term Loan B-3
2.995%, 09/24/14	68	65
First Data Tranche B-1
2.995%, 09/24/14	657	628
Firth Rixson Term Loan B
5.079%, 12/18/15	250	236
Firth Rixson Term Loan C
5.579%, 12/20/16	250	237
Formula One (Alpha D2) Facility
Tranche B
2.369%, 12/31/13	264	254
Formula One (Alpha D2) Facility Tranche B-2
2.369%, 12/31/13	202	194
Freescale Semiconductor
4.518%, 12/01/16	852	830
Generac Power Systems Term Loan B
3.750%, 02/06/19	750	747
Gibson Energy
5.750%, 06/14/18	995	996
Global Cash Access
7.000%, 02/01/16	403	402
Global Cash Access Term Loan
7.000%, 02/01/16	69	69
Goodman Global
5.750%, 10/30/17	326	327
Graphic Packaging International
3.331%, 05/16/14	82	82
3.322%, 05/16/14	37	37
3.015%, 05/16/14	158	158
2.995%, 05/16/14	61	61
Harron Communications L.P. Term Loan B
5.250%, 10/05/17	649	644
Hertz
3.750%, 03/04/18	417	416
Hub International
3.079%, 06/13/14	490	481
Iasis Healthcare 1st Lien
5.000%, 05/03/18	404	401
IMS Health
4.500%, 08/31/17	693	693
Infor Enterprise Solutions
6.000%, 07/28/12	415	404
Infor Global Enterprise Solutions
6.494%, 03/02/14	27	24
Infor Global Solutions 1st Lien
6.000%, 07/28/15	217	210
Infor Global Solutions 2nd Lien
6.494%, 03/02/14	443	401
Infor Global Solutions Tranche B- 2
7.250%, 07/28/15	497	484
Integra Telecom
9.250%, 04/07/15	561	494
Intelsat
3.254%, 02/01/14	450	439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Jackson Holdings Term Loan B
5.250%, 04/03/18	$302	$301
Inventiv Health Incremental Term
Loan B-3
6.750%, 07/19/18	496	476
Inventiv Health Term Loan B
6.500%, 08/04/16	1,116	1,073
J. Crew
4.750%, 03/07/18	993	971
Knology Term Loan B
4.000%, 08/08/17	495	490
Lamar Media
4.000%, 10/01/16	249	248
Language Line Term Loan B
6.250%, 06/20/16	477	473
Live Nation Entertainment
4.500%, 10/20/16	246	245
Manitowoc Term Loan B
4.250%, 11/13/17	415	414
MedMedia USA Term Loan B
6.250%, 10/05/13	301	282
Meg Energy
4.000%, 03/18/18	648	647
Momentive Specialty Chemicals
Tranche C-1A, Ser C-1
2.875%, 05/05/13	346	341
Momentive Specialty Chemicals
Tranche C-2A, Ser C-2
2.875%, 05/05/13	156	154
NCI Building Systems Tranche B
6.500%, 04/18/14	652	631
Neiman Marcus Group
4.750%, 05/10/18	491	487
Nelson Education Term Loan B-1
3.079%, 07/05/14	782	665
Nexstar Broadcasting Term Loan B
5.000%, 09/30/16	447	443
Nielsen Finance
2.257%, 12/31/17	87	86
NRG Energy Term Loan B
4.000%, 07/01/18	697	693
NXP BV
4.500%, 03/07/17	476	467
PACTIV
6.500%, 02/09/18	186	188
Penn National Gaming Term Loan B
3.750%, 06/14/18	446	446
Quantum
3.770%, 07/11/14	658	648
Quintiles Transnational Term Loan B
5.000%, 05/26/18	655	651
Raycom TV Broadcasting Tranche B
4.500%, 05/31/17	595	583
re/max International
5.500%, 04/16/16	458	454

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reable Therapeutics (DJO Finance) Term Loan B
3.270%, 05/20/14	$353	$348
Realogy
4.770%, 10/10/16	1,283	1,190
0.389%, 10/10/16	130	121
Regal Cinemas
3.579%, 08/23/17	594	590
Reynolds Group Holdings
6.500%, 02/09/18	680	687
Reynolds Group Holdings Term Loan
6.500%, 02/09/18	12	12
Roundy’s Supermarkets Term Loan B
0.000%, 02/10/19 (A)	1,000	985
Rovi Guides Tranche B
4.000%, 02/07/18	248	248
San Juan Cable Holdings LLC
Term Loan B
6.000%, 06/09/17	746	729
Sealed Air
4.750%, 10/03/18	420	424
Sealed Air Term Loan B
4.750%, 10/03/18	368	371
Sedgwick Claims Management
5.000%, 12/31/16	596	594
Sensata Technologies BV
4.000%, 05/10/18	995	993
Sequa
3.840%, 12/03/14	469	464
3.780%, 12/03/14	17	17
3.760%, 12/03/14	14	14
Smart Technologies
3.020%, 08/28/14	495	470
Solvest Tranche C-2
6.000%, 07/08/18	8	8
5.000%, 07/08/18	251	249
Star West Generation LLC Term
Loan B
6.000%, 05/17/18	1,113	1,097
Sungard Data Systems
5.875%, 02/28/16	159	159
4.148%, 02/28/16	92	92
3.985%, 02/28/16	20	20
Sungard Data Systems Term Loan B
4.001%, 02/28/16	46	46
Supervalu
1.645%, 06/02/12	40	40
Syniverse Holdings
5.250%, 12/21/17	495	496
Telesat Canada Term Loan I
3.270%, 10/31/14	408	407
Telesat Canada Term Loan II
3.270%, 10/31/14	35	35
Terex
5.500%, 07/28/17	499	502
Texas Competitive
4.757%, 10/10/17	864	482

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.757%, 10/10/14	$166	$101
Transdigm
4.000%, 02/14/17	495	495
TransUnion LLC
4.750%, 02/26/18	596	596
Tronox Pigments Term Loan B
0.000%, 02/03/18 (A)	786	785
TWCC Holding
4.250%, 02/11/17	496	497
U.S. Telepacific
5.750%, 02/23/17	993	941
United Surgical Partners International
2.270%, 04/21/14	203	200
United Surgical Partners
International Tranche B
2.270%, 04/19/14	887	876
Universal Healthcare
3.750%, 05/16/16	410	409
Univision Communications Term Loan B
4.494%, 03/31/17	1,194	1,109
Vanguard Health
5.000%, 01/15/16	1,088	1,085
Verint Systems Term Loan B
4.500%, 10/06/17	310	309
Walter Energy Term Loan B
4.000%, 04/02/18	476	475
Warner Chilcott LLC Term Loan B1
4.250%, 03/14/18	182	182
Warner Chilcott LLC Term Loan B2
4.250%, 03/14/18	91	91
Warner Chilcott LLC Term Loan B3
4.250%, 03/15/18	125	125
Waste Industries USA Term Loan B
4.750%, 03/16/17	695	693
Wide Open West Finance 1st Lien
2.746%, 06/30/14	534	513
Wide Open West Finance Ser A
6.762%, 06/30/14	698	688

Total Loan Participations (Cost $70,222) ($ Thousands)		69,271

CORPORATE OBLIGATIONS — 5.9%

Consumer Discretionary — 0.4%
Macy’s Retail Holdings
5.350%, 03/15/12	100	100
Rent-A-Center
6.625%, 11/15/20	600	625
Target
0.735%, 07/18/14 (B)	200	200

		925

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.9%
American Renal Holdings
8.375%, 05/15/18	$250	$267
Anheuser-Busch InBev
Worldwide
0.927%, 07/14/14 (B)	200	200
Bottling Group LLC
4.625%, 11/15/12	55	56
Elizabeth Arden
7.375%, 03/15/21	100	108
Emergency Medical Services
8.125%, 06/01/19	312	328
PepsiCo
0.800%, 08/25/14	120	121
Reynolds Group Issuer
6.875%, 02/15/21 (C)	185	196
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (C)	450	439
UR Financing Escrow
5.750%, 07/15/18 (C)	100	103

		1,818

Energy — 0.4%
BP Capital Markets
3.125%, 03/10/12	125	125
Canadian Natural Resources
5.700%, 05/15/17	150	179
Energy Transfer Equity
7.500%, 10/15/20	500	573

		877

Financials — 2.1%
Allstate Life Global Funding
Trusts MTN
5.375%, 04/30/13	100	105
American Express Credit
1.424%, 06/24/14 (B)	250	247
American Honda Finance
1.850%, 09/19/14 (C)	200	203
Bank of America MTN
1.973%, 01/30/14 (B)	200	195
Bank of Montreal MTN
1.023%, 04/29/14 (B)	125	125
BB&T
1.253%, 04/28/14 (B)	125	126
Caterpillar Financial Services
MTN
1.375%, 05/20/14	95	96
Citigroup
0.810%, 06/09/16 (B)	150	127
General Electric Capital MTN
2.625%, 12/28/12	300	306
2.125%, 12/21/12	400	406
1.390%, 05/09/16 (B)	150	148
Goldman Sachs Group
1.527%, 02/07/14 (B)	150	146
HSBC Bank
0.933%, 05/15/13 (B) (C)	200	199
John Deere Capital MTN
0.717%, 07/15/13 (B)	250	251

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
2.125%, 12/26/12	$150	$152
JPMorgan Chase Capital XXI
1.492%, 02/02/37 (B)	250	186
Monumental Global Funding
0.767%, 01/15/14 (B) (C)	230	223
Morgan Stanley MTN
0.883%, 01/09/14 (B)	200	188
Reinsurance Group of America
5.625%, 03/15/17	200	217
Royal Bank of Canada MTN
0.867%, 04/17/14 (B)	250	251
Standard Chartered
1.460%, 05/12/14 (B) (C)	200	198
State Street
0.653%, 04/30/12 (B)	135	135
Toronto-Dominion Bank
0.867%, 07/14/14 (B)	105	105
Unitrin
6.000%, 05/15/17	110	117
Wells Fargo MTN
1.250%, 02/13/15	100	100

		4,552

Health Care — 0.5%
Alere
9.000%, 05/15/16	800	844
Express Scripts
5.250%, 06/15/12	100	101
Sanofi
0.884%, 03/28/14 (B)	75	75

		1,020

Industrials — 0.9%
Boart Longyear Management
7.000%, 04/01/21 (C)	750	789
Caterpillar
1.375%, 05/27/14	100	102
Continental Airlines
0.879%, 06/02/13 (B)	142	136
Danaher
1.300%, 06/23/14	135	137
Packaging Dynamics
8.750%, 02/01/16 (C)	600	633

		1,797

Information Technology — 0.2%
Hewlett-Packard
0.891%, 05/30/14 (B)	175	171
Texas Instruments
0.683%, 05/15/13 (B)	150	151
Xerox
1.318%, 05/16/14 (B)	160	158

		480

Materials — 0.0%
E.I. du Pont de Nemours
0.994%, 03/25/14 (B)	70	71

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Telecommunication Services — 0.4%
Hughes Satellite Systems
6.500%, 06/15/19	$250	$265
Sinclair Television Group
8.375%, 10/15/18	500	544

		809

Utilities — 0.1%
DTE Energy
1.227%, 06/03/13 (B)	76	76
Georgia Power
1.300%, 09/15/13	150	152

		228

Total Corporate Obligations (Cost $12,398) ($ Thousands)		12,577

ASSET-BACKED SECURITIES — 4.3%

Automotive — 2.4%
Ally Auto Receivables Trust,
Ser 2009-B, Cl A4
3.050%, 12/15/14 (C)	150	155
Ally Auto Receivables Trust,
Ser 2011-4, Cl A2
0.650%, 03/17/14	70	70
Ally Auto Receivables Trust,
Ser 2012-1, Cl A2
0.710%, 09/15/14	100	100
AmeriCredit Automobile
Receivables Trust, Ser 2007-CM, Cl A4A
5.550%, 04/07/14	100	101
AmeriCredit Automobile
Receivables Trust, Ser 2007-DF, Cl A4A
5.560%, 06/06/14	76	77
AmeriCredit Automobile
Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	180	182
AmeriCredit Automobile
Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	84	86
AmeriCredit Automobile
Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	80	81
AmeriCredit Automobile
Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	30	30
AmeriCredit Automobile
Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	100	101
AmeriCredit Automobile
Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	70	70

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Avis Budget Rental Car Funding
LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (C)	$110	$114
Avis Budget Rental Car Funding
LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (C)	100	103
Bank of America Auto Trust,
Ser 2009-1A, Cl A4
3.520%, 06/15/16 (C)	200	203
Bank of America Auto Trust,
Ser 2010-1A, Cl A3
1.390%, 03/15/14 (C)	70	70
Bank of America Auto Trust,
Ser 2010-2, Cl A3
1.310%, 07/15/14	183	184
BMW Vehicle Lease Trust,
Ser 2010-1, Cl A3
0.820%, 04/15/13	178	178
BMW Vehicle Lease Trust,
Ser 2011-1, Cl A3
1.060%, 02/20/14	60	60
BMW Vehicle Owner Trust,
Ser 2011-A, Cl A3
0.760%, 08/25/15	150	150
CarMax Auto Owner Trust,
Ser 2009-2, Cl A4
2.820%, 12/15/14	210	216
CarMax Auto Owner Trust,
Ser 2010-1, Cl A4
2.400%, 04/15/15	100	102
CarMax Auto Owner Trust,
Ser 2012-1, Cl A3
0.890%, 09/15/16	45	45
Ford Credit Auto Lease Trust,
Ser 2010-B, Cl A4
1.040%, 12/15/13 (C)	175	175
Ford Credit Auto Lease Trust,
Ser 2011-A, Cl A2
0.740%, 09/15/13	121	121
Ford Credit Auto Lease Trust,
Ser 2011-B, Cl A2
0.820%, 01/15/14	200	200
Ford Credit Auto Owner Trust,
Ser 2009-D, Cl A4
2.980%, 08/15/14	105	107
Ford Credit Auto Owner Trust,
Ser 2011-B, Cl A3
0.840%, 06/15/15	105	105
Harley-Davidson Motorcycle
Trust, Ser 2009-1, Cl A3
3.190%, 11/15/13	3	3
Harley-Davidson Motorcycle
Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	105	106
Harley-Davidson Motorcycle
Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	165	165
Hertz Vehicle Financing LLC,
Ser 2011-1A, Cl A1
2.200%, 03/25/16 (C)	150	152

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner
Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	$90	$90
Huntington Auto Trust, Ser 2009- 1A, Cl A4
5.730%, 01/15/14 (C)	84	85
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/16 (C)	100	100
Hyundai Auto Lease
Securitization Trust, Ser 2011- A, Cl A2
0.690%, 11/15/13 (C)	100	100
Hyundai Auto Receivables Trust,
Ser 2009-A, Cl A3
2.030%, 08/15/13	63	64
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	80	80
Mercedes-Benz Auto Receivables
Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	105	105
MMCA Automobile Trust,
Ser 2012-A, Cl A2
0.810%, 08/15/14 (C)	125	125
Nissan Auto Lease Trust,
Ser 2011-A, Cl A3
1.040%, 08/15/14	200	201
Nissan Auto Receivables Owner
Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	151	151
Santander Consumer Acquired
Receivables Trust, Ser 2011- WO, Cl A2
0.910%, 11/15/13 (C)	32	32
Santander Drive Auto Receivables
Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	82	82
Santander Drive Auto Receivables
Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	85	85
Volkswagen Auto Loan Enhanced
Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	31	31
World Omni Auto Receivables
Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	26	26
World Omni Automobile Lease
Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/13	86	86

		5,055

Credit Cards — 0.5%
American Express Credit Account
Master Trust, Ser 2007-2, Cl B
0.429%, 09/15/16 (B)	145	144
Chase Issuance Trust, Ser 2005- C2, Cl C2
0.689%, 01/15/15 (B)	200	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance
Trust, Ser 2007-B5, Cl B5
0.880%, 11/07/14 (B)	$250	$250
Citibank Omni Master Trust,
Ser 2009-A12, Cl A12
3.350%, 08/15/16 (C)	250	253
Citibank Omni Master Trust,
Ser 2009-A8, Cl A8
2.348%, 05/16/16 (B) (C)	250	251

		1,098

Mortgage Related Securities — 0.4%
Morgan Stanley Home Equity
Loan Trust, Ser 2005-3, Cl M1
0.694%, 08/25/35 (B)	350	295
Morgan Stanley Home Equity
Loan Trust, Ser 2005-4, Cl M1
0.654%, 09/25/35 (B)	370	200
Option One Mortgage Loan Trust,
Ser 2005-5, Cl M1
0.634%, 12/25/35 (B)	470	225
Residential Asset Securities,
Ser 2005-KS12, Cl M1
0.684%, 01/25/36 (B)	375	180

		900

Other Asset-Backed Securities — 1.0%
Ally Master Owner Trust,
Ser 2010-3, Cl A
2.880%, 04/15/15 (C)	250	255
CNH Equipment Trust, Ser 2011- A, Cl A2
0.620%, 06/16/14	27	27
Dominos Pizza Master Issuer
LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (C)	400	401
Ford Credit Floorplan Master
Owner Trust, Ser 2009-2, Cl A
1.798%, 09/15/14 (B)	175	176
Ford Credit Floorplan Master
Owner Trust, Ser 2010-1, Cl B
2.499%, 12/15/14 (B) (C)	135	137
Ford Credit Floorplan Master
Owner Trust, Ser 2010-1, Cl M15
1.899%, 12/15/14 (B) (C)	200	202
Ford Credit Floorplan Master
Owner Trust, Ser 2012-1, Cl A
0.719%, 01/15/16 (B)	150	150
GE Dealer Floorplan Master Note
Trust, Ser 2009-2A, Cl A
1.840%, 10/20/14 (B) (C)	225	227
GE Equipment Midticket LLC,
Ser 2010-1, Cl A3
0.940%, 07/14/14 (C)	125	125
John Deere Owner Trust,
Ser 2011-A, Cl A2
0.640%, 06/16/14	79	80
Navistar Financial Dealer Note
Master Trust, Ser 2009-1, Cl A
1.694%, 10/26/15 (B) (C)	200	201

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust,
Ser 2011-B, Cl A1
1.099%, 12/16/24 (B) (C)	$107	$106

		2,087

Total Asset-Backed Securities (Cost $9,821) ($ Thousands)		9,140

MORTGAGE-BACKED SECURITIES —3.8%

Agency Mortgage-Backed Obligations — 2.3%
FHLMC TBA
4.000%, 03/15/41	1,000	1,049
FNMA
6.000%, 09/01/39 to 04/01/40	492	542
FNMA TBA
4.500%, 03/25/27	900	963
4.000%, 03/25/27	200	212
3.000%, 03/25/27	1,500	1,556
NCUA Guaranteed Notes
0.273%, 06/12/13 (B)	260	260
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.643%, 05/07/20 (B)	79	79
NCUA Guaranteed Notes,
Ser 2010-R1, Cl 1A
0.713%, 10/07/20 (B)	294	294

		4,955

Non-Agency Mortgage-Backed Obligations — 1.5%
American Tower Trust, Ser 2007- 1A, Cl D
5.957%, 04/15/37 (C)	125	133
Banc of America Funding,
Ser 2005-F, Cl 4A1
2.788%, 09/20/35 (B)	352	232
Banc of America Funding,
Ser 2006-D, Cl 3A1
2.889%, 05/20/36 (B)	273	192
Banc of America Large Loan,
Ser 2007-BMB1, Cl A1
0.758%, 08/15/29 (B) (C)	81	77
Banc of America Mortgage
Securities, Ser 2005-A, Cl 2A1
2.926%, 02/25/35 (B)	148	129
Bear Stearns Adjustable Rate
Mortgage Trust, Ser 2006-1, Cl A1
2.520%, 02/25/36 (B)	263	230
Commercial Mortgage Pass-
Through Certificates, Ser 2006- FL12, Cl A2
0.349%, 12/15/20 (B) (C)	50	49
GMAC Mortgage Loan Trust,
Ser 2006-AR1, Cl 1A1
3.034%, 04/19/36 (B)	304	209
JPMorgan Chase Commercial
Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/46 (C)	87	87

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial
Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	$200	$201
JPMorgan Mortgage Trust,
Ser 2007-A4, Cl 1A1
4.688%, 06/25/37 (B)	239	155
Master Adjustable Rate
Mortgages Trust, Ser 2005-6, Cl 5A1
2.613%, 07/25/35 (B)	290	222
Merrill Lynch Mortgage-Backed
Securities Trust, Ser 2007-2, Cl 1A1
2.608%, 08/25/36 (B)	273	210
MortgageIT Trust, Ser 2005-4, Cl A1
0.524%, 10/25/35 (B)	300	211
Residential Funding Mortgage
Securities, Ser 2005-SA5, Cl 2A
3.092%, 11/25/35 (B)	115	79
Washington Mutual Mortgage
Pass-Through Certificate,
Ser 2005-AR14, Cl 1A4
2.470%, 12/25/35 (B)	280	226
Wells Fargo Commercial
Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (C)	93	94
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-Z, Cl 2A1
2.616%, 12/25/34 (B)	246	233
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2005- AR16, Cl 3A2
2.687%, 03/25/35 (B)	68	64
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2005- AR16, Cl 6A3
2.722%, 10/25/35 (B)	97	90
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2006- AR2, Cl 2A3
2.648%, 03/25/36 (B)	103	85

		3,208

Total Mortgage-Backed Securities (Cost $8,928) ($ Thousands)		8,163

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLMC
1.375%, 01/09/13	500	505
FNMA
1.000%, 12/27/12	700	705

Total U.S. Government Agency Obligations (Cost $1,208) ($ Thousands)		1,210

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 29, 2012

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

MUNICIPAL BOND — 0.1%
New Jersey, State Turnpike
Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	$200	$208

Total Municipal Bond (Cost $209) ($ Thousands)		208

AFFILIATED PARTNERSHIP — 50.7%
SEI LIBOR Plus Portfolio **†*	15,215,963	108,186

Total Affiliated Partnership (Cost $125,884) ($ Thousands)		108,186

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% †*	7,867,833	7,868

Total Cash Equivalent (Cost $7,868) ($ Thousands)		7,868

CERTIFICATE OF DEPOSIT — 0.1%
Canadian Imperial Bank of Commerce NY
0.420%, 06/29/12	200	200

Total Certificate of Deposit (Cost $200) ($ Thousands)		200

Total Investments — 101.6% (Cost $236,738) ($ Thousands) ††		$216,823

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(4)	Jun-2012	$—
U.S. 5-Year Treasury Note	13	Jun-2012	(2)
U.S. 10-Year Treasury Note	(13)	Jun-2012	5
U.S. Long Treasury Bond	(1)	Jun-2012	1

			$4

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $213,333 ($ Thousands)

*	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

**	The Fund’s investment in the SEI LIBOR Plus Portfolio, a portfolio of the SEI Alpha Strategy Portfolios, LP represents greater than 50% of the Fund’s total investments. The SEI LIBOR Plus Portfolio seeks to maximize total return consistent with the preservation of capital and prudent investment management. For further financial information, available upon request at no charge, on the SEI LIBOR Plus Portfolio please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Unsettled bank loan. Interest rate not available.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $236,738 ($ Thousands), and the unrealized appreciation and depreciation were $928 ($ Thousands) and $(20,843) ($ Thousands), respectively.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$69,271	$—	$69,271
Corporate Obligations	—	12,577	—	12,577
Asset-Backed Securities	—	9,140	—	9,140
Mortgage-Backed Securities	—	8,163	—	8,163
U.S. Government Agency
Obligations	—	1,210	—	1,210
Municipal Bond	—	208	—	208
Affiliated Partnership	108,186	—	—	108,186
Cash Equivalent	7,868	—	—	7,868
Certificate of Deposit	—	200	—	200

Total Investments in Securities	$116,054	$100,769	$—	$216,823

	$00000000	$00000000	$00000000	$00000000
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$4	$—	$—	$4

Total Other Financial Instruments	$4	$—	$—	$4

*    Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 45.7%

Agency Mortgage-Backed Obligations — 35.6%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$511	$515
FHLMC
11.000%, 02/17/21	1,195	1,331
10.000%, 03/17/26 to 10/01/30	2,663	3,157
7.500%, 08/01/30 to 09/01/38	2,136	2,552
7.000%, 11/01/15 to 09/01/25	132	152
6.500%, 06/01/17 to 09/01/39	10,312	11,622
6.000%, 05/01/17 to 10/01/38	31,453	34,775
5.625%, 11/23/35	1,620	1,819
5.500%, 12/01/13 to 10/01/39	38,628	42,778
5.125%, 11/17/17 (A)	5,000	6,074
5.000%, 04/18/17 to 08/01/41	55,014	60,534
4.500%, 12/01/40 to 10/01/41	85,989	93,096
4.000%, 01/01/32 to 10/01/41	77,439	82,565
3.500%, 12/01/25 to 03/01/41	17,396	18,295
FHLMC ARM (B)
6.432%, 12/01/36	438	474
6.415%, 11/01/37	310	335
6.385%, 02/01/37	393	427
6.304%, 02/01/37	963	1,001
6.262%, 09/01/36	335	362
6.211%, 05/01/37	543	576
6.138%, 06/01/37	272	295
6.012%, 04/01/37	213	231
6.007%, 02/01/37	196	207
6.006%, 11/01/36	673	717
6.002%, 10/01/37	1,033	1,105
5.996%, 10/01/37	1,580	1,712
5.992%, 04/01/37	865	907
5.985%, 06/01/38	1,863	2,013
5.968%, 01/01/37	384	415
5.963%, 07/01/37	2,995	3,243
5.960%, 05/01/37	3,108	3,289
5.941%, 03/01/37	157	170
5.928%, 06/01/36	1,112	1,204
5.916%, 07/01/37	423	458
5.861%, 05/01/37	214	227
5.831%, 11/01/37	7	8
5.826%, 08/01/37	874	935
5.822%, 11/01/38	445	481
5.776%, 07/01/38	2,007	2,172
5.769%, 04/01/38	227	241
5.717%, 05/01/37	1,597	1,688
5.715%, 04/01/37	143	150
5.707%, 05/01/37	240	255
5.690%, 03/01/36	1,074	1,159
5.681%, 03/01/36	619	669
5.621%, 04/01/37	402	426

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.610%, 06/01/37	$596	$643
5.594%, 08/01/39	2,518	2,722
5.590%, 10/01/38	565	611
5.588%, 05/01/37	443	471
5.542%, 05/01/36	903	967
5.491%, 08/01/37	1,634	1,744
5.135%, 03/01/37	719	764
5.126%, 01/01/36	2,293	2,439
5.055%, 07/01/36	888	950
4.989%, 01/01/35	324	346
4.934%, 03/01/37	331	350
4.617%, 05/01/38	643	680
4.456%, 05/01/37	640	678
3.490%, 11/01/36	571	602
3.088%, 12/01/36	342	363
3.067%, 05/01/36	686	719
2.957%, 01/01/37	1,344	1,425
2.951%, 12/01/36	832	880
2.885%, 11/01/36	177	189
2.638%, 09/01/36	968	1,036
2.540%, 09/01/36	368	393
2.499%, 11/01/36	474	505
2.492%, 05/01/36	435	458
2.488%, 10/01/36	744	788
2.483%, 10/01/36	1,728	1,836
2.470%, 12/01/36	643	688
2.415%, 12/01/36	898	958
2.398%, 09/01/36	4,281	4,560
2.345%, 10/01/36	190	202
2.196%, 07/01/36	655	698
2.137%, 08/01/36	1,171	1,236
2.117%, 10/01/36	1,015	1,064
2.077%, 08/01/36	441	469
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	16	18
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/21	258	294
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/23	8,831	9,963
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	980	1,115
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/28	1,124	1,165
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.451%, 02/15/29 (B)	932	71
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/31	1,189	1,333
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/31	794	906
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/31	173	189
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/32	2,232	2,543

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/32	$555	$616
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/32	1,119	1,243
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/32 (B)	782	901
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/42	1,039	1,251
FHLMC CMO, Ser 2002-48, Cl 1A
6.294%, 07/25/33 (B)	55	62
FHLMC CMO, Ser 2003-2551, Cl NS
14.028%, 01/15/33 (B)	595	736
FHLMC CMO, Ser 2003-2587, Cl CO, PO
0.000%, 03/15/32	273	271
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/18	924	984
FHLMC CMO, Ser 2003-2631, Cl SA
14.394%, 06/15/33 (B)	458	570
FHLMC CMO, Ser 2003-2671, Cl S
14.303%, 09/15/33 (B)	456	566
FHLMC CMO, Ser 2003-2690, Cl SJ
8.777%, 10/15/33 (B)	338	338
FHLMC CMO, Ser 2003-2695, Cl OB, PO
0.000%, 10/15/33	105	101
FHLMC CMO, Ser 2003-2695, Cl SX
15.901%, 10/15/33 (B)	126	139
FHLMC CMO, Ser 2003-2698, Cl SV
8.627%, 11/15/33 (B)	32	33
FHLMC CMO, Ser 2003-2725, Cl OP, PO
0.000%, 10/15/33	160	157
FHLMC CMO, Ser 2003-2725, Cl SC
8.673%, 11/15/33 (B)	219	238
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/43	553	617
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/43	693	810
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/43	626	713
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	762	874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	$623	$719
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/43	831	977
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/34	1,500	1,715
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/33	761	752
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1,700	1,781
FHLMC CMO, Ser 2004-2812, Cl NO, PO
0.000%, 10/15/33	158	151
FHLMC CMO, Ser 2004-2827, Cl CS
15.817%, 04/15/32 (B)	28	28
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/28	239	234
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/33	2,000	2,260
FHLMC CMO, Ser 2004-2903, Cl UZ
5.500%, 07/15/31	28	28
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	841	963
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/44	650	761
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	870	992
FHLMC CMO, Ser 2005-2945, Cl SA
11.847%, 03/15/20 (B)	1,816	2,134
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/20	322	312
FHLMC CMO, Ser 2005-2981, Cl FA
0.649%, 05/15/35 (B)	613	612
FHLMC CMO, Ser 2005-2990, Cl LK
0.619%, 10/15/34 (B)	708	707
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/34	1,120	1,167
FHLMC CMO, Ser 2005-3001, Cl HP
21.006%, 05/15/35 (B)	132	202
FHLMC CMO, Ser 2005-3006, Cl QS
19.474%, 07/15/35 (B)	695	1,011

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2005-3012, Cl GK
23.632%, 06/15/35 (B)	$133	$224
FHLMC CMO, Ser 2005-3049, Cl XF
0.599%, 05/15/33 (B)	797	796
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	502	464
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/36	816	775
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/36	2,148	2,467
FHLMC CMO, Ser 2006-3102, Cl FB
0.549%, 01/15/36 (B)	475	474
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/36	867	978
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/36	479	453
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	768	731
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/36	1,500	1,708
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/35	2,000	2,198
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/36	2,211	2,476
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/36	1,000	1,132
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.401%, 08/15/36 (B)	1,010	172
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.342%, 09/15/36 (B)	737	123
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.152%, 01/15/37 (B)	1,066	153
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/31	276	286
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/37	185	171
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	2,000	2,154
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/23	1,000	1,101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2007-3346, Cl FA
0.479%, 02/15/19 (B)	$8,927	$8,918
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/37	245	234
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.202%, 11/15/37 (B)	990	152
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.752%, 11/15/37 (B)	1,256	160
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.172%, 11/15/37 (B)	731	110
FHLMC CMO, Ser 2007-76, Cl 2A
4.749%, 10/25/37 (B)	1,294	1,326
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/38	1,947	2,176
FHLMC CMO, Ser 2008-3422, Cl SE
16.829%, 02/15/38 (B)	178	245
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.802%, 05/15/38 (B)	1,307	171
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.951%, 06/15/38 (B)	2,868	401
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	623	704
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	816	857
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	719	679
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/37	998	115
FHLMC CMO, Ser 2009-3523, Cl SD
18.979%, 06/15/36 (B)	563	750
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	7,035	7,889
FHLMC CMO, Ser 2009-3546, Cl A
6.123%, 02/15/39 (B)	352	375
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	1,821	1,906
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	689	651
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/36	700	641

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/36	$500	$458
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	676	636
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.001%, 12/15/39 (B)	2,729	380
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/34	512	476
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	11,247	12,331
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/40	592	562
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	4,112	4,506
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/30	9,960	10,336
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	3,846	4,038
FHLMC CMO, Ser 2010-3632, Cl BS
16.672%, 02/15/40 (B)	400	649
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/26	3,683	4,112
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/39	1,805	1,957
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/32	2,275	270
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	2,420	2,840
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/36	801	937
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	1,809	293
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	2,226	169
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.750%, 10/15/40 (B)	1,847	366
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	2,707	188
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	2,305	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	$1,836	$179
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	2,693	265
FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.298%, 01/15/40 (B)	3,849	195
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	1,056	1,230
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/41 (B)	681	778
FHLMC CMO, Ser 2011-3895, Cl WA
5.695%, 10/15/38 (B)	822	894
FHLMC GNMA CMO, Ser 1993- 21, Cl L
6.250%, 10/25/23	683	725
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	2,824	3,179
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	2,596	2,926
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.226%, 01/25/20 (B)	18,869	1,188
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.409%, 04/25/20 (B)	13,200	946
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.839%, 06/25/20 (B)	11,168	1,107
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.681%, 08/25/20 (B)	6,329	557
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K014, IO
1.456%, 04/25/21 (B)	6,091	524
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, IO
1.848%, 07/25/21 (B)	6,958	802
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, IO
1.586%, 10/25/21 (B)	2,300	256
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, IO
1.731%, 02/25/18 (B)	28,258	2,144

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, IO
2.093%, 05/25/18 (B)	$8,701	$923
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K704, IO
2.165%, 08/25/18 (B)	3,288	347
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	1,270	1,490
FHLMC STRIPS CMO, Ser 1998- 197, Cl PO, PO
0.000%, 04/01/28	598	552
FHLMC STRIPS CMO, Ser 2006- 239, Cl S30, IO
7.451%, 08/15/36 (B)	2,969	447
FHLMC STRIPS CMO, Ser 2010- 3747, Cl HI, IO
4.500%, 07/15/37	4,022	543
FHLMC TBA
4.500%, 03/13/36	1,700	1,805
4.000%, 03/15/41 to 04/15/41	46,400	48,584
3.500%, 04/15/26 to 03/15/42	31,740	32,868
3.000%, 04/15/27	13,000	13,431
2.500%, 04/15/27	7,400	7,523
FNMA
8.000%, 04/01/15 to 11/01/37	992	1,148
7.500%, 06/01/30 to 04/01/39	2,999	3,620
7.000%, 12/01/15 to 02/01/39	7,155	8,214
6.500%, 05/01/17 to 06/01/40	33,858	38,403
6.000%, 03/01/19 to 11/01/48	135,588	150,351
5.500%, 04/01/14 to 08/01/40	100,136	109,529
5.000%, 02/01/20 to 09/01/41	219,449	238,742
4.640%, 01/01/21	989	1,124
4.540%, 01/01/20	1,462	1,652
4.530%, 12/01/19	3,971	4,494
4.500%, 07/01/20 to 02/01/42	66,315	71,198
4.399%, 02/01/20	6,000	6,752
4.390%, 05/01/21	1,000	1,126
4.380%, 04/01/21	2,000	2,249
4.369%, 02/01/20	1,961	2,207
4.368%, 04/01/20	2,204	2,483
4.340%, 06/01/21	1,000	1,123
4.338%, 11/01/21	6,175	6,893
4.303%, 07/01/21	5,777	6,501
4.300%, 04/01/21	1,200	1,345
4.260%, 07/01/21	1,000	1,118
4.250%, 04/01/21	3,000	3,350
4.240%, 11/01/19 to 06/01/21	2,941	3,277
4.120%, 04/01/20	1,175	1,301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.066%, 07/01/20	$2,500	$2,726
4.060%, 07/01/21	1,000	1,105
4.050%, 01/01/21	1,430	1,578
4.000%, 04/01/19 to 12/01/41	76,900	81,541
3.930%, 01/01/21	1,000	1,097
3.800%, 03/01/18	1,975	2,158
3.740%, 07/01/20	1,397	1,516
3.632%, 12/01/20	4,126	4,474
3.630%, 01/01/18	2,000	2,170
3.590%, 12/01/20	982	1,059
3.520%, 01/01/18	2,997	3,242
3.505%, 09/01/20	4,891	5,256
3.500%, 02/01/26 to 11/01/41	22,933	24,157
3.430%, 10/01/20	1,966	2,102
3.380%, 01/01/18	1,500	1,614
3.290%, 10/01/20	1,000	1,066
3.230%, 11/01/20	1,500	1,585
2.970%, 11/01/18	1,469	1,544
2.690%, 10/01/17	1,500	1,566
FNMA ARM (B)
6.320%, 10/01/36	335	365
6.277%, 09/01/37	4,734	5,188
6.200%, 08/01/36	267	290
6.171%, 09/01/36	962	1,035
6.124%, 12/01/36	505	546
6.112%, 09/01/37	235	256
6.097%, 11/01/37	529	576
6.057%, 07/01/37	452	491
6.055%, 07/01/37	307	328
6.034%, 09/01/37	618	661
6.028%, 01/01/37	576	622
6.026%, 10/01/37	621	674
5.986%, 09/01/37	87	93
5.977%, 04/01/37	854	924
5.957%, 01/01/37	1,056	1,141
5.934%, 03/01/37	649	701
5.922%, 04/01/37	622	664
5.881%, 07/01/37	758	820
5.879%, 09/01/37	361	395
5.878%, 02/01/37	625	676
5.841%, 03/01/37	4,917	5,291
5.745%, 02/01/37	739	786
5.729%, 10/01/37	422	457
5.705%, 05/01/37	2,037	2,167
5.611%, 01/01/23	772	840
5.500%, 07/01/37	243	259
5.482%, 02/01/39	1,110	1,200
5.226%, 11/01/37	422	448
4.337%, 07/01/37	838	885
3.926%, 11/01/36	701	743
3.873%, 11/01/37	764	816
3.444%, 01/01/37	667	705
3.420%, 02/01/37	443	468
2.921%, 11/01/36	616	655
2.825%, 10/01/36	1,575	1,682
2.812%, 10/01/36	288	305
2.685%, 06/01/36	1,150	1,229
2.651%, 12/01/36	1,168	1,247
2.601%, 05/01/36	308	327
2.589%, 08/01/36	400	426

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.572%, 06/01/36	$1,026	$1,097
2.520%, 07/01/36	529	562
2.516%, 06/01/36	536	570
2.417%, 10/01/36	433	461
2.373%, 09/01/36	269	287
1.912%, 09/01/36	314	329
1.031%, 01/01/19	499	501
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	212	244
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	626	724
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/22	764	867
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	528	623
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (B)	233	286
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,038	1,162
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,211	1,380
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	843	949
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	765	859
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	570	658
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,029	1,131
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	235	220
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	658	759
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	884	943
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	496	562
FNMA CMO, Ser 2002-10, Cl SB
18.614%, 03/25/17 (B)	104	132
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	639	735
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	157	156
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	756	880
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	2,628	2,998
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/23	1,000	1,075
FNMA CMO, Ser 2003-131, Cl SK
15.712%, 01/25/34 (B)	576	736
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/23	2,000	2,290
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	2,000	2,283

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	$586	$601
FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/32	270	267
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	665	691
FNMA CMO, Ser 2003-30, Cl HS, IO
7.406%, 07/25/17 (B)	439	15
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	419	402
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	848	931
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	939	963
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,762
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/34	1,086	1,230
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	614	587
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	209	205
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	551	542
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	58	58
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/25	1,500	1,669
FNMA CMO, Ser 2005-106, Cl US
23.672%, 11/25/35 (B)	969	1,570
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	1,998	2,077
FNMA CMO, Ser 2005-123, Cl FG
0.694%, 07/25/34 (B)	253	252
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	612	625
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,350
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	105	106
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	1,315	1,449
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/35	1,448	1,607
FNMA CMO, Ser 2005-72, Cl SB
16.265%, 08/25/35 (B)	535	703
FNMA CMO, Ser 2005-74, Cl CS
19.349%, 05/25/35 (B)	511	726
FNMA CMO, Ser 2005-74, Cl SK
19.459%, 05/25/35 (B)	391	557

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2005-90, Cl ES
16.265%, 10/25/35 (B)	$370	$523
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/35	329	314
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/32	1,750	1,836
FNMA CMO, Ser 2006-117, Cl GS, IO
6.406%, 12/25/36 (B)	722	127
FNMA CMO, Ser 2006-118, Cl A2
0.365%, 12/25/36 (B)	878	836
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	419	391
FNMA CMO, Ser 2006-23, Cl FK
0.494%, 04/25/36 (B)	440	438
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	488	459
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	541	508
FNMA CMO, Ser 2006-33, Cl LS
28.907%, 05/25/36 (B)	367	638
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	582	597
FNMA CMO, Ser 2006-44, Cl FP
0.644%, 06/25/36 (B)	583	582
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	326	310
FNMA CMO, Ser 2006-46, Cl SW
23.305%, 06/25/36 (B)	455	670
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	673	780
FNMA CMO, Ser 2006-56, Cl FC
0.534%, 07/25/36 (B)	610	608
FNMA CMO, Ser 2006-56, Cl OA, PO
0.000%, 10/25/24	1,000	988
FNMA CMO, Ser 2006-56, Cl PF
0.594%, 07/25/36 (B)	759	758
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	10	10
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	560	527
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	931	879
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	939	1,106
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	992	1,004
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	718	841
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/35	2,000	2,228

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2006-94, Cl GI, IO
6.406%, 10/25/26 (B)	$1,439	$237
FNMA CMO, Ser 2007-100, Cl SM, IO
6.206%, 10/25/37 (B)	2,327	339
FNMA CMO, Ser 2007-101, Cl A2
0.494%, 06/27/36 (B)	2,074	2,050
FNMA CMO, Ser 2007-112, Cl SA, IO
6.206%, 12/25/37 (B)	1,483	244
FNMA CMO, Ser 2007-114, Cl A6
0.444%, 10/27/37 (B)	1,600	1,591
FNMA CMO, Ser 2007-116, Cl HI, IO
6.078%, 01/25/38 (B)	1,759	123
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	5,255
FNMA CMO, Ser 2007-29, Cl SG
21.853%, 04/25/37 (B)	332	527
FNMA CMO, Ser 2007-43, Cl FL
0.544%, 05/25/37 (B)	354	353
FNMA CMO, Ser 2007-53, Cl SH, IO
5.856%, 06/25/37 (B)	1,624	234
FNMA CMO, Ser 2007-54, Cl FA
0.644%, 06/25/37 (B)	1,280	1,280
FNMA CMO, Ser 2007-60, Cl AX, IO
6.906%, 07/25/37 (B)	2,258	402
FNMA CMO, Ser 2007-65, Cl KI, IO
6.376%, 07/25/37 (B)	2,038	303
FNMA CMO, Ser 2007-72, Cl EK, IO
6.156%, 07/25/37 (B)	2,141	325
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	627	615
FNMA CMO, Ser 2007-79, Cl SB
23.122%, 08/25/37 (B)	177	268
FNMA CMO, Ser 2007-85, Cl SG
15.640%, 09/25/37 (B)	582	813
FNMA CMO, Ser 2007-92, Cl YS, IO
5.536%, 06/25/37 (B)	1,757	252
FNMA CMO, Ser 2008-1, Cl BI, IO
5.666%, 02/25/38 (B)	2,006	275
FNMA CMO, Ser 2008-20, Cl SA, IO
6.746%, 03/25/38 (B)	1,106	166
FNMA CMO, Ser 2008-22, Cl IO, IO
6.186%, 03/25/37 (B)	16,940	2,122
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,669
FNMA CMO, Ser 2008-24, Cl PF
0.894%, 02/25/38 (B)	636	640

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2008-32, Cl SA, IO
6.606%, 04/25/38 (B)	$891	$136
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	1,771	24
FNMA CMO, Ser 2008-4, Cl SD, IO
5.756%, 02/25/38 (B)	3,317	425
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,858
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	740
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39 (B)	833	888
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	5,067	5,645
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	3,104	3,303
FNMA CMO, Ser 2009-17, Cl QS, IO
6.406%, 03/25/39 (B)	1,077	148
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	4,045	4,438
FNMA CMO, Ser 2009-30, Cl AG
6.500%, 05/25/39	7,026	7,893
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,276	180
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	4,954	5,205
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/37	1,748	1,661
FNMA CMO, Ser 2009-84, Cl WS, IO
5.656%, 10/25/39 (B)	1,356	173
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	9,516	9,142
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	1,012	145
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	1,164	1,087
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	2,198	127
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	1,568	1,680
FNMA CMO, Ser 2009-99, Cl SC, IO
5.936%, 12/25/39 (B)	1,433	216
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/19	3,931	4,386
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	4,202	4,644
FNMA CMO, Ser 2010-1, Cl WA
6.153%, 02/25/40 (B)	670	768

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/38	$2,857	$3,031
FNMA CMO, Ser 2010-118, IO
6.256%, 10/25/40 (B)	3,722	510
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/40	3,600	3,842
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/38	1,741	1,854
FNMA CMO, Ser 2010-135, Cl LM
4.000%, 12/25/40	515	543
FNMA CMO, Ser 2010-142, IO
6.286%, 12/25/40 (B)	3,443	523
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/39	1,367	1,451
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (B)	730	842
FNMA CMO, Ser 2010-23, Cl KS, IO
6.856%, 02/25/40 (B)	1,644	233
FNMA CMO, Ser 2010-35, Cl SB, IO
6.176%, 04/25/40 (B)	1,928	270
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	598	568
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	1,000	1,086
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	4,592	4,941
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	1,491	1,624
FNMA CMO, Ser 2010-68, Cl SA, IO
4.756%, 07/25/40 (B)	3,549	463
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,526
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	8,896	9,842
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/51 (B)	1,351	1,466
FNMA CMO, Ser 2011-30, Cl LS, IO
4.650%, 04/25/41 (B)	3,747	274
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/51 (B)	1,678	1,867
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	4,326	4,590
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	20,725	21,948
FNMA CMO, Ser 2011-63, IO
6.436%, 07/25/41 (B)	4,620	727
FNMA CMO, Ser 2011-75, Cl FA
0.794%, 08/25/41 (B)	812	813
FNMA CMO, Ser 2011-96, IO
6.306%, 10/25/41 (B)	7,701	1,440
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/21	1,500	1,609

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/21	$7,500	$8,149
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/21	2,500	2,708
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/30	997	1,159
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	1,980	2,293
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	655	738
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	823	951
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/24	575	542
FNMA Interest STRIPS CMO, Ser 1998-300, PO
0.000%, 09/01/24	365	344
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/32	747	144
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/33	1,208	231
FNMA TBA
6.000%, 04/01/32 to 03/15/39	25,700	28,254
5.500%, 03/25/38	1,200	1,307
4.500%, 04/14/33 to 03/01/41	42,600	45,325
4.000%, 03/01/39	23,000	24,200
3.500%, 04/01/26 to 03/25/42	44,840	46,279
3.000%, 04/25/26 to 03/25/27	129,180	133,713
2.500%, 05/01/17 to 04/25/27	17,300	17,609
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.096%, 12/25/42 (B)	948	1,108
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	917	1,056
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,348	1,498
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	561	641
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	454	527
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	856	997
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/34	2,000	2,198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	$963	$1,102
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	703	800
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.464%, 03/25/45 (B)	2,549	2,537
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	343	404
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.464%, 02/25/36 (B)	602	599
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.504%, 11/25/46 (B)	1,328	1,323
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.716%, 07/25/37 (B)	74	143
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/49	1,862	2,103
GNMA
9.500%, 12/15/20	7	8
7.500%, 10/15/37 to 09/20/38	1,237	1,464
7.000%, 04/15/26 to 06/15/35	3,939	4,623
6.500%, 01/15/24 to 02/15/39	7,310	8,451
6.000%, 12/15/23 to 10/20/40	25,235	28,459
5.000%, 07/20/40 to 11/20/40	6,749	7,448
4.500%, 01/20/40 to 03/20/41	30,729	33,607
3.500%, 12/20/40 to 03/20/41	3,423	3,544
GNMA ARM (B)
3.500%, 05/20/41 to 10/20/41	8,491	8,969
3.000%, 08/20/41 to 01/20/42	6,828	7,147
1.560%, 01/20/60	1,463	1,504
GNMA CMO, Ser 2001-18, Cl WH
31.521%, 04/20/31 (B)	108	200
GNMA CMO, Ser 2001-22, Cl PS
20.368%, 03/17/31 (B)	786	1,228
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,872	2,164
GNMA CMO, Ser 2002-23, Cl SD
20.286%, 04/16/32 (B)	1,130	1,804
GNMA CMO, Ser 2002-51, Cl SG
31.436%, 04/20/31 (B)	95	173
GNMA CMO, Ser 2002-57, Cl SB
108.787%, 08/16/32	82	319
GNMA CMO, Ser 2002-69, Cl SC
15.960%, 02/20/32 (B)	196	219

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2003-60, Cl GS
12.004%, 05/16/33 (B)	$145	$163
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/33	4,866	5,553
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	1,112	1,260
GNMA CMO, Ser 2003-97, Cl SA, IO
6.302%, 11/16/33 (B)	569	104
GNMA CMO, Ser 2004-28, Cl SV
8.755%, 04/20/34 (B)	1,369	1,491
GNMA CMO, Ser 2004-34, Cl CS
19.224%, 02/20/34 (B)	68	98
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	255	253
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	340	364
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	111	109
GNMA CMO, Ser 2004-87, Cl SB
7.389%, 03/17/33 (B)	265	274
GNMA CMO, Ser 2005-3, Cl SB, IO
5.855%, 01/20/35 (B)	1,462	223
GNMA CMO, Ser 2005-7, Cl JM
16.175%, 05/18/34 (B)	271	335
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,215
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	163	150
GNMA CMO, Ser 2006-38, Cl SG, IO
6.405%, 09/20/33 (B)	2,582	235
GNMA CMO, Ser 2006-38, Cl SW, IO
6.254%, 06/20/36 (B)	1,325	171
GNMA CMO, Ser 2007-17, Cl AF
0.448%, 04/16/37 (B)	778	774
GNMA CMO, Ser 2007-26, Cl SW, IO
5.955%, 05/20/37 (B)	2,594	375
GNMA CMO, Ser 2007-27, Cl SD, IO
5.955%, 05/20/37 (B)	919	141
GNMA CMO, Ser 2007-42, Cl SB, IO
6.505%, 07/20/37 (B)	1,289	217
GNMA CMO, Ser 2007-45, Cl QA, IO
6.395%, 07/20/37 (B)	827	135
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.305%, 11/20/37 (B)	967	149
GNMA CMO, Ser 2007-78, Cl SA, IO
6.283%, 12/16/37 (B)	12,306	2,159
GNMA CMO, Ser 2007-81, Cl SP, IO
6.405%, 12/20/37 (B)	1,201	191

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2007-82, Cl SA, IO
6.284%, 12/20/37 (B)	$785	$119
GNMA CMO, Ser 2007-9, Cl CI, IO
5.955%, 03/20/37 (B)	1,006	143
GNMA CMO, Ser 2008-10, Cl S, IO
5.585%, 02/20/38 (B)	1,429	194
GNMA CMO, Ser 2008-2, Cl MS, IO
6.913%, 01/16/38 (B)	854	121
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	369	353
GNMA CMO, Ser 2008-33, Cl XS, IO
7.453%, 04/16/38 (B)	596	87
GNMA CMO, Ser 2008-55, Cl SA, IO
5.955%, 06/20/38 (B)	1,396	209
GNMA CMO, Ser 2008-60, Cl SH, IO
5.902%, 07/16/38 (B)	769	131
GNMA CMO, Ser 2008-95, Cl DS, IO
7.054%, 12/20/38 (B)	2,095	354
GNMA CMO, Ser 2009-102, Cl SM, IO
6.153%, 06/16/39 (B)	2,930	373
GNMA CMO, Ser 2009-106, Cl AS, IO
6.153%, 11/16/39 (B)	1,942	310
GNMA CMO, Ser 2009-106, Cl KS, IO
6.150%, 11/20/39 (B)	21,009	2,862
GNMA CMO, Ser 2009-106, Cl SU, IO
5.955%, 05/20/37 (B)	4,513	689
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	761	139
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	37	7
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,284	193
GNMA CMO, Ser 2009-22, Cl SA, IO
6.024%, 04/20/39 (B)	2,109	295
GNMA CMO, Ser 2009-24, Cl DS, IO
6.055%, 03/20/39 (B)	1,266	154
GNMA CMO, Ser 2009-25, Cl SE, IO
7.355%, 09/20/38 (B)	813	129
GNMA CMO, Ser 2009-31, Cl TS, IO
6.055%, 03/20/39 (B)	2,122	302

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	$349	$64
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (B)	2,142	59
GNMA CMO, Ser 2009-42, Cl SC, IO
5.834%, 06/20/39 (B)	740	109
GNMA CMO, Ser 2009-43, Cl SA, IO
5.704%, 06/20/39 (B)	1,902	253
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,214	1,349
GNMA CMO, Ser 2009-6, Cl SH, IO
5.794%, 02/20/39 (B)	1,583	210
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	928	152
GNMA CMO, Ser 2009-65, Cl TS, IO
6.154%, 12/20/38 (B)	2,785	372
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,740
GNMA CMO, Ser 2009-67, Cl SA, IO
5.803%, 08/16/39 (B)	1,975	281
GNMA CMO, Ser 2009-72, Cl SM, IO
6.002%, 08/16/39 (B)	2,449	344
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/19	969	1,060
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	1,313	1,215
GNMA CMO, Ser 2009-83, Cl TS, IO
5.855%, 08/20/39 (B)	1,856	271
GNMA CMO, Ser 2009-87, Cl SI, IO
6.505%, 02/20/35 (B)	1,029	203
GNMA CMO, Ser 2009-87, Cl TS, IO
5.855%, 07/20/35 (B)	1,983	297
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/32	652	620
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/35	687	636
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	425	370
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/33	319	314
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/39	1,326	1,437
GNMA CMO, Ser 2010-14, Cl SA, IO
7.755%, 12/20/32 (B)	978	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2010-14, Cl SH, IO
5.753%, 02/16/40 (B)	$1,094	$202
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/37	4,608	618
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	1,415	1,245
GNMA CMO, Ser 2010-167, Cl US, IO
6.384%, 11/20/38 (B)	1,056	147
GNMA CMO, Ser 2010-3, Cl MS, IO
6.305%, 11/20/38 (B)	2,863	453
GNMA CMO, Ser 2010-31, Cl GS, IO
6.254%, 03/20/39 (B)	1,255	195
GNMA CMO, Ser 2010-4, Cl NS, IO
6.143%, 01/16/40 (B)	27,106	4,385
GNMA CMO, Ser 2010-47, Cl PX, IO
6.455%, 06/20/37 (B)	3,667	592
GNMA CMO, Ser 2010-47, Cl XN, IO
6.302%, 04/16/34 (B)	1,321	101
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,257
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	1,008
GNMA CMO, Ser 2010-85, Cl HS, IO
6.405%, 01/20/40 (B)	1,947	342
GNMA CMO, Ser 2010-H10, Cl FC
1.273%, 05/20/60 (B)	5,232	5,302
GNMA CMO, Ser 2010-H26, Cl LF
0.645%, 08/20/58 (B)	7,238	7,093
GNMA CMO, Ser 2011-32, Cl S, IO
5.753%, 03/16/41 (B)	675	114
GNMA CMO, Ser 2011-40, Cl SA, IO
5.883%, 02/16/36 (B)	3,948	594
GNMA CMO, Ser 2011-70, Cl BS, IO
6.452%, 12/16/36 (B)	2,342	424
GNMA CMO, Ser 2011-H09, Cl AF
0.745%, 03/20/61 (B)	1,745	1,729
GNMA TBA
6.000%, 04/01/38	1,300	1,454
5.500%, 04/22/34 to 03/20/38	2,500	2,767
4.500%, 03/01/39 to 04/01/39	3,800	4,138
4.000%, 03/01/40	10,200	10,983
3.500%, 04/01/41 to 04/15/41	26,500	27,703

11	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	$5,949	$6,209
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.713%, 10/07/20 (B)	11,275	11,288
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.658%, 11/06/17 (B)	4,644	4,644
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.732%, 11/05/20 (B)	2,945	2,945
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.822%, 12/08/20 (B)	905	908
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/20	418	429
NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.646%, 12/07/20 (B)	247	248

		2,323,308

Non-Agency Mortgage-Backed Obligations — 10.1%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.495%, 02/02/37 (B) (C)	789	758
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (B) (C)	1,325	1,343
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (B) (C)	900	918
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (B) (C)	1,500	1,547
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (B) (C)	613	633
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/58 (B) (C)	570	592
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.117%, 11/25/46 (B)	1,375	589
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.369%, 03/25/47 (B)	11,383	6,056
Americold LLC Trust, Ser 2010- ARTA, Cl A1
3.847%, 01/14/29 (C)	3,254	3,397
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.219%, 05/24/36 (B) (C)	555	550
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.219%, 05/24/36 (B) (C)	400	389
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.008%, 03/26/37 (B) (C)	1,471	1,448

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (C)	$1,105	$1,145
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.472%, 10/28/36 (B) (C)	441	436
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.485%, 11/28/35 (B) (C)	491	476
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	469	477
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	670	685
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	578	593
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	334	335
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	658	662
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	432	441
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	425	426
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.715%, 11/25/21 (B)	206	192
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.429%, 04/25/37 (B)	431	302
Banc of America Commercial Mortgage
5.732%, 05/10/45 (B)	3,059	3,480
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	688
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	207	207
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	916	921
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	372	381
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	6,060	6,634
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	500	550
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,050	1,110

12	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	$300	$335
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (B)	500	561
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	6,635	7,471
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	907
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	1,912	2,138
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	1,760	1,948
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	445	468
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	72	71
Banc of America Funding, Ser 2004-C, Cl 1A1
5.034%, 12/20/34 (B)	227	221
Banc of America Funding, Ser 2005-B, Cl 2A1
2.868%, 04/20/35 (B)	4,014	2,958
Banc of America Funding, Ser 2006-G, Cl 2A3
0.416%, 07/20/36 (B)	5,266	5,124
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/35 (B) (C)	839	876
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/37 (C)	617	639
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	688	687
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/33	924	947
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.794%, 05/25/18 (B)	221	210
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.694%, 08/25/18 (B)	236	226
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.888%, 06/25/33 (B)	331	321
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	1,000	1,022
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	245	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	$200	$206
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	170	179
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	826	872
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/37 (C)	998	1,000
BCAP LLC Trust, Ser 2009- RR13, Cl 11A1
5.250%, 05/26/37 (B) (C)	149	148
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/37 (B) (C)	1,003	1,041
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.213%, 04/26/37 (B) (C)	927	921
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.141%, 11/26/37 (B) (C)	283	282
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.008%, 04/26/35 (B) (C)	423	415
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.130%, 07/26/45 (B) (C)	1,136	1,072
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.075%, 01/26/36 (B) (C)	459	425
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.897%, 02/26/47 (B) (C)	462	428
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.078%, 05/26/35 (B) (C)	700	627
BCAP LLC Trust, Ser 2010- RR12, Cl 2A5
4.500%, 01/26/36 (B) (C)	836	856
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (B) (C)	914	897
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.425%, 05/28/36 (B) (C)	1,155	1,019
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.897%, 07/26/36 (B) (C)	1,057	1,001
BCAP LLC Trust, Ser 2011- RR10, Cl 2A1
1.065%, 09/26/37 (B) (C)	1,138	981
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
4.331%, 08/26/36	1,077	997
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.050%, 05/25/34 (B)	271	271

13	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.322%, 05/25/34 (B)	$1,033	$968
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/35 (B)	467	447
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.645%, 04/25/35 (B)	230	169
Bear Stearns Asset-Backed Securities Trust, Ser 2006- AC1, Cl 1A1
5.750%, 02/25/36	1,992	1,327
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	415	420
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	150	151
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	540	540
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8
4.674%, 06/11/41	2,839	3,094
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.239%, 06/11/41 (B) (C)	14,628	196
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.145%, 10/12/42 (B)	7,280	8,118
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.459%, 03/11/39 (B)	300	339
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.704%, 04/12/38 (B)	4,110	4,652
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	341
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,762
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)	110	126
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.061%, 12/15/47	1,918	1,991

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	$1,659	$1,753
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	147	127
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.694%, 01/25/34 (B)	81	81
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.802%, 12/25/35 (B)	13,166	10,403
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.757%, 02/25/37 (B)	353	346
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.757%, 02/25/37 (B)	215	216
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.778%, 07/25/37 (B)	565	509
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/34	613	641
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (B)	440	466
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.885%, 12/10/49 (B)	5,860	6,743
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.102%, 08/25/34 (B)	283	288
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	408	405
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
4.724%, 11/25/38 (B) (C)	1,003	997
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (C)	1,383	1,439
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.460%, 09/25/33 (B) (C)	673	651
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/37 (B) (C)	1,000	1,016
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.612%, 02/25/35 (B) (C)	369	358
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/36 (C)	3,040	3,106
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/36 (C)	3,232	3,332
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.356%, 02/25/47 (B) (C)	614	604

14	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust,
Ser 2011-5, Cl 1A1
0.434%, 02/25/46 (B) (C)	$823	$750
Citigroup, Ser 2005-CD1, Cl AM
5.399%, 07/15/44 (B)	1,624	1,763
Citigroup, Ser 2006-CD2, Cl X, IO
0.090%, 01/15/46 (B) (C)	79,210	194
Citigroup, Ser 2007-CD4, Cl XC, IO
0.188%, 12/11/49 (B) (C)	44,483	388
Commercial Mortgage Asset
Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	635	656
Commercial Mortgage Pass- Through Certificates,
Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	3	3
Commercial Mortgage Pass- Through Certificates,
Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	2,500	2,508
Commercial Mortgage Pass- Through Certificates,
Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (B)	600	659
Commercial Mortgage Pass- Through Certificates,
Ser 2007-C9, Cl A4
5.813%, 12/10/49 (B)	1,310	1,514
Countrywide Alternative Loan
Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,077	2,185
Countrywide Alternative Loan
Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	1,954	1,906
Countrywide Alternative Loan
Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	206	211
Countrywide Alternative Loan
Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	907	936
Countrywide Alternative Loan
Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	300	253
Countrywide Alternative Loan
Trust, Ser 2005-27, Cl 2A1
1.547%, 08/25/35 (B)	3,669	2,036
Countrywide Alternative Loan
Trust, Ser 2005-27, Cl 3A2
1.297%, 08/25/35 (B)	806	382
Countrywide Alternative Loan
Trust, Ser 2005-59, Cl 1A1
0.611%, 11/20/35 (B)	4,861	2,722
Countrywide Alternative Loan
Trust, Ser 2005-72, Cl A1
0.514%, 01/25/36 (B)	2,379	1,500
Countrywide Home Loan Mortgage Pass-Through Trust,
Ser 2003-34, Cl A6
5.250%, 09/25/33	211	212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2003-39, Cl A6
5.000%, 10/25/33	$909	$899
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2003-56, Cl 6A1
2.937%, 12/25/33 (B)	513	471
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.458%, 08/25/18 (B)	101	101
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,527	1,562
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/34	761	789
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	869	889
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.852%, 09/25/34 (B)	72	45
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	753	651
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.644%, 09/25/35 (B) (C)	4,879	4,007
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	736	744
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	276	277
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,222	1,262
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/33	558	578
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	266	284
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	485	498

15	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	$1,491	$1,548
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/34	720	759
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/34	782	822
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.574%, 06/25/34 (B)	699	665
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.025%, 06/25/35 (B)	128	129
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	977	1,009
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	2,974	3,186
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	1,691	1,802
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.851%, 03/15/39 (B)	825	909
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	6,164	6,805
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,657	7,397
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	236	236
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.271%, 06/28/47 (B) (C)	387	384
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.676%, 09/26/46 (B) (C)	549	540
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (B) (C)	217	212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (B) (C)	$400	$365
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	674	675
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.273%, 02/27/47 (B) (C)	1,422	1,399
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.849%, 07/28/36 (B) (C)	836	787
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.523%, 08/28/47 (B) (C)	2,087	2,048
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.273%, 03/27/46 (B) (C)	2,646	2,628
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/36 (B) (C)	482	485
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	825	912
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (B) (C)	2,540	2,862
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	4,902	5,193
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44 (C)	2,695	2,805
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.646%, 08/10/44 (B) (C)	6,796	379
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.424%, 04/26/37 (B) (C)	381	366
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.546%, 06/28/47 (B) (C)	430	426
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.799%, 02/25/20 (B)	293	301
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	5,664	5,943
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.646%, 11/19/44 (B)	1,911	764
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.117%, 03/19/46 (B)	358	164

16	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	$7,198	$7,275
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	1,160	1,209
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.820%, 02/25/48 (B) (C)	4,523	4,524
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	754	761
GE Capital Commercial Mortgage, Ser 2003-C1, Cl A4
4.819%, 01/10/38	3,360	3,450
GE Capital Commercial Mortgage, Ser 2004-C2, Cl A4
4.893%, 03/10/40	929	988
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/48 (B)	1,000	1,031
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,530	1,657
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	7	7
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	404
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	389	395
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	801
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (B)	700	769
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (B)	1,628	1,679
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.030%, 10/19/33 (B)	1,624	1,597
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	553	548
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,045	1,081
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	686	720
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	305	312
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	2,566	2,604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	$645	$650
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (B)	7,150	7,648
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/42 (B)	220	229
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	4,640	5,079
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.881%, 07/10/38 (B)	10,875	12,394
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	10,664	11,839
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	901	965
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/39	1,657	1,802
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	2,350	2,395
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (B)	1,000	1,114
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.815%, 11/10/39 (B) (C)	11,327	246
GS Mortgage Securities II, Ser 2011-GC5, IO
1.779%, 08/10/44 (B) (C)	6,184	577
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	8,740	9,184
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	4	4
GSMPS Mortgage Loan Trust, Ser 2005-RP3, IO
5.080%, 09/25/35 (B) (C)	474	71
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.594%, 09/25/35 (B) (C)	593	449
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.644%, 04/25/36 (B) (C)	1,851	1,482
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	706	741
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	17	17
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.744%, 06/25/35 (B)	289	255

17	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	$125	$121
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.544%, 05/25/35 (B)	470	418
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	4,563	4,924
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	706	735
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.594%, 05/25/36 (B)	580	519
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.594%, 08/25/36 (B)	1,575	1,463
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.673%, 11/25/37 (B)	1,390	1,087
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	11,300	3,899
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	851	873
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	1,102	1,122
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	403	409
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	159	160
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	236	238
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	3,808	4,076
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.536%, 08/12/37 (B)	700	722
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	491	499

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.115%, 06/12/43 (B)	$55,025	$377
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	600	680
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	704	737
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	2,118	2,332
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.403%, 05/15/47 (B)	800	735
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	1,546	1,737
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	812	933
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	6,278	6,609
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	1,050	1,072
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	3,883	4,097
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	1,116	1,220
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/47	3,360	3,777
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
5.819%, 06/15/49 (B)	3,790	4,184
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.749%, 07/25/34 (B)	166	160
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.178%, 06/25/34 (B)	2,244	2,198
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.761%, 09/25/34 (B)	189	190

18	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
2.432%, 12/25/34 (B)	$549	$551
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
2.432%, 12/25/34 (B)	11,500	11,121
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.011%, 02/25/35 (B)	1,000	988
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (B)	90	91
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.311%, 04/25/35 (B)	360	360
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.527%, 04/25/36 (B)	13,400	10,664
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.747%, 08/25/34 (B)	1,578	1,520
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.647%, 11/25/33 (B)	1,339	1,306
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.546%, 05/25/36 (B)	12,169	10,474
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.757%, 08/25/34 (B)	691	612
JPMorgan Re-REMIC, Ser 2009- 6, Cl 4A1
5.755%, 09/26/36 (B) (C)	534	534
JPMorgan Re-REMIC, Ser 2010- 4, Cl 7A1
4.274%, 08/26/35 (B) (C)	418	407
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.123%, 07/15/44 (B)	844	910
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	287	288
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	848	874
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	2,501	2,593
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	390
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.165%, 02/15/41 (B) (C)	24,575	286
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.067%, 06/15/38 (B)	450	516
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	284

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	$713	$759
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	3,363	3,646
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)	2,910	3,296
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (B)	4,981	5,658
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	190	215
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (B) (C)	371	356
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/37 (B) (C)	1,000	995
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.718%, 11/21/34 (B)	398	399
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.718%, 11/21/34 (B)	1,585	1,536
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.718%, 11/21/34 (B)	11,650	11,705
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.444%, 05/25/47 (B)	14,331	7,494
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	1,613	1,686
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,018	2,938
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.594%, 05/25/35 (B) (C)	604	453
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.604%, 07/25/35 (B) (C)	1,350	1,016
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/35 (C)	314	245
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	391	392
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	736	558
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	844	889

19	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	$95	$97
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	374	386
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.730%, 07/25/33 (B)	194	191
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.456%, 02/25/34 (B)	193	184
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.238%, 02/25/34 (B)	2,245	2,242
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.603%, 08/25/34 (B)	373	355
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	1,069	1,132
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.327%, 01/12/44 (B)	480	475
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.177%, 02/25/36 (B)	362	295
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.661%, 05/12/39 (B)	505	575
Merrill Lynch, Ser 2006-4, Cl XC, IO
0.211%, 12/12/49 (B) (C)	16,189	208
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	16,900	18,684
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (B)	1,450	1,573
MLCC Mortgage Investors, Ser 2004-1, Cl 2A1
2.134%, 12/25/34 (B)	645	635
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.787%, 04/25/29 (B)	372	335
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.003%, 05/25/29 (B)	522	521
MLCC Mortgage Investors, Ser 2004-D, Cl A2
1.113%, 08/25/29 (B)	423	383
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.116%, 04/25/35 (B)	68	61
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	309	309
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	470	479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	$307	$316
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	2,600	2,861
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.350%, 11/14/42 (B)	316	322
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	6,545	7,240
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.647%, 03/12/44 (B)	972	1,025
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	4,155	4,726
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	11,485	12,780
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.983%, 08/12/41 (B)	4,440	5,114
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.405%, 02/12/44 (B) (C)	44,187	330
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	183	184
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.638%, 06/11/42 (B)	300	347
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	3,292	3,453
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/49	340	366
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	1,771	1,927
Morgan Stanley Capital I, Ser T25, Cl A3
5.514%, 11/12/49 (B)	1,077	1,215
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	115	115
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	680	681
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,060	1,090
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	721	738
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.654%, 04/25/34 (B)	702	712

20	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.354%, 02/25/47 (B)	$195	$161
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/56 (C)	269	271
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (C)	1,300	1,331
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/43 (C)	125	125
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	1,300	1,382
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (C)	1,906	1,912
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.800%, 05/25/36 (B)	604	477
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.317%, 03/15/30 (B)	2,754	2,868
PennyMac Loan Trust, Ser 2011- NPL1, Cl A
5.250%, 09/25/51 (B) (C)	442	443
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/34	293	311
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
0.000%, 02/25/34	89	67
Prime Mortgage Trust, Ser 2006- DR1, Cl 2A1
5.500%, 05/25/35 (C)	2,522	2,180
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (B) (C)	979	973
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/21 (C)	636	642
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	632	636
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	385	396
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	429	445
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,516	1,338
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.557%, 09/25/45 (B)	969	550
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	769	777

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	$1,237	$1,236
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	475	485
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.581%, 12/25/34 (B)	1,547	1,437
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/33	519	545
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.736%, 09/25/33 (B)	693	664
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.108%, 01/20/35 (B)	863	662
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	436	445
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	615	630
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (B) (C)	996	1,011
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/58 (B) (C)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.957%, 06/25/34 (B)	600	592
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.564%, 10/25/35 (B)	4,435	2,660
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.906%, 10/19/34 (B)	308	273
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.444%, 10/25/36 (B)	5,565	2,974
Structured Asset Securities, Ser 2003-16, Cl A3
0.744%, 06/25/33 (B)	631	601
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.459%, 10/25/33 (B)	9,873	9,309
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.257%, 11/25/33 (B)	207	217
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	841	851

21	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.028%, 12/25/33 (B)	$259	$260
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	909	887
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.884%, 09/25/43 (B)	717	679
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.719%, 08/15/39 (B)	2,500	2,704
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	3,089	3,126
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,331	2,656
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (B) (C)	584	587
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A2
9.077%, 12/26/50 (B) (C)	900	910
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/51 (B) (C)	272	273
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/51 (B) (C)	500	504
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/51 (B) (C)	280	281
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/51 (B) (C)	168	168
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	63	63
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	162	163
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	720	728
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C26, Cl XC, IO
0.093%, 06/15/45 (B) (C)	84,310	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C29, Cl A4
5.308%, 11/15/48	$530	$594
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.477%, 01/25/33 (B)	315	301
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.572%, 06/25/33 (B)	501	493
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.443%, 08/25/33 (B)	430	425
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.486%, 08/25/33 (B)	266	266
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.461%, 09/25/33 (B)	942	934
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.545%, 09/25/33 (B)	346	349
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.449%, 10/25/33 (B)	528	522
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	260	263
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.792%, 06/25/33 (B)	111	123
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,301	2,368
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.379%, 11/25/33 (B)	313	327
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	339	351
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.554%, 06/25/34 (B)	261	257
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.554%, 06/25/34 (B)	342	337

22	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	$574	$600
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.644%, 03/25/34 (B)	147	143
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	761	780
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.534%, 10/25/45 (B)	3,493	2,739
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.524%, 11/25/45 (B)	5,454	3,730
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.464%, 12/25/35 (B)	13,585	9,981
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.534%, 12/25/45 (B)	5,153	3,911
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.267%, 01/25/46 (B)	2,995	875
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.167%, 06/25/46 (B)	1,187	511
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl 2A
1.177%, 07/25/46 (B)	1,044	663
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.117%, 09/25/46 (B)	398	5
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.701%, 10/25/46 (B)	1,267	905
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.304%, 11/25/36 (B)	405	279
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.037%, 11/25/46 (B)	2,727	1,692
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.037%, 11/25/46 (B)	1,573	292

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.701%, 11/25/46 (B)	$1,669	$723
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.007%, 12/25/46 (B)	545	175
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.701%, 12/25/46 (B)	579	412
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
3.474%, 02/25/37 (B)	5,012	3,210
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
0.947%, 06/25/47 (B)	11,149	6,983
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.007%, 07/25/47 (B)	11,554	7,028
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	698	133
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/33	116	122
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/33	236	192
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/33	344	294
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/37 (B)(C)	623	623
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	1,092	1,129
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.679%, 02/25/33 (B)	664	670
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.421%, 10/25/33 (B)	110	110

23	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.430%, 11/25/33 (B)	$751	$760
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.924%, 02/25/34 (B)	500	512
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (B)	118	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.707%, 12/25/34 (B)	736	721
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.707%, 12/25/34 (B)	491	486
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.741%, 12/25/34 (B)	242	241
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.741%, 12/25/34 (B)	363	364
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.692%, 07/25/34 (B)	783	764
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.895%, 08/25/34 (B)	359	369
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.677%, 09/25/34 (B)	1,379	1,358
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.710%, 10/25/34 (B)	649	630
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.710%, 10/25/34 (B)	519	511
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	316	324
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	274	287
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.696%, 06/25/35 (B)	967	914

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR9, Cl 2A1
2.665%, 10/25/33 (B)	$299	$290
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR14, Cl A1
5.350%, 08/25/35 (B)	587	589
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.640%, 11/25/36 (B)	735	680
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.357%, 02/15/44 (B)(C)	8,308	448
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	3,935	4,113
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (C)	600	653

		661,211

Total Mortgage-Backed Securities (Cost $2,909,830) ($ Thousands)		2,984,519

CORPORATE OBLIGATIONS — 25.2%

Consumer Discretionary — 1.3%
CBS
8.875%, 05/15/19	125	167
7.875%, 07/30/30	160	213
5.750%, 04/15/20 (A)	92	106
Comcast
6.500%, 01/15/15	3,425	3,941
6.500%, 01/15/17 (A)	5,055	6,089
6.450%, 03/15/37	200	250
5.650%, 06/15/35	230	263
4.950%, 06/15/16	4,125	4,662
Comcast Cable Communications
8.375%, 03/15/13	3,292	3,549
Comcast Cable Communications Holdings
9.455%, 11/15/22	920	1,361
CVS
5.789%, 01/10/26 (C)	1,797	1,936
CVS Caremark
6.600%, 03/15/19	180	226
6.125%, 09/15/39 (A)	140	175
5.750%, 05/15/41	1,155	1,381
4.125%, 05/15/21	360	396
CVS Lease Pass-Through
6.036%, 12/10/28 (C)	2,665	2,938
CVS Lease Pass-Through Trust
5.926%, 01/10/34 (C)	332	361
5.880%, 01/10/28	165	176
Daimler Finance North America LLC (C)
3.875%, 09/15/21	665	689
2.625%, 09/15/16	389	398
1.875%, 09/15/14	4,725	4,761
DaimlerChrysler
6.500%, 11/15/13 (A)	460	502

24	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gap
5.950%, 04/12/21	$2,833	$2,841
Historic TW
9.150%, 02/01/23	500	695
Interpublic Group of Cos
10.000%, 07/15/17	700	802
Johnson Controls
5.250%, 12/01/41	440	469
4.250%, 03/01/21 (A)	265	286
3.750%, 12/01/21	289	305
Kohl’s
6.250%, 12/15/17	255	302
4.000%, 11/01/21 (A)	134	140
Lowe’s MTN
7.110%, 05/15/37	400	536
5.125%, 11/15/41	48	55
3.800%, 11/15/21	68	73
Macy’s Retail Holdings
7.450%, 07/15/17	120	147
5.125%, 01/15/42	54	55
3.875%, 01/15/22	108	111
McDonald’s MTN
5.350%, 03/01/18	1,300	1,577
Newell Rubbermaid
4.700%, 08/15/20 (A)	176	191
Staples
9.750%, 01/15/14	305	350
Target
7.000%, 01/15/38	135	192
4.000%, 06/15/13	355	370
Thomson Reuters
5.950%, 07/15/13 (A)	1,405	1,489
4.700%, 10/15/19	250	276
Time Warner
7.625%, 04/15/31	4,830	6,479
6.250%, 03/29/41	277	334
5.375%, 10/15/41	37	41
4.750%, 03/29/21 (A)	920	1,029
4.700%, 01/15/21	820	914
Time Warner Cable
8.750%, 02/14/19	2,940	3,894
8.250%, 04/01/19	3,295	4,273
7.300%, 07/01/38	400	514
6.750%, 07/01/18	120	148
6.550%, 05/01/37	3,426	4,135
5.875%, 11/15/40	4,455	5,059
5.500%, 09/01/41 (A)	3,440	3,788
4.125%, 02/15/21	360	382
4.000%, 09/01/21 (A)	30	31
Time Warner Entertainment
8.375%, 03/15/23	232	317
8.375%, 07/15/33	100	131
United Business Media
5.750%, 11/03/20 (C)	1,070	1,057
Viacom
3.875%, 12/15/21 (A)	294	310
Volkswagen International Finance
1.625%, 08/12/13 (C)	100	101
Wal-Mart Stores
5.800%, 02/15/18	1,910	2,342
5.625%, 04/15/41	2,615	3,309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Walt Disney
4.125%, 12/01/41	$560	$574
Wyndham Worldwide
4.250%, 03/01/22	2,805	2,815
2.950%, 03/01/17	1,050	1,053

		88,832

Consumer Staples — 1.3%
Altria Group
10.200%, 02/06/39	975	1,554
9.250%, 08/06/19	2,120	2,899
4.750%, 05/05/21	2,260	2,490
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (A)	7,700	10,139
5.375%, 11/15/14	2,060	2,305
5.375%, 01/15/20	2,570	3,065
5.000%, 04/15/20	910	1,065
Aristotle Holding (C)
3.500%, 11/15/16	4,920	5,076
2.650%, 02/15/17	4,150	4,155
2.100%, 02/12/15	3,680	3,709
Bunge Finance
8.500%, 06/15/19	350	433
5.900%, 04/01/17	107	117
Cencosud
5.500%, 01/20/21 (C)	1,155	1,215
Coca-Cola
1.800%, 09/01/16	3,174	3,263
Diageo Capital
4.828%, 07/15/20	300	347
Diageo Finance BV
5.500%, 04/01/13	300	316
GlaxoSmithKline Capital
4.375%, 04/15/14	200	216
Grupo Bimbo
4.500%, 01/25/22 (C)	475	490
Kimberly-Clark
2.400%, 03/01/22	36	35
Kraft Foods
6.500%, 08/11/17 (A)	300	364
6.500%, 02/09/40	1,355	1,762
6.125%, 08/23/18	700	844
5.375%, 02/10/20 (A)	4,505	5,253
Kroger
7.500%, 04/01/31	110	143
6.150%, 01/15/20 (A)	300	370
5.400%, 07/15/40	45	49
2.200%, 01/15/17	80	81
PepsiCo
7.900%, 11/01/18	339	463
3.000%, 08/25/21 (A)	181	187
2.750%, 03/05/22	4,640	4,632
2.500%, 05/10/16	1,965	2,068
Pernod-Ricard (C)
5.750%, 04/07/21	3,532	4,014
5.500%, 01/15/42	2,620	2,796
4.450%, 01/15/22	6,628	6,909
2.950%, 01/15/17	680	693
Philip Morris International
2.900%, 11/15/21	2,240	2,263
Reynolds American
7.250%, 06/01/12	2,010	2,038

25	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SABMiller
5.500%, 08/15/13 (C)	$320	$339
SABMiller Holdings
3.750%, 01/15/22 (C)	4,555	4,751
Safeway
6.350%, 08/15/17 (A)	2,616	3,018
Teva Pharmaceutical Finance BV
3.650%, 11/10/21	1,020	1,064
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	300	313

		87,303

Energy — 2.4%
Alberta Energy
7.375%, 11/01/31	200	241
Anadarko Finance
7.500%, 05/01/31	73	94
Anadarko Holding
7.150%, 05/15/28 (A)	150	177
Anadarko Petroleum
8.700%, 03/15/19	150	200
7.625%, 03/15/14	450	500
6.950%, 06/15/19	90	111
6.375%, 09/15/17	4,090	4,909
5.950%, 09/15/16	190	220
ANR Pipeline
9.625%, 11/01/21	100	149
Apache
6.900%, 09/15/18	180	228
6.000%, 09/15/13	3,170	3,433
5.625%, 01/15/17	370	438
Baker Hughes
7.500%, 11/15/18	2,200	2,920
BG Energy Capital (C)
5.125%, 10/15/41 (A)	200	227
4.000%, 10/15/21	4,725	5,093
BP Capital Markets
5.250%, 11/07/13	3,230	3,470
3.875%, 03/10/15 (A)	630	683
3.625%, 05/08/14 (A)	100	106
3.561%, 11/01/21	210	224
3.125%, 03/10/12	470	470
Canadian Natural Resources
7.200%, 01/15/32	150	196
6.450%, 06/30/33	200	253
Conoco Funding
7.250%, 10/15/31	785	1,097
6.950%, 04/15/29	1,235	1,687
ConocoPhillips
6.000%, 01/15/20 (A)	460	579
Devon Energy
6.300%, 01/15/19 (A)	330	410
5.600%, 07/15/41	3,940	4,700
El Paso
6.950%, 06/01/28	2,250	2,343
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	1,025	1,190
6.500%, 04/01/20	3,265	3,638
5.000%, 10/01/21	325	339
4.100%, 11/15/15	1,370	1,409

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Encana
6.500%, 05/15/19 (A)	$250	$297
5.150%, 11/15/41	3,325	3,359
Energen
4.625%, 09/01/21	3,035	3,046
Energy Transfer Partners
9.000%, 04/15/19	319	399
6.700%, 07/01/18	2,250	2,576
6.500%, 02/01/42	925	1,027
5.200%, 02/01/22	925	996
ENI
5.700%, 10/01/40 (C)	900	959
Enterprise Products Operating LLC
9.750%, 01/31/14	3,470	3,991
5.700%, 02/15/42	1,500	1,697
4.050%, 02/15/22 (A)	1,330	1,411
EOG Resources
4.100%, 02/01/21	300	332
Halliburton
6.150%, 09/15/19	300	364
Hess
8.125%, 02/15/19	3,250	4,231
Husky Energy
7.250%, 12/15/19	1,524	1,919
Kerr-McGee
6.950%, 07/01/24	4,965	6,123
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,180	1,182
6.000%, 02/01/17	590	687
5.000%, 12/15/13	1,190	1,257
Marathon Petroleum
6.500%, 03/01/41	1,043	1,179
Nexen
6.400%, 05/15/37	390	447
Noble Energy
4.150%, 12/15/21	2,950	3,090
Noble Holding International
5.250%, 03/15/42	119	126
3.950%, 03/15/22	40	41
Occidental Petroleum
3.125%, 02/15/22	1,710	1,771
1.750%, 02/15/17 (A)	153	155
ONEOK Partners
6.125%, 02/01/41	520	615
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,086	1,328
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	6,386
1.127%, 12/03/12 (B)(C)	201	200
Petrobras International Finance
6.125%, 10/06/16	1,300	1,469
5.750%, 01/20/20	1,127	1,240
5.375%, 01/27/21 (A)	6,425	6,908
Petrobras International Finance - Pifco
3.875%, 01/27/16	1,480	1,543
3.500%, 02/06/17	4,375	4,469
2.875%, 02/06/15	1,745	1,786

26	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Petro-Canada
7.875%, 06/15/26	$100	$135
6.800%, 05/15/38	3,850	5,188
6.050%, 05/15/18	260	315
Petroleos Mexicanos (C)
6.500%, 06/02/41	875	989
6.500%, 06/02/41	350	396
4.875%, 01/24/22	1,743	1,825
Pride International
6.875%, 08/15/20	1,810	2,205
Reliance Holdings USA
5.400%, 02/14/22 (C)	3,060	3,100
Schlumberger Investment
3.300%, 09/14/21 (C)	163	168
Shell International Finance BV
6.375%, 12/15/38	1,290	1,813
4.375%, 03/25/20	80	93
4.300%, 09/22/19 (A)	1,000	1,154
3.100%, 06/28/15 (A)	165	178
Southwestern Energy
4.100%, 03/15/22 (C)	1,890	1,888
Spectra Energy Capital LLC
8.000%, 10/01/19	702	899
Statoil
5.250%, 04/15/19	460	544
4.250%, 11/23/41	80	83
3.150%, 01/23/22	100	104
3.125%, 08/17/17 (A)	200	215
Suncor Energy
6.500%, 06/15/38	345	447
Talisman Energy
7.750%, 06/01/19	1,745	2,187
Tennessee Gas Pipeline
8.000%, 02/01/16	2,950	3,410
Tosco
8.125%, 02/15/30	100	145
7.800%, 01/01/27	210	290
Total Capital
4.125%, 01/28/21	74	83
2.300%, 03/15/16	300	313
Total Capital International
2.875%, 02/17/22	138	140
TransCanada Pipelines
7.125%, 01/15/19	200	257
6.500%, 08/15/18	425	531
Transocean
7.350%, 12/15/41	1,298	1,656
6.500%, 11/15/20 (A)	485	566
6.375%, 12/15/21	42	49
5.050%, 12/15/16	3,520	3,851
Western Gas Partners
5.375%, 06/01/21	2,470	2,635
Williams
8.750%, 03/15/32	2,302	3,073
7.875%, 09/01/21	1,232	1,556
7.750%, 06/15/31	339	414
7.500%, 01/15/31	875	1,040
Williams Partners
5.250%, 03/15/20	570	644

		154,919

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 14.4%
ABB Treasury Center USA
2.500%, 06/15/16 (C)	$6,720	$6,787
Abbey National Treasury Services
4.000%, 04/27/16 (A)	3,500	3,440
ACE INA Holdings
5.600%, 05/15/15	380	430
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	4,732	4,954
Aegon, Ser CMS
2.153%, 07/29/49 (B)	2,180	1,177
Aflac
8.500%, 05/15/19 (A)	165	215
6.450%, 08/15/40	92	106
4.000%, 02/15/22	227	230
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (C)	150	175
Allstate
7.450%, 05/16/19	4,680	5,940
5.000%, 08/15/14	300	327
Ally Financial
2.727%, 12/01/14 (B)	4,579	4,286
1.750%, 10/30/12	3,960	4,001
American Express MTN
7.250%, 05/20/14	360	406
7.000%, 03/19/18	500	616
5.875%, 05/02/13	1,880	1,983
American Express Credit MTN
7.300%, 08/20/13 (A)	500	543
5.125%, 08/25/14	6,140	6,727
2.800%, 09/19/16 (A)	389	403
American Honda Finance MTN (C)
7.625%, 10/01/18	150	192
3.875%, 09/21/20	2,840	2,934
2.600%, 09/20/16	246	253
2.375%, 03/18/13	150	153
American International Group
6.400%, 12/15/20	1,500	1,673
6.250%, 05/01/36	675	730
6.250%, 03/15/37	3,840	3,398
5.850%, 01/16/18	380	410
3.750%, 11/30/13 (C)	1,000	1,010
American Tower ‡
5.050%, 09/01/20	767	792
4.500%, 01/15/18	2,625	2,716
ANZ National International
2.375%, 12/21/12 (C)	190	192
AON
6.250%, 09/30/40	79	98
3.500%, 09/30/15	46	48
3.125%, 05/27/16	235	243
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	1,633	1,666
Associates Corp of North America
6.950%, 11/01/18	650	735

27	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Australia & New Zealand Banking Group
4.875%, 01/12/21 (A)(C)	$137	$148
3.250%, 03/01/16 (A)(C)	200	204
2.400%, 11/23/16 (C)	2,618	2,636
0.769%, 10/29/49(B)	1,400	742
BA Covered Bond Issuer
5.500%, 06/14/12 (C)	1,500	1,520
Bank of America
8.070%, 12/31/26 (C)	1,030	1,034
7.625%, 06/01/19	175	198
7.375%, 05/15/14	780	843
6.500%, 08/01/16 (A)	10,488	11,337
6.100%, 06/15/17	6,000	6,284
6.000%, 09/01/17	2,315	2,444
5.875%, 02/07/42	885	883
5.750%, 12/01/17	2,420	2,533
5.700%, 01/24/22	4,338	4,598
5.650%, 05/01/18	1,270	1,318
5.625%, 10/14/16	10,925	11,405
5.625%, 07/01/20	2,875	2,983
5.420%, 03/15/17	5,030	5,031
5.000%, 05/13/21 (A)	1,915	1,907
4.500%, 04/01/15	6,540	6,639
3.625%, 03/17/16	2,770	2,740
0.826%, 06/15/16 (B)	2,550	2,160
Bank of Montreal (C)
2.850%, 06/09/15 (A)	2,720	2,875
1.950%, 01/30/17	5,515	5,604
1.300%, 10/31/14	321	324
Bank of New York Mellon MTN (A)
4.600%, 01/15/20	160	178
3.550%, 09/23/21	144	149
3.100%, 01/15/15	125	132
2.950%, 06/18/15	500	527
2.400%, 01/17/17	398	409
Bank of Nova Scotia
3.400%, 01/22/15	478	508
2.550%, 01/12/17	6,115	6,329
2.150%, 08/03/16 (A)(C)	1,178	1,215
1.950%, 01/30/17 (C)	8,175	8,324
1.650%, 10/29/15 (A)(C)	355	362
Bank of Tokyo-Mitsubishi UFJ (C)
3.850%, 01/22/15	1,007	1,069
2.350%, 02/23/17	295	296
Barclays Bank
6.050%, 12/04/17 C)	2,390	2,433
5.200%, 07/10/14	350	372
5.125%, 01/08/20 (A)	4,145	4,382
5.000%, 09/22/16 (A)	4,800	5,168
2.500%, 01/23/13 (A)	500	504
2.500%, 09/21/15 (A)(C)	365	370
0.563%, 08/07/49 (B)	380	171
BB&T MTN
6.850%, 04/30/19 (A)	115	141
5.700%, 04/30/14	620	682
4.900%, 06/30/17	400	438
3.950%, 04/29/16 (A)	555	603
3.850%, 07/27/12	80	81
3.375%, 09/25/13	70	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BBVA US Senior SAU
3.250%, 05/16/14	$3,000	$2,953
Bear Stearns
7.250%, 02/01/18	2,930	3,542
6.400%, 10/02/17	3,660	4,253
4.650%, 07/02/18	3,000	3,190
Berkshire Hathaway
3.750%, 08/15/21 (A)	2,558	2,687
3.400%, 01/31/22	4,475	4,571
3.200%, 02/11/15	1,570	1,681
1.900%, 01/31/17	2,615	2,664
Berkshire Hathaway Finance
5.400%, 05/15/18 (A)	5,160	6,136
2.450%, 12/15/15	187	195
BHP Billiton Finance USA
3.250%, 11/21/21	4,560	4,707
BlackRock
6.250%, 09/15/17 (A)	570	672
Blackstone Holdings Finance LLC
5.875%, 03/15/21 (C)	1,180	1,192
Boeing Capital
2.900%, 08/15/18	1,545	1,641
Boston Properties ‡
3.700%, 11/15/18	1,520	1,591
Branch Banking & Trust
5.625%, 09/15/16	325	370
Caisse Centrale Desjardins du Quebec (C)
2.550%, 03/24/16	1,791	1,863
1.600%, 03/06/17	3,095	3,095
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (C)	1,000	1,050
Capital One Bank USA
8.800%, 07/15/19	250	306
Capital One Financial
7.375%, 05/23/14	450	501
6.750%, 09/15/17	740	861
4.750%, 07/15/21	375	395
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	324
6.200%, 09/30/13	3,440	3,738
5.850%, 09/01/17	580	696
CDP Financial
3.000%, 11/25/14 (C)	6,800	7,093
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	475	490
Charles Schwab
4.950%, 06/01/14	100	109
Chase Capital VI
1.172%, 08/01/28 (B)	2,000	1,542
Citigroup
8.500%, 05/22/19 (A)	600	744
8.125%, 07/15/39	2,338	3,055
6.875%, 03/05/38	3,715	4,358
6.500%, 08/19/13	3,190	3,382
6.375%, 08/12/14	2,650	2,875
6.125%, 05/15/18	390	436
6.010%, 01/15/15	1,000	1,089

28	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.000%, 12/13/13	$2,920	$3,099
6.000%, 08/15/17 (A)	4,270	4,756
5.500%, 04/11/13	738	766
5.500%, 02/15/17	11,465	12,048
5.375%, 08/09/20 (A)	310	338
5.000%, 09/15/14	2,490	2,592
4.587%, 12/15/15	114	121
4.500%, 01/14/22	1,488	1,529
4.450%, 01/10/17	5,085	5,367
3.953%, 06/15/16 (A)	3,103	3,208
2.650%, 03/02/15	4,365	4,366
1.041%, 08/25/36 (B)	2,839	1,659
Citigroup Capital III
7.625%, 12/01/36	2,000	2,125
Citigroup Funding
1.875%, 10/22/12	5,355	5,413
CME Group
5.750%, 02/15/14 (A)	177	194
CNA Financial
5.875%, 08/15/20	274	298
5.850%, 12/15/14	200	214
Comerica
3.000%, 09/16/15	145	150
Commonwealth Bank of Australia MTN (C)
5.000%, 10/15/19	900	975
3.750%, 10/15/14	1,030	1,068
CommonWealth REIT ‡
6.650%, 01/15/18	255	274
6.250%, 08/15/16	300	322
5.875%, 09/15/20	95	98
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (B)(C)	2,713	3,435
5.800%, 09/30/10 (A)(C)	300	296
5.250%, 05/24/41 (A)	912	964
4.500%, 01/11/21	300	315
3.875%, 02/08/22	1,345	1,341
3.375%, 01/19/17	7,385	7,602
3.200%, 03/11/15 (C)	700	720
Countrywide Financial
6.250%, 05/15/16 (A)	1,170	1,176
Credit Agricole
8.375%, 12/31/49 (A)(B)(C)	4,550	4,072
2.625%, 01/21/14 (C)	1,480	1,457
Credit Suisse NY
6.000%, 02/15/18	8,445	8,894
5.500%, 05/01/14	125	134
5.300%, 08/13/19	600	640
5.000%, 05/15/13 (A)	4,489	4,666
4.375%, 08/05/20	920	935
Credit Suisse USA
5.125%, 08/15/15	645	701
Deutsche Bank
4.875%, 05/20/13	2,260	2,346
3.875%, 08/18/14 (A)	295	308
2.375%, 01/11/13	2,500	2,520
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (B)(C)	4,789	3,975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dexia Credit Local
2.750%, 04/29/14 (C)	$13,575	$12,945
DnB Boligkreditt
2.100%, 10/14/15 (C)	10,132	10,240
Dresdner Funding Trust I
8.151%, 06/30/31 (C)	365	303
ERAC USA Finance LLC (C)
4.500%, 08/16/21	175	179
2.250%, 01/10/14	250	250
ERP Operating ‡
5.750%, 06/15/17	500	569
5.125%, 03/15/16	1,000	1,099
4.625%, 12/15/21	2,421	2,594
Farmers Exchange Capital (C)
7.200%, 07/15/48	2,519	2,643
7.050%, 07/15/28	1,063	1,186
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	4,118	5,257
FDIC Structured Sale Guaranteed
Notes
1.450%, 10/25/13 (C)(D)	1,570	1,553
First Chicago NBD Institutional
Capital I
1.097%, 02/01/27 (B)	3,750	2,888
First Industrial MTN
7.500%, 12/01/17	1,765	1,781
FMR LLC
6.450%, 11/15/39 (C)	250	277
Ford Motor Credit LLC
5.875%, 08/02/21	2,025	2,260
FUEL Trust (C)
4.207%, 04/15/16	401	411
3.984%, 06/15/16	555	567
General Electric Capital MTN
6.875%, 01/10/39	6,737	8,316
6.750%, 03/15/32	150	182
6.375%, 11/15/67 (B)	6,235	6,329
6.150%, 08/07/37	5,880	6,634
6.000%, 08/07/19	920	1,073
5.900%, 05/13/14	2,510	2,770
5.875%, 01/14/38	1,520	1,699
5.625%, 09/15/17 (A)	800	923
5.625%, 05/01/18	6,615	7,647
5.500%, 01/08/20	480	548
5.400%, 02/15/17 (A)	1,800	2,066
5.375%, 10/20/16	1,300	1,498
5.300%, 02/11/21 (A)	2,073	2,284
4.650%, 10/17/21	3,130	3,404
4.625%, 01/07/21 (A)	3,300	3,583
2.250%, 11/09/15 (A)	180	185
0.911%, 05/05/26 (B)	4,345	3,371
0.806%, 09/15/14 (B)	4,090	4,025
0.701%, 04/10/12 (A)(B)	500	500
0.623%, 03/20/14 (B)	2,000	1,953
Glitnir Banki (C)(E)
7.451%, 09/14/16	500	—
6.693%, 06/15/16	4,480	—
6.375%, 09/25/12	3,100	837
6.330%, 07/28/11	2,440	659
Goldman Sachs Capital II
5.793%, 06/01/43 (B)	13,260	9,183

29	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group
7.500%, 02/15/19 (A)	$3,046	$3,468
6.250%, 09/01/17 (A)	1,400	1,539
6.250%, 02/01/41 (A)	2,490	2,571
6.150%, 04/01/18	7,800	8,453
6.000%, 06/15/20	3,855	4,098
5.950%, 01/18/18	3,175	3,431
5.750%, 10/01/16	1,000	1,077
5.750%, 01/24/22	4,902	5,117
5.450%, 11/01/12	750	769
5.375%, 03/15/20 (A)	540	553
5.250%, 10/15/13	980	1,026
5.250%, 07/27/21 (A)	8,105	8,118
4.750%, 07/15/13	100	104
3.625%, 08/01/12	470	475
3.625%, 02/07/16 (A)	470	472
GTP Acquisition Partners I LLC
4.347%, 06/15/16 (C)	606	608
HBOS MTN
6.750%, 05/21/18 (C)	5,100	4,582
HBOS Capital Funding
6.071%, 06/30/49 (B)(C)	1,920	1,363
HCP ‡
6.750%, 02/01/41	465	567
6.700%, 01/30/18	4,478	5,219
6.000%, 01/30/17	6,000	6,689
5.650%, 12/15/13	2,845	3,016
5.375%, 02/01/21 (A)	105	115
3.750%, 02/01/19	3,266	3,290
Health Care REIT ‡
6.500%, 03/15/41	2,663	2,891
5.250%, 01/15/22	1,600	1,691
4.950%, 01/15/21	4,910	5,137
Highwoods Properties ‡
7.500%, 04/15/18	1,339	1,544
Hongkong & Shanghai Banking
0.750%, 07/22/49 (B)	195	89
HSBC Bank
4.750%, 01/19/21 (C)	400	427
4.125%, 08/12/20 (C)	261	268
3.100%, 05/24/16 (C)	5,022	5,137
1.625%, 07/07/14 (A)(C)	728	730
0.912%, 06/29/49 (B)	1,160	528
HSBC Bank USA NY
4.625%, 04/01/14 (A)	300	317
HSBC Finance
7.000%, 05/15/12	1,885	1,908
6.676%, 01/15/21	7,330	7,844
6.375%, 11/27/12	365	378
5.500%, 01/19/16 (A)	600	645
4.750%, 07/15/13 (A)	166	172
0.821%, 01/15/14 (B)	500	483
HSBC Holdings
6.800%, 06/01/38	1,514	1,727
5.100%, 04/05/21 (A)	1,596	1,747
4.875%, 01/14/22	300	325
HSBC USA
2.375%, 02/13/15	6,275	6,363
Hutchison Whampoa International
5.750%, 09/11/19 (C)	740	819

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hutchison Whampoa International 11
4.625%, 01/13/22 (C)	$2,135	$2,179
3.500%, 01/13/17 (C)	585	593
ILFC E-Capital Trust II
6.250%, 12/21/65 (A)(B)(C)	1,200	870
ING Bank
3.750%, 03/07/17 (C)	457	455
International Lease Finance (C)
6.750%, 09/01/16	6,140	6,708
6.500%, 09/01/14	7,190	7,657
Intesa Sanpaolo
3.625%, 08/12/15 (A)(C)	1,540	1,468
IPIC GMTN MTN
5.500%, 03/01/22 (C)	1,500	1,528
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	475	499
Jackson National Life Global
Funding MTN
5.375%, 05/08/13 (C)	610	634
Jefferies Group
8.500%, 07/15/19 (A)	90	97
6.450%, 06/08/27	590	555
6.250%, 01/15/36	400	351
3.875%, 11/09/15 (A)	171	162
John Deere Capital MTN
5.750%, 09/10/18	300	369
JPMorgan Chase
6.000%, 01/15/18	400	463
5.750%, 01/02/13	760	790
5.600%, 07/15/41	1,251	1,390
5.400%, 01/06/42	1,325	1,432
5.150%, 10/01/15	240	260
5.125%, 09/15/14	136	146
4.350%, 08/15/21 (A)	510	535
4.250%, 10/15/20	2,040	2,110
3.450%, 03/01/16	1,015	1,054
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,597
6.000%, 10/01/17	12,275	13,773
0.872%, 06/13/16 (B)	4,250	3,909
JPMorgan Chase Capital XIII
1.529%, 09/30/34 (B)	1,440	1,111
JPMorgan Chase Capital XXII
6.450%, 02/02/37	480	482
JPMorgan Chase Capital XXIII
1.503%, 05/15/47 (B)	4,000	2,969
Kaupthing Bank MTN (C)(E)
7.625%, 02/28/15	8,130	2,093
7.125%, 05/19/16	12,000	1
5.750%, 10/04/11	1,120	288
KeyBank
5.800%, 07/01/14	600	649
KFW
1.000%, 01/12/15	4,355	4,376
Kilroy Realty ‡
6.625%, 06/01/20	535	597
5.000%, 11/03/15	830	869
4.800%, 07/15/18	2,225	2,288
Landsbanki Islands
6.100%, 08/25/11 (C)(E)	6,520	269

30	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lazard Group
7.125%, 05/15/15	$2,880	$3,104
6.850%, 06/15/17	4,015	4,364
Lehman Brothers Holdings (E)
6.750%, 12/28/17	10,370	1
6.500%, 07/19/17	4,040	4
Lehman Brothers Holdings
Capital Trust VII MTN
5.857%, 11/29/49(E)	20,630	2
Lincoln National
7.000%, 06/15/40	260	308
4.850%, 06/24/21	58	62
Lloyds TSB Bank
6.375%, 01/21/21	2,655	2,887
M&T Bank
5.375%, 05/24/12	325	328
Macquarie Bank
5.000%, 02/22/17 (C)	652	659
Macquarie Group MTN (C)
7.300%, 08/01/14	480	506
6.250%, 01/14/21 (A)	525	524
6.000%, 01/14/20	225	221
Manufacturers & Traders Trust
6.625%, 12/04/17	250	290
Massachusetts Mutual Life
Insurance (C)
8.875%, 06/01/39	3,745	5,496
5.375%, 12/01/41	66	70
MassMutual Global Funding II (C)
3.625%, 07/16/12	300	303
2.875%, 04/21/14	122	126
2.300%, 09/28/15	100	103
MBNA Capital, Ser A
8.278%, 12/01/26	3,135	3,174
Merrill Lynch MTN
7.430%, 09/01/22	3	3
6.875%, 04/25/18	980	1,068
6.400%, 08/28/17	1,250	1,318
6.150%, 04/25/13 (A)	210	218
5.700%, 05/02/17	600	599
MetLife
7.717%, 02/15/19	1,750	2,229
6.750%, 06/01/16	2,950	3,531
6.400%, 12/15/36	6,730	6,645
5.700%, 06/15/35	890	1,053
4.750%, 02/08/21	660	732
MetLife Capital Trust X
9.250%, 04/08/38 (C)	2,700	3,321
MetLife Institutional Funding II
1.481%, 04/04/14 (B)(C)	153	153
Metropolitan Life Global Funding I (C)
5.125%, 04/10/13	200	209
5.125%, 06/10/14 (A)	1,575	1,700
3.650%, 06/14/18	490	504
2.500%, 01/11/13	925	936
2.500%, 09/29/15	2,935	3,014
2.000%, 01/10/14	200	202
Monumental Global Funding
5.500%, 04/22/13 (C)	235	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley MTN
7.300%, 05/13/19	$5,990	$6,465
6.625%, 04/01/18 (A)	5,190	5,503
6.250%, 08/28/17 (A)	550	577
6.000%, 05/13/14	5,135	5,381
5.950%, 12/28/17	245	254
5.750%, 01/25/21	235	233
5.625%, 09/23/19	2,385	2,385
5.550%, 04/27/17	514	527
5.500%, 07/24/20	370	364
5.500%, 07/28/21 (A)	4,215	4,176
5.450%, 01/09/17	250	257
5.300%, 03/01/13 (A)	400	412
4.750%, 04/01/14	1,940	1,963
4.200%, 11/20/14 (A)	1,836	1,843
3.800%, 04/29/16	2,065	2,014
1.015%, 10/18/16 (B)	9,000	7,589
National Australia Bank (C)
5.350%, 06/12/13	5,495	5,749
3.750%, 03/02/15 (A)	455	477
3.000%, 07/27/16 (A)	1,000	1,020
2.500%, 01/08/13	550	557
National Bank of Canada (C)
2.200%, 10/19/16	4,350	4,490
1.650%, 01/30/14 (A)	271	276
National City
4.900%, 01/15/15	400	439
National City Bank
5.800%, 06/07/17 (A)	525	586
0.904%, 06/07/17 (B)	3,000	2,711
National Rural Utilities
Cooperative Finance
10.375%, 11/01/18	230	336
2.625%, 09/16/12	95	96
Nationwide Mutual Insurance (C)
9.375%, 08/15/39	460	590
6.600%, 04/15/34	2,160	2,115
5.810%, 12/15/24 (B)	3,900	3,684
New York Life Global Funding (C)
4.650%, 05/09/13	300	314
3.000%, 05/04/15	5,380	5,685
New York Life Insurance
6.750%, 11/15/39 (C)	1,355	1,787
NIBC Bank MTN
2.800%, 12/02/14 (C)	2,350	2,444
Nomura Holdings
6.700%, 03/04/20 (A)	629	682
4.125%, 01/19/16	150	152
Nordea Bank (C)
4.875%, 01/14/21	560	602
4.875%, 05/13/21 (A)	4,965	4,775
3.700%, 11/13/14	900	933
1.750%, 10/04/13	200	199
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	6,025	6,083
Northern Trust
5.500%, 08/15/13	85	91
Northwestern Mutual Life
Insurance
6.063%, 03/30/40 (C)	2,700	3,338
PACCAR Financial MTN
1.550%, 09/29/14	140	142

31	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pacific Life Global Funding (C)
5.150%, 04/15/13	$370	$387
5.000%, 05/15/17	170	180
Pacific Life Insurance
9.250%, 06/15/39 (C)	360	478
PNC Bank
6.000%, 12/07/17 (A)	250	284
PNC Funding
5.125%, 02/08/20 (A)	340	392
2.700%, 09/19/16	2,998	3,116
PPF Funding ‡
5.500%, 01/15/14 (C)	5,000	5,118
Pricoa Global Funding I
5.450%, 06/11/14 (C)	300	322
Principal Life Global Funding I
5.050%, 03/15/15 (C)	750	805
Principal Life Income Funding
Trusts MTN
5.100%, 04/15/14	600	642
Private Export Funding
4.375%, 03/15/19	4,660	5,480
2.125%, 07/15/16	4,760	4,997
Protective Life
8.450%, 10/15/39	412	486
Prudential Financial MTN
5.800%, 11/16/41	445	498
5.625%, 05/12/41	961	1,032
Prudential Holdings LLC (C)
8.695%, 12/18/23	2,500	3,125
1.434%, 12/18/17 (B)	3,725	3,490
Prudential Insurance of America
8.300%, 07/01/25 (C)	600	803
Resona Preferred Global
Securities Cayman
7.191%, 07/30/49 (A)(B)(C)	3,110	3,210
Royal Bank of Canada MTN
2.300%, 07/20/16 (A)	640	655
0.812%, 06/29/85 (B)	860	480
Royal Bank of Scotland
4.875%, 03/16/15	370	384
3.950%, 09/21/15	2,220	2,236
Royal Bank of Scotland Group MTN
7.640%, 09/29/17	1,000	695
6.400%, 10/21/19	2,860	3,001
Santander US Debt SAU
3.724%, 01/20/15 (C)	2,980	2,889
Security Benefit Life Insurance
8.750%, 05/15/16 (C)	5,200	5,388
Simon Property Group ‡
10.350%, 04/01/19 (A)	520	732
6.750%, 05/15/14	165	182
5.650%, 02/01/20 (A)	133	157
4.375%, 03/01/21	130	142
4.125%, 12/01/21	108	117
SL Green Realty ‡
5.000%, 08/15/18	535	534
SLM MTN
8.450%, 06/15/18	530	594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Societe Generale (B)
0.844%, 11/29/49	$680	$340
0.844%, 11/29/49	180	90
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (C)	2,400	2,403
Springleaf Finance MTN
6.900%, 12/15/17	170	132
Stadshypotek
1.450%, 09/30/13 (C)	5,729	5,772
Standard Chartered
3.200%, 05/12/16 (C)	3,670	3,720
State Street
4.956%, 03/15/18	2,490	2,647
4.300%, 05/30/14	60	64
Sumitomo Mitsui Banking (C)
3.150%, 07/22/15	2,380	2,475
3.100%, 01/14/16	640	662
SunTrust Preferred Capital I
4.000%, 12/31/49 (B)	2,533	1,786
Svenska Handelsbanken
3.125%, 07/12/16	282	288
Swedbank Hypotek (C)
2.950%, 03/28/16	2,685	2,787
2.125%, 08/31/16	2,030	2,030
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/39 (C)	1,890	2,470
Toll Road Investors Partnership II
5.449%, 02/15/45 (C)(D)	4,769	530
Toronto-Dominion Bank
2.500%, 07/14/16 (A)	538	558
2.200%, 07/29/15 (A)(C)	295	306
1.625%, 09/14/16 (C)	8,975	9,053
Toyota Motor Credit MTN
3.400%, 09/15/21	2,690	2,770
3.200%, 06/17/15	308	328
2.000%, 09/15/16	930	947
Travelers
5.900%, 06/02/19 (A)	145	174
Travelers Property Casualty
7.750%, 04/15/26	300	396
UBS
5.875%, 12/20/17	520	577
5.750%, 04/25/18	150	166
4.875%, 08/04/20	600	623
3.875%, 01/15/15	1,690	1,753
2.250%, 08/12/13 (A)	250	251
2.250%, 01/28/14	1,690	1,690
1.875%, 01/23/15 (C)	2,585	2,600
UDR MTN ‡
4.250%, 06/01/18	2,000	2,070
US Bancorp MTN
4.125%, 05/24/21	134	147
3.000%, 03/15/22	1,992	1,996
2.875%, 11/20/14	415	434
2.450%, 07/27/15	300	312
Ventas Realty ‡
4.250%, 03/01/22	2,795	2,778

32	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia
5.750%, 06/15/17	$690	$802
5.500%, 05/01/13 (A)	600	632
5.250%, 08/01/14	650	702
0.893%, 10/28/15 (B)	3,610	3,386
Wachovia Bank MTN
6.000%, 11/15/17	3,650	4,197
4.875%, 02/01/15	5,250	5,679
0.876%, 03/15/16 (B)	1,200	1,125
Wachovia Capital Trust III
5.570%, 12/31/49 (B)	5,292	4,849
WEA Finance LLC(C)
7.125%, 04/15/18 (A)	3,655	4,367
6.750%, 09/02/19	366	429
4.625%, 05/10/21	1,035	1,092
Wells Fargo
5.625%, 12/11/17	350	405
5.000%, 11/15/14	1,085	1,164
4.600%, 04/01/21 (A)	840	927
3.676%, 06/15/16 (A)(F)	3,170	3,397
Wells Fargo Bank
4.750%, 02/09/15 (A)	300	323
Wells Fargo Capital X
5.950%, 12/15/36	1,350	1,357
Westpac Banking
4.875%, 11/19/19	919	986
2.450%, 11/28/16 (A)(C)	350	353
Woodbourne Capital Trust I
1.100%, 04/08/49 (B)(C)(G)	625	225
WR Berkley
5.375%, 09/15/20	525	539
ZFS Finance USA Trust II
6.450%, 12/15/65 (B)(C)	5,740	5,568

		938,124

Health Care — 0.8%
Abbott Laboratories
5.600%, 11/30/17	450	549
Amgen
5.750%, 03/15/40	237	265
5.700%, 02/01/19 (A)	100	116
5.650%, 06/15/42 (A)	3,950	4,420
5.150%, 11/15/41	4,000	4,186
4.500%, 03/15/20	84	91
3.875%, 11/15/21	2,385	2,478
Aristotle Holding
3.900%, 02/15/22 (C)	1,310	1,340
Becton Dickinson
3.125%, 11/08/21	605	623
Boston Scientific
6.400%, 06/15/16	2,225	2,572
Coventry Health Care
5.950%, 03/15/17	3,308	3,751
Gilead Sciences
5.650%, 12/01/41	1,300	1,444
4.500%, 04/01/21	1,925	2,061
GlaxoSmithKline Capital
5.650%, 05/15/18	1,730	2,116
HCA
5.750%, 03/15/14	5,548	5,763
Hospira
6.400%, 05/15/15	20	22

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Humana
7.200%, 06/15/18	$2,120	$2,558
Medco Health Solutions
7.125%, 03/15/18	250	297
2.750%, 09/15/15	135	137
Medtronic
4.450%, 03/15/20	1,320	1,508
Pharmacia
6.500%, 12/01/18	430	541
Roche Holdings
6.000%, 03/01/19 (C)	1,260	1,548
Thermo Fisher Scientific
3.600%, 08/15/21	770	821
3.200%, 03/01/16	1,425	1,523
UnitedHealth Group
6.875%, 02/15/38	300	412
5.800%, 03/15/36	560	677
5.700%, 10/15/40	910	1,110
3.875%, 10/15/20	980	1,066
3.375%, 11/15/21	225	237
WellPoint
5.875%, 06/15/17	350	411
3.700%, 08/15/21	2,790	2,917
Wyeth
5.950%, 04/01/37	2,460	3,219

		50,779

Industrials — 0.9%
Air 2 US
8.027%, 10/01/19 (C)	1,615	1,591
Allied Waste North America
6.875%, 06/01/17	585	613
American Airlines, Ser 2011-1 Cl
A Pass-Through Trust
5.250%, 01/31/21 (A)	110	107
American Airlines, Ser 2011-2 Cl
A Pass-Through Trust
8.625%, 10/15/21	4,276	4,533
BAE Systems (C)
5.800%, 10/11/41	90	98
4.750%, 10/11/21	5,540	5,834
Boeing
4.875%, 02/15/20	2,650	3,158
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	200	280
5.650%, 05/01/17	200	234
5.400%, 06/01/41	200	235
4.700%, 10/01/19 (A)	375	427
3.450%, 09/15/21	60	62
Canadian National Railway
5.850%, 11/15/17 (A)	150	179
Cargill (C)
7.350%, 03/06/19	400	503
3.300%, 03/01/22	200	201
Caterpillar
5.200%, 05/27/41	1,285	1,554
Continental Airlines
5.983%, 04/19/22 (A)	2,933	3,211
Continental Airlines, Ser 1999-1 Cl A Pass-Through Trust
6.545%, 02/02/19	130	140

33	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Airlines, Ser 1999-2 Cl C-2 Pass-Through Trust
7.256%, 03/15/20	$1,217	$1,321
Continental Airlines, Ser 2000-1 Cl A-1 Pass-Through Trust
8.048%, 11/01/20	2,372	2,622
CRH America
6.000%, 09/30/16	154	168
CSX
7.375%, 02/01/19 (A)	460	580
6.300%, 03/15/12	110	110
4.250%, 06/01/21	65	71
Danaher
3.900%, 06/23/21	266	294
Delta Air Lines, Ser 2007-1 Cl A Pass-Through Trust
6.821%, 08/10/22	1,759	1,928
Delta Air Lines, Ser 2010-2 Cl A
Pass-Through Trust
4.950%, 05/23/19 (A)	267	283
Delta Air Lines, Ser 2011-1 Cl A Pass-Through Trust
5.300%, 04/15/19	87	92
Eaton
7.625%, 04/01/24	325	446
Fluor
3.375%, 09/15/21	308	314
General Electric
5.250%, 12/06/17 (A)	250	295
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.878%, 08/15/16 (B)	4,197	3,777
Koninklijke Philips Electronics
7.200%, 06/01/26	300	387
5.750%, 03/11/18 (A)	100	118
Life Technologies
5.000%, 01/15/21	2,766	3,001
Lockheed Martin
5.720%, 06/01/40	405	478
3.350%, 09/15/21	3,435	3,518
2.125%, 09/15/16 (A)	187	190
Norfolk Southern
6.000%, 05/23/11 (A)	527	619
Northrop Grumman
1.850%, 11/15/15	3,205	3,243
Pitney Bowes MTN (A)
5.600%, 03/15/18	100	106
5.000%, 03/15/15	225	240
4.875%, 08/15/14	325	346
Raytheon
3.125%, 10/15/20	780	810
Ryder System MTN
3.600%, 03/01/16	132	138
2.500%, 03/01/17	177	178
Tyco International Finance
8.500%, 01/15/19	170	219
Tyco International Group
7.000%, 12/15/19 (A)	150	187
Union Pacific
4.163%, 07/15/22 (A)	437	482

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/24	$162	$179
United Parcel Service
4.500%, 01/15/13	1,670	1,730
United Parcel Service of America
8.375%, 04/01/20	140	196
United Technologies
8.875%, 11/15/19	400	548
5.400%, 05/01/35	640	770
Waste Management
7.125%, 12/15/17	1,650	1,972
4.750%, 06/30/20 (A)	299	334
2.600%, 09/01/16	1,015	1,044

		56,294

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	1,770	1,959
Arrow Electronics
6.875%, 07/01/13	100	107
6.875%, 06/01/18	270	307
6.000%, 04/01/20	225	246
3.375%, 11/01/15	40	41
BAE Systems Holdings
5.200%, 08/15/15 (C)	360	387
Cisco Systems
5.900%, 02/15/39	250	317
5.500%, 01/15/40	500	610
Dell
5.650%, 04/15/18	415	486
Fiserv
3.125%, 06/15/16	1,780	1,835
Hewlett-Packard
6.000%, 09/15/41	1,710	1,981
4.650%, 12/09/21	880	949
4.375%, 09/15/21	885	933
4.300%, 06/01/21 (A)	200	209
3.000%, 09/15/16	1,106	1,155
2.950%, 08/15/12	80	81
HP Enterprise Services LLC
7.450%, 10/15/29	500	617
Intel
4.800%, 10/01/41	293	332
3.300%, 10/01/21	1,112	1,180
International Business Machines
8.000%, 10/15/38	100	159
7.625%, 10/15/18	365	494
1.950%, 07/22/16	126	130
1.250%, 02/06/17 (A)	2,934	2,924
Intuit
5.750%, 03/15/17	765	869
Microsoft
4.500%, 10/01/40	61	68
1.625%, 09/25/15 (A)	405	418
National Semiconductor
6.600%, 06/15/17	500	620
3.950%, 04/15/15	500	546
Oracle
6.500%, 04/15/38	100	134
6.125%, 07/08/39	163	214
5.375%, 07/15/40 (A)	97	118
5.000%, 07/08/19	450	536

34	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Xerox
8.250%, 05/15/14	$320	$359
4.500%, 05/15/21	80	82

		21,403

Materials — 0.6%
ArcelorMittal
6.250%, 02/25/22	870	899
Barrick Gold
6.950%, 04/01/19	1,660	2,079
Barrick North America Finance LLC
4.400%, 05/30/21	1,050	1,156
BHP Billiton Finance USA
6.500%, 04/01/19	445	560
4.125%, 02/24/42	147	148
1.625%, 02/24/17	111	111
Celulosa Arauco y Constitucion
4.750%, 01/11/22 (C)	610	618
Dow Chemical
8.550%, 05/15/19 (A)	937	1,246
7.600%, 05/15/14	410	466
5.250%, 11/15/41	1,315	1,449
4.250%, 11/15/20	118	126
E.I. du Pont de Nemours
5.600%, 12/15/36	275	337
4.900%, 01/15/41 (A)	125	144
1.950%, 01/15/16	162	167
Ecolab
4.350%, 12/08/21	620	681
Freeport-McMoRan Copper
3.550%, 03/01/22	2,170	2,160
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	2,885	3,020
Mosaic
4.875%, 11/15/41	117	120
3.750%, 11/15/21	98	102
Nacional del Cobre de Chile (C)
4.750%, 10/15/14	900	970
3.875%, 11/03/21	1,970	2,031
Potash Corp of Saskatchewan
6.500%, 05/15/19	250	310
4.875%, 03/30/20	10	12
PPG Industries
9.000%, 05/01/21	515	712
6.650%, 03/15/18	695	852
5.750%, 03/15/13	595	622
Praxair
5.200%, 03/15/17	215	252
4.375%, 03/31/14	250	269
Rio Tinto Finance USA
8.950%, 05/01/14 (A)	265	309
6.500%, 07/15/18	4,120	5,159
4.125%, 05/20/21	770	841
3.750%, 09/20/21	1,530	1,632
3.500%, 11/02/20	77	81
Stauffer Chemical (D)(H)
5.831%, 04/15/18	860	248
5.702%, 04/15/17	350	124
Teck Resources
6.250%, 07/15/41	1,012	1,164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Union Carbide
7.750%, 10/01/96	$200	$215
7.500%, 06/01/25	200	238
Vale Overseas
8.250%, 01/17/34	365	499
6.875%, 11/21/36	2,958	3,627
4.375%, 01/11/22	2,175	2,254

		38,010

Telecommunication Services — 1.6%
America Movil
5.625%, 11/15/17	1,450	1,704
5.000%, 03/30/20	740	840
2.375%, 09/08/16 (A)	1,568	1,601
AT&T
8.000%, 11/15/31	43	62
6.700%, 11/15/13	500	550
6.550%, 02/15/39	1,890	2,410
6.400%, 05/15/38	885	1,108
6.300%, 01/15/38	8,590	10,616
5.600%, 05/15/18	400	478
5.550%, 08/15/41 (A)	650	763
5.500%, 02/01/18 (A)	150	178
5.350%, 09/01/40 (A)	2,421	2,728
5.100%, 09/15/14	2,310	2,555
4.850%, 02/15/14 (A)	500	539
3.875%, 08/15/21	260	280
1.600%, 02/15/17	3,485	3,489
0.875%, 02/13/15	3,920	3,912
BellSouth
6.875%, 10/15/31 (A)	150	184
6.550%, 06/15/34	200	236
4.750%, 11/15/12	190	196
BellSouth Telecommunications
6.300%, 12/15/15	185	198
British Telecommunications
9.625%, 12/15/30 (F)	155	236
5.950%, 01/15/18	1,611	1,882
Cellco Partnership
8.500%, 11/15/18	2,090	2,901
7.375%, 11/15/13	810	899
Centel Capital
9.000%, 10/15/19	325	374
CenturyLink (A)
7.600%, 09/15/39	360	369
6.450%, 06/15/21	1,465	1,551
Comcast Cable Communications LLC
8.875%, 05/01/17	150	196
Comcast Cable Holdings LLC
10.125%, 04/15/22	190	280
Cox Communications
5.450%, 12/15/14	1,075	1,199
Cox Enterprises
7.375%, 07/15/27 (C)	170	204
Crown Castle Towers LLC
3.214%, 08/15/15 (C)	290	298
Deutsche Telekom International
Finance
5.750%, 03/23/16	2,085	2,364

35	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Telekom International
Finance BV
6.000%, 07/08/19 (A)	$600	$706
4.875%, 03/06/42 (C)	1,380	1,357
2.250%, 03/06/17 (C)	7,170	7,125
DIRECTV Holdings LLC
6.000%, 08/15/40	3,000	3,442
4.600%, 02/15/21 (A)	400	434
Discovery Communications LLC
4.375%, 06/15/21	344	381
France Telecom (A)
8.500%, 03/01/31	170	248
2.750%, 09/14/16	3,465	3,604
GTE
8.750%, 11/01/21	600	834
6.840%, 04/15/18	800	989
NBC Universal
5.950%, 04/01/41 (A)	200	243
NBC Universal Media LLC
4.375%, 04/01/21	1,151	1,261
2.875%, 04/01/16	1,499	1,564
News America
7.300%, 04/30/28	500	579
6.650%, 11/15/37	385	469
6.200%, 12/15/34	315	365
6.150%, 03/01/37	4,435	5,115
6.150%, 02/15/41	812	966
News America Holdings
8.875%, 04/26/23	200	258
7.700%, 10/30/25	200	244
Qwest
6.750%, 12/01/21 (A)	593	678
Reed Elsevier Capital
8.625%, 01/15/19	2,220	2,796
Sprint Capital
8.750%, 03/15/32	390	347
6.900%, 05/01/19	120	106
TCI Communications
8.750%, 08/01/15	701	857
7.125%, 02/15/28	400	507
Telecom Italia Capital (A)
6.999%, 06/04/18	500	515
6.175%, 06/18/14	100	103
Telefonica Emisiones
6.421%, 06/20/16 (A)	100	108
Telefonica Emisiones SAU
6.221%, 07/03/17 (A)	895	953
5.877%, 07/15/19 (A)	295	307
5.462%, 02/16/21	69	69
5.134%, 04/27/20	680	671
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	1,498	1,497
Telemar Norte Leste
5.500%, 10/23/20 (C)	2,464	2,507
Verizon Communications
8.750%, 11/01/18	194	267
6.100%, 04/15/18	3,649	4,448
5.850%, 09/15/35	850	1,024
5.500%, 02/15/18	2,530	3,004
3.500%, 11/01/21	1,560	1,632
Verizon Global Funding
7.750%, 12/01/30 (A)	3,690	5,196

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Maryland
7.150%, 05/01/23	$600	$635
Vodafone Group
5.450%, 06/10/19	226	269

		106,060

Utilities — 1.6%
AGL Capital
6.375%, 07/15/16	200	234
5.875%, 03/15/41	73	88
5.250%, 08/15/19 (A)	170	196
4.450%, 04/15/13	400	412
Alabama Power
6.125%, 05/15/38	69	91
5.875%, 12/01/22	275	338
Ameren
8.875%, 05/15/14	2,035	2,287
American Water Capital
6.085%, 10/15/17	400	468
Appalachian Power
5.950%, 05/15/33	200	216
4.600%, 03/30/21 (A)	150	165
Arizona Public Service
5.050%, 09/01/41	219	243
4.500%, 04/01/42	2,038	2,084
Arizona Public Services
8.000%, 12/30/15	352	376
Atmos Energy
4.950%, 10/15/14	260	284
Boston Gas
4.487%, 02/15/42 (C)	140	142
Carolina Power & Light
5.300%, 01/15/19 (A)	400	472
3.000%, 09/15/21	901	928
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	1,829	1,888
CenterPoint Energy
6.500%, 05/01/18 (A)	271	320
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	250	279
CenterPoint Energy Resources
6.125%, 11/01/17	320	374
4.500%, 01/15/21	246	263
Cleveland Electric Illuminating
8.875%, 11/15/18	2,090	2,782
7.880%, 11/01/17	310	389
CMS Energy
2.750%, 05/15/14	1,225	1,224
Comision Federal de Electricidad (C)
5.750%, 02/14/42	1,205	1,208
4.875%, 05/26/21 (A)	249	262
Consolidated Edison of New York
5.700%, 06/15/40 (A)	154	194
Consumers Energy
6.700%, 09/15/19	400	509

36	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dominion Resources
8.875%, 01/15/19	$3,980	$5,368
6.400%, 06/15/18	300	371
5.700%, 09/17/12	3,420	3,512
5.250%, 08/01/33	300	334
4.900%, 08/01/41	752	836
1.950%, 08/15/16	950	969
Duke Energy
6.300%, 02/01/14	415	457
5.625%, 11/30/12	405	420
3.550%, 09/15/21	232	244
Duke Energy Carolinas LLC
4.300%, 06/15/20	195	221
4.250%, 12/15/41	120	127
3.900%, 06/15/21	200	221
Duke Energy Indiana
3.750%, 07/15/20	180	194
Enel Finance International (C)
6.000%, 10/07/39	2,625	2,401
5.125%, 10/07/19	500	496
Exelon
5.625%, 06/15/35	2,415	2,736
Exelon Generation LLC
6.250%, 10/01/39	130	159
5.750%, 10/01/41	86	99
5.200%, 10/01/19	125	141
4.000%, 10/01/20	588	615
FirstEnergy, Ser C
7.375%, 11/15/31	4,175	5,327
Florida Power & Light
5.950%, 10/01/33	150	192
5.125%, 06/01/41	197	236
Georgia Power
4.300%, 03/15/42	1,415	1,414
Great Plains Energy
4.850%, 06/01/21	27	29
Indiana Michigan Power
7.000%, 03/15/19 (A)	170	212
Jersey Central Power & Light
7.350%, 02/01/19 (A)	500	634
John Sevier Combined Cycle
Generation LLC
4.626%, 01/15/42	256	275
Kansas City Power & Light
5.300%, 10/01/41	350	378
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,660	3,788
8.270%, 11/15/21	2,894	3,557
LG&E and KU Energy LLC
4.375%, 10/01/21 (C)	665	698
Massachusetts Electric
5.900%, 11/15/39 (C)	210	255
MidAmerican Energy
5.300%, 03/15/18	750	879
MidAmerican Energy Holdings
6.500%, 09/15/37	4,105	5,320
6.125%, 04/01/36	612	759
Nevada Power
7.125%, 03/15/19	400	504
5.450%, 05/15/41	150	178
5.375%, 09/15/40	45	53

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Niagara Mohawk Power
4.881%, 08/15/19 (C)	$180	$200
Nisource Finance
6.800%, 01/15/19	3,747	4,493
6.125%, 03/01/22	2,400	2,854
5.800%, 02/01/42	471	503
Northern States Power
6.250%, 06/01/36 (A)	350	472
5.350%, 11/01/39	56	69
Oncor Electric Delivery
6.800%, 09/01/18 (A)	4,660	5,705
ONEOK
4.250%, 02/01/22	545	562
Pacific Gas & Electric
8.250%, 10/15/18	1,270	1,687
5.800%, 03/01/37	810	997
5.400%, 01/15/40 (A)	156	186
4.500%, 12/15/41	180	188
3.250%, 09/15/21	35	36
PacifiCorp
6.250%, 10/15/37	310	411
5.650%, 07/15/18	100	121
5.500%, 01/15/19	400	477
PPL Electric Utilities
3.000%, 09/15/21	1,485	1,525
PPL Energy Supply LLC
4.600%, 12/15/21	230	239
PPL WEM Holdings
3.900%, 05/01/16 (C)	2,180	2,284
Progress Energy
6.850%, 04/15/12	1,525	1,535
6.000%, 12/01/39 (A)	200	252
PSEG Power LLC
5.500%, 12/01/15	445	502
5.320%, 09/15/16	126	142
5.125%, 04/15/20 (A)	120	133
4.150%, 09/15/21	72	76
2.750%, 09/15/16	1,055	1,072
Public Service Electric & Gas
5.375%, 11/01/39	97	119
2.700%, 05/01/15 (A)	135	142
Public Service of Colorado
4.750%, 08/15/41	349	395
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,603
Public Service of Oklahoma
5.150%, 12/01/19	220	249
Puget Sound Energy
4.434%, 11/15/41	605	629
San Diego Gas & Electric
3.950%, 11/15/41	41	42
Sempra Energy
9.800%, 02/15/19	100	137
8.900%, 11/15/13	400	447
6.500%, 06/01/16	135	160
6.000%, 10/15/39 (A)	170	212
Southern
4.150%, 05/15/14	85	91
1.950%, 09/01/16 (A)	130	132

37	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern California Edison
6.650%, 04/01/29	$200	$263
5.500%, 03/15/40 (A)	170	213
4.650%, 04/01/15	200	221
Southern Power
5.150%, 09/15/41	44	48
Southern Union
8.250%, 11/15/29	3,945	4,743
Southwestern Electric Power
3.550%, 02/15/22	3,265	3,258
Southwestern Public Service
8.750%, 12/01/18	300	406
Texas-New Mexico Power
9.500%, 04/01/19 (C)	875	1,164
Virginia Electric and Power
5.400%, 04/30/18 (A)	300	357
Wisconsin Electric Power
2.950%, 09/15/21	14	14

		107,091

Total Corporate Obligations (Cost $1,609,730) ($ Thousands)		1,648,815

ASSET-BACKED SECURITIES — 7.8%

Automotive — 0.8%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	152	153
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	357	362
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	392	393
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	188	188
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	285	287
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	1,898	1,899
Ally Auto Receivables Trust, Ser 2011-4, Cl A4
1.140%, 06/15/16	2,106	2,111
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	2,850	2,856
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/16	355	356
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	1,960	1,958
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A1
1.960%, 01/15/14 (C)	303	303
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A2
3.040%, 10/15/15 (C)	256	256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2010- 1, Cl A3
1.770%, 03/17/14	$46	$46
AmeriCredit Automobile Receivables Trust, Ser 2010- 3, Cl A3
1.140%, 04/08/15	445	447
AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A2
0.960%, 05/08/14	227	228
AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A3
1.270%, 04/08/15	250	251
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A2
0.840%, 06/09/14	257	258
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A3
1.390%, 09/08/15	200	201
AmeriCredit Automobile Receivables Trust, Ser 2011- 3, Cl A2
0.840%, 11/10/14	837	837
AmeriCredit Automobile Receivables Trust, Ser 2012- 1, Cl A2
0.910%, 10/08/15	297	297
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	1,000	1,081
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	440	455
Bank of America Auto Trust, Ser 2009-1A, Cl A3
2.670%, 07/15/13 (C)	14	14
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (C)	200	203
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (C)	72	72
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (C)	310	315
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	92	92
BMW Vehicle Owner Trust, Ser 2011-A, Cl A2
0.630%, 02/25/14	5,282	5,285
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	183	184
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/15	500	504

38	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/16	$530	$544
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.230%, 06/15/16	506	506
Chrysler Financial Auto Securitization Trust, Ser 2009- A, Cl A3
2.820%, 01/15/16	55	55
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/19 (C)	571	571
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	900	900
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	54	54
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/14	300	309
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	1,195	1,200
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A3
0.840%, 08/15/16	351	352
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.718%, 01/15/16 (B)	8,699	8,700
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	179	181
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	278	281
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	211
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	100	101
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	288	289
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A4
1.470%, 08/15/17	2,512	2,533
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	2,100	2,309
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	31	31
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	254
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	748	748

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	$108	$108
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/18	56	56
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	340	341
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	382
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/15	345	347
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/15	365	373
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	257	259
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	288	294
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	405	405
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	2,217	2,252
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/17 (C)	700	710
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	380	381
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	300	303
Santander Drive Auto Receivables Trust, Ser 2010- A, Cl A4
2.390%, 06/15/17 (C)	400	408
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/17 (C)	166	166
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl D
3.350%, 06/15/17 (C)	266	266
Santander Drive Auto Receivables Trust, Ser 2012- 1, Cl A2
1.250%, 04/15/15	449	450
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	415	422
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	372

39	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/16	$426	$426
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (C)	143	143
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (C)	303	303
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	1,470	1,484
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	560

		53,232

Credit Cards — 1.1%
American Express Credit Account Master Trust, Ser 2007-8, Cl A
0.549%, 05/15/15 (B)	2,614	2,619
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.499%, 03/15/17 (B)	2,623	2,703
BA Credit Card Trust, Ser 2008- A7, Cl A7
0.949%, 12/15/14 (B)	1,290	1,293
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.329%, 09/15/15 (B)	1,867	1,867
Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.617%, 07/15/15 (B)	6,654	6,654
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.308%, 01/15/16 (B)	370	370
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.846%, 10/15/15 (B)	6,057	6,070
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.999%, 03/17/14 (B)	21,810	21,825
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.999%, 08/15/18 (B)(C)	10,550	11,137
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.348%, 05/16/16 (B)(C)	3,051	3,064
Discover Card Master Trust I, Ser 2007-3, Cl A2
0.299%, 10/16/14 (B)	5,291	5,291
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.549%, 12/15/14 (B)	1,815	1,822

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	$7,383	$7,474
World Financial Network Credit Card Master Trust, Ser 2011- A, Cl A
1.680%, 08/15/18	2,327	2,330

		74,519

Mortgage Related Securities — 1.4%
ABS Home Equity, Ser 2001- HE3, Cl A1
0.789%, 11/15/31 (B)	210	170
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.614%, 09/25/35 (B)	1,740	1,601
ACE Securities, Ser 2006-SL3, Cl A1
0.344%, 06/25/36 (B)	5,949	1,114
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.484%, 03/25/30 (B)	2,113	695
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (B)(C)	155	154
Argent Securities, Ser 2004-W5, Cl AV2
0.764%, 04/25/34 (B)	1,113	904
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/35	672	618
Asset-Backed Securities Home Equity, Ser 2003-HE7, Cl M1
1.223%, 12/15/33 (B)	2,850	2,151
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
0.994%, 03/25/43 (B)	2,451	2,168
Bear Stearns Asset-Backed Securities Trust, Ser 2005- HE12, Cl 1A3
0.634%, 12/25/35 (B)	4,488	3,996
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.644%, 08/25/43 (B)	5,654	5,359
Bear Stearns Asset-Backed Securities Trust, Ser 2005- TC2, Cl A3
0.614%, 08/25/35 (B)	7,140	6,163
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	5,633	5,467
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.316%, 12/25/36 (B)	139	136
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/32 (B)	2,678	2,701

40	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	$2	$2
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.069%, 09/15/29 (B)	310	236
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.714%, 05/25/39 (B)(C)	723	597
GSAA Trust, Ser 2005-6, Cl A3
0.614%, 06/25/35 (B)	4,100	3,034
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.386%, 07/25/37 (B)	1,022	999
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.516%, 01/20/35 (B)	3,868	3,614
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.736%, 01/20/35 (B)	430	386
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.406%, 01/20/36 (B)	6,132	5,558
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.395%, 03/20/36 (B)	304	280
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	509	511
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.425%, 03/20/36 (B)	5,055	4,941
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.446%, 03/20/36 (B)	244	209
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.446%, 11/20/36 (B)	696	614
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.594%, 07/25/34 (B)(C)	830	794
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.614%, 06/25/35 (B)	6,695	6,294
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.000%, 01/25/35 (B)	107	105
Morgan Stanley ABS Capital I, Ser 2007-HE2, Cl A2A
0.284%, 01/25/37 (B)	43	43
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	29	16
MSDWCC Heloc Trust, Ser 2003- 1, Cl A
0.784%, 11/25/15 (B)	29	27
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.706%, 06/25/35 (B)	6,975	5,736
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.614%, 09/25/35 (B)	7,600	7,222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.844%, 01/25/32 (B)	$166	$145
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.416%, 01/25/37 (B)	17,000	5,942
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	571	551
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.614%, 10/25/35 (B)	500	479
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	521	514
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (C)	219	186
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	309	309
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.594%, 04/25/37 (B)(C)	749	423
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	299	273
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	934	924
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B)(C)	101	99
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	779	787
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (B)	7,000	6,980

		92,227

Other Asset-Backed Securities — 4.5%
Access Group, Ser 2005-2, Cl A3
0.673%, 11/22/24 (B)	100	98
AH Mortgage Advance Trust, Ser 2011-1, Cl A1, PO
2.630%, 05/10/42 (C)	735	733
AH Mortgage Advance Trust, Ser 2011-1, Cl A2, PO
3.370%, 05/10/43 (C)	2,334	2,339
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/43 (C)	1,334	1,334
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/43 (C)	400	398
AH Mortgage Advance Trust, Ser 2012-3, Cl 1A2
3.720%, 03/13/44 (C)	1,575	1,580

41	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.520%, 06/14/37 (B)(C)	$4,386	$3,801
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	4,500	4,583
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	2,325	2,356
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.046%, 02/15/17 (B)	8,777	8,777
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.924%, 01/25/32 (B)	375	272
Avalon IV Capital, Ser 2012-1A, Cl C
3.600%, 04/17/23 (B)(C)	1,375	1,319
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.551%, 11/14/33 (B)(C)	4,924	4,185
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.706%, 02/25/35 (B)	5,700	5,318
Brazos Higher Education Authority, Ser 2011-1, Cl A3
1.541%, 11/25/33 (B)	3,700	3,480
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.644%, 09/25/35 (B)	5,660	5,283
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,225	1,326
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	346	348
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	500	434
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	804	759
CIT Education Loan Trust, Ser 2007-1, Cl A
0.664%, 03/25/42 (B)(C)	4,350	3,922
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,296
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	122	123
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	820	822
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/16	350	352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/16	$213	$219
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	1,088	1,057
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.936%, 04/25/32 (B)	56	29
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.844%, 06/25/33 (B)	115	101
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (B)	208	122
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.574%, 07/25/36 (B)(C)	404	165
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.376%, 09/25/47 (B)	939	928
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.444%, 02/25/37 (B)(C)	1,071	681
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.694%, 03/25/47 (B)(C)	823	328
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.548%, 02/15/34 (B)	675	430
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.488%, 12/15/35 (B)	1,644	839
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	266	271
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF2
5.501%, 12/25/36	599	394
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF4
5.049%, 12/25/36	1,471	972
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- RP1, Cl A
0.554%, 05/25/46 (B)(C)	11,035	4,602
Educational Funding of the South, Ser 2011-1, Cl A2
1.210%, 04/25/35 (B)	3,000	2,783
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (B)	322	263

42	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.624%, 09/25/35 (B)	$6,091	$5,733
First Horizon Asset-Backed Trust, Ser 2004-HE2, Cl A
0.496%, 02/25/34 (B)	626	468
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.798%, 09/15/14 (B)	5,083	5,123
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	2,675	2,735
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.816%, 02/20/17 (B)	4,370	4,370
GE Seaco Finance, Ser 2005-1A, Cl A
0.496%, 11/17/20 (B)(C)	4,631	4,400
Genesis Funding, Ser 2006-1A, Cl G1
0.485%, 12/19/32 (B)(C)	5,157	4,529
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.611%, 11/25/26 (B)	7,095	6,715
Green Tree Financial, Ser 1996- 5, Cl A6
7.750%, 07/15/27	244	249
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B)(C)	5,050	5,588
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (B)(C)	1,936	2,060
Greenpoint Manufactured Housing, Ser 2000-6, Cl A3
2.292%, 11/22/31	1,325	1,101
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.796%, 02/20/32 (B)	1,025	777
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.778%, 03/13/32 (B)	1,675	1,262
Iowa State Student Loan Liquidity
1.822%, 06/25/42 (B)	1,300	1,227
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	77	77
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/16	335	338
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/18	285	292
KeyCorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.820%, 10/25/32 (B)	2,312	2,157
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.544%, 11/25/35 (B)	3,196	2,123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.544%, 12/25/35 (B)	$2,715	$739
Lehman XS Trust, Ser 2006- GP1, Cl A4A
0.606%, 05/25/46 (B)	7,369	1,036
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.494%, 03/25/32 (B)	328	292
Merit Securities, Ser 1999-13, Cl A4
7.905%, 12/28/33 (B)	2,390	2,564
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,255	3,304
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (C)	6,016	6,210
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.670%, 03/23/37 (B)	1,773	1,584
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.583%, 11/23/22 (B)	9,463	9,339
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.640%, 10/26/26 (B)	12,614	12,451
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.561%, 05/27/25 (B)	5,426	4,864
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.924%, 03/25/26 (B)(C)	2,467	2,320
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (C)	263	266
Northstar Education Finance, Ser 2007-1, Cl A3
0.611%, 01/29/46 (B)	4,000	3,576
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.488%, 05/15/32 (B)	20	19
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.944%, 12/25/34 (B)	4,454	4,312
Park Place Securities, Ser 2005- WCH1, Cl M2
0.764%, 01/25/36 (B)	4,000	3,633
Park Place Securities, Ser 2005- WCW1, Cl A3D
0.584%, 09/25/35 (B)	2,610	2,514
Pennsylvania Higher Education Assistance Agency, Ser 2005- 1, Cl B1
2.430%, 04/25/45 (B)	4,150	3,486
PennyMac Loan Trust, Ser 2010- NPL1, Cl M1
5.000%, 05/25/50 (B)(C)	479	474
Popular ABS Mortgage Pass- Through Trust, Ser 2007-A, Cl A3
0.554%, 06/25/47 (B)	10,380	3,927

43	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/49 (C)	$291	$291
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.584%, 10/25/35 (B)	600	512
Residential Asset Mortgage Products, Ser 2005-RS8, Cl A2
0.534%, 10/25/33 (B)	5,565	5,469
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.544%, 03/25/36 (B)	1,100	938
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (C)	954	954
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	2,470	2,963
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.097%, 03/15/33 (B)(C)	77	74
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.836%, 12/15/25 (B)(C)	1,500	1,420
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.790%, 01/25/23 (B)	6,904	6,794
SLM Student Loan Trust, Ser 2004-1, Cl A3
0.770%, 04/25/23 (B)	2,617	2,583
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.730%, 07/25/23 (B)	1,839	1,788
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.710%, 01/25/21 (B)	2,663	2,652
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.670%, 07/27/26 (B)	8,182	7,956
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.760%, 07/27/26 (B)	1,049	1,048
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.670%, 01/25/27 (B)	2,830	2,664
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.680%, 10/25/40 (B)	4,130	3,502
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.560%, 07/25/17 (B)	1,742	1,728
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.610%, 07/25/16 (B)	2,252	2,273
SLM Student Loan Trust, Ser 2008-6, Cl A2
1.110%, 10/25/17 (B)	914	912

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2008-9, Cl A
2.060%, 04/25/23 (B)	$3,277	$3,366
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.649%, 12/15/23 (B)(C)	6,912	6,912
SLM Student Loan Trust, Ser 2012-A
1.657%, 08/15/25 (B)(C)	6,541	6,541
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.743%, 10/28/28 (B)	2,268	2,261
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.753%, 04/28/29 (B)	2,053	2,034
South Carolina Student Loan, Ser 2005, Cl A2
0.647%, 12/01/20 (B)	3,500	3,343
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.514%, 06/25/35 (B)	300	283
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.334%, 03/25/37 (B)	6,346	6,197
TAL Advantage LLC, Ser 2006- 1A, Cl A
0.435%, 04/20/21 (B)(C)	1,344	1,267
TAL Advantage LLC, Ser 2010- 2A, Cl A
4.300%, 10/20/25 (C)	2,245	2,268
TAL Advantage LLC, Ser 2011- 1A, Cl A
4.600%, 01/20/26 (C)	535	543
TAL Advantage LLC, Ser 2011- 2A, Cl A
4.310%, 05/20/26 (C)	1,110	1,122
Textainer Marine Containers, Ser 2005-1A, Cl A
0.500%, 05/15/20 (B)(C)	2,243	2,142
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	3,360	3,360
Trinity Rail Leasing, Ser 2006- 1A, Cl A1
5.900%, 05/14/36 (C)	2,434	2,663
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	4,190	4,241
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.410%, 11/26/21 (B)(C)	3,254	3,042
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.380%, 02/26/19 (B)(C)	1,875	1,794
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.366%, 04/25/37 (B)	1,714	1,660

		293,216

Total Asset-Backed Securities (Cost $531,332) ($ Thousands)		513,194

44	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FFCB
1.500%, 11/16/15	$7,830	$8,034
FHLB
5.500%, 07/15/36	3,810	4,888
3.625%, 10/18/13	1,400	1,475
FHLMC
6.750%, 03/15/31	2,570	3,818
0.110%, 06/05/12 (D)	6,610	6,609
FICO STRIPS, PO
9.800%, 04/06/18	7,590	11,110
9.700%, 04/05/19	5,100	7,668
8.600%, 09/26/19	5,655	8,145
3.489%, 02/08/18 to 09/26/19 (D)	30,160	26,551
FNMA
6.250%, 05/15/29	3,730	5,195
5.500%, 02/01/34	34	37
5.375%, 06/12/17	250	304
5.250%, 08/01/12	2,800	2,859
5.000%, 02/13/17	5,000	5,946
3.895%, 10/09/19 (A)(D)	9,530	7,415
3.460%, 06/01/17 (D)	1,500	1,390
2.250%, 03/15/16	6,130	6,439
0.375%, 12/28/12	3,730	3,737
FNMA CMO, Ser 2011-78, Cl D
7.000%, 02/25/42	4,428	5,130
6.500%, 06/25/39 to
03/25/42	2,100	2,490
4.000%, 08/25/41	1,006	1,058
GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/39	1,646	1,841
Resolution Funding STRIPS
3.253%, 07/15/20 (D)	2,100	1,749
Tennessee Valley Authority
5.250%, 09/15/39	1,828	2,288
4.625%, 09/15/60	2,761	3,148
4.375%, 06/15/15	3,660	4,099
3.875%, 02/15/21	3,090	3,509

Total U.S. Government Agency Obligations (Cost $127,068) ($ Thousands)		136,932

SOVEREIGN DEBT — 0.9%
Andina de Fomento
3.750%, 01/15/16	564	580
European Investment Bank
1.125%, 04/15/15	5,675	5,674
Federal Republic of Brazil
6.000%, 01/17/17	1,760	2,083
Inter-American Development Bank MTN
3.875%, 10/28/41	2,595	2,692

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Israel Government AID Bond (D)
2.110%, 08/15/17	$1,000	$923
2.010%, 08/15/18	1,000	892
Israel Government International Bond
4.000%, 06/30/22	660	658
Japan Finance Organization for Municipalities
4.000%, 01/13/21	3,600	4,033
Korea Development Bank
3.875%, 05/04/17	2,055	2,103
3.500%, 08/22/17	2,240	2,254
3.250%, 03/09/16	1,095	1,100
Mexican Bonos
8.000%, 06/11/20	72,650	6,399
Mexico Government International Bond MTN
3.625%, 03/15/22	874	891
Province of Manitoba Canada
2.125%, 04/22/13	162	165
Province of Ontario Canada
2.950%, 02/05/15	850	901
Province of Quebec Canada
6.350%, 01/30/26	270	361
2.750%, 08/25/21	2,625	2,654
Qatar Government International Bond
3.125%, 01/20/17 (C)	3,415	3,487
Republic of Colombia
6.125%, 01/18/41	820	1,007
Republic of Poland
5.000%, 03/23/22	2,505	2,659
Russian Federation
7.500%, 03/31/30 (F)	899	1,072
State of Qatar
5.750%, 01/20/42 (C)	885	959
Svensk Exportkredit
3.250%, 09/16/14	4,794	5,036
1.750%, 10/20/15	5,600	5,626
United Mexican States
7.500%, 04/08/33	218	307
6.375%, 01/16/13 (A)	350	365
6.050%, 01/11/40 (A)	394	480
5.750%, 10/12/10	2,607	2,790
5.625%, 01/15/17	84	97
United Mexican States, Ser A MTN
6.750%, 09/27/34	448	585

Total Sovereign Debt (Cost $56,688) ($ Thousands)		58,833

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/50	495	644
6.270%, 02/15/50	210	236
County of Clark Nevada, Airport System Revenue, Ser C-Build America, RB
6.820%, 07/01/45	1,790	2,290
County of Cook Illinois, GO
6.229%, 11/15/34	240	278

45	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/49	$1,715	$2,386
Los Angeles, Department of Water & Power, Build America Project, GO
6.574%, 07/01/45	2,060	2,802
Municipal Electric Authority of Georgia, RB
6.637%, 04/01/57	1,457	1,689
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/41	2,335	3,248
New York State, Dormitory Authority, RB
5.600%, 03/15/40	280	339
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/49	1,950	2,519
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/11	1,274	1,351
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/40	490	587
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/32	1,590	1,929
State of California, Build America Project, GO
7.600%, 11/01/40	1,930	2,582
7.550%, 04/01/39	1,035	1,370
7.300%, 10/01/39	4,080	5,210
6.650%, 03/01/22	1,700	2,045
State of Illinois, Build America Project, GO
5.100%, 06/01/33	5,590	5,316
State of Illinois, GO
5.877%, 03/01/19	875	969
5.665%, 03/01/18	5,172	5,662
5.365%, 03/01/17	1,030	1,119
Student Loan Funding, Ser A-6, AMT, RB, Callable 03/22/12 @ 100
0.263%, 09/01/47 (B)	3,100	2,778
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/12	1,440	1,496
Virginia, Housing Development Authority, Ser 2006-C, RB Callable 04/25/12 @ 100
6.000%, 06/25/34	456	475

Total Municipal Bonds (Cost $42,143) ($ Thousands)		49,320

Description	Contracts/Face Amount ($ Thousands)	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.0%
December IMM EURO Dollar, Expires 12/22/12
Strike Price 98.250 *	452	$271
September 2012 IMM Euro Dollar Furture Option Put, Expires 12/17/12, Strike Price 98.875, Expires 12/22/12
Strike Price 98.875 *	217	27

Total Pruchased Options (Cost $369) ($ Thousands)		298

U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Bills
0.055%, 04/26/12 (I)	$455	455
U.S. Treasury Bonds
8.875%, 08/15/17	5,960	8,478
8.750%, 05/15/20	4,245	6,606
8.750%, 08/15/20 (D)	19,700	21,546
8.500%, 02/15/20	1,000	1,527
7.625%, 02/15/25	8,635	13,789
6.750%, 08/15/26	250	380
6.500%, 11/15/26	100	149
6.375%, 08/15/27	200	298
6.250%, 05/15/30	400	606
6.125%, 11/15/27	250	365
6.125%, 08/15/29	100	148
6.000%, 02/15/26	100	142
5.500%, 08/15/28	200	277
5.375%, 02/15/31	1,300	1,811
5.293%, 02/15/21 (D)	200	168
4.750%, 02/15/41	1,955	2,607
4.625%, 02/15/17 (A)	19,790	23,388
4.500%, 02/15/36	11,835	15,049
4.477%, 05/15/28 (D)	300	185
4.375%, 11/15/39	2,740	3,443
4.375%, 05/15/41 (A)	64,051	80,664
4.357%, 11/15/24 (D)	450	323
4.250%, 11/15/40	5,210	6,427
3.875%, 08/15/40	17,625	20,431
3.750%, 08/15/41	89,164	101,173
3.712%, 08/15/18 (D)	800	734
3.500%, 02/15/39 (A)	4,000	4,353
3.268%, 11/15/21 (D)	1,900	1,553
3.250%, 12/31/16	3,560	3,966
3.125%, 11/15/41 (A)	111,742	112,667
3.125%, 02/15/42	11,923	12,012
3.021%, 02/15/18 (D)	1,850	1,722
2.721%, 02/15/15 (D)	200	197
2.625%, 12/31/14	5,400	5,732
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/29	590	936
2.375%, 01/15/27	336	442
2.125%, 02/15/41 (A)	10,156	14,038
2.000%, 04/15/12	9,375	9,453
1.750%, 01/15/28	27	33
U.S. Treasury Notes
4.750%, 08/15/17	5,705	6,850
4.750%, 02/15/37	200	264
3.500%, 02/15/18	2,500	2,844

46	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 05/15/20	$4,621	$5,291
3.250%, 03/31/17	7,674	8,569
3.125%, 05/15/19	279	312
2.750%, 05/31/17	3,135	3,425
2.750%, 12/31/17	3,000	3,282
2.000%, 11/15/21 (A)	110,896	111,468
2.000%, 02/15/22	28,224	28,281
1.875%, 02/28/14	43,600	43,701
1.750%, 10/31/18	900	925
1.500%, 07/15/12	48,905	49,157
1.500%, 06/30/16 (A)	18,932	19,549
1.500%, 08/31/18 (A)	28,530	28,929
1.375%, 11/30/18 (A)	1,795	1,800
1.375%, 12/31/18 (A)	21,580	21,607
1.375%, 02/28/19	66,112	66,009
1.000%, 08/31/16 (A)	32,000	32,328
1.000%, 09/30/16 (A)	9,300	9,390
1.000%, 10/31/16 (A)	25,630	25,862
0.875%, 12/31/16	1,068	1,070
0.875%, 01/31/17 (A)	95,787	95,877
0.875%, 02/28/17	45,866	45,866
0.250%, 10/31/13	4,630	4,628
0.250%, 01/31/14 (A)	30,493	30,466
0.250%, 02/15/15	18,150	18,059
U.S. Treasury Strips (D)
6.321%, 05/15/24 (D)	800	587
4.977%, 11/15/27 (D)	500	315
4.917%, 05/15/26 (D)	500	335
4.863%, 11/15/31 (D)	200	108
4.749%, 08/15/28	1,000	612
4.738%, 08/15/27 (D)	2,490	1,584
4.730%, 05/15/27	2,570	1,652
4.669%, 02/15/28	1,100	686
4.597%, 08/15/30	1,550	880
4.591%, 05/15/36 (D)	300	136
4.587%, 02/15/24 (D)	75	56
4.576%, 05/15/34	500	245
4.555%, 05/15/29 (D)	100	60
4.555%, 02/15/30	1,950	1,128
4.539%, 02/15/34	550	273
4.536%, 08/15/24 (D)	200	145
4.516%, 11/15/33	1,050	525
4.453%, 08/15/33	900	455
4.436%, 11/15/30	2,450	1,378
4.376%, 11/15/29	1,450	846
4.146%, 05/15/33	1,900	970
4.069%, 02/15/32 (D)	950	509
4.038%, 11/15/20 (D)	1,300	1,104
4.022%, 05/15/19 (D)	2,450	2,196
3.995%, 02/15/17 (D)	19,420	18,526
3.970%, 05/15/30 (A)	10,050	5,868
3.907%, 02/15/22 (D)	800	647
3.801%, 11/15/26	1,150	754
3.780%, 08/15/17 (D)	3,000	2,832
3.768%, 02/15/26	400	271
3.760%, 02/15/27 (D)	5,000	3,245
3.720%, 05/15/31	930	513
3.632%, 11/15/17 (D)	6,150	5,767
3.327%, 11/15/32	2,200	1,145
3.313%, 08/15/19 (D)	5,525	4,915
3.295%, 08/15/21	4,000	3,300
3.276%, 05/15/20 (D)	15,570	13,480

Description	Face Amount ($ Thousands) /Shares/Contracts	Market Value ($ Thousands)
3.206%, 08/15/29	$400	$236
3.170%, 08/15/16	5,100	4,916
2.971%, 02/15/16 (D)	250	244
2.890%, 08/15/26 (D)	400	265
2.453%, 05/15/23	450	345
2.170%, 11/15/16 (D)	410	393
2.101%, 05/15/21	1,950	1,625

Total U.S. Treasury Obligations (Cost $1,184,639) ($ Thousands)		1,230,154

AFFILIATED PARTNERSHIP — 7.6%
SEI Liquidity Fund, L.P.
0.0160% † ** (J)	503,648,067	493,683

Total Affiliated Partnership (Cost $503,648) ($ Thousands)		493,683

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% † **	395,881,080	395,881

Total Cash Equivalent (Cost $395,881) ($ Thousands)		395,881

Total Investments — 115.0%
(Cost $7,361,328) ($ Thousands) ††		$7,511,629

WRITTEN OPTIONS — 0.0%
U.S. 10-Year Treasury Note, Expires 05/19/12, Strike Price
$134	(393)	(141)
U.S. 10-Year Treasury Note, Expires 05/19/12, Strike Price
$128	(393)	(197)
EURO Dollar 2-Year Midcurve, Expires 12/22/12, Strike Price
$98.25	(452)	(138)
November 2010 U.S. CPI Urban Consumers NSA Call, Expires 11/21/20, Strike
Inflation 0.00%	(7,020,000)	(20)
September 2012 IMM EURO Dollar Future Option Put, Expires 09/22/12, Strike Price
$98.75	(217)	(12)

Total Written Options (Premiums Received $659) ($ Thousands)		(508)

47	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

The open futures contracts held by the Fund at February 29, 2012, is as follows:
Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bobl	199	Mar-2012	$131
U.S. 10-Year Treasury Note	(196)	Jun-2012	(12)
U.S. 10-Year Treasury Note	243	Jun-2012	(20)
U.S. 2-Year Treasury Note	(617)	Jun-2012	36
U.S. 5-Year Treasury Note	(1,830)	Jun-2012	(17)
U.S. Long Treasury Bond	(770)	Jun-2012	(231)
U.S. Ultra Long Treasury Bond	(253)	Jun-2012	(25)

			$(138)

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/16/12	EUR	36,010	USD	47,032	$(1,149)
5/16/12	USD	15,740	CAD	15,716	192
5/16/12	USD	2,009	EUR	1,511	13

					$(944)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	5/16/12	$(2,009)	$2,022	$13
Citigroup	5/16/12	(34,832)	34,594	(238)
JPMorgan Chase Bank	5/16/12	(29,089)	28,370	(719)

				$(944)

For the period ended February 29, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

48	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

A summary of outstanding swap agreements held by the Fund at February 29, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	Buy	(0.84)%	10/12/52	$2,535	$(1,108)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	2,000	85
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	2,000	65
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	4,880	(2,200)
Barclays Bank PLC	France 4.25 04/19	Sell	0.25	09/20/16	(12,530)	(135)
Credit Suisse	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	390	(174)
Deutsche Bank	Metlife, Inc., 5.0% 06/15/15	Sell	1.00	06/20/18	(3,560)	(89)

						$(3,556)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Morgan Stanley	2.83%	3 Month LIBOR	02/18/42	$7,645	$(87)
Morgan Stanley	2.06%	3 Month LIBOR	01/30/22	48,080	(68)

					$(155)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	IOS.FN30.450.10 INDEX	1 Month Libor	Price Return	01/12/41	$9,136	$123
Morgan Stanley	IOS.FN30.500.10 INDEX	1 Month Libor	Price Return	01/12/41	4,607	52

						$175

Percentages are based on a Net Assets of $6,533,546 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $7,361,328 ($ Thousands), and the unrealized appreciation and depreciation were $326,114 ($ Thousands) and $(175,813) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2012. The total value of securities on loan at February 29, 2012 was $495,195 ($ Thousands).

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security in default on interest payments.

(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 29, 2012. The coupon on a step bond changes on a specified date.

(G)	Securities considered illiquid. The total value of such securities as of February 29, 2012 was $225 ($ Thousands) and represented 0.00% of Net Assets.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2012 was $372 and represented 0.01% of Net Assets.

(I)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $493,683 ($ Thousands)

49	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

AID — Association Internationale de Development

ABS — Asset-Based Security

AMT— Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CAD— Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR— Euro Dollar

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Re-REMIC — Resecurization Real Estate Mortgage Investment Conduit

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

TBA — To Be Announced

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,984,519	$—	$2,984,519
Corporate Obligations	—	1,648,440	375	1,648,815
Asset-Backed Securities	—	513,194	—	513,194
U.S. Government Agency Obligations	—	136,932	—	136,932
Sovereign Debt	—	58,833	—	58,833
Municipal Bonds	—	49,320	—	49,320
Purchased Options	298	—	—	298
U.S. Treasury Obligations	—	1,230,154	—	1,230,154
Affiliated Partnership	—	493,683	—	493,683
Cash Equivalent	395,881	—	—	395,881

Total Investments in Securities	$396,179	$7,115,075	$375	$7,511,629

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Options	$(488)	$(20)	$—	$(508)

Total Securities Sold Short	$(488)	$(20)	$—	$(508)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(138)	$—	$—	$(138)
Forward Contracts	—	(944)	—	(944)
Credit Default Swaps	—	(3,556)	—	(3,556)
Interest Rate Swaps	—	(155)	—	(155)
Total Return Swaps	—	175	—	175

Total Other Financial Instruments	$(138)	$(4,480)	$—	$(4,618)

*	Futures contracts are valued at the unrealized depreciation on the investment.

	Investments in Corporate Obligations	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2011	$270	$1,035
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	105	6
Net purchases/sales	—	(1,041)
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 29, 2012	$375	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

50	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 29, 2012

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2011, the Fund is the buyer (“receiving protection”) on a total notional amount of $11.8 million and is the seller (“providing protection”) on a total notional amount of $16.1 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(244,480)	$(775,125)	—	—	$(1,019,505)
Maximum potential amount of future payments	(3,560,000)	(12,530,000)	—	—	(16,090,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)
0 - 2000	—	—	12,530,000	—	—	12,530,000
2001 - 4000	—	—	—	3,560,000	—	3,560,000
Greater than 4000	—	—	—	—		—

Total	—	—	12,530,000	3,560,000	—	16,090,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include up front payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

51	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 80.5%

Consumer Discretionary — 16.1%
Academy
9.250%, 08/01/19 (A)	$2,690	$2,717
Adelphia Communications (Escrow Security) (B)
10.250%, 06/15/11	125	1
7.875%, 01/15/09	250	2
7.750%, 05/01/09	75	—
Adelphia Communications, Ser B (Escrow Security)
9.500%, 02/15/04	25	—
Allison Transmission
7.125%, 05/15/19 (A)	3,380	3,481
AMC Entertainment
9.750%, 12/01/20	1,255	1,173
8.750%, 06/01/19	680	709
AMC Networks
7.750%, 07/15/21 (A)	5,745	6,406
American Axle & Manufacturing
9.250%, 01/15/17 (A)	99	111
7.875%, 03/01/17	1,940	2,013
7.750%, 11/15/19	1,345	1,434
American Standard Americas
10.750%, 01/15/16 (A)	1,500	1,050
American Tire Distributors
9.750%, 06/01/17	560	605
AmeriGas Finance LLC
7.000%, 05/20/22	2,652	2,722
6.750%, 05/20/20	570	587
Ameristar Casinos
7.500%, 04/15/21	1,375	1,485
Amscan Holdings
8.750%, 05/01/14	200	201
Ashtead Capital
9.000%, 08/15/16 (A)	594	621
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	572
8.250%, 01/15/19	1,890	1,970
Beazer Homes USA
9.125%, 06/15/18	460	397
9.125%, 05/15/19	1,610	1,373
Belo
8.000%, 11/15/16	2,575	2,868
7.750%, 06/01/27	2,025	1,944
Bon-Ton Department Stores
10.250%, 03/15/14	960	614
Brands
6.625%, 04/01/21	385	424
5.625%, 02/15/22	1,285	1,324
Brown Shoe
7.125%, 05/15/19	1,105	1,083
Buffalo Thunder Development
Authority
9.375%, 12/15/14 (A) (B)	2,050	707
Burlington Coat Factory
Warehouse
10.000%, 02/15/19	11,335	11,633

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cablevision Systems
8.625%, 09/15/17	$1,630	$1,838
8.000%, 04/15/20	650	730
7.750%, 04/15/18	900	981
Caesars Entertainment Operating
11.250%, 06/01/17	9,385	10,277
10.000%, 12/15/18	2,333	1,802
5.750%, 10/01/17	400	227
Caesars Operating Escrow LLC
8.500%, 02/15/20 (A)	4,370	4,457
Cedar Fair
9.125%, 08/01/18	1,600	1,788
Chester Downs & Marina LLC
9.250%, 02/01/20 (A)	2,150	2,252
Chrysler Group LLC
8.250%, 06/15/21	5,490	5,545
8.000%, 06/15/19	945	952
Chukchansi Economic Development Authority
4.159%, 11/15/12 (A) (C)	2,185	1,508
Cinemark USA
7.375%, 06/15/21	480	512
CityCenter Holdings LLC
7.625%, 01/15/16	1,315	1,387
CKE Restaurants
11.375%, 07/15/18	2,285	2,605
Claire’s Escrow II
9.000%, 03/15/19 (A)	700	721
Claire’s Stores
8.875%, 03/15/19	810	707
Continental Airlines, Ser 2007-1, Cl C, Pass-Through Trust
7.339%, 04/19/14	1,477	1,499
Dana Holding
6.750%, 02/15/21	1,519	1,644
6.500%, 02/15/19	1,959	2,116
Dave & Buster’s
11.000%, 06/01/18	1,695	1,805
Dave & Buster’s Parent
13.428%, 02/15/16 (A) (D)	7,825	5,165
Delphi (A)
6.125%, 05/15/21	895	960
5.875%, 05/15/19	1,909	2,013
Delta Air Lines, Ser 2011-1, Cl B, Pass-Through Trust
7.125%, 10/15/14 (A)	2,000	1,950
Dex One PIK
12.000%, 01/29/17	1,174	282
Diamond Resorts
12.000%, 08/15/18	1,350	1,424
DineEquity
9.500%, 10/30/18	6,035	6,654
Dollar General PIK
11.875%, 07/15/17 (C)	1,520	1,668
Easton-Bell Sports
9.750%, 12/01/16	1,835	2,037
Eldorado Resorts LLC
8.625%, 06/15/19 (A)	5,460	5,201
Empire Today LLC
11.375%, 02/01/17 (A)	2,071	1,999
Entravision Communications
8.750%, 08/01/17	1,960	2,073

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equinox Holdings
9.500%, 02/01/16 (A)	$1,255	$1,337
Exide Technologies
8.625%, 02/01/18	1,580	1,228
Ferrellgas
9.125%, 10/01/17	2,500	2,650
6.500%, 05/01/21	2,825	2,500
Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	3,500	2
Global Aviation Holdings
14.000%, 08/15/13 (B)	2,598	727
Goodyear Tire & Rubber
8.750%, 08/15/20	110	121
8.250%, 08/15/20	1,545	1,688
7.000%, 05/15/22	5,250	5,316
Greektown Superholdings
13.000%, 07/01/15	1,850	2,030
13.000%, 07/01/15	3,390	3,721
GWR Operating Partnership LLP
10.875%, 04/01/17	870	974
Gymboree
9.125%, 12/01/18	1,325	1,186
Hanesbrands
8.000%, 12/15/16	3,910	4,350
6.375%, 12/15/20	1,282	1,340
Hillman Group
10.875%, 06/01/18	960	1,006
Inergy
7.000%, 10/01/18	1,695	1,670
6.875%, 08/01/21	96	93
Intcomex
13.250%, 12/15/14	4,515	4,289
International Automotive Components Group
9.125%, 06/01/18 (A)	1,540	1,371
J Crew Group
8.125%, 03/01/19	1,295	1,297
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,440	1,487
Jarden
7.500%, 05/01/17	1,875	2,067
JC Penney
7.950%, 04/01/17	950	1,062
5.750%, 02/15/18	120	124
Lamar Media
7.875%, 04/15/18	625	688
5.875%, 02/01/22 (A)	530	553
Lear
7.875%, 03/15/18	405	447
Levi Strauss
7.625%, 05/15/20	1,500	1,590
Libbey Glass
10.000%, 02/15/15	1,187	1,275
Lions Gate Entertainment
10.250%, 11/01/16 (A)	4,515	4,842
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,596
Liz Claiborne
10.500%, 04/15/19 (A)	1,450	1,599
M/I Homes
8.625%, 11/15/18	2,150	2,075

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marina District Finance
9.875%, 08/15/18	$2,240	$2,128
9.500%, 10/15/15	445	428
McClatchy
11.500%, 02/15/17	4,475	4,799
MDC Partners
11.000%, 11/01/16	3,980	4,338
11.000%, 11/01/16 (A)	530	572
MediMedia USA
11.375%, 11/15/14 (A)	2,400	2,148
MGM Mirage
7.625%, 01/15/17	2,550	2,601
MGM Resorts International
11.375%, 03/01/18	6,175	7,286
11.125%, 11/15/17	230	262
9.000%, 03/15/20	6,100	6,817
8.625%, 02/01/19 (A)	775	825
7.500%, 06/01/16	500	509
Michaels Stores
13.000%, 11/01/16 (E)	1,530	1,627
11.375%, 11/01/16 (A)	21	22
11.375%, 11/01/16	495	525
7.750%, 11/01/18	1,950	2,062
Midwest Gaming Borrower LLC
11.625%, 04/15/16 (A)	920	1,020
MTR Gaming Group
11.500%, 08/01/19 (A)	6,256	5,990
NAI Entertainment Holdings LLC
8.250%, 12/15/17 (A)	2,021	2,223
NCL
9.500%, 11/15/18 (A)	300	322
Niska Gas Storage US LLC
8.875%, 03/15/18	2,365	2,270
OSI Restaurant Partners
10.000%, 06/15/15	1,460	1,513
Peninsula Gaming LLC
10.750%, 08/15/17	3,690	4,054
8.375%, 08/15/15	3,150	3,347
Penske Automotive Group
7.750%, 12/15/16	1,700	1,772
Petco Animal Supplies
9.250%, 12/01/18 (A)	1,075	1,182
Phillips-Van Heusen
7.375%, 05/15/20	3,825	4,246
Pinnacle Entertainment
8.750%, 05/15/20	1,395	1,475
Quebecor Media
7.750%, 03/15/16	2,230	2,297
Quiksilver
6.875%, 04/15/15	2,025	2,030
QVC (A)
7.500%, 10/01/19	4,215	4,679
7.375%, 10/15/20	400	443
Regal Entertainment Group
9.125%, 08/15/18	1,215	1,330
Rent-A-Center
6.625%, 11/15/20	960	1,000
RJ Tower
12.000%, 06/01/13 (B)	210	1
Roadhouse Financing
10.750%, 10/15/17	2,105	2,010

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sabre Holdings
8.350%, 03/15/16	$1,850	$1,684
Salem Communications
9.625%, 12/15/16	919	1,013
Sally Holdings LLC
6.875%, 11/15/19 (A)	3,482	3,743
Sealy Mattress
8.250%, 06/15/14	2,675	2,528
Seneca Gaming
8.250%, 12/01/18 (A)	4,840	4,961
Service International
7.625%, 10/01/18	450	524
7.000%, 06/15/17	30	34
7.000%, 05/15/19	620	685
6.750%, 04/01/16	430	477
ServiceMaster
8.000%, 02/15/20 (A)	3,100	3,270
7.450%, 08/15/27	840	716
7.250%, 03/01/38	3,170	2,274
7.100%, 03/01/18	750	707
ServiceMaster PIK
10.750%, 07/15/15 (A)	2,900	3,063
Seven Seas Cruises LLC
9.125%, 05/15/19 (A)	2,135	2,199
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	300	205
Simmons Bedding
11.250%, 07/15/15 (A)	2,615	2,703
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,494
8.750%, 04/01/15 (A)	1,950	2,213
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,500	1,344
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,167
Standard Pacific
10.750%, 09/15/16	525	603
Steinway Musical Instruments
7.000%, 03/01/14 (A)	1,110	1,111
Stewart Enterprises
6.500%, 04/15/19	575	604
Stoneridge
9.500%, 10/15/17 (A)	1,200	1,263
Suburban Propane Partners
7.375%, 03/15/20	500	533
Tomkins LLC
9.000%, 10/01/18	1,010	1,116
Travelport LLC
11.875%, 09/01/16	1,535	487
9.875%, 09/01/14	2,275	1,302
UAL 1995 Pass-Through Trust, Ser 95A1
9.020%, 04/19/12 (B)	434	118
UAL 2009-1 Pass-Through Trust
10.400%, 11/01/16	1,244	1,418
UCI International
8.625%, 02/15/19	1,185	1,212
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,839
Univision Communications (A)
8.500%, 05/15/21	5,885	5,841
7.875%, 11/01/20	2,750	2,929

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vail Resorts
6.500%, 05/01/19	$845	$879
Visteon
6.750%, 04/15/19	1,130	1,141
VWR Funding PIK
10.250%, 07/15/15	3,302	3,418
WMG Acquisition
11.500%, 10/01/18 (A)	2,520	2,678
9.500%, 06/15/16	980	1,083
Wynn Las Vegas LLC
7.750%, 08/15/20	3,050	3,439
Yankee Candle, Ser B
9.750%, 02/15/17	2,615	2,654
8.500%, 02/15/15	1,000	1,024

		339,156

Consumer Staples — 12.5%
Accellent
10.000%, 11/01/17	1,905	1,600
8.375%, 02/01/17	2,625	2,661
American Achievement
10.875%, 04/15/16 (A)	3,055	2,177
American Renal Associates Holdings
9.750%, 03/01/16	2,254	2,378
American Renal Holdings
8.375%, 05/15/18	4,130	4,419
American Rock Salt LLC
8.250%, 05/01/18 (A)	2,435	1,972
Apria Healthcare Group
12.375%, 11/01/14	400	410
Armored Autogroup
9.250%, 11/01/18 (A)	2,505	2,104
Aurora Diagnostics Holdings
10.750%, 01/15/18	5,125	5,048
Aviv Healthcare Properties
7.750%, 02/15/19	1,485	1,518
B&G Foods
7.625%, 01/15/18	900	975
Bankrate
11.750%, 07/15/15	1,058	1,223
Beverages & More
9.625%, 10/01/14 (A)	3,900	4,080
BI-LO LLC
9.250%, 02/15/19 (A)	3,545	3,722
Biomet
11.625%, 10/15/17	3,170	3,459
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	3,350	3,518
Bumble Bee Holdco PIK
9.625%, 03/15/18 (A)	2,000	1,820
Catalent Pharma Solutions PIK
9.500%, 04/15/15	5,314	5,486
Central Garden and Pet
8.250%, 03/01/18	1,695	1,720
8.250%, 03/01/18 (A)	3,780	3,837
CHS
8.000%, 11/15/19 (A)	735	781
Constellation Brands
7.250%, 09/01/16	250	283
7.250%, 05/15/17	1,745	1,970
ConvaTec Healthcare
10.500%, 12/15/18 (A)	1,550	1,598

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cott Beverages
8.375%, 11/15/17	$2,975	$3,273
8.125%, 09/01/18	900	992
Darling International
8.500%, 12/15/18	1,250	1,406
Dean Foods
7.000%, 06/01/16	1,145	1,177
Del Monte
7.625%, 02/15/19	6,330	6,346
DJO Finance LLC
10.875%, 11/15/14	620	631
9.750%, 10/15/17	5,853	4,492
7.750%, 04/15/18	5,005	4,304
Dole Food
8.000%, 10/01/16 (A)	405	429
DynCorp International
10.375%, 07/01/17	3,980	3,522
Elizabeth Arden
7.375%, 03/15/21	240	259
Emergency Medical Services
8.125%, 06/01/19	7,503	7,878
Fleming
10.125%, 04/01/08 (B)	974	—
Fresenius Medical Care US Finance II (A)
5.875%, 01/31/22	215	227
5.625%, 07/31/19	3,960	4,217
Grifols
8.250%, 02/01/18	900	977
HCA
8.000%, 10/01/18	650	717
7.500%, 02/15/22	6,585	7,128
6.500%, 02/15/20	2,565	2,751
5.875%, 03/15/22	2,400	2,460
Hertz
7.500%, 10/15/18	1,860	2,007
6.750%, 04/15/19	80	84
Immucor
11.125%, 08/15/19 (A)	6,765	7,458
INC Research LLC
11.500%, 07/15/19 (A)	3,515	3,374
Interactive Data
10.250%, 08/01/18	1,255	1,393
Jaguar Holding II
9.500%, 12/01/19 (A)	2,550	2,789
JBS USA LLC
8.250%, 02/01/20 (A)	1,520	1,569
Kinetic Concepts (A)
12.500%, 11/01/19	1,160	1,119
10.500%, 11/01/18	2,515	2,616
Knowledge Learning
7.750%, 02/01/15 (A)	775	651
Lantheus Medical Imaging
9.750%, 05/15/17	725	598
Laureate Education (A)
12.750%, 08/15/17	1,100	1,169
11.000%, 08/15/15	525	538
Michael Foods
9.750%, 07/15/18	1,160	1,270
Multiplan
9.875%, 09/01/18 (A)	1,530	1,663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NBTY
9.000%, 10/01/18	$2,530	$2,777
NCO Group
11.875%, 11/15/14	1,800	1,791
OnCure Holdings
11.750%, 05/15/17	1,000	780
Pantry
7.750%, 02/15/14	1,685	1,689
Physio-Control International
9.875%, 01/15/19 (A)	1,570	1,649
Pinnacle Foods Finance LLC
10.625%, 04/01/17	3,280	3,467
8.250%, 09/01/17	1,250	1,353
Post Holdings
7.375%, 02/15/22 (A)	1,050	1,118
Radiation Therapy Services
9.875%, 04/15/17	1,125	841
Radnet Management
10.375%, 04/01/18	1,205	1,152
Reynolds Group Issuer (A)
9.875%, 08/15/19	4,310	4,456
9.875%, 08/15/19	3,785	3,913
9.000%, 04/15/19	5,040	5,040
8.750%, 10/15/16	2,500	2,663
8.500%, 05/15/18	450	452
8.250%, 02/15/21	3,065	2,927
6.875%, 02/15/21	1,305	1,383
Rite Aid
9.750%, 06/12/16	670	740
9.500%, 06/15/17	1,540	1,563
9.250%, 03/15/20 (A)	4,220	4,273
8.000%, 08/15/20	11,585	13,207
7.500%, 03/01/17	590	605
RSC Equipment Rental
10.250%, 11/15/19	700	784
10.000%, 07/15/17 (A)	2,000	2,320
8.250%, 02/01/21	5,135	5,443
Rural
10.125%, 07/15/19 (A)	2,900	2,581
Seminole Indian Tribe of Florida (A)
7.750%, 10/01/17	3,450	3,743
6.535%, 10/01/20	1,450	1,415
Spectrum Brands
9.500%, 06/15/18	3,885	4,429
Spectrum Brands PIK
12.000%, 08/28/19	1,913	2,102
Spectrum Brands Holdings
9.500%, 06/15/18 (A)	310	353
STHI Holding
8.000%, 03/15/18 (A)	3,750	3,994
SUPERVALU
8.000%, 05/01/16	1,270	1,319
Symbion PIK
11.000%, 08/23/15	1,292	1,221
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,215	5,619
U.S. Oncology (Escrow Security)
9.125%, 08/15/17	2,130	32

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Rentals North America
10.875%, 06/15/16	$3,000	$3,428
9.250%, 12/15/19	1,055	1,166
8.375%, 09/15/20	1,665	1,723
UR Financing Escrow (A)
7.625%, 04/15/22	820	849
7.375%, 05/15/20	170	175
5.750%, 07/15/18	850	873
US Foodservice
8.500%, 06/30/19 (A)	1,700	1,709
Valeant Pharmaceuticals International (A)
7.250%, 07/15/22	1,135	1,142
7.000%, 10/01/20	8,165	8,277
6.875%, 12/01/18	2,015	2,060
6.750%, 10/01/17	1,175	1,204
Vanguard Health Holding II LLC
8.000%, 02/01/18	3,230	3,400
Viskase
9.875%, 01/15/18 (A)	1,300	1,365
YCC Holdings LLC PIK
10.250%, 02/15/16	2,505	2,427

		263,235

Energy — 8.3%
American Petroleum Tankers Parent LLC
10.250%, 05/01/15	1,173	1,226
Antero Resources Finance
9.375%, 12/01/17	1,235	1,359
Arch Coal
8.750%, 08/01/16	2,155	2,371
7.250%, 06/15/21 (A)	675	673
7.000%, 06/15/19 (A)	450	450
Atwood Oceanics
6.500%, 02/01/20	578	608
Bill Barrett
9.875%, 07/15/16	1,000	1,105
7.625%, 10/01/19	2,000	2,090
Bluewater Holding BV
3.572%, 07/17/14 (A) (C)	1,400	1,148
BreitBurn Energy Partners
8.625%, 10/15/20	790	857
7.875%, 04/15/22 (A)	2,810	2,943
Bristow Group
7.500%, 09/15/17	2,260	2,362
Calumet Specialty Products Partners
9.375%, 05/01/19	2,440	2,544
Chaparral Energy
8.250%, 09/01/21	2,065	2,292
Chesapeake Energy
9.500%, 02/15/15	650	748
6.875%, 08/15/18	1,175	1,225
6.875%, 11/15/20	156	164
6.625%, 08/15/20	3,176	3,319
Chesapeake Midstream Partners
6.125%, 07/15/22 (A)	555	574
Chesapeake Oilfield Operating LLC
6.625%, 11/15/19 (A)	1,725	1,760

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cloud Peak Energy Resources LLC
8.250%, 12/15/17	$810	$865
Comstock Resources
7.750%, 04/01/19	4,317	3,993
Consol Energy
8.250%, 04/01/20	680	741
8.000%, 04/01/17	1,790	1,947
Continental Resources
7.375%, 10/01/20	1,500	1,669
Copano Energy LLC
7.750%, 06/01/18	3,000	3,180
7.125%, 04/01/21	520	551
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	3,500	3,535
Crosstex Energy
8.875%, 02/15/18	2,235	2,425
Denbury Resources
8.250%, 02/15/20	200	228
Dresser-Rand Group
6.500%, 05/01/21 (A)	600	629
Eagle Rock Energy Partners
8.375%, 06/01/19	5,335	5,495
El Paso
7.250%, 06/01/18	740	838
7.000%, 06/15/17	270	302
Encore Acquisition
9.500%, 05/01/16	460	514
Energy Transfer Equity
7.500%, 10/15/20	4,188	4,795
EV Energy Partners
8.000%, 04/15/19	1,085	1,139
Exterran Holdings
7.250%, 12/01/18	2,500	2,406
Forest Oil
8.500%, 02/15/14	50	54
7.250%, 06/15/19	5,475	5,516
Frac Tech Services LLC
7.125%, 11/15/18 (A)	1,000	1,067
GMX Resources
11.000%, 12/01/17 (A)	1,093	863
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	710	745
Hercules Offshore
10.500%, 10/15/17 (A)	1,210	1,249
Hilcorp Energy I (A)
8.000%, 02/15/20	1,280	1,408
7.625%, 04/15/21	125	136
Holly
9.875%, 06/15/17	1,110	1,240
Holly Energy Partners
6.500%, 03/01/20 (A)	450	460
James River Coal
7.875%, 04/01/19	925	624
Kinder Morgan Finance LLC
6.000%, 01/15/18 (A)	4,100	4,351
Kodiak Oil & Gas
8.125%, 12/01/19 (A)	2,400	2,568
Laredo Petroleum
9.500%, 02/15/19	4,475	4,934

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Linn Energy LLC
8.625%, 04/15/20	$1,375	$1,526
7.750%, 02/01/21	475	511
6.500%, 05/15/19 (A)	1,130	1,153
6.250%, 11/01/19 (A)	3,720	3,715
MEG Energy
6.500%, 03/15/21 (A)	1,076	1,151
Milagro Oil & Gas
10.500%, 05/15/16	1,950	1,501
Murray Energy
10.250%, 10/15/15 (A)	1,315	1,341
Newfield Exploration
7.125%, 05/15/18	3,635	3,871
6.875%, 02/01/20	1,075	1,161
NFR Energy LLC
9.750%, 02/15/17 (A)	1,970	1,556
Oasis Petroleum
7.250%, 02/01/19	1,300	1,378
Ocean Rig UDW
9.500%, 04/27/16	5,500	5,473
Parker Drilling
9.125%, 04/01/18	1,610	1,727
Peabody Energy (A)
6.250%, 11/15/21	2,840	2,975
6.000%, 11/15/18	670	702
Penn Virginia
10.375%, 06/15/16	400	397
7.250%, 04/15/19	1,000	915
Petrohawk Energy
7.250%, 08/15/18	3,560	4,072
Petroleum Development
12.000%, 02/15/18	2,865	3,123
Pioneer Drilling
9.875%, 03/15/18	1,300	1,391
9.875%, 03/15/18 (A)	550	588
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,271
7.625%, 06/01/18	350	376
7.625%, 04/01/20	2,475	2,735
QEP Resources
5.375%, 10/01/22	1,150	1,162
Quicksilver Resources
11.750%, 01/01/16	2,200	2,343
9.125%, 08/15/19	1,385	1,395
7.125%, 04/01/16	1,300	1,248
Range Resources
8.000%, 05/15/19	4,575	5,101
5.000%, 08/15/22	200	202
Regency Energy Partners
6.875%, 12/01/18	2,900	3,147
Samson Investment
9.750%, 02/15/20 (A)	2,960	3,115
SandRidge Energy
8.750%, 01/15/20	70	75
8.000%, 06/01/18 (A)	360	373
7.500%, 03/15/21	3,755	3,793
SESI LLC
7.125%, 12/15/21 (A)	4,000	4,420
Targa Resources
7.875%, 10/15/18	2,445	2,677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Targa Resources Partners
11.250%, 07/15/17	$3,475	$3,979
6.375%, 08/01/22 (A)	1,000	1,053
Tesoro
9.750%, 06/01/19	1,600	1,820
Thermon Industries
9.500%, 05/01/17	1,222	1,344
Trinidad Drilling
7.875%, 01/15/19 (A)	1,020	1,091
Venoco
8.875%, 02/15/19	645	584
WPX Energy
6.000%, 01/15/22 (A)	690	712

		174,528

Financials — 9.5%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,725	1,565
Alliant Holdings
11.000%, 05/01/15 (A)	3,400	3,574
Ally Financial
8.000%, 11/01/31	5,658	6,316
7.500%, 09/15/20	850	936
6.750%, 12/01/14	1,051	1,110
6.250%, 12/01/17	3,880	4,010
5.500%, 02/15/17	660	668
American Capital
7.960%, 12/31/13 (A)	196	200
American International Group
8.175%, 05/15/58 (C)	2,610	2,763
6.250%, 03/15/37	2,760	2,443
Aventine (Escrow Security)
0.000%, 10/15/49 1 (B) (F) (G) (H)	2,600	20
BAC Capital Trust VI
5.625%, 03/08/35	2,380	2,189
Bank of America
8.000%, 12/29/49 (C)	1,575	1,599
Cemex Finance LLC
9.500%, 12/14/16 (A)	335	330
CIT Group
7.000%, 05/04/15 (A)	318	319
7.000%, 05/01/16	3,179	3,182
7.000%, 05/02/16 (A)	1,016	1,017
7.000%, 05/01/17	4,447	4,447
7.000%, 05/02/17 (A)	11,778	11,793
6.625%, 04/01/18 (A)	685	738
5.500%, 02/15/19 (A)	1,920	1,961
Citigroup Capital XXI
8.300%, 12/21/57 (C)	1,065	1,096
City National Bank
9.000%, 08/12/19	4,062	4,856
CKE Holdings
0.000%, 03/14/16 (A)	1,988	2,087
CNH Capital LLC
6.250%, 11/01/16 (A)	1,145	1,231
CNO Financial Group
9.000%, 01/15/18 (A)	1,600	1,722
Credit Acceptance
9.125%, 02/01/17	3,600	3,834
9.125%, 02/01/17 (A)	400	425
E*Trade Financial
7.875%, 12/01/15	2,950	3,013

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

E*Trade Financial PIK
12.500%, 11/30/17	$1,285	$1,497
Energy Future Intermediate Holding LLC
10.000%, 12/01/20	12,246	13,302
Express LLC
8.750%, 03/01/18	790	875
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	2,360	2,342
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,697	4,145
Ford Motor Credit LLC
12.000%, 05/15/15	895	1,125
8.000%, 12/15/16	1,100	1,307
6.625%, 08/15/17	1,760	1,994
5.875%, 08/02/21	305	340
5.000%, 05/15/18	3,425	3,610
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	924
HBOS Capital Funding No. 2
6.071%, 06/30/49 (A) (C)	3,425	2,432
Host Hotels & Resorts
9.000%, 05/15/17 ‡	125	139
Host Hotels & Resorts, Ser Q
6.750%, 06/01/16 ‡	1,255	1,297
HUB International Holdings
9.000%, 12/15/14 (A)	2,490	2,546
Icahn Enterprises
8.000%, 01/15/18	2,500	2,650
8.000%, 01/15/18 (A)	300	318
7.750%, 01/15/16	4,500	4,714
ILFC E-Capital Trust I
4.770%, 12/21/65 (A) (C)	800	554
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,695	1,954
ING Groep
5.775%, 12/29/49 (C)	4,050	3,483
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	5,417
Jefferies Group
8.500%, 07/15/19	820	882
Kennedy-Wilson
8.750%, 04/01/19	3,800	3,924
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	2,405	2,104
Lloyds Banking Group (A) (C)
6.267%, 11/14/16	1,195	813
5.920%, 09/29/49	955	649
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	—
Millennium Escrow
7.625%, 11/15/26 (B)	200	—
MPT Operating Partnership
6.875%, 05/01/21 ‡	4,095	4,354
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,422
Norcraft
10.500%, 12/15/15	1,560	1,377
Nuveen Investments
10.500%, 11/15/15	11,605	12,127
10.500%, 11/15/15 (A)	520	541

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Offshore Group Investments
11.500%, 08/01/15	$1,120	$1,249
Ohio Casualty
7.300%, 06/15/14	1,050	1,118
Omega Healthcare Investors
7.500%, 02/15/20 ‡	3,505	3,851
Ono Finance II
10.875%, 07/15/19 (A)	4,251	3,837
PHH
9.250%, 03/01/16	1,295	1,301
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	5,640	4,286
Realogy (A)
7.875%, 02/15/19	700	679
7.625%, 01/15/20	520	537
Regions Bank
7.500%, 05/15/18	500	545
Regions Financial
5.750%, 06/15/15	520	531
Regions Financing Trust II
6.625%, 05/15/47 (C)	3,800	3,458
RESPARCS Funding I MTN
1.359%, 12/29/49	830	270
Sabra Health Care
8.125%, 11/01/18 ‡	4,125	4,424
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/15	3,065	3,065
4.532%, 02/01/14 (C)	275	254
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	2,215	2,240
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,411
Synovus Financial
7.875%, 02/15/19	1,105	1,133
Tops Holdings
10.125%, 10/15/15	1,430	1,543
USB Realty
1.719%, 12/29/49 (A) (C)	3,600	2,772
USI Holdings
9.750%, 05/15/15 (A)	4,812	4,824
XL Capital
6.500%, 12/31/49 (C)	2,615	2,216

		200,146

Health Care — 4.4%
Acadia Healthcare
12.875%, 11/01/18	2,600	2,704
Alere
9.000%, 05/15/16	6,415	6,768
Biomet
10.000%, 10/15/17	8,125	8,826
Biomet PIK
10.375%, 10/15/17	6,265	6,821
BioScrip
10.250%, 10/01/15	4,985	5,371
Community Health Systems
8.875%, 07/15/15	1,923	2,014
DaVita
6.625%, 11/01/20	850	912
6.375%, 11/01/18	2,070	2,194
Emdeon
11.000%, 12/31/19 (A)	1,475	1,652

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Endo Pharmaceuticals Holdings
7.250%, 01/15/22	$2,100	$2,336
7.000%, 07/15/19	3,470	3,817
HCA
9.875%, 02/15/17	110	120
8.500%, 04/15/19	2,640	2,957
HCA Holdings
7.750%, 05/15/21	3,920	4,126
Health Management Associates
7.375%, 01/15/20 (A)	2,345	2,445
6.125%, 04/15/16	1,105	1,153
HealthSouth
8.125%, 02/15/20	3,210	3,529
7.750%, 09/15/22	890	968
7.250%, 10/01/18	865	934
inVentiv Health
10.000%, 08/15/18 (A)	1,640	1,484
Kindred Healthcare
8.250%, 06/01/19	4,935	4,633
Mylan (A)
7.875%, 07/15/20	1,950	2,179
7.625%, 07/15/17	4,100	4,538
6.000%, 11/15/18	1,085	1,135
PSS World Medical
6.375%, 03/01/22 (A)	1,860	1,934
Select Medical
7.625%, 02/01/15	3,450	3,441
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,636	1,638
Tenet Healthcare
9.250%, 02/01/15	1,195	1,327
8.875%, 07/01/19	265	302
8.000%, 08/01/20	1,445	1,532
6.250%, 11/01/18 (A)	1,845	1,967
United Surgical Partners International
8.875%, 05/01/17	105	110
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,310
Universal Health Services
7.000%, 10/01/18	2,500	2,675

		91,852

Industrials — 8.9%
ACCO Brands
7.625%, 08/15/15	215	221
Accuride
9.500%, 08/01/18	3,080	3,265
ACL I
10.625%, 02/15/16 (A)	2,681	2,567
Actuant
6.875%, 06/15/17	2,575	2,672
Aircastle
9.750%, 08/01/18	895	1,009
9.750%, 08/01/18 (A)	235	264
Alion Science and Technology
10.250%, 02/01/15	1,405	759
Alion Science and Technology PIK
12.000%, 11/01/14	2,091	1,934
Alliant Techsystems
6.750%, 04/01/16	3,790	3,885

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Airlines, Ser 2011-2 Cl
A Pass-Through Trust
8.625%, 10/15/21	$5,065	$5,369
AMGH Merger Sub
9.250%, 11/01/18 (A)	3,543	3,831
Amsted Industries
8.125%, 03/15/18 (A)	870	940
ARD Finance PIK
11.125%, 06/01/18 (A)	2,897	2,781
Ardagh Packaging Finance (A)
9.125%, 10/15/20	1,890	1,999
7.375%, 10/15/17	500	537
Associated Materials LLC
9.125%, 11/01/17	1,320	1,300
Atkore International
9.875%, 01/01/18	2,325	2,476
AWAS Aviation Capital
7.000%, 10/17/16 (A)	1,076	1,124
Baker & Taylor
11.500%, 07/01/13 (A)	1,170	655
BE Aerospace
8.500%, 07/01/18	650	722
Belden
9.250%, 06/15/19	760	821
Berry Plastics
10.250%, 03/01/16	825	854
9.750%, 01/15/21	3,957	4,234
Boart Longyear Management
7.000%, 04/01/21 (A)	500	526
Building Materials Corp of America (A)
6.875%, 08/15/18	2,360	2,537
6.750%, 05/01/21	700	761
BWAY Holding
10.000%, 06/15/18	1,390	1,543
Case New Holland
7.875%, 12/01/17	1,065	1,251
Casella Waste Systems
11.000%, 07/15/14	30	33
7.750%, 02/15/19	1,490	1,483
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,793	1,632
CEVA Group (A)
11.625%, 10/01/16	3,155	3,305
11.500%, 04/01/18	2,500	2,484
8.375%, 12/01/17	2,365	2,359
Clean Harbors
7.625%, 08/15/16	662	702
Coleman Cable
9.000%, 02/15/18	2,945	3,048
Columbus McKinnon
7.875%, 02/01/19	300	314
CPM Holdings
10.625%, 09/01/14	1,250	1,347
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,380	1,435
Delta Air Lines
12.250%, 03/15/15 (A)	3,905	4,208
Esterline Technologies
7.000%, 08/01/20	1,755	1,939
Florida East Coast Railway
8.125%, 02/01/17	750	757

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Cable
7.125%, 04/01/17	$910	$940
Geo Group
7.750%, 10/15/17	1,355	1,460
6.625%, 02/15/21	75	78
Graphic Packaging International
7.875%, 10/01/18	2,370	2,607
Great Lakes Dredge & Dock
7.375%, 02/01/19	1,215	1,267
Griffon
7.125%, 04/01/18	1,410	1,466
Huntington Ingalls Industries
7.125%, 03/15/21	600	643
6.875%, 03/15/18	600	631
Interface
7.625%, 12/01/18	1,015	1,110
Interline Brands
7.000%, 11/15/18	2,606	2,753
International Lease Finance
8.750%, 03/15/17	3,280	3,706
8.625%, 09/15/15	1,485	1,648
8.250%, 12/15/20	885	987
6.250%, 05/15/19	165	167
5.750%, 05/15/16	230	234
International Wire Group Holdings
9.750%, 04/15/15 (A)	1,105	1,155
Iron Mountain
8.750%, 07/15/18	1,140	1,188
8.375%, 08/15/21	1,670	1,856
7.750%, 10/01/19	2,625	2,901
Kansas City Southern de Mexico
8.000%, 02/01/18	910	1,008
6.125%, 06/15/21	460	497
Kratos Defense & Security Solutions
10.000%, 06/01/17	4,525	4,876
Liberty Tire Recycling
11.000%, 10/01/16 (A)	3,900	3,607
Manitowoc
9.500%, 02/15/18	1,960	2,195
8.500%, 11/01/20	880	981
Marquette Transportation
10.875%, 01/15/17	1,500	1,567
Masonite International
8.250%, 04/15/21 (A)	1,335	1,432
Meritor
10.625%, 03/15/18	1,000	1,050
8.125%, 09/15/15	1,295	1,327
Midwest Vanadium
11.500%, 02/15/18 (A)	1,350	925
Mobile Mini
7.875%, 12/01/20	1,190	1,249
Mueller Water Products
8.750%, 09/01/20	630	706
7.375%, 06/01/17	1,455	1,433
Nortek
8.500%, 04/15/21	1,510	1,461
NXP BV (A)
10.000%, 07/15/13	598	651
9.750%, 08/01/18	3,795	4,293

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Old AII
10.000%, 12/15/16 (B)	$1,675	$—
Old AII PIK
9.000%, 12/15/14 (B)	950	—
Oshkosh
8.500%, 03/01/20	1,510	1,650
8.250%, 03/01/17	1,725	1,872
Packaging Dynamics
8.750%, 02/01/16 (A)	1,724	1,819
Ply Gem Industries
13.125%, 07/15/14	1,290	1,277
8.250%, 02/15/18	885	856
Polymer Group
7.750%, 02/01/19	1,565	1,675
Polypore International
7.500%, 11/15/17	1,185	1,241
Pregis
12.375%, 10/15/13	4,556	4,431
Quality Distribution LLC
9.875%, 11/01/18	4,770	5,217
Quebecor Escrow (B)
0.000%, 11/15/13	1,800	20
0.000%, 03/15/16	2,175	24
RailAmerica
9.250%, 07/01/17	117	130
RBS Global
8.500%, 05/01/18	2,955	3,184
Sequa
11.750%, 12/01/15 (A)	4,065	4,319
Sequa PIK
13.500%, 12/01/15 (A)	500	534
Spirit Aerosystems
7.500%, 10/01/17	1,135	1,234
Swift Services Holdings
10.000%, 11/15/18	475	520
Swift Transportation LLC
12.500%, 05/15/17 (A)	590	625
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,467	3,363
Tempel Steel
12.000%, 08/15/16 (A)	1,100	1,086
Terex
8.000%, 11/15/17	1,260	1,320
Thermadyne Holdings
9.000%, 12/15/17	1,800	1,881
Titan International
7.875%, 10/01/17	4,335	4,606
Trimas
9.750%, 12/15/17	1,020	1,130
United Maritime Group LLC
11.750%, 06/15/15	4,400	4,493
USG
9.750%, 08/01/14 (A)	1,820	1,966
8.375%, 10/15/18 (A)	1,535	1,581
6.300%, 11/15/16	1,975	1,852
WCA Waste
7.500%, 06/15/19 (A)	1,000	1,012

		186,856

Information Technology — 3.9%
Advanced Micro Devices
7.750%, 08/01/20	2,040	2,262

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amkor Technology
7.375%, 05/01/18	$1,190	$1,285
Aspect Software
10.625%, 05/15/17	4,680	5,043
Audatex North America
6.750%, 06/15/18 (A)	1,190	1,239
Cardtronics
8.250%, 09/01/18	625	689
CDW LLC
12.535%, 10/12/17	2,285	2,491
8.500%, 04/01/19	535	572
8.500%, 04/01/19 (A)	735	786
8.000%, 12/15/18	2,800	3,038
Compucom Systems
12.500%, 10/01/15 (A)	4,425	4,580
Eagle Parent
8.625%, 05/01/19 (A)	2,860	2,960
Fidelity National Information Services
7.875%, 07/15/20	970	1,091
7.625%, 07/15/17	1,630	1,779
7.625%, 07/15/17 (A)	125	136
First Data
12.625%, 01/15/21	2,652	2,785
11.250%, 03/31/16	4,530	4,292
8.875%, 08/15/20 (A)	625	677
8.250%, 01/15/21 (A)	1,144	1,107
7.375%, 06/15/19 (A)	870	880
First Data PIK
10.550%, 09/24/15	2,465	2,539
8.750%, 01/15/22 (A)	3,587	3,461
Freescale Semiconductor
10.125%, 03/15/18 (A)	30	33
9.250%, 04/15/18 (A)	6,175	6,792
8.050%, 02/01/20	680	673
iGate
9.000%, 05/01/16	7,259	7,894
Lawson Software
11.500%, 07/15/18 (A)	1,000	1,045
MagnaChip Semiconductor
10.500%, 04/15/18	2,400	2,649
Mantech International
7.250%, 04/15/18	700	730
MEMC Electronic Materials
7.750%, 04/01/19	765	648
Seagate HDD Cayman
7.750%, 12/15/18	1,415	1,592
Sensata Technologies
6.500%, 05/15/19 (A)	4,568	4,830
SSI Investments II
11.125%, 06/01/18	1,020	1,135
STATS ChipPAC
7.500%, 08/12/15 (A)	2,200	2,376
Stratus Technologies Bermuda
12.000%, 03/29/15	2,512	2,211
Stream Global Services
11.250%, 10/01/14	700	722
SunGard Data Systems
10.250%, 08/15/15	3,341	3,483
7.375%, 11/15/18	975	1,048

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unisys
12.750%, 10/15/14 (A)	$1,128	$1,266

		82,819

Materials — 4.9%
AK Steel
7.625%, 05/15/20	1,610	1,620
Aleris International
7.625%, 02/15/18	1,905	2,000
AM Castle
12.750%, 12/15/16 (A)	730	770
APERAM
7.750%, 04/01/18 (A)	1,230	1,169
Ashland
9.125%, 06/01/17	2,565	2,879
Ball
5.000%, 03/15/22	1,550	1,585
Boise Paper Holdings LLC
9.000%, 11/01/17	1,670	1,837
Celanese US Holdings LLC
6.625%, 10/15/18	750	821
Cemex
9.000%, 01/11/18 (A)	1,900	1,758
CF Industries
7.125%, 05/01/20	1,000	1,225
6.875%, 05/01/18	3,145	3,703
Chemtura
7.875%, 09/01/18	2,165	2,327
Clearwater Paper
10.625%, 06/15/16	855	971
7.125%, 11/01/18	255	272
Domtar
10.750%, 06/01/17	1,500	1,950
9.500%, 08/01/16	250	304
FMG Resources (A)
8.250%, 11/01/19	615	680
7.000%, 11/01/15	1,455	1,539
6.875%, 02/01/18	1,300	1,372
Georgia-Pacific
8.000%, 01/15/24	1,680	2,175
Headwaters
7.625%, 04/01/19	1,435	1,378
Hexion US Finance
9.000%, 11/15/20	1,480	1,450
8.875%, 02/01/18	1,245	1,289
Huntsman International LLC
8.625%, 03/15/20	535	605
8.625%, 03/15/21	670	757
5.500%, 06/30/16	755	754
Ineos Finance (A)
9.000%, 05/15/15	325	344
8.375%, 02/15/19	1,870	1,987
INEOS Group Holdings PLC
8.500%, 02/15/16 (A)	6,120	5,584
JMC Steel Group
8.250%, 03/15/18 (A)	1,425	1,487
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	2,145	2,193
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,645	1,690
Lyondell Chemical
8.000%, 11/01/17	365	408

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LyondellBasell Industries
6.000%, 11/15/21 (A)	$810	$889
MacDermid
9.500%, 04/15/17 (A)	1,820	1,906
Millar Western Forest Products
8.500%, 04/01/21 (A)	1,145	862
Mirabela Nickel
8.750%, 04/15/18 (A)	1,055	913
Momentive Performance Materials
9.000%, 01/15/21	3,115	2,874
Momentive PIK
1.993%, 06/04/17 (F) (G)	2,427	2,026
Neenah Foundry PIK
15.000%, 07/29/15	129	127
NewPage
11.375%, 12/31/14 (B)	480	289
Nexeo Solutions LLC
8.375%, 03/01/18 (A)	1,979	1,979
Noranda Aluminum Acquisition PIK
4.659%, 05/15/15 (C)	2,173	2,091
Nova Chemicals
8.625%, 11/01/19	390	448
Novelis
8.750%, 12/15/20	465	518
8.375%, 12/15/17	3,510	3,843
PH Glatfelter
7.125%, 05/01/16	500	511
PolyOne
7.375%, 09/15/20	775	835
Rain CII Carbon LLC
8.000%, 12/01/18 (A)	390	410
Reichhold Industries
9.000%, 08/15/14 (A) (B)	2,716	1,385
Rhodia
6.875%, 09/15/20 (A)	2,605	2,879
Ryerson
12.000%, 11/01/15	1,725	1,777
Scotts Miracle-Gro
7.250%, 01/15/18	385	413
Sealed Air (A)
8.375%, 09/15/21	3,435	3,933
8.125%, 09/15/19	1,820	2,057
Solutia
8.750%, 11/01/17	1,685	1,908
7.875%, 03/15/20	1,000	1,173
Standard Steel LLC
12.000%, 05/01/15 (A)	3,470	3,947
SunCoke Energy
7.625%, 08/01/19	3,040	3,162
Taminco Global Chemical
9.750%, 03/31/20 (A)	1,685	1,761
Verso Paper Holdings LLC
8.750%, 02/01/19	2,560	1,267
8.750%, 02/01/19	825	408
Vertellus Specialties
9.375%, 10/01/15 (A)	5,765	4,497
Vulcan Materials
7.500%, 06/15/21	305	340
6.500%, 12/01/16	305	323

		102,634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 10.2%
Affinion Group
11.500%, 10/15/15	$2,550	$2,391
7.875%, 12/15/18	3,895	3,486
American Media
11.500%, 12/15/17 (A)	583	531
Avaya
9.750%, 11/01/15	1,490	1,490
7.000%, 04/01/19 (A)	2,190	2,220
Avaya PIK
10.125%, 11/01/15	4,246	4,256
Block Communications
7.250%, 02/01/20 (A)	680	697
CCO Holdings LLC
8.125%, 04/30/20	2,511	2,812
7.875%, 04/30/18	2,190	2,393
7.375%, 06/01/20	615	676
7.250%, 10/30/17	190	206
7.000%, 01/15/19	2,410	2,603
Cengage Learning Holdco PIK
13.750%, 07/15/15 (A)	4,382	3,440
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	650	697
Cincinnati Bell
8.375%, 10/15/20	1,670	1,708
Clear Channel Communications
9.000%, 03/01/21	4,165	3,832
Clear Channel Worldwide Holdings
9.250%, 12/15/17	3,400	3,740
7.625%, 03/15/20 (A)	1,755	1,755
7.625%, 03/15/20 (A)	255	255
Clearwire Communications LLC (A)
14.750%, 12/01/16	55	58
12.000%, 12/01/15	660	642
12.000%, 12/01/15	3,789	3,685
Cogent Communications Group
8.375%, 02/15/18 (A)	705	742
Columbus International
11.500%, 11/20/14 (A)	1,265	1,366
CommScope
8.250%, 01/15/19 (A)	1,270	1,337
Cricket Communications
7.750%, 10/15/20	2,075	2,065
Crown Castle International
9.000%, 01/15/15	1,005	1,108
CSC Holdings LLC
8.625%, 02/15/19	2,650	3,127
6.750%, 11/15/21 (A)	2,050	2,219
DCP LLC
10.750%, 08/15/15 (A)	3,000	2,257
Digicel (A)
12.000%, 04/01/14	600	673
8.250%, 09/01/17	4,214	4,467
Digicel Group (A)
10.500%, 04/15/18	2,995	3,265
8.875%, 01/15/15	470	478

11	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DISH DBS
7.875%, 09/01/19	$3,955	$4,647
7.125%, 02/01/16	2,750	3,039
6.750%, 06/01/21	910	1,010
Eileme 2
11.625%, 01/31/20 (A)	655	688
Frontier Communications
6.625%, 03/15/15	1,100	1,144
GCI
8.625%, 11/15/19	1,135	1,237
6.750%, 06/01/21	1,500	1,519
GXS Worldwide
9.750%, 06/15/15	7,876	7,857
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (A)	1,750	1,067
Hughes Satellite Systems
7.625%, 06/15/21	2,489	2,701
6.500%, 06/15/19	630	668
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,621
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,660	1,444
Intelsat Bermuda
11.250%, 06/15/16	2,462	2,604
Intelsat Jackson Holdings
7.250%, 04/01/19	740	777
7.250%, 10/15/20	1,415	1,489
Intelsat Luxembourg
11.250%, 02/04/17	3,710	3,826
Intelsat Luxembourg PIK
11.500%, 02/04/17	3,032	3,123
11.500%, 02/04/17 (A)	3,277	3,343
inVentiv Health
10.000%, 08/15/18 (A)	3,445	3,135
iPCS PIK
3.797%, 05/01/14 (C)	116	108
ITC Deltacom
10.500%, 04/01/16	840	876
Kabel BW Erste Beteiligungs
7.500%, 03/15/19 (A)	2,000	2,160
Level 3 Communications
11.875%, 02/01/19	2,185	2,485
Level 3 Financing
10.000%, 02/01/18	3,455	3,809
9.375%, 04/01/19	1,280	1,414
8.625%, 07/15/20 (A)	560	598
8.125%, 07/01/19 (A)	1,075	1,126
4.506%, 02/15/15 (C)	1,500	1,455
Liberty Interactive LLC
8.250%, 02/01/30	2,240	2,262
Lucent Technologies
6.450%, 03/15/29	2,010	1,548
MetroPCS Wireless
7.875%, 09/01/18	1,560	1,673
6.625%, 11/15/20	780	803
Nara Cable Funding
8.875%, 12/01/18 (A)	560	546
Nexstar/Mission Broadcast
8.875%, 04/15/17	2,100	2,247
Nielsen Finance LLC
7.750%, 10/15/18	2,070	2,303

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NII Capital
10.000%, 08/15/16	$1,125	$1,282
7.625%, 04/01/21	690	705
Open Solutions
9.750%, 02/01/15 (A)	5,090	4,148
PAETEC Holding
9.875%, 12/01/18	2,230	2,498
8.875%, 06/30/17	845	921
Sable International Finance MTN (A)
8.750%, 02/01/20	80	85
7.750%, 02/15/17	2,645	2,744
Satmex Escrow
9.500%, 05/15/17	690	714
SBA Telecommunications
8.250%, 08/15/19	680	748
Sinclair Television Group
9.250%, 11/01/17 (A)	895	1,000
8.375%, 10/15/18	2,820	3,067
Sprint Capital
8.750%, 03/15/32	7,865	7,000
6.900%, 05/01/19	420	372
Sprint Nextel
11.500%, 11/15/21 (A)	275	300
9.125%, 03/01/17 (A)	1,860	1,869
9.000%, 11/15/18 (A)	1,980	2,208
8.375%, 08/15/17	1,330	1,303
7.000%, 03/01/20 (A)	1,430	1,453
Syniverse Holdings
9.125%, 01/15/19	1,670	1,820
Telesat Canada
12.500%, 11/01/17	935	1,043
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	4,124
UPCB Finance III
6.625%, 07/01/20 (A)	1,535	1,581
UPCB Finance V
7.250%, 11/15/21 (A)	2,235	2,352
UPCB Finance VI
6.875%, 01/15/22 (A)	1,452	1,492
Videotron Ltee
9.125%, 04/15/18	700	775
5.000%, 07/15/22 (A)	3,770	3,770
Virgin Media Finance
9.500%, 08/15/16	750	855
8.375%, 10/15/19	750	851
Visant
10.000%, 10/01/17	1,500	1,380
West
7.875%, 01/15/19	1,380	1,492
Wind Acquisition Finance (A)
11.750%, 07/15/17	3,740	3,833
7.250%, 02/15/18	1,290	1,258
Windstream
8.125%, 09/01/18	685	750
7.750%, 10/01/21	795	869
7.500%, 04/01/23	1,215	1,279
XM Satellite Radio Holdings (A)
13.000%, 08/01/13	4,530	5,159
7.625%, 11/01/18	4,030	4,413

12	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zayo Group LLC
10.250%, 03/15/17	$2,285	$2,491

		214,033

Utilities — 1.8%
AES
9.750%, 04/15/16	1,530	1,821
Calpine (A)
7.875%, 07/31/20	3,503	3,871
7.875%, 01/15/23	595	649
7.500%, 02/15/21	2,904	3,151
7.250%, 10/15/17	455	482
Elwood Energy LLC
8.159%, 07/05/26	774	766
Energy Future Holdings
10.000%, 01/15/20	585	633
GenOn Americas Generation LLC
8.500%, 10/01/21	1,650	1,501
GenOn Energy
9.875%, 10/15/20	665	623
North American Energy Alliance LLC
10.875%, 06/01/16	1,300	1,423
NRG Energy
8.250%, 09/01/20	435	440
7.875%, 05/15/21	2,550	2,531
7.625%, 01/15/18	1,200	1,215
7.625%, 05/15/19	1,000	990
7.375%, 01/15/17	225	233
NSG Holdings LLC
7.750%, 12/15/25 (A)	2,100	2,121
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,363
Sabine Pass LNG L.P.
7.500%, 11/30/16 (A)	1,880	1,946
7.500%, 11/30/16	8,450	9,084

		36,843

Total Corporate Obligations
(Cost $1,628,848) ($ Thousands)		1,692,102

COLLATERALIZED DEBT OBLIGATIONS — 7.2%

Other Asset-Backed Securities — 7.2%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/22 (A) (C)	2,881	2,521
AMMC CDO, Ser 2012-10A
0.000%, 04/11/22 (A) (C)	3,316	2,951
CIT CLO, Ser 2007-1A, Cl D
2.563%, 06/20/21 (A) (C)	3,000	2,130
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.570%, 12/22/20 (C)	2,614	1,777
Commercial Industrial Finance, Ser 2006-2A, Cl B2L
4.527%, 03/01/21 (A) (C)	3,487	2,354
Commercial Industrial Finance, Ser 2007-1A, Cl B2L
4.413%, 05/10/21 (C)	2,215	1,451
Commercial Industrial Finance, Ser 2007-3A, Cl B
1.809%, 07/26/21 (A) (C)	2,700	2,103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FM Leveraged Capital Fund, Ser 2006-2A, Cl D
2.103%, 11/15/20 (A) (C)	$915	$650
Grayson CLO, Ser 2006-1A, Cl B
1.247%, 11/01/21 (A) (C)	5,866	3,608
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.317%, 04/17/21 (A) (C)	2,614	1,792
Jasper CLO, Ser 2005-1A, Cl B
1.127%, 08/01/17 (A) (C)	2,228	1,782
Lightpoint CLO, Ser 2007-7A, Cl D
4.503%, 05/15/21 (A) (C)	3,284	2,089
Newstar Trust, Ser 2007-1A, Cl A1
0.729%, 09/30/22 (A) (C)	9,221	8,391
Red River CLO, Ser 2006-1A, Cl C
1.267%, 07/27/18 (C)	7,544	4,979
Red River CLO, Ser 2006-1A, Cl D
2.197%, 07/27/18 (C)	6,306	3,720
Rockwall CDO, Ser 2006-1A, Cl A1LB
1.047%, 08/01/21 (A) (C)	16,434	11,504
Rockwall CDO, Ser 2006-1A, Cl A2L
1.197%, 08/01/21 (A) (C)	4,045	2,791
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.847%, 08/01/21 (A) (C)	14,809	12,662
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.797%, 08/01/24 (A) (C)	87,470	72,163
Tricadia CDO, Ser 2007-1AR, Cl A2L
0.989%, 02/28/16 (A) (C)	7,649	6,827
Westwood CDO, Ser 2007-2A, Cl D
2.360%, 04/25/22 (A) (C)	3,693	2,382

Total Collateralized Debt Obligations

(Cost $149,804) ($ Thousands)		150,627

LOAN PARTICIPATIONS — 5.8%
Alliance Laundry
6.250%, 09/23/16	1,620	1,616
API Technologies Term Loan B
7.750%, 06/27/16	900	842
Asurion LLC 1st Lien
5.500%, 06/10/18	1,401	1,395
Asurion LLC 2nd Lien
9.000%, 05/20/19	3,600	3,658
Asurion Term Loan B
0.000%, 08/16/19 (I)	1,790	1,814
Attachmate WRQ Term Loan B
6.500%, 02/25/17	1,728	1,706
Brock Holdings III 2nd Lien
10.000%, 03/16/18	460	441
Caribbean Restaurants LLC Term Loan B
9.000%, 02/15/17	125	124
Central Parking
2.400%, 05/22/14	616	607

13	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Parking 1st Lien Term Loan
2.750%, 05/22/14	$1,674	$1,649
Cequal Communications 1st Lien Term Loan
0.000%, 02/10/19 (I)	2,900	2,870
CKX Term Loan B
0.000%, 06/21/17 (I)	1,170	983
Claire’s Stores
3.301%, 05/29/14	135	128
2.994%, 05/29/14	643	609
Claire’s Stores Term B Loan
0.000%, 05/29/14 (I)	930	881
Claire’s Stores Term Loan B
3.301%, 05/29/14	33	31
3.020%, 05/29/14	157	149
Clear Channel
3.920%, 01/29/16	1,070	878
Claris III
0.847%, 08/04/21	4,588	3,487
Cristal Inorganic Chemicals US
6.329%, 11/15/14	2,500	2,494
Dex Media West LLC
7.250%, 10/24/14	1,976	1,128
Dex Media West LLC Term Loan B
0.000%, 10/24/14 (I)	970	567
Dynegy Midwest Generation
9.250%, 08/05/16	4,177	4,154
Dynegy Midwest Generation LLC 1st Lien
0.000%, 08/05/16 (I)	235	234
Dynegy Power 1st Lien Term Loan
9.250%, 08/05/16	723	746
0.000%, 08/05/16 (I)	500	516
Eastman Kodak Term Loan B
0.000%, 07/26/13 (I)	530	536
First Data
4.245%, 03/24/18	1,854	1,664
First Data Tranche B-1
2.995%, 09/24/14	2,502	2,392
Guitar Center
5.830%, 04/09/17	3,086	2,876
Harrah’s Entertainment Term Loan B-3
0.000%, 01/28/15 (I)	1,500	1,406
Harrah’s Operating
3.579%, 01/28/15	13	12
3.369%, 01/28/15	7	7
3.276%, 01/28/15	1,541	1,444
Harrah’s Operating Term Loan B-4
9.500%, 10/31/16	2,940	3,024
Inc Research Term Loan B
7.000%, 07/12/18	1,109	1,107

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Global Enterprise Solutions
6.494%, 03/02/14	$210	$190
Infor Global Solutions
8.250%, 08/29/14	4,316	2,827
Infor Global Solutions 2nd Lien
6.494%, 03/02/14	3,290	2,979
Infor Global Solutions Tranche B- 2
7.250%, 07/28/15	2,000	1,951
Intelsat Jackson Holdings
2.746%, 02/01/14	2,400	2,355
Kalispel Tribal Economic Authority
7.500%, 01/31/17	3,198	3,006
Lawson Software Term Loan B
6.750%, 07/05/17	998	1,004
Medical Card
12.000%, 09/15/15	2,000	1,650
Merrill Communications LLC
7.500%, 12/24/12	1,400	1,287
Metroflag 2nd Lien, 2nd Lien
14.000%, 01/06/09 (B)	325	—
MGM Mirage
7.000%, 02/21/14	1,489	1,493
NCO Group
8.000%, 05/15/13	2,599	2,581
Nelson Education Term Loan B-1
3.079%, 07/05/14	1,466	1,246
Nuveen Investments 2nd Lien
12.500%, 07/31/15	1,320	1,393
Nuveen Investments Extended Term Loan
0.000%, 05/13/17 (I)	345	344
Nuveen Investments Hybrid Term Loan
0.000%, 02/23/19 (I)	3,175	3,203
Nuveen Investments Term Loan B
7.250%, 05/13/17	2,165	2,180
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,032	2,042
Ocwen Financial Term Loan B
7.000%, 09/01/16	1,000	1,000
PQ
6.750%, 06/14/14	1,450	1,356
Quintiles Transnational Term Loan B
0.000%, 05/26/18 (I)	900	894
Realogy
4.770%, 10/10/16	850	788
Rite Aid 1st Lien
4.500%, 02/17/18	2,430	2,389
Sabre
2.551%, 09/30/14	146	137
2.244%, 09/30/14	379	355
0.000%, 09/30/14	650	610
SandRidge Bridge Loan
0.000%, 06/04/12 (J)	2,300	—
SandRidge Energy
0.000%, 02/02/17 (I)	940	940
Shield Finance
7.750%, 06/15/16	2,865	2,879

14	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SpringLeaf Financial
5.500%, 04/28/17	$3,425	$3,122
Summit Materials LLC Term Loan B
6.000%, 01/24/19	1,000	1,001
Sun Healthcare Term Loan B
8.750%, 09/23/16	2,221	1,957
Targa Resources
3.244%, 02/09/15	1,555	1,555
Targus Group International Term Loan B
0.000%, 05/24/16 (I)	500	484
Texas Competitive
4.757%, 10/10/17	4,320	2,410
3.757%, 10/10/14	7,328	4,460
Texas Competitive Electric Holdings Extended Term Loan B
0.000%, 10/10/17 (I)	885	494
Texas Competitive Term Loan B
0.000%, 10/10/14 (I)	500	304
Texas Competitive Term Loan B2
3.688%, 10/10/14	68	41
Texas Competive
3.795%, 10/10/14	713	434
The Telx Group 1st Lien Term Loan B
7.750%, 09/22/17	28	29
The Telx Group Term Loan B
7.750%, 09/22/17	1,094	1,096
United Rentals Bridge Loan
0.000%, 09/15/12 (J)	2,880	—
Univision Communications Term Loan B
0.000%, 03/31/17 (I)	1,500	1,393
Vertafore
9.750%, 10/27/17	780	772
Walter Investment Management Term Loan B
7.750%, 06/30/16	4,079	4,083
Web.com Group Term Loan B
7.000%, 10/27/17	1,983	1,936
Wide Open West Finance
6.496%, 06/27/15	3,292	3,058
Zuffa
7.500%, 06/19/15	1,760	1,757

Total Loan Participations (Cost $122,324) ($ Thousands)		121,640

MUNICIPAL BONDS — 0.6%
California State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	2,200	1,683
5.125%, 06/01/47	1,975	1,352
New Jersey State, Tobacco Settlement, Ser 1A, RB
Callable 06/01/17 @ 100
4.750%, 06/01/34	3,695	2,778

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Ohio State, Tobacco Settlement, Ser A-2, RB
Callable 06/01/17 @ 100
5.375%, 06/01/24	$260	$209
5.125%, 06/01/24	765	601
Tobacco Settlement, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	8,280	6,279

Total Municipal Bonds (Cost $11,171) ($ Thousands)		12,902

PREFERRED STOCK — 0.4%
Ally Financial, 7.000% (A) (C)	13	7,282
Dana Holding, 4.000% (A)	6	774
General Motors CV to 1.2626, 4.750%	6	251
GMAC Capital Trust I,
8.130% (C)	28	658

Total Preferred Stock (Cost $7,066) ($ Thousands)		8,965

CONVERTIBLE BONDS — 0.3%
Hologic CV to 25.9110
2.000%, 12/15/13 (E)	965	958
Liberty Media LLC CV to 16.7764
4.000%, 11/15/29	2,025	1,169
3.750%, 02/15/30	3,680	2,024
Mirant CV to 14.7167
2.5000%, 06/15/21 (B)	1,950	4
Nortel Networks CV to 31.25
2.125%, 04/15/14 (B)	2,070	2,039
Vector Group CV to 48.8281
12.921%, 06/15/26 (C)	369	426

Total Convertible Bonds (Cost $6,544) ($ Thousands)		6,620

ASSET-BACKED SECURITIES — 0.3%

Other Asset-Backed Securities — 0.3%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.799%, 03/15/19 (C) (F) (G)	2,044	1,212
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/41 (A)	1,549	1,607
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
3.067%, 01/15/19 (A) (C)	3,545	2,942

Total Asset-Backed Securities (Cost $5,703) ($ Thousands)		5,761

AUCTION RATE PREFERRED SECURITIES — 0.2%
Invesco Insured Municipal
Income Trust	22,000	2,090
Invesco Van Kampen Senior
Income Trust	25,000	2,350

Total Auction Rate Preferred Securities
(Cost $4,148) ($ Thousands)		4,440

15	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)
	Number of Warrants

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17 *	2,025	$—
CUI Acquisition, Expires †††*	46,959	2,137

Total Warrants (Cost $3,901) ($ Thousands)		2,137

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings *	51,541	175
Aventine Renewable Energy
Holdings * (A)	15,178	52
Core-Mark Holding	691	27
Dana Holdings	70,421	1,127
Delta Air Lines *	2,369	23
GMX Resources *	24,693	43
Neenah Enterprises * (F) (G)	21,556	97
Quad, Cl A	267	4
United Continental Holdings *	21	1
VSS AHC, Cl A * (F) (G) (H)	29,628	354

Total Common Stock (Cost $3,511) ($ Thousands)		1,903

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.090% †**	95,591,313	95,591

Total Cash Equivalent (Cost $95,591) ($ Thousands)		95,591

Total Investments — 100.0% (Cost $2,038,611) ($ Thousands) ††		$2,102,688

The open swap agreements held by the Fund at February 29, 2012, is as follows:

		Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.17-VI Index	BUY	5.00	12/20/16	$ 20,090	$ (1,291)

For the period ended February 29, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $2,101,928 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

†††	Expiration date unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the final maturity date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 29, 2012. The coupon on a step bond changes on a specified date.
(F)	Securities considered illiquid. The total value of such securities as of February 29, 2012 was $3,709 ($ Thousands) and represented 0.18% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2012 was $3,709 and represented 0.18% of Net Assets.

(H)	Securities considered restricted. The total value of such securities as of February 29, 2012 was $374 ($ Thousands) and represented 0.02% of Net Assets.

(I)	Unsettled bank loan. Interest rate not available.

(J)	Unfunded bank loan. Interest rate not available.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $2,038,611 ($ Thousands), and the unrealized appreciation and depreciation were $111,742 ($ Thousands) and $(47,665) ($ Thousands), respectively.

16	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 29, 2012

CDO — Collateralized Debt Obligation

CDX.NA.HY — Credit Derivatives Index — North American High Yield

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,685,440	$6,662	$1,692,102
Collateralized Debt Obligations	—	—	150,627	150,627
Loan Participations	—	112,202	9,438	121,640
Municipal Bonds	—	12,902	—	12,902
Preferred Stock	1,025	7,940	—	8,965
Convertible Bonds	—	6,616	4	6,620
Asset-Backed Securities	—	1,212	4,549	5,761
Auction Rate Preferred Securities	—	—	4,440	4,440
Warrants	—	—	2,137	2,137
Common Stock	1,225	227	451	1,903
Cash Equivalent	95,591	—	—	95,591

Total Investments in Securities	$97,841	$1,826,539	$178,308	$2,102,688

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *	$—	$(1,291)	$—	$(1,291)

Total Other Financial Instruments	$—	$(1,291)	$—	$(1,291)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Convertible Bonds	Investments in Asset-Backed Securities	Investments in Auction Rate Preferred Securities	Investments in Warrants	Investments in Common Stock
Beginning balance as June 1, 2011	$15,193	$122,852	$18,592	$4	$5,066	$10,075	$—	$860
Accrued discounts/premiums	(405)	2,378	13	—	59	—	—	—
Realized gain/(loss)	(6,870)	4,913	(153)	—	74	1,031	3,901	—
Change in unrealized appreciation/ (depreciation)	17	(7,660)	(420)	—	126	(116)	(1,764)	(165)
Purchases	5,137	82,734	5,114	—	2,818	—	—	—
Sales	(8,170)	(54,590)	(11,912)	—	(3,594)	(6,550)	—	—
Net transfer into Level 3	3,692	—	—	—	—	—	—	—
Net transfer out of Level 3	(1,932)	—	(1,796)	—	—	—	—	(244)

Ending balance as of February 29, 2012	$6,662	$150,627	$9,438	$4	$4,549	$4,440	$2,137	$451

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(502)	$(5,292)	$(567)	$—	$121	$3	$(1,765)	$—

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of February 29, 2012, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 29, 2012, were as follows:

	Face Amount ($ Thousands)/Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventin (Escrow Security)	2,600	11/30/10	11/30/10	$—	$20	0.00%
VSS AHC, Cl A	29,628	9/25/09	9/25/09	551	354	0.02

				$551	$374	0.02%

17	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 58.7%

Consumer Discretionary — 7.4%
CBS
7.875%, 07/30/30	$1,160	$1,544
Comcast
6.950%, 08/15/37	2,850	3,777
6.550%, 07/01/39	2,535	3,224
6.500%, 11/15/35	690	857
6.450%, 03/15/37	12,450	15,546
6.400%, 05/15/38	6,016	7,482
Comcast Cable Communications Holdings
9.455%, 11/15/22	5,200	7,690
COX Communications (A)
8.375%, 03/01/39	5,175	7,319
6.950%, 06/01/38	4,883	5,797
CVS Caremark
6.250%, 06/01/27	2,290	2,792
6.125%, 09/15/39	7,205	9,000
5.750%, 05/15/41	7,130	8,528
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	9,312	11,893
DIRECTV Holdings LLC
6.375%, 03/01/41	1,865	2,245
6.350%, 03/15/40	935	1,103
6.000%, 08/15/40	8,270	9,487
Grupo Televisa
6.625%, 01/15/40	1,290	1,520
Historic TW
6.625%, 05/15/29	2,645	3,229
Home Depot
5.950%, 04/01/41	7,856	10,132
5.875%, 12/16/36	1,500	1,876
Lowe’s
7.110%, 05/15/37	1,402	1,877
6.875%, 02/15/28	100	131
6.650%, 09/15/37	785	1,028
5.800%, 04/15/40	155	187
5.125%, 11/15/41	4,705	5,382
McDonald’s MTN
6.300%, 03/01/38	6,145	8,500
5.700%, 02/01/39	555	717
4.875%, 07/15/40	1,940	2,277
NBC Universal
6.400%, 04/30/40	3,445	4,365
5.950%, 04/01/41	13,301	16,159
News America
8.150%, 10/17/36	2,355	3,008
7.850%, 03/01/39	6,275	7,935
7.750%, 12/01/45	540	650
7.625%, 11/30/28	657	786
7.430%, 10/01/26	1,450	1,701
6.900%, 08/15/39	5,750	7,139
6.750%, 01/09/38	2,260	2,561
6.650%, 11/15/37	8,620	10,504
6.400%, 12/15/35	1,985	2,319
6.200%, 12/15/34	825	957
6.150%, 03/01/37	630	727
Target
7.000%, 01/15/38	3,080	4,381
6.650%, 08/01/28	700	873

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TCI Communications
7.875%, 02/15/26	$3,000	$3,956
Time Warner
7.700%, 05/01/32	5,508	7,502
7.625%, 04/15/31	12,870	17,262
7.570%, 02/01/24	295	374
6.250%, 03/29/41	8,878	10,706
6.100%, 07/15/40	2,120	2,514
5.375%, 10/15/41	1,665	1,849
Time Warner Cable
8.750%, 02/14/19	3,500	4,636
7.300%, 07/01/38	2,212	2,843
6.750%, 06/15/39	3,830	4,774
6.550%, 05/01/37	680	821
5.875%, 11/15/40	5,620	6,381
5.500%, 09/01/41	500	551
Time Warner Entertainment
8.375%, 03/15/23	355	486
8.375%, 07/15/33	7,655	10,037
Wal-Mart Stores
6.200%, 04/15/38	2,550	3,363
5.625%, 04/01/40	9,965	12,618
5.625%, 04/15/41	10,605	13,419
5.000%, 10/25/40	9,760	11,356
Yum! Brands
6.875%, 11/15/37	3,765	4,824

		319,477

Consumer Staples — 4.0%
Ahold Finance USA LLC
6.875%, 05/01/29	1,235	1,552
Altria Group
10.200%, 02/06/39	9,430	15,026
9.950%, 11/10/38	510	797
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	9,090	14,278
8.000%, 11/15/39	2,490	3,855
6.375%, 01/15/40	4,540	6,263
Anheuser-Busch LLC
6.500%, 05/01/42	215	285
6.450%, 09/01/37	165	225
6.000%, 11/01/41	310	388
5.950%, 01/15/33	200	247
Bestfoods
7.250%, 12/15/26	270	375
6.625%, 04/15/28	255	337
Diageo Capital
5.875%, 09/30/36	1,268	1,573
Dr. Pepper Snapple Group
7.450%, 05/01/38	395	548
Energizer Holdings
4.700%, 05/19/21	3,825	4,051
General Mills
5.400%, 06/15/40	1,320	1,548
HJ Heinz Finance
7.125%, 08/01/39 (A)	7,270	9,585
Kimberly-Clark
5.300%, 03/01/41	555	681

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kraft Foods
7.000%, 08/11/37	$1,775	$2,351
6.875%, 02/01/38	14,245	18,904
6.875%, 01/26/39	865	1,142
6.500%, 02/09/40	10,005	13,011
Lorillard Tobacco
7.000%, 08/04/41	1,675	1,859
Massachusetts Institute of Technology
5.600%, 07/01/11	5,700	7,693
Pepsi Bottling Group
7.000%, 03/01/29	555	775
PepsiCo
5.500%, 01/15/40	2,335	2,901
4.875%, 11/01/40	1,825	2,081
4.000%, 03/05/42	4,855	4,840
Pernod-Ricard
5.500%, 01/15/42 (A)	4,640	4,951
Philip Morris International
6.375%, 05/16/38	3,380	4,468
President and Fellows of Harvard College
5.625%, 10/01/38	5,015	6,399
Procter & Gamble
8.000%, 09/01/24	3,210	4,741
Ralcorp Holdings
6.625%, 08/15/39	5,515	5,630
SABMiller Holdings (A)
4.950%, 01/15/42	16,039	17,212
3.750%, 01/15/22	1,645	1,716
Safeway
7.250%, 02/01/31	550	656
4.750%, 12/01/21	1,680	1,770
Unilever Capital
5.900%, 11/15/32	1,325	1,721
University of Southern California
5.250%, 10/01/11	5,690	6,851

		173,286

Energy — 7.1%
Anadarko Finance
7.500%, 05/01/31	2,082	2,682
Anadarko Petroleum
6.450%, 09/15/36	440	539
Apache
5.250%, 02/01/42	310	370
5.100%, 09/01/40	3,090	3,611
BG Energy Capital
5.125%, 10/15/41 (A)	5,525	6,262
BP Capital Markets
3.561%, 11/01/21	2,435	2,596
Burlington Resources Finance
7.200%, 08/15/31	175	240
Canadian Natural Resources
6.750%, 02/01/39	2,360	3,169
6.500%, 02/15/37	390	504
6.250%, 03/15/38	3,000	3,859
5.850%, 02/01/35	150	180
Cenovus Energy
6.750%, 11/15/39	4,765	6,498
CenterPoint Energy Resources
6.250%, 02/01/37	1,525	1,811
5.850%, 01/15/41	245	286

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conoco Funding
7.250%, 10/15/31	$1,225	$1,712
6.950%, 04/15/29	2,390	3,264
ConocoPhillips
6.500%, 02/01/39	11,170	15,788
5.900%, 10/15/32	335	423
5.900%, 05/15/38	6,895	8,966
Devon Energy
7.950%, 04/15/32	285	415
5.600%, 07/15/41	7,310	8,719
Devon Energy Financing
7.875%, 09/30/31	145	209
Diamond Offshore Drilling
5.700%, 10/15/39	4,828	5,544
Encana
6.625%, 08/15/37	355	416
6.500%, 02/01/38	3,625	4,078
5.150%, 11/15/41	1,615	1,632
ENI
5.700%, 10/01/40 (A)	5,550	5,916
Eni USA
7.300%, 11/15/27	2,100	2,707
Enterprise Products Operating LLC
7.550%, 04/15/38	160	215
6.650%, 10/15/34	3,220	3,934
6.125%, 10/15/39	275	328
5.700%, 02/15/42	11,657	13,189
Halliburton
7.600%, 08/15/96 (A)	1,275	1,762
4.500%, 11/15/41	445	469
Hess
7.875%, 10/01/29	5,113	7,061
7.300%, 08/15/31	845	1,119
6.000%, 01/15/40	4,909	5,954
5.600%, 02/15/41	4,865	5,654
Kinder Morgan Energy Partners
7.400%, 03/15/31	100	119
6.500%, 02/01/37	395	446
6.375%, 03/01/41	5,675	6,452
5.800%, 03/15/35	845	899
Marathon Oil
6.600%, 10/01/37	6,185	7,883
Marathon Petroleum
6.500%, 03/01/41	11,563	13,068
Motiva Enterprises LLC
6.850%, 01/15/40 (A)	8,000	10,607
Noble Energy
4.150%, 12/15/21	2,210	2,315
Noble Holding International
6.200%, 08/01/40	2,810	3,256
6.050%, 03/01/41	145	165
ONEOK Partners
6.850%, 10/15/37	135	168
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,600	1,957
Petrobras International Finance
6.875%, 01/20/40	5,480	6,458
6.750%, 01/27/41	8,295	9,637
Petro-Canada
6.800%, 05/15/38	4,150	5,592
5.950%, 05/15/35	760	917

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petroleos Mexicanos (A)
6.500%, 06/02/41	$1,750	$1,978
6.500%, 06/02/41	765	865
Reliance Holdings USA
5.400%, 02/14/22 (A)	3,300	3,344
Schlumberger Investment
3.300%, 09/14/21 (A)	2,225	2,297
Shell International Finance BV
6.375%, 12/15/38	3,210	4,511
5.500%, 03/25/40	2,600	3,352
Southern Natural Gas
7.350%, 02/15/31	870	1,009
Spectra Energy Capital LLC
7.500%, 09/15/38	3,173	4,092
6.750%, 02/15/32	3,000	3,547
Statoil
6.800%, 01/15/28	560	733
6.500%, 12/01/28 (A)	1,480	1,898
3.150%, 01/23/22	1,005	1,043
Suncor Energy
6.850%, 06/01/39	2,170	2,944
6.500%, 06/15/38	6,125	7,931
Sunoco Logistics Partners Operations
6.100%, 02/15/42	465	516
Tennessee Gas Pipeline
8.375%, 06/15/32	8,555	10,591
7.000%, 10/15/28	5,530	6,307
Texas Eastern Transmission
7.000%, 07/15/32	1,523	1,902
Tosco
7.800%, 01/01/27	520	719
Total Capital International
2.875%, 02/17/22	3,040	3,095
TransCanada Pipelines
7.625%, 01/15/39	2,775	4,100
7.250%, 08/15/38	3,100	4,421
6.100%, 06/01/40	3,985	5,205
Transcontinental Gas Pipeline LLC
7.250%, 12/01/26	2,250	2,946
5.400%, 08/15/41 (A)	2,105	2,292
Valero Energy
10.500%, 03/15/39	4,334	6,369
7.500%, 04/15/32	230	268
6.625%, 06/15/37	3,635	4,118
6.125%, 02/01/20	3,007	3,508
Williams
8.750%, 03/15/32	380	507
7.875%, 09/01/21	1,603	2,025
7.750%, 06/15/31	1,818	2,218
7.500%, 01/15/31	60	71
Williams Partners
4.000%, 11/15/21	375	393
XTO Energy
6.375%, 06/15/38	175	248
6.100%, 04/01/36	1,742	2,359

		305,742

Financials — 18.9%
ABB Treasury Center USA
4.000%, 06/15/21 (A)	6,470	6,607

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ACE INA Holdings
6.700%, 05/15/36	$4,677	$6,157
Aflac
6.900%, 12/17/39	8,565	10,357
6.450%, 08/15/40	2,510	2,902
Alexandria Real Estate Equities
4.600%, 04/01/22 ‡	2,150	2,176
Allstate
5.550%, 05/09/35	75	85
5.200%, 01/15/42	9,261	10,154
Alta Wind Holdings
7.000%, 06/30/35 (A)	4,723	5,167
American Express
8.150%, 03/19/38	11,142	16,498
Aon
8.205%, 01/01/27	165	193
Assurant
6.750%, 02/15/34	4,835	4,945
Bank of America
8.070%, 12/31/26 (A)	5,095	5,114
6.000%, 10/15/36	8,410	8,124
5.875%, 02/07/42	8,531	8,510
5.750%, 12/01/17	5,750	6,019
5.650%, 05/01/18	8,665	8,990
5.000%, 05/13/21	3,270	3,256
Bank One
8.000%, 04/29/27	450	546
Bear Stearns
6.400%, 10/02/17	9,175	10,660
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	7,974	8,477
BRE Properties
5.500%, 03/15/17 ‡	750	821
Camden Property Trust
4.625%, 06/15/21 ‡	3,425	3,597
Capital One Capital V
10.250%, 08/15/39	275	287
Capital One Capital VI
8.875%, 05/15/40	4,550	4,702
CDP Financial
5.600%, 11/25/39 (A)	12,105	14,641
Chase Capital II
1.047%, 02/01/27 (B)	4,984	3,840
Chase Capital VI
1.172%, 08/01/28 (B)	2,695	2,078
Chubb
6.500%, 05/15/38	10,240	13,726
Citigroup
8.125%, 07/15/39	9,250	12,085
7.875%, 05/15/25	290	330
6.875%, 03/05/38	17,642	20,698
6.875%, 02/15/98	1,765	1,728
6.625%, 01/15/28	375	426
6.125%, 08/25/36	6,750	6,643
6.000%, 10/31/33	260	261
5.875%, 02/22/33	355	353
5.875%, 05/29/37	4,761	5,008
5.850%, 12/11/34	285	297
5.500%, 02/15/17	9,005	9,463
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,605

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/10 (A)	$12,855	$12,676
3.875%, 02/08/22	1,590	1,586
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,652
Devon OEI Operating LLC
7.500%, 09/15/27	1,400	1,842
Discover Bank
8.700%, 11/18/19	6,275	7,553
7.000%, 04/15/20	250	283
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	19,547
First Union
7.575%, 08/01/26 (C)	5,735	6,890
FleetBoston Financial
6.875%, 01/15/28	3,250	3,156
FMR
6.500%, 12/14/40 (A)	1,000	1,100
General Electric Capital MTN
6.875%, 01/10/39	31,665	39,086
6.750%, 03/15/32	4,870	5,918
6.150%, 08/07/37	10,685	12,055
5.875%, 01/14/38	18,110	20,247
General Electric Capital Services
7.500%, 08/21/35	385	499
Goldman Sachs Group
7.500%, 02/15/19	251	286
6.750%, 10/01/37	27,035	27,092
6.250%, 02/01/41	20,228	20,883
6.125%, 02/15/33	1,710	1,719
5.950%, 01/15/27	2,650	2,587
5.750%, 01/24/22	2,250	2,349
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	8,450	10,782
Hartford Financial Services Group
6.100%, 10/01/41	4,735	4,486
HBOS MTN
6.750%, 05/21/18 (A)	3,700	3,324
HCP MTN ‡
6.750%, 02/01/41	6,175	7,532
6.700%, 01/30/18	2,295	2,675
6.300%, 09/15/16	2,195	2,471
Health Care REIT ‡
6.500%, 03/15/41	10,510	11,409
4.950%, 01/15/21	2,025	2,118
Healthcare Realty Trust
5.750%, 01/15/21 ‡	1,275	1,326
HSBC Bank USA NY MTN
5.625%, 08/15/35	290	288
HSBC Finance
6.676%, 01/15/21	575	615
HSBC Holdings
7.625%, 05/17/32	160	180
6.800%, 06/01/38	1,935	2,208
6.500%, 09/15/37	12,930	14,253
6.100%, 01/14/42	250	298
5.100%, 04/05/21	4,581	5,014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Lease Finance (A)
7.125%, 09/01/18	$1,500	$1,680
6.750%, 09/01/16	3,700	4,042
Jefferies Group
8.500%, 07/15/19	2,650	2,849
6.875%, 04/15/21	1,768	1,741
JPMorgan Chase
6.400%, 05/15/38	8,901	10,662
6.300%, 04/23/19	3,775	4,438
5.600%, 07/15/41	12,095	13,441
5.400%, 01/06/42	2,125	2,297
4.625%, 05/10/21	1,700	1,807
4.500%, 01/24/22	2,580	2,741
JPMorgan Chase Bank
6.000%, 10/01/17	4,170	4,679
JPMorgan Chase Capital XXII
6.450%, 02/02/37	215	216
JPMorgan Chase Capital XXV
6.800%, 10/01/37	1,480	1,502
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	2,495	2,545
KKR Group Finance
6.375%, 09/29/20 (A)	4,670	4,970
Lincoln National
7.000%, 06/15/40	1,300	1,540
6.300%, 10/09/37	220	242
6.150%, 04/07/36	95	102
Lloyds TSB Bank
6.375%, 01/21/21	4,000	4,349
Macquarie Bank MTN
6.625%, 04/07/21 (A)	9,140	9,016
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	6,875	10,089
Merrill Lynch
8.950%, 05/18/17 (B)	1,340	1,368
8.680%, 05/02/17 (B)	1,305	1,323
7.750%, 05/14/38	3,910	4,228
6.220%, 09/15/26	1,010	1,014
6.110%, 01/29/37	5,925	5,654
MetLife
10.750%, 08/01/39	405	577
6.400%, 12/15/36	3,290	3,248
6.375%, 06/15/34	555	693
5.875%, 02/06/41	6,355	7,782
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	5,100	6,755
Morgan Stanley MTN
7.300%, 05/13/19	3,300	3,562
6.625%, 04/01/18	7,065	7,491
5.750%, 01/25/21	535	530
5.625%, 09/23/19	15,625	15,623
5.500%, 01/26/20	5,798	5,686
NASDAQ OMX Group
5.550%, 01/15/20	5,442	5,715
National Australia Bank MTN
4.375%, 12/10/20 (A)	5,690	5,877
National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/32	620	880
Nationwide Mutual Insurance (A)
9.375%, 08/15/39	530	680
6.600%, 04/15/34	5,426	5,313

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Insurance
6.750%, 11/15/39 (A)	$14,110	$18,611
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	8,130	10,051
PNC Funding
5.125%, 02/08/20	1,460	1,684
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,204
6.200%, 11/15/40	1,185	1,364
5.700%, 12/14/36	5,385	5,811
Prudential Holdings LLC
8.695%, 12/18/23 (A)	9,287	11,607
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,830	7,802
Raymond James Financial
8.600%, 08/15/19	1,655	1,929
Security Benefit Life
7.450%, 10/01/33 (A)	6,575	6,054
Siemens
Financieringsmaatschappij
6.125%, 08/17/26 (A)	100	125
Simon Property Group ‡
10.350%, 04/01/19	1,995	2,810
6.750%, 02/01/40	8,280	11,107
SL Green Realty
5.000%, 08/15/18 ‡	4,000	3,990
State Street
7.350%, 06/15/26	6,155	8,005
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	9,250	12,087
Toyota Motor Credit MTN
3.400%, 09/15/21	4,480	4,614
Travelers
5.350%, 11/01/40	6,910	8,121
USB Capital XIII Trust
6.625%, 12/15/39	405	410
Ventas Realty
4.750%, 06/01/21 ‡	4,000	4,121
Wachovia Bank
6.600%, 01/15/38	10,540	12,828
5.850%, 02/01/37	5,075	5,584
WEA Finance LLC
6.750%, 09/02/19 (A)	4,775	5,592
Wells Fargo Bank
5.950%, 08/26/36	570	639
Westpac Banking
4.875%, 11/19/19	3,840	4,119
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	3,650	3,540
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	4,250	4,144

		816,411

Health Care — 3.7%
Abbott Laboratories
6.150%, 11/30/37	465	608
5.300%, 05/27/40	5,975	7,245
Aetna
6.750%, 12/15/37	265	346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amgen
6.400%, 02/01/39	$2,500	$2,989
5.650%, 06/15/42	5,325	5,959
5.150%, 11/15/41	14,450	15,123
4.950%, 10/01/41	825	838
3.875%, 11/15/21	1,225	1,273
Aristotle Holding (A)
6.125%, 11/15/41	4,465	5,026
3.900%, 02/15/22	1,480	1,513
AstraZeneca
6.450%, 09/15/37	6,297	8,537
Becton Dickinson
3.125%, 11/08/21	1,010	1,040
Boston Scientific
7.375%, 01/15/40	2,610	3,425
6.000%, 01/15/20	1,275	1,490
Celgene
5.700%, 10/15/40	7,047	7,722
Cigna
5.875%, 03/15/41	455	512
Eli Lilly
7.125%, 06/01/25	410	562
6.770%, 01/01/36	160	221
Gilead Sciences
5.650%, 12/01/41	4,470	4,964
GlaxoSmithKline Capital
6.375%, 05/15/38	5,555	7,648
Highmark (A)
6.125%, 05/15/41	3,405	3,659
4.750%, 05/15/21	1,330	1,361
Johnson & Johnson
5.950%, 08/15/37	1,115	1,497
5.850%, 07/15/38	3,105	4,145
Mead Johnson Nutrition
5.900%, 11/01/39	2,220	2,568
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/42	2,845	2,940
Merck MTN
6.550%, 09/15/37	1,145	1,631
6.500%, 12/01/33	545	753
6.400%, 03/01/28	245	324
5.950%, 12/01/28	350	443
5.850%, 06/30/39	7,370	9,709
5.760%, 05/03/37	3,336	4,273
Pfizer
7.200%, 03/15/39	7,625	11,495
Roche Holdings
7.000%, 03/01/39 (A)	12,120	17,286
UnitedHealth Group
6.625%, 11/15/37	4,355	5,786
6.500%, 06/15/37	720	946
5.800%, 03/15/36	195	236
WellPoint
6.375%, 06/15/37	1,730	2,207
5.950%, 12/15/34	640	765
Wyeth
6.000%, 02/15/36	2,985	3,855
5.950%, 04/01/37	5,361	7,014

		159,934

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 3.5%
BAA Funding
4.875%, 07/15/21 (A)	$5,570	$5,632
BAE Systems
5.800%, 10/11/41 (A)	8,555	9,350
Boeing
6.875%, 03/15/39	741	1,086
6.625%, 02/15/38	1,000	1,365
5.875%, 02/15/40	5,085	6,596
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	2,228	3,118
6.200%, 08/15/36	5,600	7,069
6.150%, 05/01/37	1,500	1,875
5.750%, 05/01/40	485	588
5.650%, 05/01/17	2,830	3,315
Caterpillar
6.625%, 07/15/28	195	250
5.200%, 05/27/41	8,555	10,345
Continental Airlines
5.983%, 04/19/22	10,604	11,612
Continental Airlines Pass- Through Trust, Ser 2009-1
9.000%, 07/08/16	5,773	6,581
CSX
6.150%, 05/01/37	730	890
4.750%, 05/30/42	275	287
Deere
7.125%, 03/03/31	440	605
Delta Air Lines Pass-Through Trust, Ser 2009-1, Cl A
7.750%, 12/17/19	1,286	1,453
Dover
5.375%, 03/01/41	1,845	2,248
Honeywell International
5.700%, 03/15/37	300	378
5.375%, 03/01/41	295	365
Lockheed Martin
5.720%, 06/01/40	2,432	2,872
5.500%, 11/15/39	7,370	8,425
4.850%, 09/15/41	410	440
Norfolk Southern
6.000%, 03/15/05	5,503	6,425
6.000%, 05/23/11	10,634	12,492
5.900%, 06/15/19	4,395	5,342
5.590%, 05/17/25	495	585
Pitney Bowes MTN
5.250%, 01/15/37	180	182
Raytheon
4.700%, 12/15/41	300	324
Republic Services
6.200%, 03/01/40	90	113
5.700%, 05/15/41	3,150	3,742
Union Pacific
6.625%, 02/01/29	2,086	2,729
5.780%, 07/15/40	5,314	6,614
4.750%, 09/15/41	575	628
United Parcel Service
6.200%, 01/15/38	465	632
United Technologies
6.125%, 07/15/38	230	305
5.700%, 04/15/40	8,795	11,301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Airways Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/23	$2,000	$2,030
Waste Management
7.750%, 05/15/32	200	285
7.100%, 08/01/26	130	164
7.000%, 07/15/28	420	536
6.125%, 11/30/39	3,955	4,907
4.600%, 03/01/21	4,280	4,771

		150,852

Information Technology — 1.8%
Applied Materials
5.850%, 06/15/41	6,637	7,986
Cisco Systems
5.900%, 02/15/39	2,450	3,103
5.500%, 01/15/40	4,185	5,103
Fiserv
4.750%, 06/15/21	2,090	2,203
4.625%, 10/01/20	720	756
Hewlett-Packard
6.000%, 09/15/41	290	336
4.650%, 12/09/21	2,225	2,399
Intel
4.800%, 10/01/41	7,755	8,778
International Business Machines
6.220%, 08/01/27	3,345	4,376
5.875%, 11/29/32	710	898
5.600%, 11/30/39	5,375	6,902
Juniper Networks
5.950%, 03/15/41	7,430	8,655
Microsoft
5.300%, 02/08/41	2,330	2,963
5.200%, 06/01/39	495	614
4.500%, 10/01/40	425	475
Oracle
6.500%, 04/15/38	6,200	8,289
6.125%, 07/08/39	6,290	8,269
5.375%, 07/15/40	5,080	6,177

		78,282

Materials — 1.1%
Alcoa
5.950%, 02/01/37	2,700	2,672
ArcelorMittal
7.000%, 10/15/39	8,055	7,954
6.750%, 03/01/41	2,425	2,358
6.250%, 02/25/22	3,150	3,255
Barrick North America Finance LLC
5.700%, 05/30/41	235	278
BHP Billiton Finance USA
3.250%, 11/21/21	555	573
2.875%, 02/24/22	6,290	6,284
Chevron Phillips Chemical LLC
4.750%, 02/01/21 (A)	290	326
Dow Chemical
7.375%, 11/01/29	2,521	3,312
5.250%, 11/15/41	350	386
Newcrest Finance
5.750%, 11/15/41 (A)	5,000	5,048
Newmont Mining
5.875%, 04/01/35	100	115

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto Finance USA
7.125%, 07/15/28	$125	$169
5.200%, 11/02/40	790	924
3.750%, 09/20/21	670	714
Rohm & Haas
7.850%, 07/15/29	1,065	1,402
Southern Copper
7.500%, 07/27/35	4,574	5,377
6.750%, 04/16/40	90	98
Teck Resources
6.250%, 07/15/41	2,785	3,203
6.000%, 08/15/40	180	200
5.200%, 03/01/42	2,300	2,342
Vale Overseas
6.875%, 11/21/36	865	1,061
4.375%, 01/11/22	1,080	1,119
Xstrata Canada Financial
6.000%, 11/15/41 (A)	300	328

		49,498

Telecommunication Services — 4.3%
Alltel
7.875%, 07/01/32	1,595	2,353
6.800%, 05/01/29	680	863
America Movil
6.375%, 03/01/35	130	160
6.125%, 03/30/40	2,380	2,863
AT&T
8.000%, 11/15/31	1,370	1,973
6.550%, 02/15/39	6,075	7,747
6.500%, 09/01/37	1,755	2,218
6.400%, 05/15/38	2,230	2,793
6.300%, 01/15/38	12,740	15,745
5.550%, 08/15/41	17,590	20,644
5.350%, 09/01/40	5,411	6,096
AT&T Mobility LLC
7.125%, 12/15/31	275	359
Bellsouth Capital Funding
7.120%, 07/15/97	5,852	7,074
BellSouth Telecommunications
7.000%, 12/01/95	6,159	7,382
6.650%, 12/15/15 (C)	1,265	1,163
Brasil Telcom
5.750%, 02/10/22 (A)	3,000	3,075
British Telecommunications
9.625%, 12/15/30 (C)	4,310	6,556
CenturyLink
7.600%, 09/15/39	3,675	3,769
Deutsche Telekom International Finance BV
9.250%, 06/01/32	1,015	1,537
8.750%, 06/15/30	1,940	2,766
4.875%, 03/06/42 (A)	8,250	8,113
Embarq
7.995%, 06/01/36	575	614
France Telecom
8.500%, 03/01/31	905	1,322
5.375%, 01/13/42	5,905	6,428
4.125%, 09/14/21	2,290	2,409
GTE
6.940%, 04/15/28	1,840	2,294
Koninklijke KPN
8.375%, 10/01/30	270	355

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motorola Solutions
7.500%, 05/15/25	$1,060	$1,238
New Cingular Wireless Services
8.750%, 03/01/31	865	1,290
Telecom Italia Capital
7.721%, 06/04/38	7,145	6,752
7.200%, 07/18/36	3,575	3,289
6.375%, 11/15/33	50	43
6.000%, 09/30/34	5,375	4,475
Telefonica Emisiones SAU
7.045%, 06/20/36	6,035	6,409
5.462%, 02/16/21	140	141
5.134%, 04/27/20	145	143
Verizon Communications
7.350%, 04/01/39	5,660	7,799
6.900%, 04/15/38	805	1,065
6.400%, 02/15/38	9,358	11,766
6.250%, 04/01/37	1,980	2,432
6.000%, 04/01/41	4,620	5,753
5.850%, 09/15/35	170	205
4.750%, 11/01/41	11,535	12,355
4.600%, 04/01/21	2,490	2,820
Verizon New England
7.875%, 11/15/29	405	496
Vodafone Group
6.250%, 11/30/32	200	252

		187,394

Utilities — 6.9%
AGL Capital
5.875%, 03/15/41	3,700	4,471
Allegheny Energy Supply LLC
6.750%, 10/15/39 (A)	535	592
American Transmission Systems
5.250%, 01/15/22 (A)	1,135	1,262
Appalachian Power
5.800%, 10/01/35	125	145
4.600%, 03/30/21	535	589
Arizona Public Service
8.750%, 03/01/19	2,705	3,534
Baltimore Gas & Electric
6.350%, 10/01/36	125	160
Black Hills Power
6.125%, 11/01/39	1,800	2,266
Bruce Mansfield Unit
6.850%, 06/01/34	2,492	2,771
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	613	633
Consolidated Edison of New York
6.750%, 04/01/38	2,470	3,471
6.300%, 08/15/37	1,440	1,915
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	2,701	1,661
Detroit Edison
6.625%, 06/01/36	140	190
Dominion Resources
5.250%, 08/01/33	4,472	4,974
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	6,348
6.050%, 04/15/38	205	271
6.000%, 01/15/38	765	1,005
5.300%, 02/15/40	5,585	6,819

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy Indiana
6.350%, 08/15/38	$1,940	$2,628
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/41 (A)	3,007	3,461
Enel Finance International
6.000%, 10/07/39 (A)	4,155	3,800
Entergy Louisiana LLC
4.800%, 05/01/21	1,000	1,095
Entergy Texas
7.125%, 02/01/19	1,995	2,411
Exelon Generation LLC
6.250%, 10/01/39	4,900	5,995
5.750%, 10/01/41	13,841	15,950
FirstEnergy, Ser C
7.375%, 11/15/31	8,105	10,341
Florida Power
6.400%, 06/15/38	225	306
6.350%, 09/15/37	3,070	4,138
Florida Power & Light
5.960%, 04/01/39	4,525	6,000
5.950%, 10/01/33	475	609
5.650%, 02/01/37	310	391
5.400%, 09/01/35	3,200	3,888
4.950%, 06/01/35	210	241
Georgia Power
5.950%, 02/01/39	3,850	4,906
5.400%, 06/01/40	8,980	10,698
4.300%, 03/15/42	7,940	7,936
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,799
Iberdrola International BV
6.750%, 07/15/36	225	249
Indianapolis Power & Light (A)
6.050%, 10/01/36	2,001	2,382
4.875%, 11/01/41	2,970	3,135
Jersey Central Power & Light
6.150%, 06/01/37	260	314
Kansas City Power & Light
7.150%, 04/01/19	2,680	3,398
5.300%, 10/01/41	735	795
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	6,268
Kentucky Utilities
5.125%, 11/01/40	2,735	3,189
KeySpan Gas East
5.819%, 04/01/41 (A)	9,585	11,602
Massachusetts Electric
5.900%, 11/15/39 (A)	545	662
MidAmerican Energy MTN
6.750%, 12/30/31	565	728
5.800%, 10/15/36	1,150	1,394
MidAmerican Energy Holdings
8.480%, 09/15/28	290	418
6.500%, 09/15/37	9,765	12,654
6.125%, 04/01/36	1,555	1,929
5.950%, 05/15/37	555	672
Midamerican Funding LLC
6.927%, 03/01/29	170	214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nevada Power
6.750%, 07/01/37	$350	$473
6.650%, 04/01/36	110	146
5.375%, 09/15/40	280	328
NextEra Energy Capital Holdings
6.000%, 03/01/19	4,000	4,689
4.500%, 06/01/21	4,350	4,681
Nisource Finance
6.250%, 12/15/40	5,320	6,120
5.950%, 06/15/41	4,270	4,812
5.800%, 02/01/42	2,000	2,138
Oglethorpe Power
5.375%, 11/01/40	2,250	2,612
Oncor Electric Delivery LLC
7.250%, 01/15/33	225	301
7.000%, 09/01/22	110	139
7.000%, 05/01/32	388	504
5.250%, 09/30/40	5,165	5,738
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,866
6.050%, 03/01/34	5,195	6,512
5.800%, 03/01/37	3,426	4,219
4.500%, 12/15/41	1,600	1,672
PacifiCorp
6.100%, 08/01/36	200	259
5.750%, 04/01/37	790	991
Pennsylvania Electric
6.150%, 10/01/38	5,420	6,259
Potomac Electric Power
6.500%, 11/15/37	145	195
PPL Electric Utilities
6.450%, 08/15/37	345	467
6.250%, 05/15/39	255	340
Progress Energy
7.050%, 03/15/19	4,500	5,606
6.000%, 12/01/39	445	560
PSEG Power LLC
8.625%, 04/15/31	145	215
4.150%, 09/15/21	110	116
Public Service of Colorado
6.500%, 08/01/38	725	1,014
6.250%, 09/01/37	2,200	2,960
4.750%, 08/15/41	2,400	2,718
Puget Sound Energy
5.795%, 03/15/40	300	371
5.764%, 07/15/40	340	419
San Diego Gas & Electric
6.000%, 06/01/26	625	801
5.350%, 05/15/40	1,350	1,688
Sempra Energy
6.000%, 10/15/39	3,720	4,644
South Carolina Electric & Gas
6.625%, 02/01/32	210	267
6.050%, 01/15/38	400	506
5.450%, 02/01/41	85	101
Southern California Edison
6.050%, 03/15/39	7,050	9,450
6.000%, 01/15/34	385	498
5.950%, 02/01/38	510	671
5.500%, 03/15/40	160	201
Southern Power
5.150%, 09/15/41	460	498

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Union
8.250%, 11/15/29	$3,075	$3,697
Southwestern Electric Power
6.200%, 03/15/40	6,680	8,194
Texas-New Mexico Power
9.500%, 04/01/19 (A)	4,582	6,095
Toledo Edison
6.150%, 05/15/37	230	272
Union Electric
8.450%, 03/15/39	3,365	5,371

		298,067

Total Corporate Obligations
(Cost $2,254,374) ($ Thousands)	2,538,943

MUNICIPAL BONDS — 5.2%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,395	7,200
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,350	4,061
City of New York, Build America Project, GO Callable 10/01/20 @ 100
6.646%, 12/01/31	2,200	2,593
5.817%, 10/01/31	2,950	3,326
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/40	880	1,138
Dallas Area, Rapid Transit, Ser Senior Lien, RB, AMBAC
5.250%, 12/01/30	5,080	6,632
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/44	7,528	9,391
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/35	3,415	4,035
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	6,605	8,496
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/34	4,310	5,672
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45	3,300	4,489
6.008%, 07/01/39	5,000	6,144
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/31	3,795	4,831
New Hampshire, State Turnpike System, Build America Project, RB
6.009%, 11/01/39	2,005	2,407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/41	$4,765	$6,628
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/42	6,630	7,736
New York City, Municipal Water Finance Authority, Build America Project, RB
5.882%, 06/15/44	1,500	1,988
5.724%, 06/15/42	1,250	1,587
5.440%, 06/15/43	3,540	4,322
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/38	2,195	2,636
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/30	3,295	3,865
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/49	6,762	8,734
Ohio State University, Build America Project, RB
4.910%, 06/01/40	4,470	5,117
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/11	2,468	2,616
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/40	3,675	4,401
4.926%, 10/01/51	725	780
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/49	4,550	5,931
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/32	2,580	3,130
State of California, Build America Project, GO
7.625%, 03/01/40	4,200	5,581
7.600%, 11/01/40	3,760	5,030
7.550%, 04/01/39	11,735	15,537
7.300%, 10/01/39	7,100	9,066
State of Illinois, Build America Project, GO
7.350%, 07/01/35	1,325	1,561
6.630%, 02/01/35	3,275	3,607
5.100%, 06/01/33	14,455	13,748
State of New York, Build America Project, RB
5.770%, 03/15/39	6,825	8,182
State of Texas, Build America Project, GO
5.517%, 04/01/39	600	766

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/30	$6,835	$8,273
State of Virginia, Build America Project, RB
5.000%, 09/01/40	7,255	8,726
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/39	2,455	2,936
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/32	3,000	3,387
University of California, Build America Project, RB
5.770%, 05/15/43	300	362
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/12	9,015	9,365

Total Municipal Bonds (Cost $191,664) ($ Thousands)		226,013

MORTGAGE-BACKED SECURITIES — 1.5%

Agency Mortgage-Backed Obligations — 1.0%
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/24	585	673
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/40	5,256	5,400
FNMA
3.841%, 09/01/20	5,607	6,144
3.763%, 12/01/20	5,453	5,948
3.665%, 10/01/20	5,661	6,150
3.584%, 09/01/20	2,047	2,214
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	775	966
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	446	494
GNMA ARM
2.375%, 06/20/32 (B)	149	154
GNMA CMO, Ser 2010-164, Cl JZ
4.000%, 12/20/40	8,277	8,388
GNMA CMO, Ser 2011-70, Cl BO
3.607%, 05/20/41	10,425	7,499

		44,030

Non-Agency Mortgage-Backed Obligations — 0.5%
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.516%, 07/25/37 (A) (B)	1,912	1,315
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.556%, 06/25/35 (B) (C)	379	122
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.596%, 03/25/35 (B)	188	95

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	$2,505	$2,783
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.456%, 03/19/45 (B) (C)	270	176
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	5,720	6,010
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.646%, 11/19/34 (B)	333	213
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.556%, 08/19/45 (B) (C)	471	322
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.076%, 08/25/34 (B)	93	58
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.136%, 09/25/34 (B)	38	24
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.666%, 12/25/34 (B)	166	92
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.586%, 10/25/36 (B)	19	12
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.065%, 04/15/45 (B)	535	611
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	5,710	6,212
WaMu Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
0.967%, 04/25/47 (B)	212	116
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.606%, 01/25/45 (B)	243	191
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	3,330	3,481

		21,833

Total Mortgage-Backed Securities (Cost $58,213) ($ Thousands)		65,863

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FICO STRIPS, PO
4.829%, 03/26/19 (D)	12,000	10,363
FICO STRIPS, PO
3.558%, 08/03/18 to
09/26/19 (D)	32,275	28,223
Tennessee Valley Authority
5.880%, 04/01/36	11,425	15,300
5.250%, 09/15/39	5,760	7,210

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.625%, 09/15/60	$2,125	$2,423

Total U.S. Government Agency Obligations (Cost $55,328) ($ Thousands)		63,519

ASSET-BACKED SECURITIES —0.5%

Mortgage Related Securities — 0.1%
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.436%, 09/25/36 (B)	8,306	2,920

Other Asset-Backed Securities — 0.4%
TAL Advantage LLC, Ser 2006- 1A, Cl A
0.436%, 04/20/21 (A) (B)	1,979	1,866
TAL Advantage LLC, Ser 2010- 2A, Cl A
4.300%, 10/20/25 (A)	2,037	2,057
TAL Advantage LLC, Ser 2011- 1A, Cl A
4.600%, 01/20/26 (A)	490	498
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	3,080	3,080
Trinity Rail Leasing, Ser 2004- 1A, Cl A
5.270%, 08/14/27 (A)	1,699	1,812
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (A)	3,911	3,958
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.410%, 11/26/21 (A) (B)	2,853	2,668
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.380%, 02/26/19 (A) (B)	1,312	1,256

		17,195

Total Asset-Backed Securities (Cost $21,409) ($ Thousands)		20,115

SOVEREIGN DEBT — 0.3%
Federal Republic of Brazil
7.125%, 01/20/37	1,380	1,909
5.625%, 01/07/41	1,420	1,668
Province of Quebec Canada MTN
6.350%, 01/30/26	4,880	6,530
United Mexican States
5.750%, 10/12/10	644	689

Total Sovereign Debt (Cost $10,095) ($ Thousands)		10,796

U.S. TREASURY OBLIGATIONS —27.6%
U.S. Treasury Bills
0.055%, 04/26/12 (D) (E)	2,815	2,815
U.S. Treasury Bonds
6.250%, 05/15/30	1,000	1,514
6.125%, 11/15/27	2,800	4,085
6.125%, 08/15/29	3,700	5,491
3.875%, 08/15/40	53,230	61,705
5.500%, 08/15/28	4,000	5,535

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

5.375%, 02/15/31	$30,825	$42,953
5.250%, 11/15/28	4,100	5,539
5.250%, 02/15/29	4,100	5,550
4.375%, 05/15/41	311,813	392,689
3.750%, 08/15/41 (E)	248,260	281,698
3.125%, 11/15/41	264,829	267,022
3.125%, 02/15/42	7,689	7,747
U.S. Treasury Inflation-Protected Securities
3.000%, 07/15/12	4,857	4,995
2.125%, 02/15/41	10,686	14,771
U.S. Treasury Notes
2.000%, 02/15/22	46,015	46,108
0.875%, 02/28/17	4,025	4,025
U.S. Treasury STRIPS
4.711%, 11/15/21 (D)	47,197	38,795

Total U.S. Treasury Obligations (Cost $1,127,137) ($ Thousands)		1,193,037

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% †*	146,130,596	146,131

Total Cash Equivalent (Cost $146,131) ($ Thousands)		146,131

Total Investments — 98.7%
(Cost $3,864,351) ($ Thousands) ††		$4,264,417

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(78)	Jun-2012	$(1)
U.S. 5-Year Treasury Note	(1,972)	Jun-2012	(161)
U.S. 10-Year Treasury Note	(450)	Jun-2012	(132)
U.S. Ultra Long Treasury Bond	793	Jun-2012	564

			$270

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

February 29, 2012

The open swap agreements held by the Fund at February 29, 2012, is as follows:
Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase	Goldman Sachs Group	Buy	1.00%	09/20/16	$5,000	$(51)

For the period ended February 29, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,322,359 ($ Thousands)

*	The rate reported is the 7-day effective yield as of February 29, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on February 29, 2012. The coupon on a step bond changes on a specified date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $3,864,351 ($ Thousands), and the unrealized appreciation and depreciation were $413,131 ($ Thousands) and $(13,065) ($ Thousands), respectively.

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB— Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,538,943	$—	$2,538,943
Municipal Bonds	—	226,013	—	226,013
Mortgage-Backed
Securities	—	65,863	—	65,863
U.S. Government Agency Obligations	—	63,519	—	63,519
Asset-Backed Securities	—	20,115	—	20,115
Sovereign Debt	—	10,796	—	10,796
U.S. Treasury Obligations	—	1,193,037	—	1,193,037
Cash Equivalent	146,131	—	—	146,131

Total Investments in Securities	$146,131	$4,118,286	$—	$4,264,417

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$270	$—	$—	$270
Credit Default Swaps *	—	(51)	—	(51)
Total Other Financial Instruments	$270	$(51)	$—	$219

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 38.2%

Consumer Discretionary — 1.6%
DIRECTV Holdings LLC
3.500%, 03/01/16	$645	$682
NBCUniversal Media LLC
2.100%, 04/01/14	1,016	1,036
Target
0.735%, 07/18/14 (A)	2,000	2,005
Time Warner Cable
5.400%, 07/02/12	2,500	2,539
Viacom
1.250%, 02/27/15	830	831

		7,093

Consumer Staples — 4.0%
Anheuser-Busch InBev Worldwide (A)
1.107%, 01/27/14	1,364	1,371
0.927%, 07/14/14	2,000	2,000
Bottling Group LLC
4.625%, 11/15/12	530	545
Coca-Cola Enterprises
0.793%, 02/18/14 (A)	1,451	1,452
General Mills
5.250%, 08/15/13	1,074	1,143
Kraft Foods
1.457%, 07/10/13 (A)	2,500	2,513
PepsiCo
0.800%, 08/25/14	1,490	1,499
Philip Morris International
2.500%, 05/16/16	1,500	1,576
President and Fellows of Harvard College
3.700%, 04/01/13	769	794
Procter & Gamble
0.700%, 08/15/14	2,040	2,048
SABMiller Holdings
1.850%, 01/15/15 (B)	2,400	2,439

		17,380

Energy — 0.5%
BP Capital Markets
5.250%, 11/07/13	725	779
1.140%, 03/11/14 (A)	1,500	1,507

		2,286

Financials — 26.4%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	1,350	1,423
Ally Financial
2.200%, 12/19/12	2,848	2,893
0.559%, 12/19/12 (A)	1,016	1,018
American Express Credit
1.424%, 06/24/14 (A)	2,000	1,978
American Honda Finance
1.850%, 09/19/14 (B)	2,900	2,943
American International Group
4.250%, 09/15/14	1,350	1,397
ANZ National International
2.375%, 12/21/12 (B)	473	479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America MTN
1.973%, 01/30/14 (A)	$1,485	$1,446
Bank of Montreal MTN
2.125%, 06/28/13	696	710
1.023%, 04/29/14 (A)	750	751
Bank of Nova Scotia
1.850%, 01/12/15	2,250	2,297
Bank of Tokyo-Mitsubishi UFJ
2.600%, 01/22/13 (B)	464	470
BB&T MTN
3.375%, 09/25/13	871	904
1.253%, 04/28/14 (A)	725	729
Berkshire Hathaway Finance
0.911%, 01/10/14 (A)	1,451	1,453
BlackRock
2.250%, 12/10/12	580	588
BNP Paribas MTN
2.125%, 12/21/12	754	756
BPCE
2.375%, 10/04/13 (B)	696	683
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	972	985
Caterpillar Financial Services
1.900%, 12/17/12	485	491
0.871%, 04/01/14 (A)	1,000	1,005
Citigroup
5.125%, 05/05/14	1,161	1,225
1.511%, 04/01/14 (A)	1,500	1,472
Citigroup Funding
1.875%, 11/15/12	12,200	12,346
Credit Agricole Home Loan SFH
1.311%, 07/21/14 (A) (B)	1,400	1,339
Daimler Finance North America LLC
2.300%, 01/09/15 (B)	2,650	2,695
Danske Bank MTN
1.617%, 04/14/14 (A) (B)	1,575	1,542
Deutsche Bank
2.375%, 01/11/13	435	438
ERAC USA Finance LLC (B)
2.750%, 07/01/13	734	744
2.250%, 01/10/14	186	186
General Electric Capital MTN
2.625%, 12/28/12	3,000	3,061
2.125%, 12/21/12	10,550	10,714
1.433%, 01/07/14 (A)	580	582
1.390%, 05/09/16 (A)	1,250	1,230
0.567%, 12/21/12 (A)	3,337	3,345
Genworth Global Funding Trusts
0.643%, 05/15/12 (A)	696	694
Goldman Sachs Group
6.000%, 05/01/14	331	356
1.527%, 02/07/14 (A)	1,730	1,690
HSBC Bank
1.367%, 01/17/14 (A) (B)	1,277	1,274
HSBC USA
2.375%, 02/13/15	485	492
ING Bank (B)
2.650%, 01/14/13	725	726
2.000%, 10/18/13	871	861

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
John Deere Capital MTN
1.875%, 06/17/13	$580	$590
0.717%, 07/15/13 (A)	1,120	1,123
JPMorgan Chase
4.650%, 06/01/14	1,306	1,402
2.125%, 12/26/12	1,500	1,524
1.361%, 01/24/14 (A)	1,161	1,166
0.824%, 12/26/12 (A)	218	219
Kimco Realty ‡
6.000%, 11/30/12	1,016	1,041
MassMutual Global Funding II
0.952%, 01/14/14 (A) (B)	1,312	1,312
MBIA Insurance
14.000%, 01/15/33 (A) (B)	290	187
Metropolitan Life Global Funding I (B)
5.125%, 04/10/13	1,161	1,212
2.000%, 01/09/15	1,200	1,213
1.331%, 01/10/14 (A)	1,161	1,159
Monumental Global Funding
0.767%, 01/15/14 (A) (B)	522	507
Morgan Stanley
4.200%, 11/20/14	1,161	1,165
2.161%, 01/24/14 (A)	725	696
0.883%, 01/09/14 (A)	348	327
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	279	281
1.000%, 02/02/15	2,500	2,509
NCUA Guaranteed Notes
0.273%, 06/12/13 (A)	765	764
New York Life Global Funding (B)
1.300%, 01/12/15	1,500	1,512
0.841%, 04/04/14 (A)	1,500	1,502
Nissan Motor Acceptance
3.250%, 01/30/13 (B)	2,668	2,694
Nordea Bank
1.750%, 10/04/13 (B)	871	868
Prudential Financial MTN
5.100%, 09/20/14	638	692
2.750%, 01/14/13	725	737
Royal Bank of Canada MTN
0.867%, 04/17/14 (A)	2,500	2,506
Royal Bank of Scotland
3.400%, 08/23/13	1,161	1,178
Societe Generale
2.200%, 09/14/13 (B)	725	711
Standard Chartered
1.460%, 05/12/14 (A) (B)	1,500	1,487
State Street
0.884%, 03/07/14 (A)	1,181	1,182
Swedbank Hypotek
1.024%, 03/28/14 (A) (B)	1,850	1,838
Toronto-Dominion Bank
0.867%, 07/14/14 (A)	1,030	1,034
Toyota Motor Credit MTN
1.375%, 08/12/13	1,161	1,175
UBS
1.875%, 01/23/15 (B)	1,650	1,660
1.553%, 01/28/14 (A)	563	556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ventas Realty ‡
3.125%, 11/30/15	$717	$737
Volkswagen International Finance
1.191%, 04/01/14 (A) (B)	1,850	1,831
Wells Fargo MTN
1.250%, 02/13/15	1,750	1,746

		116,454

Health Care — 1.8%
AmerisourceBergen
5.625%, 09/15/12	1,451	1,486
Aristotle Holding
2.750%, 11/21/14 (B)	2,000	2,050
Express Scripts
5.250%, 06/15/12	1,000	1,012
GlaxoSmithKline Capital
4.850%, 05/15/13	493	519
Mount Sinai Hospital
2.210%, 07/01/12	805	807
Quest Diagnostics
1.424%, 03/24/14 (A)	450	452
Sanofi
0.884%, 03/28/14 (A)	1,400	1,406
Thermo Fisher Scientific
2.050%, 02/21/14	378	388

		8,120

Industrials — 0.4%
Boeing
1.875%, 11/20/12	421	425
Danaher
1.300%, 06/23/14	1,070	1,086
Textron
6.500%, 06/01/12	290	294

		1,805

Information Technology — 1.5%
Dell
3.375%, 06/15/12	203	204
eBay
0.875%, 10/15/13	401	404
Hewlett-Packard
0.891%, 05/30/14 (A)	1,550	1,519
International Business Machines
0.550%, 02/06/15	1,500	1,493
Texas Instruments
0.683%, 05/15/13 (A)	1,500	1,506
Xerox
1.318%, 05/16/14 (A)	1,435	1,415

		6,541

Materials — 0.1%
Anglo American Capital
2.150%, 09/27/13 (B)	519	518

Telecommunication Services — 0.6%
Verizon Communications
1.250%, 11/03/14	2,500	2,533

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.3%
Allegheny Energy Supply
8.250%, 04/15/12 (B)	$755	$760
Commonwealth Edison
1.625%, 01/15/14	528	537
DTE Energy
1.227%, 06/03/13 (A)	761	763
Georgia Power
1.300%, 09/15/13	1,250	1,264
Pacific Gas & Electric
6.250%, 12/01/13	1,000	1,096
Sempra Energy
1.306%, 03/15/14 (A)	1,200	1,199

		5,619

Total Corporate Obligations (Cost $167,960) ($ Thousands)		168,349

ASSET-BACKED SECURITIES — 37.9%

Automotive — 29.6%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (B)	825	829
Ally Auto Receivables Trust, Ser 2009- A, Cl A4
3.000%, 10/15/15 (B)	980	998
Ally Auto Receivables Trust, Ser 2010- 1, Cl A3
1.450%, 05/15/14	828	832
Ally Auto Receivables Trust, Ser 2010- 2, Cl A3
1.380%, 07/15/14	371	373
Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/14	1,335	1,342
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	592	594
Ally Auto Receivables Trust, Ser 2011- 4, Cl A2
0.650%, 03/17/14	705	705
Ally Auto Receivables Trust, Ser 2011- 5, Cl A2
0.800%, 06/16/14	1,910	1,914
Ally Auto Receivables Trust, Ser 2012- 1, Cl A2
0.710%, 09/15/14	1,960	1,964
Ally Master Owner Trust, Ser 2010-1, Cl A
1.999%, 01/15/15 (A) (B)	1,306	1,321
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (B)	2,053	2,094
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.118%, 01/15/16 (A)	888	893
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	1,585	1,597

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	$2,000	$1,998
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	453	462
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	91	91
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	654	657
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,556	1,571
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	792	815
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	105	105
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	858	858
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	380	380
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	650	654
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	1,105	1,107
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	290	290
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	319	320
Avis Budget Rental Car Funding LLC, Ser 2009-1A, Cl A
9.310%, 10/20/13 (B)	2,694	2,778
Avis Budget Rental Car Funding LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (B)	1,447	1,497
Avis Budget Rental Car Funding LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (B)	238	244
Avis Budget Rental Car Funding LLC, Ser 2011-1A, Cl A11
1.850%, 11/20/14 (B)	845	848
Bank of America Auto Trust, Ser 2009- 1A, Cl A4
3.520%, 06/15/16 (B)	1,788	1,814
Bank of America Auto Trust, Ser 2009- 2A, Cl A3
2.130%, 09/15/13 (B)	150	150
Bank of America Auto Trust, Ser 2009- 2A, Cl A4
3.030%, 10/15/16 (B)	638	647

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America Auto Trust, Ser 2009- 3A, Cl A4
2.670%, 12/15/16 (B)	$3,600	$3,664
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	541	542
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	218	219
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/17	2,410	2,451
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	1,308	1,310
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	691	694
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	1,770	1,773
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	154	155
CarMax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	98	98
CarMax Auto Owner Trust, Ser 2009-1, Cl A4
5.810%, 12/16/13	3,265	3,337
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	178	183
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	1,049	1,054
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	985	1,007
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	838	843
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	824	827
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	1,660	1,661
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	695	695
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	104	104
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/13 (B)	1,120	1,121
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (B)	1,275	1,278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	$1,116	$1,116
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	2,500	2,503
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	180	181
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	519	521
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	482	484
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	840	843
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.798%, 09/15/14 (A)	2,491	2,510
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.499%, 12/15/14 (A) (B)	1,934	1,959
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.898%, 12/15/14 (A) (B)	2,202	2,227
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.848%, 02/15/16 (A)	287	288
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.718%, 01/15/16 (A)	3,245	3,245
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.840%, 10/20/14 (A) (B)	2,882	2,905
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.816%, 02/20/17 (A)	1,605	1,605
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	51	51
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A3
3.190%, 11/15/13	29	29
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	229	230
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	350	351
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	505	507
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	2,851	2,859
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	905	906

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1
4.260%, 03/25/14 (B)	$1,347	$1,379
Hertz Vehicle Financing LLC, Ser 2010- 1A, Cl A1
2.600%, 02/25/15 (B)	1,155	1,177
Hertz Vehicle Financing LLC, Ser 2011- 1A, Cl A1
2.200%, 03/25/16 (B)	1,186	1,198
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	509	512
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	920	921
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	430	430
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	780	783
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	595	595
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (B)	885	896
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (B)	1,165	1,162
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (B)	1,190	1,190
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	70	70
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	405	408
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	783	786
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	464	464
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	791	791
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	1,500	1,502
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/14 (B)	1,770	1,772
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	1,055	1,058
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (B)	2,491	2,493

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.694%, 10/26/15 (A) (B)	$3,100	$3,121
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (B)	1,368	1,370
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (B)	337	338
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (B)	364	364
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	486	487
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	2,400	2,413
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	742	744
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/14	2,495	2,500
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	515	515
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (B)	333	333
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (B)	2,400	2,407
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	911	912
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	183	183
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	972	972
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	1,740	1,743
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	404	405
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	868	869
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	70	71
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/14	1,935	1,932

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	$285	$286
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/16	1,805	1,836
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	620	620
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	493	498
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	114	114
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	1,029	1,030
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A3
1.490%, 10/15/14	2,250	2,268
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	1,095	1,110

		130,106

Credit Cards — 3.6%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.248%, 03/16/15 (A) (B)	873	874
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	1,105	1,127
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.846%, 10/15/15 (A)	754	756
Citibank Omni Master Trust, Ser 2009- A12, Cl A12
3.350%, 08/15/16 (B)	3,000	3,037
Citibank Omni Master Trust, Ser 2009- A8, Cl A8
2.348%, 05/16/16 (A) (B)	3,000	3,012
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.549%, 12/15/14 (A)	1,210	1,214
Discover Card Master Trust, Ser 2009- A2, Cl A
1.549%, 02/17/15 (A)	1,625	1,635
Discover Card Master Trust, Ser 2011- A2, Cl A
0.459%, 11/16/15 (A)	790	791
Discover Card Master Trust, Ser 2012- A1, Cl A1
0.810%, 08/15/17	1,101	1,101
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.349%, 04/15/15 (A)	1,380	1,384

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.799%, 01/15/17 (A)	$857	$864

		15,795

Mortgage Related Securities — 0.1%
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.844%, 06/25/33 (A)	51	40
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.454%, 12/25/35 (A)	306	246
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (A)	177	85

		371

Other Asset-Backed Securities — 4.6%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.348%, 08/16/19 (A) (B)	412	268
Babson CLO, Ser 2007-1A, Cl A1
0.790%, 01/18/21 (A) (B)	653	605
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl C
0.795%, 08/22/16 (A) (B)	60	60
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	533	543
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	686	687
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	266	266
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	2,500	2,505
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.049%, 12/15/15 (A) (B)	2,553	2,555
Colts Trust, Ser 2006-2A, Cl A
0.843%, 12/20/18 (A) (B)	42	42
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.434%, 06/25/36 (A)	153	125
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	2,250	2,254
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (B)	1,020	1,020
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (B)	1,205	1,216
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (B)	692	692

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	$670	$673
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	178	178
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	840	845
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	401	401
Katonah, Ser 2005-7A, Cl B
0.923%, 11/15/17 (A) (B)	696	545
Lambda Finance, Ser 2005-1A, Cl B3
0.873%, 11/15/29 (A) (B)	488	471
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.870%, 03/22/21 (A) (B)	580	484
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.444%, 12/25/35 (A)	94	91
Prima Capital CDO, Ser 2006-1, Cl A
5.417%, 12/28/48 (B)	164	161
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.245%, 09/20/19 (A) (B)	106	104
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.650%, 07/25/22 (A)	756	754
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.640%, 04/25/23 (A)	488	487
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.560%, 07/25/17 (A)	483	479
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.660%, 10/25/16 (A)	800	805
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.249%, 10/15/24 (A) (B)	276	274
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.099%, 12/16/24 (A) (B)	848	840

		20,430

Total Asset-Backed Securities (Cost $166,876) ($ Thousands)		166,702

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.0%
FFCB
1.875%, 12/07/12	19,700	19,952
FHLB
2.000%, 09/14/12	10,000	10,099
0.500%, 12/13/13	2,000	2,001
0.400%, 06/19/13	4,500	4,503
0.350%, 06/07/13	2,085	2,087
FHLMC
2.500%, 01/07/14	5,000	5,200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.625%, 04/15/13	$2,612	$2,652
0.625%, 12/28/12	4,000	4,014
0.515%, 11/26/12	15,000	15,035
0.450%, 02/21/14	5,000	5,003
0.375%, 11/30/12	5,000	5,009
FNMA
1.000%, 12/27/12	4,000	4,026
0.375%, 12/28/12	3,900	3,907

Total U.S. Government Agency Obligations
(Cost $83,416) ($ Thousands)		83,488

MORTGAGE-BACKED SECURITIES — 16.3%

Agency Mortgage-Backed Obligations — 9.7%
FHLMC ARM
2.246%, 02/01/30 (A)	268	282
2.243%, 02/01/22 (A)	372	392
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/23	45	47
FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/18	223	227
FHLMC TBA
4.000%, 03/15/41	10,000	10,489
FNMA
6.000%, 01/01/27 to 04/01/40	3,889	4,284
5.000%, 04/01/21 to 03/01/25	6,335	6,855
FNMA ARM (A)
2.411%, 01/01/29	34	36
2.348%, 11/01/23	111	114
2.289%, 11/01/25	33	35
2.164%, 09/01/24	198	207
2.089%, 09/01/24 to 05/01/28	296	306
1.448%, 11/01/21	50	51
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/23	60	67
FNMA CMO, Ser 1993-220, Cl FA
0.850%, 11/25/13 (A)	13	13
FNMA CMO, Ser 2001-33, Cl FA
0.694%, 07/25/31 (A)	71	71
FNMA CMO, Ser 2002-64, Cl FG
0.496%, 10/18/32 (A)	50	50
FNMA CMO, Ser 2004-21, Cl QD
4.500%, 02/25/29	380	384
FNMA TBA
3.000%, 03/25/27	14,000	14,527
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.713%, 10/07/20 (A)	1,510	1,511
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	96	97
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.632%, 11/06/17 (A)	374	374
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.713%, 01/08/20 (A)	308	308

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.662%, 02/06/20 (A)	$491	$492
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.642%, 03/06/20 (A)	643	642
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.642%, 05/07/20 (A)	993	992

		42,853

Non-Agency Mortgage-Backed Obligations — 6.6%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	700	742
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.895%, 05/17/60 (A) (B)	956	957
Banc of America Large Loan, Ser 2007- BMB1, Cl A1
0.758%, 08/15/29 (A) (B)	143	136
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
3.001%, 02/25/35 (A)	464	414
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.875%, 07/25/35 (A)	782	611
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
2.753%, 09/25/35 (A)	248	195
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.785%, 11/25/35 (A)	94	72
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.692%, 06/25/35 (A)	299	224
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.739%, 08/25/35 (A)	484	301
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.790%, 02/25/36 (A)	217	129
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/50	459	477
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	73	73
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.801%, 09/25/34 (A)	146	143
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.801%, 03/25/36 (A)	404	276
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	345	359
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.349%, 12/15/20 (A) (B)	435	424

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Pass-Through
Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/24 (B)	$1,270	$1,274
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (A)	296	278
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.784%, 02/25/35 (A)	54	44
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-7, Cl 1A1
0.514%, 03/25/35 (A)	87	70
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.778%, 02/20/36 (A)	398	243
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	95	96
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
3.078%, 11/19/35 (A)	420	288
GS Mortgage Securities II, Ser 2007- EOP, Cl A1
1.103%, 03/06/20 (A) (B)	794	788
GS Mortgage Securities II, Ser 2007- EOP, Cl A3
1.456%, 03/06/20 (A) (B)	1,016	997
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/44 (B)	1,176	1,199
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (A)	738	752
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
2.773%, 07/25/35 (A)	549	389
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
2.700%, 01/25/36 (A)	682	509
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
5.313%, 05/25/47 (A)	530	338
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.004%, 01/25/35 (A)	135	101
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.764%, 04/25/35 (A)	152	120
Impac CMB Trust, Ser 2005-3, Cl A1
0.724%, 08/25/35 (A)	139	90
Impac CMB Trust, Ser 2005-5, Cl A1
0.884%, 08/25/35 (A)	112	74
Impac CMB Trust, Ser 2005-8, Cl 1A
0.504%, 02/25/36 (A)	364	254
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (B)	733	734

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	$2,000	$2,012
JPMorgan Mortgage Trust, Ser 2005- A6, Cl 7A1
2.719%, 08/25/35 (A)	314	231
JPMorgan Mortgage Trust, Ser 2007- A3, Cl 1A1
3.683%, 05/25/37 (A)	432	294
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	616	622
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.542%, 02/25/35 (A)	835	744
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.514%, 04/25/35 (A)	160	122
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (A)	871	936
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.849%, 06/25/37 (A)	598	396
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.804%, 01/25/30 (A)	42	37
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.474%, 03/25/30 (A)	64	59
Morgan Stanley Capital I, Ser 2004- T13, Cl A4
4.660%, 09/13/45	1,277	1,346
Morgan Stanley Capital I, Ser 2006- HQ9, Cl A2
5.618%, 07/12/44	127	127
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	38	38
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	102	103
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.504%, 05/25/35 (A)	116	94
MortgageIT Trust, Ser 2005-3, Cl A1
0.544%, 08/25/35 (A)	409	320
MortgageIT Trust, Ser 2005-4, Cl A1
0.524%, 10/25/35 (A)	531	375
MortgageIT Trust, Ser 2005-5, Cl A1
0.504%, 12/25/35 (A)	501	330
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	272	277
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.723%, 11/15/38 (A) (B)	178	138
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.656%, 12/15/39 (A) (B)	431	321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Permanent Master Issuer, Ser 2010- 1A, Cl 1A
1.717%, 07/15/42 (A) (B)	$557	$557
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.092%, 11/25/35 (A)	279	193
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.645%, 07/27/37 (A)	456	310
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.515%, 01/20/35 (A)	59	46
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.475%, 02/20/35 (A)	60	51
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.438%, 08/15/39 (A)	349	354
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.512%, 03/25/36 (A)	567	421
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	825	836
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.618%, 01/25/35 (A)	319	276
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.612%, 02/25/35 (A)	266	230
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.687%, 03/25/35 (A)	440	417
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.722%, 10/25/35 (A)	693	644
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.736%, 04/25/35 (A)	222	206
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.736%, 04/25/36 (A)	395	293
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 3A1
2.679%, 03/25/36 (A)	486	403
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.719%, 07/25/36 (A)	492	326

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/36 (A)	$383	$279

		28,935

Total Mortgage-Backed Securities (Cost $72,941) ($ Thousands)		71,788

MUNICIPAL BONDS — 1.4%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (A)	1,270	1,275
Louisa, Industrial Development Authority, Ser A, AMT, RB
2.500%, 03/01/31 (A)	870	880
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/16	601	602
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	2,045	2,131
New Jersey, Economic Development Authority Build America Project, RB
1.546%, 06/15/13 (A)	580	580
University of California, Build America Project, RB
1.988%, 05/15/50 (A)	515	522
West Virginia, Economic Development Authority, Ser A, AMT, RB
2.000%, 01/01/41 (A)	250	251

Total Municipal Bonds (Cost $6,221) ($ Thousands)		6,241

SOVEREIGN DEBT — 0.1%
Austria Government International Bond MTN
2.000%, 11/15/12 (B)	647	652

Total Sovereign Debt (Cost $652) ($ Thousands)		652

CERTIFICATES OF DEPOSIT — 1.1%
Bank of Nova Scotia
0.741%, 11/26/12 (A)	1,074	1,075
Canadian Imperial Bank of Commerce NY
0.731%, 05/04/12	1,161	1,161
0.420%, 06/29/12	1,800	1,802
Intesa Sanpaolo NY
2.375%, 12/21/12	871	855

Total Certificates of Deposit (Cost $4,909) ($ Thousands)		4,893

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% † *	16,342	$16
Total Cash Equivalent (Cost $16) ($ Thousands)		16

Total Investments — 114.0% (Cost $502,991) ($ Thousands) ††		$502,129

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(45)	Jun-2012	$18
U.S. 2-Year Treasury Note	39	Jun-2012	1
U.S. 5-Year Treasury Note	5	Jun-2012	(1)

			$18

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $440,411 ($ Thousands)

*	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $502,991 ($ Thousands), and the unrealized appreciation and depreciation were $1,515 ($ Thousands) and $(2,377 ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ABS — Asset-Based Security

AMBAC— American Municipal Bond Assurance Corporation

AMT— Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB— Revenue Bond

Ser — Series

TBA — To Be Announced

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2012

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$168,349	$—	$168,349
Asset-Backed Securities	—	166,157	545	166,702
U.S. Government Agency
Obligations	—	83,488	—	83,488
Mortgage-Backed Securities	—	71,788	—	71,788
Municipal Bonds	—	6,241	—	6,241
Sovereign Debt	—	652	—	652
Certificates of Deposit	—	4,893	—	4,893
Cash Equivalent	16	—	—	16

Total Investments in Securities	$16	$501,568	$545	$502,129

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$18	$—	$—	$18

*	Futures contracts are valued at the unrealized appreciation on the instrument

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Asset- Backed Securities
Beginning balance as of June 1, 2011	$1,540
Accrued discounts/premiums	16
Realized gain/(loss)	5
Change in unrealized appreciation/(depreciation)	(18)
Purchases	—
Sales	(151)
Net transfer into Level 3	—
Net transfer out of Level 3	(847)

Ending balance as of February 29, 2012	$545

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(12)

During the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 94.7%

Argentina — 4.1%
Capex
10.000%, 03/10/18 (A)		594	$499
City of Buenos Aires Argentina
9.950%, 03/01/17 (A)		1,275	1,275
Empresa Distribuidora Y
Comercializadora Norte
9.750%, 10/25/22 (A)		680	513
IRSA Inversiones y
Representaciones
11.500%, 07/20/20 (A)		416	441
Provincia de Buenos Aires
9.625%, 04/18/28		535	369
9.625%, 04/18/28 (A)		1,160	800
9.375%, 09/14/18		1,000	810
Provincia de Mendoza Argentina
5.500%, 09/04/18		262	224
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		94	97
Republic of Argentina
8.750%, 06/02/17		740	749
8.280%, 12/31/33		647	495
7.820%, 12/31/33	EUR	701	623
7.820%, 12/31/33	EUR	10,462	9,293
7.820%, 12/31/33 (B)	EUR	11,244	9,935
7.000%, 10/03/15		5,900	5,596
6.000%, 03/31/23 (C)		172	129
5.830%, 12/31/33 (B)	ARS	6,959	2,149
4.191%, 12/15/35 (B)	EUR	8,100	1,262
2.500%, 03/31/19 (D)		11,139	4,166
0.467%, 08/03/12 (B)		6,110	753
0.044%, 12/15/35 (B)		6,084	827
0.000%, 03/31/23 (B)(C)		1,680	1,176
Transportadora Gas Norte (C)
7.500%, 12/31/12		100	52
7.500%, 12/31/12		350	182
7.500%, 12/31/12 (A)		210	109
6.500%, 12/31/12		60	31
6.500%, 12/31/12		60	32
6.500%, 12/31/12 (A)		30	16
WPE International Tief
10.375%, 09/30/20		600	566
10.375%, 09/30/20 (A)		750	707

			43,876

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18 (A)		241	208

Bahrain — 0.0%
Kingdom of Bahrain
5.500%, 03/31/20		250	245

Barbados — 0.3%
Columbus International
11.500%, 11/20/14		1,133	1,224
11.500%, 11/20/14 (A)		1,800	1,944

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Government of Barbados
7.000%, 08/04/22 (A)		350	$350

			3,518

Belarus — 0.4%
Republic of Belarus
8.950%, 01/26/18		1,850	1,720
8.750%, 08/03/15		2,300	2,174

			3,894

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		361	166

Bosnia and Herzegovina — 0.1%
Republic of Bosnia &
Herzegovina
2.063%, 12/11/21 (B)	DEM	1,667	855

Brazil — 8.5%
Banco Cruzeiro do Sul
8.875%, 09/22/20		424	367
8.875%, 09/22/20 (A)(E)		1,334	1,154
Banco Nacional de
Desenvolvimento Economico e
Social (A)
6.500%, 06/10/19		1,450	1,697
5.500%, 07/12/20		400	440
BM&F Bovespa
5.500%, 07/16/20 (A)		706	748
BR Malls International Finance
8.500%, 12/31/49 (A)		417	427
BR Properties
9.000%, 12/31/49 (A)(E)		580	604
Brasil Telcom
5.750%, 02/10/22 (A)		650	666
Braskem Finance
7.375%, 10/04/49		200	203
Brazil Notas do Tesouro Nacional
Serie B
6.000%, 08/15/20	BRL	4,970	6,514
Brazil Notas do Tesouro Nacional
Serie F
10.000%, 01/01/14	BRL	21,379	12,475
10.000%, 01/01/17	BRL	9,540	5,373
10.000%, 01/01/21	BRL	13,415	7,192
Citigroup, CLN (Nota do Tesouro
Nacional)
10.000%, 01/01/21	BRL	4,800	2,573
JPMorgan Chase, CLN (Nota do
Tesouro Nacional)
10.000%, 01/01/21	BRL	3,800	2,101

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Federal Republic of Brazil
12.500%, 01/05/16	BRL	2,530	$1,759
12.500%, 01/05/22	BRL	2,100	1,570
11.000%, 08/17/40		100	133
10.250%, 01/10/28	BRL	2,360	1,577
10.125%, 05/15/27		2,100	3,518
8.875%, 04/15/24		700	1,068
8.250%, 01/20/34		4,685	7,203
7.125%, 01/20/37		1,855	2,565
5.875%, 01/15/19		850	1,020
5.625%, 01/07/41		1,319	1,550
4.875%, 01/22/21		8,101	9,174
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,597	1,667
General Shopping Finance
10.000%, 12/31/49 (A)		66	68
Globo Comunicacao e
Participacoes
9.375%, 07/20/15 (D)		162	172
Hypermarcas
6.500%, 04/20/21 (A)(E)		1,318	1,272
JBS Finance
8.250%, 01/29/18		1,700	1,734
8.250%, 01/29/18 (A)		2,110	2,152
Marfrig Holding Europe
8.375%, 05/09/18		842	766
Marfrig Overseas
9.500%, 05/04/20		1,000	913
Minerva Luxembourg
12.250%, 02/10/22 (A)		1,030	1,076
Minerva Overseas
10.875%, 11/15/19		363	368
10.875%, 11/15/19 (A)		164	166
NET Servicos de Comunicacao
7.500%, 01/27/20		400	470
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21		500	535
6.350%, 06/30/21 (A)		781	836
OGX Petroleo e Gas
Participacoes
8.500%, 06/01/18 (A)		853	889
Petrobras International Finance
6.750%, 01/27/41		231	268
5.375%, 01/27/21		1,112	1,196
2.875%, 02/06/15		223	228
QGOG Atlantic
5.250%, 07/30/18 (A)(E)		1,451	1,484
Telemar Norte Leste
5.500%, 10/23/20 (A)		1,201	1,222
Virgolino de Oliveira Finance
10.500%, 01/28/18		216	211
Voto-Votorantim
6.750%, 04/05/21 (A)		365	398
Voto-Votorantim Overseas
Trading Operations
6.625%, 09/25/19 (A)		600	659

			92,421

Chile — 0.9%
Banco del Estado de Chile
4.125%, 10/07/20		500	515
4.125%, 10/07/20 (A)		200	206
3.875%, 02/08/22 (A)		1,293	1,283

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

BRT Escrow
8.000%, 08/18/18 (A)		1,159	$1,101
Chile Government International
Bond
3.250%, 09/14/21		410	422
Empresa Nacional del Petroleo (A)
6.250%, 07/08/19		800	907
5.250%, 08/10/20		450	484
Nacional del Cobre de Chile
7.500%, 01/15/19		450	574
6.150%, 10/24/36		857	1,054
6.150%, 10/24/36 (A)		905	1,113
3.875%, 11/03/21 (A)		1,050	1,083
3.750%, 11/04/20 (A)		750	768

			9,510

China — 1.3%
Agile Property Holdings
8.875%, 04/28/17		1,000	962
China Liansu Group Holdings
7.875%, 05/13/16 (A)		563	536
CNPC HK Overseas Capital
5.950%, 04/28/41		400	452
5.950%, 04/28/41 (A)		500	566
3.125%, 04/28/16		200	207
Country Garden Holdings
11.250%, 04/22/17		600	608
10.500%, 08/11/15		1,000	1,008
Evergrande
13.000%, 01/27/15		476	478
13.000%, 01/27/15 (A)		922	927
Evergrande Real Estate Group
9.250%, 01/19/16	CNY	5,600	792
7.500%, 01/19/14	CNY	3,280	489
Franshion Development
6.750%, 04/15/21 (A)		1,000	908
Hidili Industry International
Development
8.625%, 11/04/15		500	435
Kaisa Group Holdings
13.500%, 04/28/15		461	454
Mega Advance Investments
5.000%, 05/12/21 (A)		406	423
MIE Holdings
9.750%, 05/12/16 (A)		800	788
Sinochem Overseas Capital
6.300%, 11/12/40		350	342
4.500%, 11/12/20		250	244
4.500%, 11/12/20 (A)		3,115	3,043
Texhong Textile Group
7.625%, 01/19/16 (A)		309	261
West China Support
7.500%, 01/25/16 (A)		300	265

			14,188

Colombia — 4.6%
BanColombia
5.950%, 06/03/21		300	311
5.950%, 06/03/21 (A)		831	862
Ecopetrol
7.625%, 07/23/19 (A)		500	626
Empresa de Energia de Bogota
6.125%, 11/10/21		1,350	1,417

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Grupo Aval
5.250%, 02/01/17 (A)		400	$412
Gruposura Finance
5.700%, 05/18/21 (A)		972	999
Republic of Colombia
11.750%, 02/25/20		2,758	4,371
10.375%, 01/28/33		100	168
8.125%, 05/21/24		2,230	3,161
7.375%, 01/27/17		3,285	4,057
7.375%, 03/18/19		2,840	3,644
7.375%, 09/18/37		7,682	10,766
6.125%, 01/18/41		7,203	8,849
4.375%, 07/12/21		1,897	2,054
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	10,518,000	8,018

			49,715

Croatia — 1.2%
Republic of Croatia
6.750%, 11/05/19		2,355	2,320
6.625%, 07/14/20		1,029	999
6.625%, 07/14/20 (A) (E)		2,189	2,124
6.375%, 03/24/21		850	801
6.375%, 03/24/21 (A)		6,168	5,841
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,300	1,252

			13,337

Czech Republic — 0.1%
Central European Media
Enterprises
11.625%, 09/15/16 (A)	EUR	600	698

Dominican Republic — 0.3%
Cap Cana (C)
10.000%, 04/30/16		1,054	158
10.000%, 04/30/16		1,007	252
Republic of Dominican Republic
7.500%, 05/06/21		1,100	1,126
7.500%, 05/06/21 (A)		1,320	1,351

			2,887

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		600	612

Egypt — 0.2%
Arab Republic of Egypt
6.875%, 04/30/40		350	296
5.750%, 04/29/20		200	186
5.750%, 04/29/20 (A)		950	886
Nile Finance
5.250%, 08/05/15		850	816

			2,184

El Salvador — 0.8%
Republic of El Salvador
8.250%, 04/10/32		2,548	2,777
7.750%, 01/24/23		367	400
7.650%, 06/15/35		2,525	2,576
7.625%, 02/01/41 (A)		1,000	1,000
7.375%, 12/01/19		200	215
7.375%, 12/01/19 (A)		250	269

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Telemovil Finance
8.000%, 10/01/17 (A)	1,000	$1,038

		8,275

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17	100	118

Georgia — 0.1%
Georgian Railway LLC
9.875%, 07/22/15	700	731
Republic of Georgia
6.875%, 04/12/21 (A)	750	776

		1,507

Germany — 0.2%
Deutsche Bank, CLN,
(Cablevision) MTN
9.375%, 02/13/18 (A)	2,084	2,146

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17	1,764	1,962
8.500%, 10/04/17 (A)	450	501

		2,463

Hong Kong — 0.8%
Bank of China Hong Kong
5.550%, 02/11/20 (A)	1,800	1,886
Central China Real Estate
12.250%, 10/20/15	300	302
China Oriental Group
8.000%, 08/18/15	1,300	1,248
8.000%, 08/18/15 (A)	650	624
CITIC Bank International MTN
6.875%, 06/24/20	200	208
Hutchison Whampoa
International 10
6.000%, 12/31/49 (B)	564	577
Hutchison Whampoa
International 11
4.625%, 01/13/22 (A)	900	918
Industrial & Commercial Bank of
China Asia MTN
5.125%, 11/30/20	500	512
PCCW-HKT Capital No. 4
4.250%, 02/24/16	737	754
Sino-Forest (C)
10.250%, 07/28/14	1,140	388
10.250%, 07/28/14 (A)	160	54
6.250%, 10/21/17	1,940	621
6.250%, 10/21/17 (A)	158	50

		8,142

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Hungary — 0.9%
Republic of Hungary
7.625%, 03/29/41		2,176	$2,035
6.375%, 03/29/21		1,060	998
6.250%, 01/29/20		950	895
6.000%, 01/11/19	EUR	704	835
5.750%, 06/11/18	EUR	1,596	1,881
5.500%, 05/06/14	GBP	73	109
5.000%, 03/30/16	GBP	253	341
4.750%, 02/03/15		281	268
4.500%, 01/29/14	EUR	521	661
4.375%, 07/04/17	EUR	749	842
3.500%, 07/18/16	EUR	346	387

			9,252

India — 0.2%
Axis Bank MTN
7.125%, 06/28/22 (B)		196	184
Bank of India MTN
6.994%, 12/31/49 (B)		213	193
ICICI Bank
5.750%, 11/16/20 (A)(E)		327	325
Reliance Holdings USA
6.250%, 10/19/40		550	527
5.400%, 02/14/22 (A)		250	253
Vedanta Resources
8.250%, 06/07/21		200	184
8.250%, 06/07/21 (A)		882	814

			2,480

Indonesia — 4.5%
Adaro Indonesia MTN
7.625%, 10/22/19		209	232
7.625%, 10/22/19 (A)		580	644
Berau Capital Resources
12.500%, 07/08/15		700	793
Indosat Palapa
7.375%, 07/29/20 (A)		440	495
Listrindo Capital
6.950%, 02/21/19 (A)		246	248
Majapahit Holding
8.000%, 08/07/19 (A)		700	857
7.875%, 06/29/37 (A)		415	526
7.750%, 10/17/16		800	934
7.750%, 01/20/20 (A)		750	917
Pertamina Persero
6.500%, 05/27/41 (A)		470	521
Perusahaan Listrik Negara
5.500%, 11/22/21 (A)		1,610	1,727

Description	Face Amount (1) (Thousands)	Market Value ($Thousands)

Republic of Indonesia
11.625%, 03/04/19	6,746	$10,170
11.625%, 03/04/19	700	1,055
11.625%, 03/04/19 (A)	2,650	3,995
10.375%, 05/04/14	400	469
8.500%, 10/12/35	831	1,246
8.500%, 10/12/35	4,410	6,615
7.750%, 01/17/38	3,900	5,499
7.500%, 01/15/16	1,290	1,524
6.875%, 01/17/18	2,942	3,556
6.875%, 01/17/18 (A)	650	786
6.750%, 03/10/14	700	763
6.625%, 02/17/37	300	374
6.625%, 02/17/37	400	499
5.875%, 03/13/20 (A)	1,250	1,452
4.875%, 05/05/21	400	438
4.875%, 05/05/21 (A)	1,350	1,480
Sable International Finance
8.750%, 02/01/20 (A)	300	319
Star Energy
11.500%, 02/12/15 (A)	300	334

		48,468

Iraq — 1.2%
Republic of Iraq
5.800%, 01/15/28	17,370	13,462

Israel — 0.1%
Israel Electric
6.700%, 02/10/17 (A)	600	607

Ivory Coast — 0.7%
Government of Ivory Coast
3.750%, 12/31/32 (C)	11,557	7,108

Jamaica — 0.5%
Digicel
8.250%, 09/01/17	133	141
Digicel Group
10.500%, 04/15/18	900	981
9.125%, 01/15/15 (A)	1,323	1,350
8.875%, 01/15/15	2,000	2,035
8.875%, 01/15/15 (A)	750	763

		5,270

Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/15	1,650	1,551

Kazakhstan — 4.6%
BTA Bank
10.750%, 07/01/18 (D)	5,870	1,467
10.750%, 07/01/18 (A)(D)	1,502	376
0.000%, 06/30/20 (A)(B)	2,772	180
CenterCredit International
8.625%, 01/30/14	1,200	1,218

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Citigroup Global Markets for Kazkommertsbank
8.700%, 04/07/14 (B) (D)	600	$537
Development Bank of
Kazakhstan
5.500%, 12/20/15 (A)	600	630
Halyk Savings Bank of Kazakhstan
7.250%, 05/03/17	1,150	1,149
7.250%, 01/28/21 (A)	1,000	1,005
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20	1,550	1,693
Kazatomprom
6.250%, 05/20/15	850	912
6.250%, 05/20/15 (A)	900	965
Kazkommertsbank MTN
12.850%, 12/18/12	100	103
8.500%, 05/11/18	2,000	1,730
8.000%, 11/03/15	1,950	1,779
7.875%, 04/07/14	200	191
7.500%, 11/29/16	2,650	2,301
KazMunayGas National
11.750%, 01/23/15	1,642	1,991
11.750%, 01/23/15 (A)	3,563	4,321
9.125%, 07/02/18	1,673	2,081
9.125%, 07/02/18 (A)	3,858	4,799
8.375%, 07/02/13	6,243	6,667
7.000%, 05/05/20	2,563	2,947
7.000%, 05/05/20 (A)	1,391	1,600
6.375%, 04/09/21	950	1,044
6.375%, 04/09/21 (A)	4,315	4,742
Tengizchevroil Finance
6.124%, 11/15/14	275	281
Zhaikmunai Finance
10.500%, 10/19/15	550	578
10.500%, 10/19/15 (A)	2,250	2,363

		49,650

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/20	1,400	1,536

Latvia — 0.1%
Republic of Latvia
5.250%, 06/16/21 (A)	540	524

Lebanon — 0.5%
Republic of Lebanon MTN
9.000%, 03/20/17	150	179
8.250%, 04/12/21	1,530	1,819
6.375%, 03/09/20	1,800	1,910
6.100%, 10/04/22	1,050	1,071
5.150%, 11/12/18	400	399

		5,378

Lithuania — 1.9%
Lithuania Government
International Bond
6.625%, 02/01/22 (A)	3,767	4,050
Republic of Lithuania
7.375%, 02/11/20	2,351	2,648

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.375%, 02/11/20 (A)		800	$901
6.750%, 01/15/15 (A)		1,089	1,168
6.125%, 03/09/21		6,766	7,037
6.125%, 03/09/21 (A)		3,926	4,083
5.125%, 09/14/17		250	254
5.125%, 09/14/17 (A)		940	954

			21,095

Malaysia — 2.3%
Axiata SPV1 Labuan
5.375%, 04/28/20		350	373
Petroliam Nasional
7.750%, 08/15/15		1,460	1,729
7.625%, 10/15/26		1,430	1,984
Petronas Capital
7.875%, 05/22/22		3,722	5,100
7.875%, 05/22/22 (A)		250	343
7.000%, 05/22/12		3,055	3,090
5.250%, 08/12/19		1,997	2,255
5.250%, 08/12/19 (A)		7,100	8,018
4.250%, 08/12/14 (A)		365	384
Petronas Capital Registered
7.875%, 05/22/22		563	771
Wakala Global Sukuk
4.646%, 07/06/21 (A)		1,050	1,135

			25,182

Mexico — 8.5%
America Movil
2.375%, 09/08/16		2,000	2,042
Axtel
9.000%, 09/22/19		762	659
7.625%, 02/01/17 (A)		291	252
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21 (A)		1,780	1,673
BBVA Bancomer
6.008%, 05/17/22 (B)		1,150	1,118
Cemex (A)
9.000%, 01/11/18		844	781
5.579%, 09/30/15 (B)		1,709	1,508
Cemex Espana Luxembourg
9.500%, 12/14/16		1,000	985
9.250%, 05/12/20		100	91
9.250%, 05/12/20 (A)		1,859	1,692
8.875%, 05/12/17	EUR	63	71
Comision Federal de Electricidad (A)
5.750%, 02/14/42		1,000	1,003
4.875%, 05/26/21		700	738
Corporation Geo
9.250%, 06/30/20		400	408
9.250%, 06/30/20 (A)		1,100	1,122
Desarrolladora Homex
9.750%, 03/25/20 (A)		1,000	1,035
Grupo Bimbo
4.875%, 06/30/20 (A)		415	441
Grupo Senda
10.500%, 10/03/15		4,390	4,302
Grupo Televisa
6.000%, 05/15/18		274	316

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Hipotecaria Su Casita
7.500%, 06/29/18 (A)		132	$33
Mexican Bonos
10.000%, 11/20/36	MXP	56,600	5,571
8.500%, 05/31/29	MXP	68,190	6,037
7.750%, 05/29/31	MXP	68,600	5,593
6.500%, 06/10/21	MXP	89,660	7,146
NII Capital
10.000%, 08/15/16		2,065	2,354
7.625%, 04/01/21		476	487
Oceanografia
11.250%, 07/15/15		1,386	735
Pemex Finance
9.150%, 11/15/18		1,895	2,453
Pemex Project Funding Master Trust
6.625%, 06/15/35		3,772	4,300
5.750%, 03/01/18		1,754	1,956
Petroleos Mexicanos
8.000%, 05/03/19		750	937
6.500%, 06/02/41 (A)		530	599
6.500%, 06/02/41 (A)		1,350	1,526
6.000%, 03/05/20 (A)		350	396
4.875%, 01/24/22 (A)		700	733
Southern Copper
6.750%, 04/16/40		362	394
United Mexican States MTN
8.300%, 08/15/31		3,521	5,281
8.000%, 09/24/22		2,510	3,514
6.050%, 01/11/40		3,614	4,400
5.950%, 03/19/19		1,400	1,676
5.750%, 10/12/10		4,326	4,629
5.625%, 01/15/17		1,476	1,701
5.125%, 01/15/20 (E)		3,250	3,713
3.625%, 03/15/22		700	714
United Mexican States, Ser A MTN
6.750%, 09/27/34		2,663	3,475
Urbi Desarrollos Urbanos
9.750%, 02/03/22 (A)		1,300	1,336
9.500%, 01/21/20		200	205

			92,131

Morocco — 0.2%
Kingdom of Morocco
4.500%, 10/05/20	EUR	1,650	2,022

Nigeria — 0.3%
Afren
11.500%, 02/01/16		200	212
11.500%, 02/01/16 (A)		1,400	1,484
Republic of Nigeria
6.750%, 01/28/21 (A)		750	803
UBS
9.350%, 09/04/17 (A) (B)		800	493

			2,992

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (C) (G) (H)		2,750	137

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Pakistan — 0.2%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)	330	$309
Republic of Pakistan
7.125%, 03/31/16	1,050	819
6.875%, 06/01/17	100	71
6.875%, 06/01/17	1,470	1,051

		2,250

Panama — 1.9%
Republic of Panama
9.375%, 01/16/23	595	827
9.375%, 04/01/29	6,826	10,911
8.875%, 09/30/27	1,590	2,437
8.125%, 04/28/34	940	1,297
7.250%, 03/15/15	675	780
7.125%, 01/29/26	339	454
6.700%, 01/26/36	2,571	3,350
5.200%, 01/30/20	700	799

		20,855

Peru — 1.7%
Banco de Credito del Peru
5.375%, 09/16/20(A)	626	632
Inkia Energy
8.375%, 04/04/21(A)	548	565
Interoceanica IV Finance
3.950%, 11/30/25 (A) (F)	698	412
3.400%, 11/30/18 (A) (F)	293	247
2.800%, 11/30/18	555	468
Peru Enhanced Pass-Through
Finance (F)
4.136%, 06/02/25 (A)	1,000	570
3.423%, 05/31/18	350	297
3.338%, 05/31/18 (A)	395	336
Republic of Peru
8.750%, 11/21/33	6,687	10,288
8.375%, 05/03/16	850	1,061
7.350%, 07/21/25	2,130	2,873
7.125%, 03/30/19	250	317
6.550%, 03/14/37	120	152
Volcan Cia Minera SAA
5.375%, 02/02/22 (A)	552	570

		18,788

Philippines — 3.9%
National Power
9.625%, 05/15/28	1,100	1,551
Power Sector (A)
7.390%, 12/02/24	750	960
7.250%, 05/27/19	100	124
Power Sector Assets & Liabilities
Management
7.390%, 12/02/24	700	896

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Republic of Philippines
10.625%, 03/16/25		3,226	$5,275
9.500%, 02/02/30		6,108	9,773
8.375%, 06/17/19		1,470	1,984
7.750%, 01/14/31		3,443	4,816
7.500%, 09/25/24		750	982
6.500%, 01/20/20		1,950	2,384
6.375%, 10/23/34		2,111	2,641
5.500%, 03/30/26		1,646	1,891
5.000%, 01/13/37		1,180	1,260
4.000%, 01/15/21		7,555	7,952

			42,489

Poland — 3.1%
Eileme 2
11.625%, 01/31/20 (A)		1,350	1,417
Polish Television Holding
11.000%, 11/15/14 (A)(D)	EUR	700	908
Republic of Poland
6.375%, 07/15/19		13,281	15,539
5.125%, 04/21/21		755	810
5.000%, 03/23/22		11,888	12,617
TVN Finance
10.750%, 11/15/17	EUR	200	282
TVN Finance II
10.750%, 11/15/17 (A)	EUR	1,400	1,976

			33,549

Qatar — 2.0%
Qtel International Finance MTN
7.875%, 06/10/19		2,300	2,829
6.500%, 06/10/14 (A)		150	164
5.000%, 10/19/25		200	203
5.000%, 10/19/25 (A)		1,172	1,188
4.750%, 02/16/21		700	718
4.750%, 02/16/21 (A)		504	517
State of Qatar
9.750%, 06/15/30		957	1,498
6.550%, 04/09/19		1,728	2,052
6.400%, 01/20/40		550	641
6.400%, 01/20/40 (A)		705	821
5.750%, 01/20/42 (A)		850	921
5.250%, 01/20/20		1,746	1,923
5.250%, 01/20/20 (A)		5,186	5,711
4.500%, 01/20/22 (A)		2,400	2,496

			21,682

Romania — 0.2%
Romanian Government International Bond MTN
6.750%, 02/07/22 (A)		1,702	1,749

Russia — 8.5%
Alfa Bank Via Alfa Bond Issuance (A)
7.875%, 09/25/17		771	794
7.750%, 04/28/21		910	903
Alfa Invest MTN
9.250%, 06/24/13 (A)		1,200	1,276
Alfa Issuance MTN
8.000%, 03/18/15		208	220

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
ALROSA Finance
7.750%, 11/03/20		460	$488
BOM Capital
6.699%, 03/11/15		1,300	1,338
Credit Suisse, CLN (Russian Government Bond)
7.600%, 04/14/21	RUB	61,800	2,079
Edel Capital for Sinek Capital SA
7.700%, 08/03/15		600	613
Evraz Group
9.500%, 04/24/18		700	777
6.750%, 04/27/18 (A)		1,037	1,018
Lukoil International Finance
6.656%, 06/07/22		600	648
Metalloinvest Finance
6.500%, 07/21/16		200	200
6.500%, 07/21/16 (A)		1,111	1,108
MTS International
8.625%, 06/22/20(A)		1,550	1,775
MTS International Funding
8.625%, 06/22/20		300	343
Novatek Finance
6.604%, 02/03/21 (A)		1,903	2,065
OAO TMK Capital
7.750%, 01/27/18		1,200	1,139
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18		800	899
Russian Federation
12.750%, 06/24/28		2,870	5,116
7.500%, 03/31/30 (D)		35,970	42,894
Russian Foreign Bond - Eurobond
5.000%, 04/29/20		700	749
5.000%, 04/29/20 (A)		500	535
Sberbank of Russia Via SB Capital
6.125%, 02/07/22 (A)		600	611
SCF Capital
5.375%, 10/27/17 (A)		3,031	2,910
Severstal OAO Via Steel Capital
6.700%, 10/25/17		200	202
Severstal via Steel Capital
6.250%, 07/26/16		1,200	1,202
Teorema Holding
11.000%, 10/27/09 (C)(H)		2,000	200
TNK-BP Finance
6.250%, 02/02/15 (A)		238	253
UBS (Vimpelcom)
8.250%, 05/23/16		190	204
VimpelCom Holdings
7.504%, 03/01/22		500	490
7.504%, 03/01/22 (A)		600	588
6.255%, 03/01/17		550	542
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18		900	979
9.125%, 04/30/18 (A)		400	435
7.748%, 02/02/21 (A)		2,830	2,819

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Vnesheconombank Via VEB
Finance
6.902%, 07/09/20		3,800	$4,081
6.902%, 07/09/20 (A)		3,135	3,367
6.800%, 11/22/25		2,000	2,072
6.800%, 11/22/25 (A)		700	725
5.450%, 11/22/17 (A)		800	817
VTB Capital
6.875%, 05/29/18		750	784
6.551%, 10/13/20 (A)		960	954
6.250%, 06/30/35		698	732

			91,944

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15		500	493
10.750%, 02/18/15 (A)		1,050	1,036

			1,529

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/21		200	201
8.750%, 05/13/21 (A)		1,250	1,253

			1,454

Serbia — 0.1%
Republic of Serbia
7.250%, 09/28/21 (A)		1,150	1,161

Singapore — 0.7%
Bakrie Telecom
11.500%, 05/07/15		592	346
MMI International
8.000%, 03/01/17		250	259
Sea Production
4.743%, 04/13/12		8,107	6,810
STATS ChipPac
5.375%, 03/31/16 (A)		224	228
Yanlord Land Group
9.500%, 05/04/17		300	273

			7,916

South Africa — 3.1%
Edcon Proprietary
9.500%, 03/01/18 (A)		650	592
4.778%, 06/15/14 (B)	EUR	1,725	2,048
Eskom Holdings
5.750%, 01/26/21 (A)		2,683	2,881
Gold Field Orogen
4.875%, 10/07/20		1,255	1,195
Myriad International Holding
6.375%, 07/28/17		540	599
6.375%, 07/28/17 (A)		1,235	1,371
Republic of South Africa
8.500%, 06/23/17		3,038	3,775
8.000%, 12/21/18	ZAR	12,420	1,710
6.875%, 05/27/19		4,337	5,297
6.750%, 03/31/21	ZAR	20,340	2,543
6.500%, 06/02/14		386	426
6.250%, 03/08/41		685	811
5.875%, 05/30/22		1,923	2,250
5.500%, 03/09/20		4,090	4,647
4.665%, 01/17/24		2,509	2,616

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Transnet MTN
4.500%, 02/10/16 (A)		720	$746

			33,507

South Korea — 0.1%
Export-Import Bank of Korea
4.375%, 09/15/21		810	820
Korea Gas
6.250%, 01/20/42 (A)		307	341
Korea Hydro & Nuclear Power
4.750%, 07/13/21		400	416

			1,577

Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)		597	624
6.250%, 10/04/20		950	926
6.250%, 07/27/21 (A)		350	340

			1,890

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19		565	697

Trinidad & Tobago — 0.3%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)		1,153	1,402
6.000%, 05/08/22		1,816	1,852
6.000%, 05/08/22 (A)		394	402

			3,656

Tunisia — 0.0%
Banque Centrale de Tunisie
8.250%, 09/19/27		220	261

Turkey — 3.6%
Export Credit Bank of Turkey
5.375%, 11/04/16 (A)		1,000	1,015
Globus Capital Finance
8.500%, 03/05/12		700	700
Republic of Turkey
11.875%, 01/15/30		1,125	1,893
8.485%, 07/17/13 (F)	TRY	2,010	1,020
8.000%, 02/14/34		1,700	2,083
7.500%, 07/14/17		2,475	2,840
7.500%, 11/07/19		1,587	1,865
7.375%, 02/05/25		4,677	5,456
7.250%, 03/15/15		900	990
7.250%, 03/05/38		540	617
7.000%, 09/26/16		1,059	1,186
7.000%, 03/11/19		650	738
7.000%, 06/05/20		663	757
6.875%, 03/17/36		3,145	3,436
6.750%, 04/03/18		5,337	5,964
6.750%, 05/30/40		2,391	2,570
6.250%, 09/26/22		1,322	1,418
6.000%, 01/14/41		470	460
5.625%, 03/30/21		1,683	1,750
5.125%, 03/25/22		1,947	1,930
Yuksel Insaat
9.500%, 11/10/15		658	549

			39,237

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Ukraine — 2.9%
Biz Finance for Ukreximbank
8.375%, 04/27/15	6,077	$5,697
Credit Suisse First Boston
International (Export/Import - Ukraine)
6.800%, 10/04/12	800	796
DTEK Finance
9.500%, 04/28/15	700	693
9.500%, 04/28/15 (A)	790	782
Ferrexpo Finance
7.875%, 04/07/16	1,500	1,365
7.875%, 04/07/16(A)	405	369
Financing of Infrastrucural
Projects State Enterprise
8.375%, 11/03/17 (A)	650	557
Government of Ukraine
7.950%, 02/23/21	206	187
7.950%, 02/23/21 (A)	350	318
7.750%, 09/23/20	613	555
7.750%, 09/23/20 (A)	500	453
7.650%, 06/11/13	2,396	2,381
6.875%, 09/23/15	301	284
6.875%, 09/23/15 (A)	2,329	2,201
6.750%, 11/14/17	300	271
6.580%, 11/21/16	370	339
6.250%, 06/17/16	346	316
6.250%, 06/17/16 (A)	3,193	2,914
Metinvest
8.750%, 02/14/18	600	549
8.750%, 02/14/18 (A)	941	861
MHP
10.250%, 04/29/15	553	542
10.250%, 04/29/15 (A)	1,865	1,828
Mriya Agro Holding
10.950%, 03/30/16 (A)	617	541
NAK Naftogaz Ukraine
9.500%, 09/30/14	6,273	6,140
Oschadbank Via SSB No. 1
8.250%, 03/10/16	800	692
Springvale Holdings
9.181%, 09/07/09 (B)(C)(H)	1,000	75

		31,706

United Arab Emirates — 3.5%
Abu Dhabi National Energy MTN 5.875%, 12/13/21(A)	455	477
Atlantic Finance
10.750%, 05/27/14	1,300	1,424
Dolphin Energy
5.888%, 06/15/19	253	272
5.888%, 06/15/19	843	906
5.888%, 06/15/19 (A)	84	91
5.500%, 12/15/21 (A)	200	207
DP World MTN
6.850%, 07/02/37	3,110	2,954
Dubai DOF Sukuk MTN
6.396%, 11/03/14	800	836

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Dubai Electricity & Water
Authority
8.500%, 04/22/15		1,102	$1,214
8.500%, 04/22/15 (A)		2,300	2,533
7.375%, 10/21/20 (A)		2,770	2,898
Dubai Holding Commercial
Operations MTN
4.750%, 01/30/14	EUR	5,450	6,525
Dubai Holding MTN
6.000%, 02/01/17	GBP	850	1,079
Dubai Sukuk Centre
0.713%, 06/13/12 (B)		2,350	2,277
Emirate of Abu Dhabi MTN
7.750%, 10/05/20		1,000	1,076
6.750%, 04/08/19		800	972
6.750%, 04/08/19 (A)		670	814
6.700%, 10/05/15		350	369
Emirates Airlines
5.125%, 06/08/16		250	254
IPIC GMTN
6.875%, 11/01/41 (A)		563	581
5.500%, 03/01/22 (A)		417	425
5.000%, 11/15/20		325	327
3.750%, 03/01/17 (A)		1,395	1,405
Jafz Sukuk
2.991%, 11/27/12 (B)	AED	25,100	6,577
Pyrus
7.500%, 12/20/15		1,700	1,730

			38,223

Uruguay — 1.5%
Republic of Uruguay
9.250%, 05/17/17		272	359
8.000%, 11/18/22		4,838	6,611
7.625%, 03/21/36		3,770	5,206
6.875%, 09/28/25		644	827
Republic of Uruguay PIK
7.875%, 01/15/33		1,998	2,782

			15,785

Venezuela — 5.8%
Government of Venezuela
13.625%, 08/15/18		737	803
13.625%, 08/15/18		2,435	2,654
12.750%, 08/23/22		6,970	7,458
11.950%, 08/05/31		5,800	5,902
11.750%, 10/21/26		1,700	1,717
10.750%, 09/19/13		900	940
9.375%, 01/13/34		2,220	1,926
9.250%, 09/15/27		2,625	2,376
9.250%, 05/07/28		1,700	1,462
9.000%, 05/07/23		3,460	2,976
8.500%, 10/08/14		1,120	1,127
8.250%, 10/13/24		1,950	1,589
7.750%, 10/13/19		1,350	1,134
7.650%, 04/21/25		1,550	1,204
7.000%, 03/31/38		200	143
6.000%, 12/09/20		900	684

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Petroleos de Venezuela
12.750%, 02/17/22		1,750	$1,798
8.500%, 11/02/17		1,272	1,164
8.500%, 11/02/17		1,469	1,344
5.500%, 04/12/37		1,850	1,115
5.375%, 04/12/27		6,005	3,738
5.250%, 04/12/17		6,774	5,385
5.000%, 10/28/15		1,700	1,441
4.900%, 10/28/14		14,328	12,752

			62,832

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16		800	868
6.750%, 01/29/20		1,350	1,468

			2,336

Total Global Bonds
(Cost $949,586) ($ Thousands)			1,026,883

LOAN PARTICIPATIONS — 0.7%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/16 (G) (H)	EUR	975	1,189

Brazil — 0.0%
Virgolino de Oliveira
5.551%, 11/03/15		565	551

Indonesia — 0.3%
PT Bumi Resources
11.260%, 08/07/13		1,973	2,064
PT Bumi, Ser Tranche A
15.000%, 01/18/13		394	386
PT Bumi, Ser Tranche B
15.000%, 01/18/13		315	308

			2,758

Singapore — 0.3%
Morton Bay Senior
6.220%, 01/31/13 (G) (H)		3,020	2,780

Total Loan Participations (Cost $7,605) ($ Thousands)			7,278

CONVERTIBLE BONDS — 0.5%
Dana Gas Sukuk CV to 19.076 Shares
7.500%, 10/31/12		1,100	847
FirstSource Solutions CV to
42,549.14 Shares
6.206%, 12/04/12 (F)		2,100	2,541
Sino-Forest CV to 47.2619
Shares
4.250%, 12/15/16		50	16
4.250%, 12/15/16 (A) (C)		781	246
Suzlon Energy CV to 22.6830
Shares
4.014%, 06/12/12 (F)		918	1,042

Description	Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Suzlon Energy CV to 533.2762
Shares
2.577%, 07/25/14 (F)	500	$425

Total Convertible Bonds (Cost $4,722) ($ Thousands)		5,117

AFFILIATED PARTNERSHIP — 0.6%

United States — 0.6%
SEI Liquidity Fund, L.P. 0.160% †*(I)	6,820,552	6,581

Total Affiliated Partnership (Cost $6,821) ($ Thousands)		6,581

Total Investments — 96.5% (Cost $968,734) ($ Thousands) ††		$1,045,859

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
Euro-Buxl 30 Year Bond	(16)	Mar-2012	$(143)
U.S. 10-Year Treasury Note	40	Jun-2012	(19)

			$(162)

For the period ended February 29, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

A summary of the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/2/12	TRY	3,510	USD	1,945	$(65)
3/2/12	USD	1,913	TRY	3,510	98
3/2/12-4/3/12	BRL	39,961	USD	21,468	(1,668)
3/2/12-4/19/12	USD	29,944	BRL	51,960	211
3/5/12-3/30/12	EUR	41,397	USD	54,141	(1,235)
3/5/12-4/4/12	USD	5,169	EUR	3,886	30
3/6/12-4/30/12	INR	704,354	USD	14,221	(92)
3/6/12-4/30/12	USD	14,015	INR	704,354	253
3/9/12	MXP	99,482	USD	7,208	(565)
3/9/12-5/24/12	USD	10,564	MXP	138,482	242
3/12/12-12/3/12	USD	7,180	CNY	45,786	88
3/15/12-4/3/12	KRW	6,470,000	USD	5,730	(53)
3/15/12-4/3/12	USD	6,812	KRW	7,660,000	34
3/27/12	USD	1,978	ZAR	15,500	96
3/27/12	ZAR	15,200	USD	1,895	(139)
3/29/12-4/27/12	USD	6,198	SGD	7,818	74
3/30/12	GBP	956	USD	1,498	(29)
4/3/12	USD	3,122	ILS	11,670	(36)
4/12/12	PHP	83,000	USD	1,933	(3)
4/12/12	USD	1,896	PHP	83,000	40
4/13/12	HUF	693,000	EUR	2,307	(117)
4/18/12	EUR	1,487	PLN	6,300	50
4/18/12	IDR	17,200,000	USD	1,864	(36)
4/18/12	THB	60,000	USD	1,879	(98)
4/18/12	USD	1,914	IDR	17,200,000	(14)
4/18/12	USD	1,976	THB	60,000	1
4/19/12-5/14/12	USD	6,539	RUB	200,607	269
4/24/12	CZK	49,000	EUR	1,915	(69)
4/24/12	EUR	367	CZK	9,200	2
4/27/12	SGD	1,190	USD	950	(5)
4/30/12	USD	1,955	COP	3,540,000	32
5/3/12	USD	1,941	MYR	6,000	54
5/16/12	CNY	26,196	USD	4,134	(24)

					$(2,674)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(19,832)	19,217	$(615)
Barclays PLC	(71,729)	71,178	(551)
Brown Brothers Harriman	(3,074)	3,029	(45)
Citigroup	(65,683)	65,359	(324)
Deutsche Bank	(6,353)	6,547	194
HSBC	(18,837)	18,762	(75)
JPMorgan Chase Bank	(30,401)	30,135	(266)
UBS	(18,402)	17,410	(992)

			$(2,674)

For the period ended February 29, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open swap agreements held by the Fund at February 29, 2012, is as follows:

		Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,475,000	$536
Barclays Bank PLC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,497,000	514

							$1,050

For the period ended February 29, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 29, 2012

Percentages are based on a Net Assets of $1,084,251 ($ Thousands)

*	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.
(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Security in default on interest payments.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 29, 2012. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at February 29, 2012.

The total value of securities on loan at February 29, 2012 was $6,517 ($ Thousands).

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Securities considered illiquid. The total value of such securities as of February 29, 2012 was $4,106 ($ Thousands) and represented 0.38% of Net Assets.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2012 was $4,381 and represented 0.40% of Net Assets.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2012 was $6,581 ($ Thousands).

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $968,734 ($ Thousands), and the unrealized appreciation and depreciation were $97,543 ($ Thousands) and $(20,418) ($ Thousands), respectively.

AED	— United Arab Emirates Dirham
ARS	— Argentine Peso
BRL	— Brazilian Real
CLN	— Credit-Linked Note
CNY	— Chinese Yuan
COP	— Colombian Peso
CV	— Convertible Security
CZK	— Czech Koruna
DEM	— German Mark
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Sheckel
INR	— Indian Rupee
KRW	— South Korean Won
LLC	— Limited Liability Company
L.P.	— Limited Partnership
MTN	— Medium Term Note
MXP	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PIK	— Payment-in-Kind
PLN	— Polish Zloty
PLC	— Public Limited Company
RUB	— Russian Ruble
Ser	— Series
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$1,026,883	$—	$1,026,883
Loan Participations	—	—	7,278	7,278
Convertible Bonds	—	5,117	—	5,117
Affiliated Partnership	—	6,581	—	6,581

Total Investments in Securities	$—	$1,038,581	$7,278	$1,045,859

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(162)	$—	$—	$(162)
Forwards Contracts*	—	(2,674)	—	(2,674)
Total Return Swaps*	—	1,050	—	1,050

Total Other Financial Instruments	$(162)	$(1,624)	$—	$(1,786)

*	Future contracts, forwards contracts, and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Beginning balance as of June 1, 2011	$7,038
Accrued discounts/premiums	18
Realized gain/(loss)	376
Change in unrealized appreciation/(depreciation)	(380)
Purchases	708
Sales	(3,096)
Net transfer into Level 3	2,614
Net transfer out of Level 3	—

Ending balance as of February 29, 2012	$7,278

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(320)

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Real Return Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 97.3%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/17	$7,132	$8,659
2.375%, 01/15/17	12,142	14,353
2.000%, 01/15/14	24,487	26,325
2.000%, 07/15/14	22,102	24,224
2.000%, 01/15/16	16,942	19,288
1.875%, 07/15/13	26,534	28,132
1.875%, 07/15/15	19,114	21,435
1.625%, 01/15/15	22,721	24,907
1.250%, 04/15/14	25,645	27,361
0.500%, 04/15/15	27,179	28,956
0.125%, 04/15/16	49,100	52,219

Total U.S. Treasury Obligations (Cost $263,842) ($ Thousands)		275,859

Total Investments — 97.3% (Cost $263,842) ($ Thousands) †		$275,859

Percentages are based on Net Assets of $283,643 ($ Thousands).

†	At February 29, 2012, the tax basis cost of the Fund’s investments was $263,842 ($ Thousands), and the unrealized appreciation and depreciation were $12,076 ($ Thousands) and $(59) ($ Thousands), respectively.

As of February 29, 2012 all of the Fund’s investments were considered Level 2.

For the period ended February 29, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012 there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 29, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 6.4%
FHLB
0.105%, 05/18/12	$16,000	$15,996
FHLMC
0.090%, 05/07/12	17,000	16,999

Total U.S. Government Agency Obligations
(Cost $32,993) ($ Thousands)		32,995

U.S. TREASURY OBLIGATIONS (A)(B) — 4.5%
U.S. Treasury Bills
0.106%, 05/17/12	600	600
0.043%, 04/26/12	14,000	13,999
U.S. Treasury Notes
4.000%, 08/15/18	7,500	8,803

Total U.S. Treasury Obligations
(Cost $23,324) ($ Thousands)		23,402

CASH EQUIVALENT — 88.0%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A 0.090% † *	455,924,987	455,925

Total Cash Equivalent
(Cost $455,925) ($ Thousands)		455,925

Total Investments — 98.9%
(Cost $512,242) ($ Thousands) ††		$512,322

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	5,625	Mar-2012	$30,610
U.S. 10-Year Treasury Note	882	Jun-2012	76

			$30,686

For the period ended February 29, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $518,175 ($ Thousands)

*	The rate reported is the 7-day effective yield as of February 29, 2012.

†	Investment in Affiliated Security.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $512,242 ($ Thousands), and the unrealized appreciation and depreciation were $97 ($ Thousands) and $(17) ($ Thousands), respectively.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

S&P— Standard & Poor’s

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value.

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$32,995	$—	$32,995
U.S. Treasury Obligations	—	23,402	—	23,402
Cash Equivalent	455,925	—	—	455,925

Total Investments in Securities	$455,925	$56,397	$—	$512,322

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$30,686	$—	$—	$30,686

*	Futures contracts are value at the unrealized appreciation on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) — 48.3%
U.S. Treasury Inflation-Protected Securities
2.500%, 07/15/16	$11,230	$13,228
2.375%, 01/15/17	2,188	2,586
2.000%, 01/15/14	2,920	3,139
2.000%, 07/15/14	8,327	9,126
2.000%, 01/15/16	2,939	3,346
1.875%, 07/15/13	10,126	10,736
1.875%, 07/15/15	9,113	10,220
1.625%, 01/15/15	6,884	7,547
1.375%, 07/15/18	623	720
1.250%, 04/15/14	1,999	2,133
0.500%, 04/15/15	1,973	2,103
0.125%, 04/15/16	1,319	1,403

Total U.S. Treasury Obligations
(Cost $65,155) ($ Thousands)		66,287

REGISTERED INVESTMENT COMPANY — 18.3%
Credit Suisse Commodity Return Strategy Fund	2,927,033	25,172

Total Registered Investment Company
(Cost $26,926) ($ Thousands)		25,172

FOREIGN COMMON STOCK — 15.1%

Australia — 1.1%
BHP Billiton	21,120	824
Goodman Group ‡	150,950	113
OneSteel	135,840	156
Rio Tinto	3,040	221
Westfield Retail Trust ‡	50,670	137

		1,451

Brazil — 0.8%
Petroleo Brasileiro ADR	24,620	735
Petroleo Brasileiro ADR, Cl A	10,880	310

		1,045

Canada — 3.7%
Agrium	5,930	507
Allied Properties, Cl Trust Unit ‡	9,630	260
Canadian ‡	7,400	287
Cominar ‡	8,140	190
Dundee (Canada) ‡	8,160	285
Goldcorp	15,820	770
IAMGOLD	18,280	278
Kinross Gold	33,650	374
Morguard ‡	6,290	104
New Gold *	27,650	325
Nexen	14,090	288

Description	Shares	Market Value ($ Thousands)
Northern Property Real Estate Investment Trust ‡	7,500	$253
RioCan, Cl Trust Unit ‡	1	—
Suncor Energy	22,750	823
Teck Cominco, Cl B	10,120	407

		5,151

China — 0.4%
China Petroleum & Chemical	494,000	566

France — 0.4%
Total	9,010	506
Unibail-Rodamco ‡	75	15

		521

Germany — 0.3%
BASF	4,250	374
GSW Immobilien *	2,240	71

		445

Hong Kong — 0.4%
Great Eagle Holdings	59,000	172
Link REIT ‡	770	3
Sun Hung Kai Properties	14,454	222
Wharf Holdings	29,000	181

		578

Japan — 0.2%
JFE Holdings	14,300	309

Netherlands — 1.7%
Koninklijke DSM	6,370	356
LyondellBasell Industries, Cl A	1	—
Royal Dutch Shell, Cl A	38,860	1,424
Royal Dutch Shell, Cl B	13,100	487

		2,267

Norway — 0.3%
Seadrill	11,040	464

Russia — 0.7%
Gazprom OAO ADR	72,720	964

Singapore — 0.1%
CapitaLand	76,000	188

1	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

Description	Shares	Market Value ($ Thousands)

South Africa — 0.4%
Exxaro Resources	17,890	$507

Switzerland — 0.3%
Transocean	7,440	397

Thailand — 0.4%
Banpu	13,500	289
PTT NVDR	24,900	299

		588

United Kingdom — 3.9%
Anglo American	18,470	782
BG Group	32,940	799
BHP Billiton	8,360	272
BP	199,130	1,566
Ensco International ADR	4,060	237
Hammerson ‡	30,120	188
Intercontinental Hotels Group	8,260	189
Mondi	24,890	234
Rio Tinto	17,010	974
Telecity Group *	6,984	77

		5,318

Total Foreign Common Stock (Cost $19,031) ($ Thousands)		20,759

COMMON STOCK — 14.9%

Consumer Discretionary — 0.3%
Hyatt Hotels, Cl A *	3,420	141
Starwood Hotels & Resorts Worldwide	4,950	267

		408

Consumer Staples — 0.3%
Bunge	3,670	247
Tyson Foods, Cl A	10,180	193

		440

Energy — 6.3%
Anadarko Petroleum	8,140	685
Cabot Oil & Gas	3,640	127
Chevron	10,520	1,148
Devon Energy	6,700	491
EOG Resources	3,770	429
Exxon Mobil	33,770	2,921
Halliburton	7,890	289
Hess	4,400	286
Marathon Oil	9,470	321
Marathon Petroleum	6,550	272
Noble Energy	3,340	326
Occidental Petroleum	6,965	727

Description	Shares	Market Value ($ Thousands)
Schlumberger	5,530	$429
Stone Energy *	4,670	149

		8,600

Financials — 7.3%
Ashford Hospitality Trust ‡	7,661	65
Associated Estates Realty ‡	10,710	160
Boston Properties ‡	3,970	403
BRE Properties ‡	5,340	259
Camden Property Trust ‡	3,470	215
CBRE Group, Cl A *	3,690	68
Corporate Office Properties Trust ‡	5,556	136
CubeSmart ‡	11,730	132
DDR ‡	19,982	282
Digital Realty Trust ‡	5,930	430
Douglas Emmett ‡	23,390	493
Duke Realty ‡	20,430	284
EastGroup Properties ‡	4,070	196
Equity Residential ‡	3,470	197
Essex Property Trust ‡	1,420	199
Extra Space Storage ‡	7,947	210
General Growth Properties ‡	13,120	213
Glimcher Realty Trust ‡	28,341	281
Highwoods Properties ‡	2,070	66
Host Hotels & Resorts ‡	10,440	165
LaSalle Hotel Properties ‡	6,421	171
Lexington Realty Trust ‡	15,641	135
Mack-Cali Realty ‡	4,800	137
Pebblebrook Hotel Trust ‡	3,150	67
Post Properties ‡	4,670	204
ProLogis ‡	17,490	589
PS Business Parks ‡	2,600	162
Public Storage ‡	2,980	400
Ramco-Gershenson Properties ‡	5,920	66
Regency Centers ‡	6,488	278
Retail Opportunity Investments ‡	8,138	95
Simon Property Group ‡	9,915	1,343
SL Green Realty ‡	4,670	355
Sovran Self Storage ‡	4,260	202
STAG Industrial ‡	5,660	70
Strategic Hotels & Resorts ‡ *	28,090	175
Ventas ‡	11,810	660
Weingarten Realty Investors ‡	9,610	239
Weyerhaeuser ‡	10,080	211

		10,013

Materials — 0.7%
Commercial Metals	19,710	262
Freeport-McMoRan Copper & Gold, Cl B	3,280	139
Monsanto	6,350	491

2	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
United States Steel	4,660	$127

		1,019

Total Common Stock (Cost $18,596) ($ Thousands)		20,480

CORPORATE OBLIGATIONS — 4.5%

Consumer Discretionary — 0.9%
CBS
5.750%, 04/15/20	$145	167
3.375%, 03/01/22	106	105
Comcast
6.450%, 03/15/37	40	50
5.300%, 01/15/14	65	70
DIRECTV Holdings LLC
4.600%, 02/15/21	60	65
Interpublic Group of
4.000%, 03/15/22	18	18
Macy’s Retail Holdings
3.875%, 01/15/22	129	133
News America
6.150%, 02/15/41	75	89
4.500%, 02/15/21	90	97
Time Warner
4.700%, 01/15/21	130	145
Time Warner Cable
4.125%, 02/15/21	65	69
4.000%, 09/01/21	75	78
Viacom
4.500%, 03/01/21	130	143

		1,229

Consumer Staples — 0.1%
Bunge Finance
4.100%, 03/15/16	125	130

Energy — 0.5%
Energy Transfer Partners
5.950%, 02/01/15	50	55
4.650%, 06/01/21	85	89
Enterprise Products Operating
LLC
5.200%, 09/01/20	60	68
Kinder Morgan Energy Partners
4.150%, 03/01/22	78	81
Nabors Industries
9.250%, 01/15/19	84	106
Noble Energy
8.250%, 03/01/19	100	127
Southwestern Energy
4.100%, 03/15/22(B)	48	48
Spectra Energy Capital LLC
6.200%, 04/15/18	115	134

		708

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 1.6%
American International Group
6.400%, 12/15/20	$60	$67
5.600%, 10/18/16	60	64
American Tower
5.050%, 09/01/20 ‡	145	150
Bank of America
3.625%, 03/17/16	65	64
Capital One Financial
4.750%, 07/15/21	55	58
Citigroup
6.875%, 03/05/38	40	47
4.500%, 01/14/22	190	195
Goldman Sachs Group
6.750%, 10/01/37	40	40
5.750%, 01/24/22	110	115
5.375%, 03/15/20	40	41
3.625%, 02/07/16	40	40
Hartford Financial Services Group
5.500%, 03/30/20	80	83
HCP
5.375%, 02/01/21 ‡	125	137
HSBC Finance
6.676%, 01/15/21(B)	60	64
JPMorgan Chase
6.400%, 05/15/38	40	48
4.500%, 01/24/22	190	202
Markel
7.125%, 09/30/19	115	131
Marsh & McLennan
5.750%, 09/15/15	60	67
4.800%, 07/15/21	65	72
MetLife
7.717%, 02/15/19	50	64
5.700%, 06/15/35	65	77
Morgan Stanley
5.500%, 07/28/21	168	166
4.750%, 04/01/14	40	41
Nationwide Financial Services
5.375%, 03/25/21(B)	130	130

		2,163

Health Care — 0.1%
Humana
6.450%, 06/01/16	115	130

Industrials — 0.3%
CSX
4.750%, 05/30/42	165	172
Republic Services
3.800%, 05/15/18	130	141
Ryder System MTN
3.500%, 06/01/17	130	136

		449

3	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.2%
Hewlett-Packard
4.650%, 12/09/21	$73	$79
Intel
4.800%, 10/01/41	95	108
Xerox
4.500%, 05/15/21	110	112

		299

Materials — 0.2%
Ball
5.000%, 03/15/22	23	23
Dow Chemical
5.900%, 02/15/15	55	62
5.250%, 11/15/41	30	33
4.250%, 11/15/20	65	70
International Paper
7.950%, 06/15/18	110	138

		326

Telecommunication Services — 0.3%
AT&T
5.350%, 09/01/40	113	128
U.S. Cellular
6.700%, 12/15/33	70	69
Verizon Communications
7.350%, 04/01/39	125	172

		369

Utilities — 0.3%
Constellation Energy Group
5.150%, 12/01/20	60	67
FirstEnergy Solutions
6.800%, 08/15/39	60	70
6.050%, 08/15/21	55	63
Nisource Finance
6.125%, 03/01/22	100	119
Pacific Gas & Electric
4.500%, 12/15/41	65	68

		387

Total Corporate Obligations (Cost $6,099) ($ Thousands)		6,190

MORTGAGE-BACKED SECURITIES — 3.9%

Agency Mortgage-Backed Obligations — 2.6%
FHLMC ARM
3.521%, 10/01/39(C)	434	461
FNMA
6.000%, 10/01/40	1,522	1,677
3.500%, 12/01/41	927	960
FNMA ARM
4.777%, 10/01/39(C)	416	445

		3,543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 1.3%
Banc of America Commercial
Mortgage, Ser 2006-5, Cl A4 5.414%, 09/10/47	$300	$335
Citigroup, Ser 2006-CD3, Cl A2
5.560%, 10/15/48	251	255
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	315	350
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
5.819%, 06/15/49 (C)	185	204
Merrill Lynch Mortgage Trust,
Ser 2005-CIP1, Cl A2
4.960%, 07/12/38	175	178
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/49	300	334
Morgan Stanley Capital I, Ser IQ12, Cl A4
5.332%, 12/15/43	150	171

		1,827

Total Mortgage-Backed Securities (Cost $5,267) ($ Thousands)		5,370

ASSET-BACKED SECURITIES — 2.5%

Automotive — 1.7%
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	465	465
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	100	100
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.070%, 06/15/16	70	70
Exeter Automobile Receivables Trust, Ser 2012-1A
2.020%, 08/15/16 (B)	140	140
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	160	160
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.718%, 01/15/16 (C)	326	326
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.816%, 02/20/17 (C)	255	255
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/16 (B)	135	135

4	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
Hyundai Auto Lease Securitization
Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (B)	$125	$125
Mercedes-Benz Auto Lease Trust,
Ser 2011-B, Cl A2
0.900%, 01/15/14 (B)	202	202
Porsche Innovative Lease Owner
Trust, Ser 2011-1
1.090%, 09/22/14 (B)	185	185
Santander Drive Auto Receivables
Trust, Ser 2011-4, Cl A2
1.370%, 03/16/15	79	79

		2,242

Credit Cards — 0.8%
American Express Credit Account
Master Trust, Ser 2011-1, Cl A
0.419%, 04/17/17 (C)	285	286
GE Capital Credit Card Master
Note Trust, Ser 2011-2, Cl A
0.729%, 05/15/19 (C)	420	422
Penarth Master Issuer, Ser 2010-
2A, Cl A2
0.996%, 12/18/14 (B) (C)	420	421

		1,129

Total Asset-Backed Securities
(Cost $3,370) ($ Thousands)		3,371

FOREIGN BONDS — 2.4%
AngloGold Ashanti Holdings
5.375%, 04/15/20	95	98
ArcelorMittal
5.500%, 03/01/21	60	59
Asciano Finance
5.000%, 04/07/18 (B)	130	133
Barclays Bank
5.125%, 01/08/20	100	105
BBVA US Senior SAU
3.250%, 05/16/14	135	133
Canadian Government Bond
3.250%, 06/01/21	915	1,028
Delhaize Group
6.500%, 06/15/17	115	134
Deutsche Telekom International
Finance BV
8.750%, 06/15/30	100	143
4.875%, 03/06/42 (B)	170	167
Gazprom OAO Via Gaz Capital
MTN
6.212%, 11/22/16	130	143
HSBC Holdings
5.100%, 04/05/21	40	44

Description	Face Amount (1) ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)
Perusahaan Listrik Negara
5.500%, 11/22/21 (B)	200	$215
Petrobras International Finance
5.750%, 01/20/20	115	126
Petronas Capital
5.250%, 08/12/19 (B)	125	141
Royal Bank of Scotland
4.875%, 03/16/15	100	104
Telecom Italia Capital
7.175%, 06/18/19	60	62
5.250%, 10/01/15	65	66
Telefonica Emisiones SAU
5.462%, 02/16/21	70	70
Transocean
6.375%, 12/15/21	120	142
Vodafone Group
6.150%, 02/27/37	140	176

Total Foreign Bonds
(Cost $3,249) ($ Thousands)		3,289

PREFERRED STOCK — 0.6%

Brazil — 0.6%
Vale ADR, Cl B	35,880	882

Total Preferred Stock
(Cost $897) ($ Thousands)		882

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FHLMC
2.375%, 01/13/22	$746	754

Total U.S. Government Agency Obligation
(Cost $742) ($ Thousands)		754

PURCHASED OPTION — 0.1%

United States — 0.1%
December 2012 SPX U.S. Index,
Expires 12/22/12, Strike Price: $1,300 *	12	100

Total Purchased Option
(Cost $116) ($ Thousands)		100

Total Investments — 111.1%
(Cost $149,448)($ Thousands) ††		$152,654

5	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule of Investments (unaudited)

Multi-Asset Real Return Fund

February 29, 2012

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTION — 0.0%

United States — 0.0%
December 2012 SPX U.S. Index,
Expires 12/22/12, Strike Price:
$1,075 *	(12)	$(39)

Total Written Option
(Premiums Received $47) ($ Thousands)		(39)

The open futures contracts held by the Fund at February 29, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(7)	Jun-2012	$—
U.S. 5-Year Treasury Note	(3)	Jun-2012	—
U.S. 10-Year Treasury Note	(23)	Jun-2012	(1)
U.S. Long Treasury Bond	(14)	Jun-2012	(1)

			$(2)

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/2/12	USD	2,035	BRL	3,483	$(6)
3/2/12-3/5/12	BRL	6,966	USD	3,990	(65)
3/2/12-4/3/12	CAD	9,878	USD	9,925	(102)
3/15/12	AUD	1,345	USD	1,450	—
3/15/12	CHF	227	USD	249	(3)
3/15/12	CNY	3,263	USD	519	1
3/15/12	EUR	3,695	USD	4,875	(68)
3/15/12	GBP	5,771	USD	9,143	(74)
3/15/12	JPY	33,043	USD	430	21
3/15/12	NOK	1,812	USD	314	(12)
3/15/12	RUB	34,143	USD	1,072	(95)
3/15/12	SGD	235	USD	189	—
3/15/12	THB	16,438	USD	534	(9)
3/15/12	USD	2,733	CNY	17,208	—
3/15/12	USD	89	EUR	67	1
3/15/12	USD	275	RUB	8,823	27
3/15/12	ZAR	2,118	USD	278	(6)

					$(390)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	(38,186)	37,801	$(385)
UBS	(324)	319	(5)

			$(390)

For the period ended February 29, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule Of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

The open swap agreements held by the Fund at February 29, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	CDX.NA.IG.17-V1 Index	Sell	1.00%	12/20/16	$(890)	$ 21

Total Return Swaps
Counterparty	Reference Entity	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	$12,850	$(218)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	684	(12)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 8 Bps	08/15/12	1,325	(22)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 4 Bps	08/15/12	1,582	(27)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 6.5 Bps	09/17/12	779	(13)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Minus 6 Bps	10/15/12	486	(8)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 10 Bps	10/15/12	116	(2)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 5 Bps	11/15/12	541	(9)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 6 Bps	12/17/12	1,609	(29)
Barclays Bank PLC	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 3 Bps	12/17/12	252	(5)

						$(345)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month LIBOR	02/21/17	$500	$1
Deutsche Bank	0.69%	3 Month LIBOR	10/13/13	4,910	(22)
JPMorgan Chase Bank	2.04%	3 Month LIBOR	02/07/22	540	—
Morgan Stanley	2.81%	3 Month LIBOR	02/21/42	450	(3)

					$(24)

For the period ended February 29, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule Of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

The open reverse repurchase agreements held by the Fund as of February 29, 2012, is as follows:

Principal Amount ($ Thousands)	Coupon Rate (bps)	Counterparty	Value ($ Thousands)
$4,332	22	Bank of America Securities LLC	$4,332
3,119	21	Bank of America Securities LLC	3,119
1,329	20	Bank of America Securities LLC	1,329
914	16	Bank of America Securities LLC	914
888	13	Bank of America Securities LLC	888
2,937	12	Bank of America Securities LLC	2,937
1,935	10	Bank of America Securities LLC	1,935
1,314	8	Bank of America Securities LLC	1,314

			$16,768

Percentages are based on a Net Assets of $137,381 ($ Thousands)

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts and open reverse repurchase agreements
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the final maturity date.

††	At February 29, 2012, the tax basis cost of the Fund’s investments was $149,448 ($ Thousands), and the unrealized appreciation and depreciation were $5,321 ($ Thousands) and $(2,115) ($ Thousands), respectively.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.IG — Credit Derivatives Index — North American Investment Grade

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

SPX — Standard & Poor’s 500 Index

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$66,287	$—	$66,287
Registered Investment
Company	25,172	—	—	25,172
Foreign Common Stock	20,759	—	—	20,759
Common Stock	20,480	—	—	20,480
Corporate Obligations	—	6,190	—	6,190
Mortgage-Backed Securities	—	5,370	—	5,370
Asset-Backed Securities	—	3,371	—	3,371
Foreign Bonds	—	3,289	—	3,289
Preferred Stock	882	—	—	882
U.S. Government Agency
Obligation	—	754	—	754
Purchased Option	100	—	—	100

Total Investments in Securities	$67,393	$85,261	$—	$152,654

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Option	$(39)	$—	$—	$(39)

Total Securities Sold Short	$(39)	$—	$—	$(39)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2)	$—	$—	$(2)
Forwards Contracts*	—	(390)	—	(390)
Credit Default Swaps*	—	21	—	21
Total Return Swaps*	—	(345)	—	(345)
Interest Rate Swaps*	—	(24)	—	(24)
Reverse Repurchase Agreements	—	16,768	—	16,768

Total Other Financial Instruments	$(2)	$16,030	$—	$16,028

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Schedule Of Investments (Unaudited)

Multi-Asset Real Return Fund

February 29, 2012

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2012, the High Yield Bond and Long Duration Funds are the buyers (“receiving protection”) on a total notional amount of $20.1 million and $5.0 million respectively, and the Multi-Asset Real Return Fund is the seller (“providing protection”) on a total notional amount of $0.9 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	—	—	$4,673	$4,673
Maximum potential amount of future payments	—	—	—	(890,000)	(890,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 2000	—	—	890,000	—	—	890,000
2001 - 4000	—	—	—	—	—	—
Greater than 4000	—	—	—	—	—	—

Total	—	—	890,000	—	—	890,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

9	SEI Institutional Investments Trust / Quarterly Reporting / February 29, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 30, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: April 30, 2012